UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant: Vanguard Tax-Managed Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018—June 30, 2018

Item 1: Reports to Shareholders

Semiannual Report | June 30, 2018

Vanguard Tax-Managed Funds®
Vanguard Tax-Managed Balanced Fund
Vanguard Tax-Managed Capital Appreciation Fund
Vanguard Tax-Managed Small-Cap Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	3
Tax-Managed Balanced Fund.	5
Tax-Managed Capital Appreciation Fund.	93
Tax-Managed Small-Cap Fund.	114
About Your Fund’s Expenses.	134
Trustees Approve Advisory Arrangements.	136
Glossary.	138

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• U.S. stocks generally climbed over the six months ended June 30, 2018, even as volatility heightened. The overall U.S. bond market declined as inflation concerns increased.

• For the period, returns for the Vanguard Tax-Managed Funds ranged from more than 1% for Vanguard Tax-Managed Balanced Fund to more than 9% for Vanguard Tax-Managed Small-Cap Fund. Vanguard Tax-Managed Capital Appreciation Fund returned nearly 3%.

• The municipal bond market, as measured by the Bloomberg Barclays 1–15 Year Municipal Bond Index, returned –0.07% for the period. Municipal bonds compose about half the Balanced Fund’s assets.

• All three funds performed in line with their benchmark indexes and exceeded the average returns of their peers.

• The funds’ advisors—Vanguard Equity Index Group and Vanguard Fixed Income Group—use various portfolio management strategies to minimize the funds’ taxable gains, while deviating as little as possible from an indexing strategy.

Total Returns: Six Months Ended June 30, 2018
Total
Returns
Vanguard Tax-Managed Balanced Fund	1.35%
Tax-Managed Balanced Composite Index	1.55
Mixed-Asset Target Allocation Moderate Funds Average	-0.45
For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Moderate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Tax-Managed Capital Appreciation Fund
Admiral™ Shares	2.74%
Institutional Shares	2.74
Russell 1000 Index	2.85
Multi-Cap Core Funds Average	1.76
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Tax-Managed Small-Cap Fund
Admiral Shares	9.27%
Institutional Shares	9.28
S&P SmallCap 600 Index	9.39
Small-Cap Core Funds Average	4.77
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Expense Ratios
Your Fund Compared With Its Peer Group

	Admiral	Institutional	Peer Group
	Shares	Shares	Average
Tax-Managed Balanced Fund	0.09%	—	0.83%
Tax-Managed Capital Appreciation Fund	0.09	0.06%	1.11
Tax-Managed Small-Cap Fund	0.09	0.06	1.20

The fund expense ratios shown are from the prospectus dated April 25, 2018, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2018, the funds’ annualized expense ratios were: for the Tax-Managed Balanced Fund, 0.09%; for the Tax-Managed Capital Appreciation Fund, 0.09% for Admiral Shares and 0.06% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.09% for Admiral Shares and 0.06% for Institutional Shares. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2017.

Peer groups: For the Tax-Managed Balanced Fund, Mixed-Asset Target Allocation Moderate Funds; for the Tax-Managed Capital Appreciation Fund, Multi-Cap Core Funds; and for the Tax-Managed Small-Cap Fund, Small-Cap Core Funds.

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
July 13, 2018

Market Barometer
			Total Returns
		Periods Ended June 30, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	2.85%	14.54%	13.37%
Russell 2000 Index (Small-caps)	7.66	17.57	12.46
Russell 3000 Index (Broad U.S. market)	3.22	14.78	13.29
FTSE All-World ex US Index (International)	-3.83	7.28	6.35

Bonds
Bloomberg Barclays U. S. Aggregate Bond Index
(Broad taxable market)	-1.62%	-0.40%	2.27%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.25	1.56	3.53
FTSE Three-Month U. S. Treasury Bill Index	0.78	1.33	0.38

CPI
Consumer Price Index	2.22%	2.87%	1.54%

Tax-Managed Balanced Fund

Fund Profile
As of June 30, 2018

Equity and Portfolio Characteristics
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	FA Index
Number of Stocks	924	988	3,779
Median Market Cap	$78.7B	$83.3B	$64.0B
Price/Earnings Ratio	21.0x	20.9x	20.7x
Price/Book Ratio	3.1x	3.1x	3.0x
Return on Equity	15.4%	15.6%	15.0%
Earnings Growth Rate	8.4%	8.3%	8.3%
Dividend Yield	1.6%	1.8%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	9%	—	—
Ticker Symbol	VTMFX	—	—
Expense Ratio[1]	0.09%	—	—
30-Day SEC Yield	2.04%	—	—
Short-Term Reserves	-0.2%	—	—

Fixed Income Characteristics

		Bloomberg	Bloomberg
		Barclays	Barclays
		1-15 Year	Municipal
		Municipal	Bond
	Fund	Index	Index
Number of Bonds	1,890	42,542	53,158
Yield to Maturity
(before expenses)	2.5%	2.4%	2.7%
Average Coupon	4.6%	4.7%	4.7%
Average Duration	5.1 years	4.8 years	6.0 years
Average Stated
Maturity	8.5 years	7.9 years	12.8 years

Total Fund Volatility Measures
		DJ
	Tax-Managed	U.S. Total
	Balanced	Market
	Comp Index	FA Index
R-Squared	1.00	0.88
Beta	0.96	0.44

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Stocks (% of equity portfolio)
Apple Inc.	Computer
	Technology	3.5%
Microsoft Corp.	Computer Services
	Software & Systems	2.8
Amazon.com Inc.	Diversified Retail	2.6
Alphabet Inc.	Computer Services
	Software & Systems	2.6
Facebook Inc.	Computer Services
	Software & Systems	1.8
Berkshire Hathaway Inc. Insurance: Multi-Line		1.5
JPMorgan Chase & Co.	Diversified Financial
	Services	1.3
Exxon Mobil Corp.	Oil: Integrated	1.3
Johnson & Johnson	Pharmaceuticals	1.2
Bank of America Corp.	Banks: Diversified	1.0
Top Ten		19.6%
Top Ten as % of Total Net Assets		9.2%

The holdings listed exclude any temporary cash investments and equity index products.

Fund Asset Allocation

1 The expense ratio shown is from the prospectus dated April 25, 2018, and represents estimated costs for the current fiscal year. For the six months ended June 30, 2018, the annualized expense ratio was 0.09%.

Tax-Managed Balanced Fund

Sector Diversification (% of equity exposure)
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	FA Index
Consumer
Discretionary	14.8%	14.3%	14.4%
Consumer Staples	5.8	5.8	5.5
Energy	6.1	6.2	6.1
Financial Services	20.6	20.6	21.0
Health Care	12.8	13.2	13.3
Materials &
Processing	3.3	3.3	3.6
Other	0.0	0.0	0.2
Producer Durables	10.6	10.2	10.4
Technology	21.2	21.6	20.8
Utilities	4.8	4.8	4.7

Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided a RGS classification as of the effective reporting period.

Distribution by Credit Quality (% of fixed
income portfolio)
AAA	21.8%
AA	47.1
A	21.4
BBB	7.9
BB	0.4
B	0.4
Not Rated	1.0

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the Glossary entry for Credit Quality.

Equity Investment Focus

Fixed Income Investment Focus

Distribution by Stated Maturity
(% of fixed income portfolio)
Under 1 Year	6.7%
1 - 3 Years	10.3
3 - 5 Years	12.4
5 - 10 Years	28.9
10 - 20 Years	40.8
20 - 30 Years	0.7
Over 30 Years	0.2

Largest Area Concentrations (% of fixed
income portfolio)
New York	14.1%
California	11.2
Texas	10.4
Pennsylvania	5.2
Florida	5.1
Illinois	5.1
Maryland	3.5
Ohio	3.4
Georgia	3.0
New Jersey	2.9
Top Ten	63.9%

" Largest Area Concentration" figures exclude any fixed income futures contracts.

Tax-Managed Balanced Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2007, Through June 30, 2018

For a benchmark description, see the Glossary.

Note: For 2018, performance data reflect the six months ended June 30, 2018.

Average Annual Total Returns: Periods Ended June 30, 2018
						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Admiral Shares	9/6/1994	7.60%	8.12%	2.49%	4.82%	7.31%

See Financial Highlights for dividend and capital gains information.

Tax-Managed Balanced Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (47.4%)[1]
Consumer Discretionary (7.0%)
*	Amazon.com Inc.	30,064	51,103
	Home Depot Inc.	88,099	17,188
*	Netflix Inc.	30,867	12,082
	Walt Disney Co.	112,666	11,809
	Comcast Corp. Class A	338,389	11,103
	McDonald’s Corp.	59,574	9,335
	Walmart Inc.	105,249	9,015
	NIKE Inc. Class B	94,128	7,500
*	Booking Holdings Inc.	3,696	7,492
	Costco Wholesale Corp.	31,393	6,561
	Lowe’s Cos. Inc.	59,297	5,667
	Starbucks Corp.	97,023	4,740
*	Charter Communications
	Inc. Class A	14,541	4,264
*	Tesla Inc.	12,335	4,230
	TJX Cos. Inc.	43,186	4,110
	Twenty-First Century Fox
	Inc. Class A	76,951	3,824
	General Motors Co.	94,300	3,715
*	eBay Inc.	97,361	3,530
	Marriott International Inc.
	Class A	27,645	3,500
*	Dollar Tree Inc.	36,234	3,080
	Ford Motor Co.	257,400	2,849
	Ross Stores Inc.	32,367	2,743
	Estee Lauder Cos. Inc.
	Class A	17,690	2,524
*	O’Reilly Automotive Inc.	8,852	2,422
	Domino’s Pizza Inc.	8,213	2,317
	CBS Corp. Class B	41,216	2,317
	Target Corp.	28,667	2,182
	VF Corp.	26,400	2,152
*	Visteon Corp.	16,649	2,152
	Dollar General Corp.	21,792	2,149
*	Mohawk Industries Inc.	10,016	2,146
*	AutoZone Inc.	3,166	2,124
*	NVR Inc.	702	2,085

			Market
			Value•
		Shares	($000)
*	LKQ Corp.	64,985	2,073
	Sirius XM Holdings Inc.	274,776	1,860
	Yum! Brands Inc.	23,005	1,799
	Lear Corp.	9,633	1,790
*	Live Nation
	Entertainment Inc.	36,660	1,781
*	Lululemon Athletica Inc.	13,633	1,702
*	Madison Square Garden
	Co. Class A	5,455	1,692
*	ServiceMaster Global
	Holdings Inc.	27,158	1,615
	Las Vegas Sands Corp.	20,800	1,588
	Royal Caribbean Cruises
	Ltd.	15,032	1,557
	MGM Resorts
	International	52,646	1,528
	Hilton Worldwide
	Holdings Inc.	18,834	1,491
*	Ulta Beauty Inc.	6,136	1,433
	DR Horton Inc.	34,933	1,432
	Twenty-First Century
	Fox Inc.	28,200	1,389
	Carnival Corp.	24,050	1,378
	Expedia Group Inc.	11,176	1,343
	Yum China Holdings Inc.	34,065	1,310
	Aptiv plc	13,993	1,282
	PVH Corp.	8,403	1,258
*	WABCO Holdings Inc.	10,448	1,223
	Lennar Corp. Class A	22,169	1,164
	Thor Industries Inc.	11,733	1,143
	Best Buy Co. Inc.	15,300	1,141
	Tapestry Inc.	24,420	1,141
*	Liberty Media
	Corp-Liberty SiriusXM
	Class C	25,005	1,134
	News Corp. Class A	71,840	1,114
*	CarMax Inc.	14,734	1,074
	Gentex Corp.	46,360	1,067

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	Liberty Media
	Corp-Liberty SiriusXM
	Class A	22,216	1,001
	Fortune Brands Home &
	Security Inc.	18,483	992
	Service Corp. International	26,808	959
	Tractor Supply Co.	12,514	957
*	Norwegian Cruise Line
	Holdings Ltd.	20,099	950
	Dunkin’ Brands Group Inc.	13,333	921
	Newell Brands Inc.	35,513	916
	Wendy’s Co.	51,618	887
	Wynn Resorts Ltd.	5,191	869
	Advance Auto Parts Inc.	6,304	855
	Omnicom Group Inc.	11,079	845
	Kohl’s Corp.	11,385	830
*	Hilton Grand Vacations
	Inc.	21,558	748
	Vail Resorts Inc.	2,700	740
*	Under Armour Inc.
	Class A	31,760	714
*	Discovery
	Communications Inc.	26,958	687
*	Liberty Expedia Holdings
	Inc. Class A	15,603	686
*	Liberty Broadband Corp.	8,992	681
*	TripAdvisor Inc.	12,195	679
	Wyndham Hotels &
	Resorts Inc.	11,225	660
	Tiffany & Co.	5,000	658
*	Bright Horizons Family
	Solutions Inc.	6,390	655
	AMERCO	1,804	642
	Polaris Industries Inc.	5,200	635
*	Liberty Media
	Corp-Liberty Formula
	One Class C	16,491	612
	Hanesbrands Inc.	27,600	608
	Lions Gate Entertainment
	Corp. Class B	25,277	593
*	Chipotle Mexican Grill
	Inc. Class A	1,319	569
	John Wiley & Sons Inc.
	Class A	9,018	563
*	Michael Kors Holdings Ltd.	8,446	563
*	Liberty Broadband Corp.
	Class A	7,384	559
*	AutoNation Inc.	11,211	545
	Gap Inc.	16,771	543
	Darden Restaurants Inc.	4,980	533
*	Burlington Stores Inc.	3,517	529
*	Under Armour Inc.	24,748	522
	Harley-Davidson Inc.	12,290	517
*	GCI Liberty Inc. Class A	11,360	512

			Market
			Value•
		Shares	($000)
*	Qurate Retail Group Inc.
	QVC Group Class A	23,423	497
	Mattel Inc.	29,845	490
*	DISH Network Corp.
	Class A	14,505	488
	Genuine Parts Co.	5,303	487
*	Urban Outfitters Inc.	10,257	457
	Hasbro Inc.	4,500	415
	BorgWarner Inc.	8,952	386
	Ralph Lauren Corp.
	Class A	3,073	386
	Dillard’s Inc. Class A	3,953	374
	Nielsen Holdings plc	11,637	360
	Whirlpool Corp.	2,408	352
	Hyatt Hotels Corp.
	Class A	4,521	349
	Viacom Inc. Class B	11,524	348
*	Floor & Decor Holdings
	Inc. Class A	6,974	344
	Macy’s Inc.	8,700	326
*	Wayfair Inc.	2,703	321
	Aramark	7,898	293
*	AMC Networks Inc.
	Class A	4,574	284
	Nordstrom Inc.	5,400	280
	Adient plc	5,647	278
*	Liberty Media
	Corp-Liberty Formula
	One Class A	7,814	276
*	Skechers U. S. A. Inc.
	Class A	9,179	275
	Interpublic Group of Cos.
	Inc.	11,683	274
	Lions Gate Entertainment
	Corp. Class A	10,046	249
*	Fitbit Inc. Class A	37,908	248
	Williams-Sonoma Inc.	4,000	246
	Brinker International Inc.	5,137	245
*	Murphy USA Inc.	3,205	238
*	Sally Beauty Holdings Inc.	14,853	238
*	Michaels Cos. Inc.	12,033	231
*	Tempur Sealy
	International Inc.	4,665	224
	L Brands Inc.	5,900	218
	PulteGroup Inc.	6,000	172
	KAR Auction Services Inc.	2,800	153
	Goodyear Tire & Rubber Co.	5,972	139
	Garmin Ltd.	2,000	122
*	Vista Outdoor Inc.	7,611	118
*	Avis Budget Group Inc.	3,466	113
*	Discovery
	Communications Inc.
	Class A	3,841	106
	Penske Automotive
	Group Inc.	2,200	103

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Leggett & Platt Inc.	2,300	103
	Coty Inc. Class A	6,862	97
	Toll Brothers Inc.	2,401	89
*	Pandora Media Inc.	11,184	88
	Foot Locker Inc.	1,100	58
*	Hertz Global Holdings Inc.	3,462	53
	Lennar Corp. Class B	1,151	49
	Carter’s Inc.	400	43
	H&R Block Inc.	1,700	39
*	Caesars Entertainment
	Corp.	3,100	33
	Pool Corp.	200	30
	Brunswick Corp.	400	26
*	Dropbox Inc. Class A	462	15
	Bed Bath & Beyond Inc.	100	2
	Entercom Communications
	Corp. Class A	171	1
			294,676
Consumer Staples (2.8%)
	Procter & Gamble Co.	198,656	15,507
	Coca-Cola Co.	284,364	12,472
	PepsiCo Inc.	96,864	10,546
	Philip Morris International
	Inc.	121,249	9,790
	Altria Group Inc.	141,780	8,052
	CVS Health Corp.	75,992	4,890
	Mondelez International Inc.
	Class A	109,437	4,487
*	Monster Beverage Corp.	73,396	4,206
	Colgate-Palmolive Co.	64,670	4,191
	Walgreens Boots Alliance
	Inc.	58,778	3,527
	Constellation Brands Inc.
	Class A	12,436	2,722
	Kraft Heinz Co.	39,559	2,485
	Kimberly-Clark Corp.	22,621	2,383
*	Herbalife Nutrition Ltd.	40,994	2,202
	Sysco Corp.	30,297	2,069
	Dr Pepper Snapple Group
	Inc.	16,512	2,014
*	US Foods Holding Corp.	49,882	1,886
	Tyson Foods Inc. Class A	27,013	1,860
	Kroger Co.	58,600	1,667
	Archer-Daniels-Midland Co.	35,973	1,649
	McCormick & Co. Inc.	12,780	1,484
	Brown-Forman Corp.
	Class B	28,063	1,375
	Church & Dwight Co. Inc.	25,710	1,367
	Clorox Co.	10,000	1,352
	Hershey Co.	13,200	1,228
	Hormel Foods Corp.	30,684	1,142
*	Post Holdings Inc.	12,502	1,075
	JM Smucker Co.	9,651	1,037
	Ingredion Inc.	9,319	1,032

			Market
			Value•
		Shares	($000)
	Molson Coors Brewing
	Co. Class B	14,200	966
	Kellogg Co.	11,975	837
	Conagra Brands Inc.	18,122	647
	Bunge Ltd.	7,914	552
*	Sprouts Farmers Market
	Inc.	23,225	513
	Energizer Holdings Inc.	6,965	438
*	Pilgrim’s Pride Corp.	20,390	410
	Lamb Weston Holdings
	Inc.	5,600	384
*	TreeHouse Foods Inc.	5,369	282
	General Mills Inc.	5,914	262
	Pinnacle Foods Inc.	2,500	163
	Flowers Foods Inc.	4,800	100
	Campbell Soup Co.	1,900	77
*	Edgewell Personal Care Co.	1,441	73
	Casey’s General Stores
	Inc.	200	21
			115,422
Energy (2.9%)
	Exxon Mobil Corp.	309,015	25,565
	Chevron Corp.	138,132	17,464
	Schlumberger Ltd.	100,467	6,734
	ConocoPhillips	84,912	5,912
	EOG Resources Inc.	44,956	5,594
	Phillips 66	32,275	3,625
	Valero Energy Corp.	31,400	3,480
	Pioneer Natural
	Resources Co.	17,381	3,289
	Occidental Petroleum
	Corp.	35,566	2,976
*	Concho Resources Inc.	20,166	2,790
	Halliburton Co.	59,825	2,696
	Anadarko Petroleum
	Corp.	35,092	2,570
	Marathon Petroleum
	Corp.	34,482	2,419
	Kinder Morgan Inc.	126,000	2,226
*	Continental Resources
	Inc.	31,835	2,062
*	Transocean Ltd.	140,144	1,884
*	Cheniere Energy Inc.	24,543	1,600
	ONEOK Inc.	20,484	1,430
	Andeavor	10,812	1,418
	Diamondback Energy Inc.	10,060	1,324
	Williams Cos. Inc.	48,200	1,307
	Devon Energy Corp.	28,454	1,251
*	Energen Corp.	17,013	1,239
	Marathon Oil Corp.	57,682	1,203
	Hess Corp.	16,730	1,119
*	Newfield Exploration Co.	36,054	1,091
	Noble Energy Inc.	28,498	1,005
	Cimarex Energy Co.	9,876	1,005

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	EQT Corp.	17,576	970
	National Oilwell Varco Inc.	21,529	934
	HollyFrontier Corp.	12,392	848
	Apache Corp.	15,838	740
	Cabot Oil & Gas Corp.	31,004	738
*	Antero Resources Corp.	32,958	704
*	Parsley Energy Inc.
	Class A	22,957	695
*	Chesapeake Energy Corp.	132,158	692
	Baker Hughes a GE Co.	18,850	623
*	WPX Energy Inc.	33,156	598
	CNX Resources Corp.	29,651	527
	Patterson-UTI Energy Inc.	28,702	517
	Helmerich & Payne Inc.	7,915	505
*	Extraction Oil & Gas Inc.	33,774	496
*	RSP Permian Inc.	10,713	472
*	Centennial Resource
	Development Inc.
	Class A	25,688	464
*	QEP Resources Inc.	32,295	396
	RPC Inc.	26,456	385
	Valvoline Inc.	17,015	367
	PBF Energy Inc. Class A	7,200	302
*	Whiting Petroleum Corp.	5,656	298
*	Kosmos Energy Ltd.	35,887	297
	Targa Resources Corp.	5,300	262
	Murphy Oil Corp.	7,300	246
*	CONSOL Energy Inc.	5,029	193
*	Laredo Petroleum Inc.	18,354	177
*	Weatherford International
	plc	52,044	171
	Oceaneering International
	Inc.	6,475	165
*	First Solar Inc.	2,122	112
*	Diamond Offshore Drilling
	Inc.	5,249	109
	Nabors Industries Ltd.	16,420	105
*	Apergy Corp.	2,431	101
	Range Resources Corp.	6,046	101
*	Rowan Cos. plc Class A	4,859	79
	SM Energy Co.	2,600	67
			120,734
Financial Services (9.8%)
*	Berkshire Hathaway Inc.
	Class B	164,319	30,670
	JPMorgan Chase & Co.	254,316	26,500
	Bank of America Corp.	714,336	20,137
	Wells Fargo & Co.	323,191	17,918
	Visa Inc. Class A	135,019	17,883
	Mastercard Inc. Class A	68,100	13,383
	Citigroup Inc.	193,936	12,978
*	PayPal Holdings Inc.	97,853	8,148
	Goldman Sachs Group Inc.	30,493	6,726
	American Express Co.	58,035	5,687

			Market
			Value•
		Shares	($000)
	US Bancorp	103,272	5,166
	American Tower Corp.	33,519	4,832
	Charles Schwab Corp.	89,405	4,569
	Morgan Stanley	90,019	4,267
	American International
	Group Inc.	80,341	4,260
	BlackRock Inc.	8,531	4,257
	PNC Financial Services
	Group Inc.	29,640	4,004
	Simon Property Group Inc.	23,328	3,970
	Chubb Ltd.	30,702	3,900
	Bank of New York
	Mellon Corp.	71,801	3,872
	CME Group Inc.	22,895	3,753
*	E*TRADE Financial Corp.	59,940	3,666
*	Fiserv Inc.	46,422	3,439
*	SBA Communications
	Corp. Class A	19,275	3,183
	Crown Castle
	International Corp.	29,483	3,179
	S&P Global Inc.	15,531	3,167
	Aon plc	22,428	3,076
*	SVB Financial Group	10,384	2,998
*	Equity Commonwealth	94,595	2,980
	Capital One Financial
	Corp.	32,292	2,968
	Intercontinental
	Exchange Inc.	36,987	2,720
	Progressive Corp.	44,997	2,662
	MetLife Inc.	59,540	2,596
	BB&T Corp.	51,319	2,589
	Marsh & McLennan Cos.
	Inc.	31,397	2,574
	Prudential Financial Inc.	27,432	2,565
	SunTrust Banks Inc.	37,898	2,502
*	Square Inc.	40,533	2,498
	Allstate Corp.	27,285	2,490
	Moody’s Corp.	14,200	2,422
	Public Storage	10,472	2,376
	Synchrony Financial	69,572	2,322
	Fidelity National
	Information Services Inc.	21,481	2,278
	Equinix Inc.	5,196	2,234
*	CBRE Group Inc. Class A	46,565	2,223
	State Street Corp.	23,798	2,215
*	Markel Corp.	2,020	2,190
	Prologis Inc.	33,300	2,187
	MSCI Inc. Class A	13,073	2,163
	Equity Residential	33,625	2,142
	Travelers Cos. Inc.	17,346	2,122
	Aflac Inc.	46,274	1,991
*	Howard Hughes Corp.	14,745	1,954
	Comerica Inc.	20,726	1,884
	Global Payments Inc.	16,878	1,882

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Zions Bancorporation	34,541	1,820
	Weyerhaeuser Co.	48,386	1,764
	AvalonBay Communities
	Inc.	10,200	1,753
	Hartford Financial
	Services Group Inc.	33,742	1,725
*	Arch Capital Group Ltd.	64,698	1,712
	Discover Financial
	Services	24,229	1,706
	Digital Realty Trust Inc.	15,110	1,686
	First Republic Bank	17,226	1,667
	Alleghany Corp.	2,888	1,661
	KeyCorp	84,218	1,646
	Total System Services
	Inc.	19,350	1,635
*	Worldpay Inc. Class A	19,664	1,608
	Boston Properties Inc.	12,781	1,603
	Loews Corp.	32,874	1,587
*	Credit Acceptance Corp.	4,431	1,566
*	First Data Corp. Class A	74,086	1,551
	Regions Financial Corp.	87,002	1,547
	TransUnion	21,483	1,539
	Equifax Inc.	12,213	1,528
*	Zillow Group Inc.	24,978	1,475
	Essex Property Trust Inc.	5,973	1,428
*	Western Alliance Bancorp	24,375	1,380
	Torchmark Corp.	16,679	1,358
	Nasdaq Inc.	14,723	1,344
	East West Bancorp Inc.	20,444	1,333
	Extra Space Storage Inc.	13,300	1,327
	Huntington Bancshares
	Inc.	89,700	1,324
	TD Ameritrade Holding
	Corp.	23,647	1,295
*	Signature Bank	10,103	1,292
	Welltower Inc.	20,203	1,267
	M&T Bank Corp.	7,399	1,259
	Equity LifeStyle
	Properties Inc.	13,123	1,206
	Cboe Global Markets Inc.	11,525	1,199
	Synovus Financial Corp.	22,625	1,195
	SEI Investments Co.	18,913	1,182
	Fifth Third Bancorp	40,475	1,162
	Realty Income Corp.	21,500	1,156
	WR Berkley Corp.	15,951	1,155
	Vornado Realty Trust	15,600	1,153
	Brown & Brown Inc.	41,088	1,139
	Ventas Inc.	19,800	1,128
	Commerce Bancshares
	Inc.	17,378	1,125
*	FleetCor Technologies Inc.	5,328	1,122
	Reinsurance Group of
	America Inc. Class A	8,395	1,121

			Market
			Value•
		Shares	($000)
	FactSet Research
	Systems Inc.	5,644	1,118
	American Homes 4 Rent
	Class A	47,925	1,063
	Northern Trust Corp.	10,272	1,057
	Assurant Inc.	10,042	1,039
	Lincoln National Corp.	16,530	1,029
	Raymond James
	Financial Inc.	11,434	1,022
	Everest Re Group Ltd.	4,400	1,014
	SL Green Realty Corp.	10,059	1,011
	JBG SMITH Properties	27,687	1,010
	Host Hotels & Resorts Inc.	46,699	984
	Morningstar Inc.	7,630	979
	Camden Property Trust	10,700	975
	Associated Banc-Corp	35,476	968
	Douglas Emmett Inc.	24,033	966
	Assured Guaranty Ltd.	26,202	936
	Mid-America Apartment
	Communities Inc.	9,294	936
	Federal Realty
	Investment Trust	7,319	926
	Lamar Advertising Co.
	Class A	13,558	926
	TCF Financial Corp.	37,574	925
	Kilroy Realty Corp.	12,189	922
	RenaissanceRe Holdings
	Ltd.	7,551	909
	HCP Inc.	35,100	906
	T. Rowe Price Group Inc.	7,774	902
	Unum Group	24,293	899
	Popular Inc.	19,791	895
	Alliance Data Systems
	Corp.	3,804	887
	Forest City Realty Trust
	Inc. Class A	38,889	887
	Citizens Financial Group
	Inc.	22,243	865
	Jones Lang LaSalle Inc.	5,012	832
	Hanover Insurance Group
	Inc.	6,939	830
	White Mountains
	Insurance Group Ltd.	882	800
	Apartment Investment &
	Management Co.	18,776	794
	GGP Inc.	36,600	748
	Ameriprise Financial Inc.	5,293	740
	Regency Centers Corp.	11,800	733
	Principal Financial Group
	Inc.	12,590	667
	Dun & Bradstreet Corp.	5,400	662
*	Athene Holding Ltd.
	Class A	14,991	657
	Ally Financial Inc.	24,954	656

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Empire State Realty
	Trust Inc.	37,439	640
	Franklin Resources Inc.	19,575	627
*	WEX Inc.	3,040	579
	Affiliated Managers
	Group Inc.	3,684	548
	Bank of the Ozarks	12,100	545
	XL Group Ltd.	9,693	542
	Broadridge Financial
	Solutions Inc.	4,631	533
	TFS Financial Corp.	32,290	509
	Invitation Homes Inc.	21,896	505
	Legg Mason Inc.	14,354	499
	Wyndham Destinations
	Inc.	11,225	497
	First Hawaiian Inc.	16,576	481
	PacWest Bancorp	9,700	479
*	CoreLogic Inc.	9,161	475
	Invesco Ltd.	17,511	465
	Santander Consumer
	USA Holdings Inc.	23,585	450
	Alexandria Real Estate
	Equities Inc.	3,430	433
	People’s United Financial
	Inc.	23,399	423
	Annaly Capital
	Management Inc.	40,800	420
	Willis Towers Watson plc	2,700	409
	CNA Financial Corp.	8,693	397
	Arthur J Gallagher & Co.	6,070	396
	First Horizon National Corp.	21,630	386
	BOK Financial Corp.	4,040	380
	Iron Mountain Inc.	10,300	361
	UDR Inc.	9,595	360
	FNF Group	9,532	359
	Duke Realty Corp.	12,213	355
	Cincinnati Financial Corp.	5,301	354
	Park Hotels & Resorts Inc.	11,514	353
	Western Union Co.	15,276	311
*	OneMain Holdings Inc.	9,270	309
	Jack Henry & Associates
	Inc.	2,332	304
	CIT Group Inc.	5,244	264
	Retail Properties of
	America Inc.	19,700	252
	Lazard Ltd. Class A	5,025	246
*	SLM Corp.	21,360	245
	Voya Financial Inc.	4,700	221
	Jefferies Financial Group
	Inc.	8,733	199
	American Financial Group
	Inc.	1,720	185
	Thomson Reuters Corp.	4,562	184
*	Euronet Worldwide Inc.	2,192	184

			Market
			Value•
		Shares	($000)
	ProAssurance Corp.	5,000	177
	AGNC Investment Corp.	9,100	169
	MarketAxess Holdings Inc.	800	158
*	Donnelley Financial
	Solutions Inc.	9,058	157
*	Brighthouse Financial Inc.	3,422	137
*	Zillow Group Inc. Class A	2,247	134
	Macerich Co.	2,327	132
	Interactive Brokers
	Group Inc.	1,820	117
	Sun Communities Inc.	1,000	98
	Liberty Property Trust	2,100	93
	VEREIT Inc.	11,100	83
	Paramount Group Inc.	4,666	72
	National Retail Properties
	Inc.	1,600	70
	Gaming and Leisure
	Properties Inc.	1,800	64
	Kimco Realty Corp.	3,700	63
	WP Carey Inc.	900	60
	CyrusOne Inc.	1,000	58
	Axis Capital Holdings Ltd.	1,000	56
	CubeSmart	1,700	55
	Cullen/Frost Bankers Inc.	500	54
	Omega Healthcare
	Investors Inc.	1,100	34
	DCT Industrial Trust Inc.	500	33
	New Residential
	Investment Corp.	1,900	33
	LPL Financial Holdings Inc.	500	33
	Webster Financial Corp.	500	32
	Eaton Vance Corp.	600	31
	American Campus
	Communities Inc.	700	30
*	AXA Equitable Holdings
	Inc.	1,456	30
	Starwood Property Trust
	Inc.	1,300	28
	Old Republic International
	Corp.	1,400	28
	Healthcare Trust of
	America Inc. Class A	1,000	27
	Highwoods Properties Inc.	500	25
	Navient Corp.	1,600	21
*	Fair Isaac Corp.	100	19
	VICI Properties Inc.	400	8
			409,904
Health Care (6.0%)
	Johnson & Johnson	197,244	23,934
	UnitedHealth Group Inc.	65,862	16,159
	Pfizer Inc.	435,787	15,810
	Merck & Co. Inc.	199,121	12,087
	AbbVie Inc.	115,854	10,734
	Amgen Inc.	50,856	9,388

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Medtronic plc	102,810	8,802
	Abbott Laboratories	120,988	7,379
	Gilead Sciences Inc.	93,774	6,643
	Bristol-Myers Squibb Co.	119,260	6,600
	Thermo Fisher Scientific
	Inc.	28,667	5,938
	Eli Lilly & Co.	68,900	5,879
*	Biogen Inc.	17,430	5,059
*	Intuitive Surgical Inc.	9,129	4,368
	Becton Dickinson and Co.	18,069	4,329
*	Boston Scientific Corp.	131,620	4,304
	Danaher Corp.	42,651	4,209
	Anthem Inc.	17,496	4,165
	Aetna Inc.	22,455	4,121
	Stryker Corp.	23,449	3,960
	Allergan plc	22,808	3,803
*	Celgene Corp.	45,226	3,592
	Cigna Corp.	19,591	3,329
	Zoetis Inc.	38,368	3,269
*	Vertex Pharmaceuticals Inc.	18,931	3,218
	Humana Inc.	10,348	3,080
*	Illumina Inc.	10,940	3,055
*	Express Scripts Holding Co.	39,128	3,021
	HCA Healthcare Inc.	27,987	2,871
	Baxter International Inc.	35,100	2,592
*	Cerner Corp.	39,125	2,339
*	Edwards Lifesciences
	Corp.	15,920	2,317
*	Laboratory Corp. of
	America Holdings	12,653	2,272
*	Alexion Pharmaceuticals
	Inc.	17,657	2,192
*	Regeneron
	Pharmaceuticals Inc.	6,317	2,179
	Agilent Technologies Inc.	29,707	1,837
*	Mylan NV	49,481	1,788
	McKesson Corp.	13,136	1,752
	Cooper Cos. Inc.	6,988	1,645
*	QIAGEN NV	45,032	1,628
*	Align Technology Inc.	4,629	1,584
	Zimmer Biomet Holdings
	Inc.	13,970	1,557
*	IDEXX Laboratories Inc.	7,003	1,526
*	DaVita Inc.	21,419	1,487
*	Centene Corp.	11,675	1,438
*	Varian Medical Systems
	Inc.	12,140	1,381
*	BioMarin Pharmaceutical
	Inc.	14,634	1,379
*	ABIOMED Inc.	3,335	1,364
	AmerisourceBergen
	Corp. Class A	14,706	1,254
*	IQVIA Holdings Inc.	12,114	1,209
	PerkinElmer Inc.	16,358	1,198

			Market
			Value•
		Shares	($000)
	Universal Health Services
	Inc. Class B	10,172	1,134
	Hill-Rom Holdings Inc.	11,772	1,028
*	Hologic Inc.	23,986	953
	Bio-Techne Corp.	6,325	936
*	Incyte Corp.	13,568	909
*	Charles River Laboratories
	International Inc.	7,921	889
*	Premier Inc. Class A	24,414	888
	Quest Diagnostics Inc.	8,019	882
	Dentsply Sirona Inc.	19,508	854
*	Henry Schein Inc.	11,560	840
*	athenahealth Inc.	5,271	839
*	Bio-Rad Laboratories Inc.
	Class A	2,729	787
*	Veeva Systems Inc.
	Class A	9,583	737
	Perrigo Co. plc	9,600	700
*	Alnylam Pharmaceuticals
	Inc.	7,037	693
*	Seattle Genetics Inc.	10,129	672
*	Alkermes plc	15,995	658
*	Neurocrine Biosciences
	Inc.	6,346	623
*	WellCare Health Plans Inc.	2,462	606
	ResMed Inc.	5,700	590
*	Ionis Pharmaceuticals Inc.	13,354	556
*	United Therapeutics Corp.	4,843	548
	Teleflex Inc.	1,638	439
*	Agios Pharmaceuticals Inc.	4,742	399
*	DexCom Inc.	3,272	311
*	LifePoint Health Inc.	5,114	250
*	Exelixis Inc.	11,281	243
*	Acadia Healthcare Co. Inc.	5,870	240
	STERIS plc	2,000	210
*	Envision Healthcare Corp.	4,680	206
*	Nektar Therapeutics
	Class A	4,100	200
	Cardinal Health Inc.	3,845	188
*	Allscripts Healthcare
	Solutions Inc.	14,086	169
	West Pharmaceutical
	Services Inc.	1,541	153
*	Varex Imaging Corp.	4,097	152
*	MEDNAX Inc.	3,331	144
*	Tenet Healthcare Corp.	3,620	122
*	Intrexon Corp.	8,508	119
*	TESARO Inc.	2,530	113
*	Mallinckrodt plc	5,898	110
*	Endo International plc	11,541	109
*	Jazz Pharmaceuticals plc	500	86
	Patterson Cos. Inc.	3,600	82
*	Sarepta Therapeutics Inc.	600	79
*	Bluebird Bio Inc.	500	78

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	Exact Sciences Corp.	1,200	72
*	Intercept
	Pharmaceuticals Inc.	694	58
*	OPKO Health Inc.	12,214	57
	Bruker Corp.	1,500	44
	Encompass Health Corp.	500	34
*	Sage Therapeutics Inc.	200	31
*	Molina Healthcare Inc.	300	29
*	Catalent Inc.	600	25
			252,898
Materials & Processing (1.6%)
	DowDuPont Inc.	157,073	10,354
	Freeport-McMoRan Inc.	179,724	3,102
	Praxair Inc.	17,687	2,797
	Sherwin-Williams Co.	6,460	2,633
	Ecolab Inc.	17,900	2,512
	LyondellBasell Industries
	NV Class A	20,738	2,278
	Air Products & Chemicals
	Inc.	13,300	2,071
	Newmont Mining Corp.	50,141	1,891
	Ingersoll-Rand plc	20,400	1,831
	Vulcan Materials Co.	13,986	1,805
	Celanese Corp. Class A	15,082	1,675
	PPG Industries Inc.	15,400	1,597
	Martin Marietta Materials
	Inc.	6,586	1,471
*	Crown Holdings Inc.	31,248	1,399
	Southern Copper Corp.	28,916	1,355
	Lennox International Inc.	6,181	1,237
	International Paper Co.	23,643	1,231
	Eagle Materials Inc.	11,442	1,201
	Ball Corp.	30,836	1,096
	Nucor Corp.	16,643	1,040
	Hexcel Corp.	15,266	1,013
	Albemarle Corp.	10,400	981
*	Owens-Illinois Inc.	56,901	957
*	Berry Global Group Inc.	20,808	956
*	Armstrong World
	Industries Inc.	14,139	894
*	USG Corp.	20,134	868
*	Axalta Coating Systems
	Ltd.	28,318	858
	Owens Corning	13,342	845
	Sealed Air Corp.	19,269	818
	Westlake Chemical Corp.	7,433	800
	FMC Corp.	8,798	785
	Valmont Industries Inc.	4,936	744
*	Alcoa Corp.	15,841	743
	WestRock Co.	12,660	722
	CF Industries Holdings Inc.	16,059	713
	Reliance Steel &
	Aluminum Co.	7,600	665
	NewMarket Corp.	1,629	659

			Market
			Value•
		Shares	($000)
	Eastman Chemical Co.	6,519	652
	Fastenal Co.	12,923	622
	Silgan Holdings Inc.	18,967	509
	Ashland Global Holdings
	Inc.	6,198	485
	WR Grace & Co.	6,600	484
	Mosaic Co.	16,530	464
	Scotts Miracle-Gro Co.	5,042	419
*	Univar Inc.	15,716	412
	Masco Corp.	10,489	393
	Packaging Corp. of
	America	3,352	375
*	AdvanSix Inc.	9,636	353
	Steel Dynamics Inc.	6,773	311
	International Flavors &
	Fragrances Inc.	2,482	308
	United States Steel Corp.	8,000	278
	Royal Gold Inc.	2,800	260
	Versum Materials Inc.	6,923	257
*	Platform Specialty
	Products Corp.	21,987	255
	Tahoe Resources Inc.	48,886	241
	Chemours Co.	4,700	208
	RPM International Inc.	2,300	134
	Acuity Brands Inc.	600	70
	Sonoco Products Co.	900	47
	Watsco Inc.	200	36
	Huntsman Corp.	1,100	32
	AptarGroup Inc.	300	28
	Bemis Co. Inc.	500	21
			66,251
Other (0.0%)
*,2	Herbalife Ltd. CVR	3,294	32

Producer Durables (5.0%)
	Boeing Co.	41,420	13,897
	Union Pacific Corp.	57,450	8,140
	3M Co.	40,787	8,024
	Honeywell International
	Inc.	51,934	7,481
	United Technologies
	Corp.	57,076	7,136
	Accenture plc Class A	43,431	7,105
	General Electric Co.	394,747	5,373
	Caterpillar Inc.	38,056	5,163
	Lockheed Martin Corp.	17,392	5,138
	United Parcel Service
	Inc. Class B	44,981	4,778
	FedEx Corp.	20,969	4,761
	Automatic Data
	Processing Inc.	30,234	4,056
	CSX Corp.	58,718	3,745
	Raytheon Co.	17,635	3,407
	Northrop Grumman Corp.	9,946	3,060

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Deere & Co.	20,880	2,919
	Delta Air Lines Inc.	58,199	2,883
	Norfolk Southern Corp.	18,800	2,836
	Emerson Electric Co.	40,790	2,820
*	Verisk Analytics Inc.
	Class A	25,809	2,778
*	United Continental
	Holdings Inc.	38,118	2,658
	General Dynamics Corp.	14,214	2,650
	TransDigm Group Inc.	7,508	2,591
	Southwest Airlines Co.	50,666	2,578
	Roper Technologies Inc.	8,710	2,403
	Rockwell Collins Inc.	16,018	2,157
	Illinois Tool Works Inc.	15,475	2,144
*	Copart Inc.	37,847	2,141
	Cintas Corp.	11,403	2,110
	Eaton Corp. plc	28,045	2,096
	Waste Management Inc.	24,751	2,013
*	Mettler-Toledo
	International Inc.	3,387	1,960
	Textron Inc.	29,375	1,936
	Johnson Controls
	International plc	57,692	1,930
*	Waters Corp.	9,533	1,846
	Xylem Inc.	24,814	1,672
	Spirit AeroSystems
	Holdings Inc. Class A	19,094	1,640
	AMETEK Inc.	22,442	1,619
	Fortive Corp.	20,625	1,590
*	United Rentals Inc.	10,658	1,573
	Huntington Ingalls
	Industries Inc.	6,994	1,516
	BWX Technologies Inc.	24,302	1,515
	IDEX Corp.	10,862	1,482
*	Quanta Services Inc.	44,131	1,474
	Expeditors International
	of Washington Inc.	19,686	1,439
*	Welbilt Inc.	62,683	1,398
*	XPO Logistics Inc.	13,749	1,377
	Nordson Corp.	10,592	1,360
*	HD Supply Holdings Inc.	31,487	1,351
	JB Hunt Transport
	Services Inc.	11,052	1,343
	AO Smith Corp.	22,475	1,329
*	CoStar Group Inc.	3,210	1,325
	Wabtec Corp.	13,415	1,322
	Landstar System Inc.	11,985	1,309
	Cummins Inc.	9,721	1,293
*	Kirby Corp.	15,366	1,285
	CH Robinson Worldwide
	Inc.	15,011	1,256
	FLIR Systems Inc.	23,291	1,210
	Paychex Inc.	17,684	1,209
	PACCAR Inc.	19,428	1,204

			Market
			Value•
		Shares	($000)
*	AECOM	36,300	1,199
	Jacobs Engineering
	Group Inc.	18,761	1,191
	Toro Co.	19,411	1,170
	Oshkosh Corp.	16,505	1,161
	Republic Services Inc.
	Class A	16,510	1,129
	Stanley Black & Decker Inc.	8,110	1,077
*	Sensata Technologies
	Holding plc	21,906	1,042
	Allegion plc	13,283	1,028
	American Airlines Group
	Inc.	26,130	992
	ITT Inc.	18,544	969
	Parker-Hannifin Corp.	6,102	951
	Robert Half International
	Inc.	14,500	944
	Carlisle Cos. Inc.	8,633	935
*	Keysight Technologies Inc.	15,798	933
*	Stericycle Inc.	13,421	876
	AGCO Corp.	14,395	874
	Rockwell Automation Inc.	5,203	865
	Lincoln Electric Holdings
	Inc.	9,765	857
	Air Lease Corp. Class A	20,291	852
*	Zebra Technologies Corp.	5,920	848
	WW Grainger Inc.	2,682	827
*	Clean Harbors Inc.	14,036	780
*	Trimble Inc.	22,307	733
	L3 Technologies Inc.	3,589	690
*	Conduent Inc.	37,900	689
	Trinity Industries Inc.	19,100	654
*	WESCO International Inc.	10,689	610
	National Instruments Corp.	14,511	609
	Donaldson Co. Inc.	13,286	600
*	Middleby Corp.	5,688	594
	Flowserve Corp.	14,313	578
	ManpowerGroup Inc.	5,650	486
	Arconic Inc.	28,166	479
	MSC Industrial Direct Co.
	Inc. Class A	5,300	450
*	JetBlue Airways Corp.	23,644	449
*	Colfax Corp.	14,622	448
	Pentair plc	10,087	424
	Kansas City Southern	4,000	424
	Dover Corp.	5,763	422
*	Genesee & Wyoming Inc.
	Class A	5,058	411
	Fluor Corp.	7,858	383
	Copa Holdings SA
	Class A	4,039	382
	Old Dominion Freight
	Line Inc.	2,437	363
*	Teledyne Technologies Inc.	1,706	340

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	Gardner Denver Holdings
	Inc.	11,544	339
	Genpact Ltd.	11,065	320
	Snap-on Inc.	1,697	273
	Alaska Air Group Inc.	4,200	254
*	nVent Electric plc	10,087	253
	Avery Dennison Corp.	2,400	245
	Xerox Corp.	9,663	232
	Regal Beloit Corp.	2,800	229
*	Spirit Airlines Inc.	4,935	179
*	Herc Holdings Inc.	2,550	144
	Terex Corp.	2,800	118
	Graco Inc.	2,612	118
*	Gates Industrial Corp. plc	6,900	112
	Hubbell Inc. Class B	1,000	106
	Ryder System Inc.	1,400	101
	Booz Allen Hamilton
	Holding Corp. Class A	800	35
	Littelfuse Inc.	100	23
			209,603
Technology (10.0%)
	Apple Inc.	377,949	69,962
	Microsoft Corp.	565,075	55,722
*	Facebook Inc. Class A	179,261	34,834
*	Alphabet Inc. Class A	23,236	26,238
*	Alphabet Inc. Class C	22,187	24,753
	Intel Corp.	348,000	17,299
	Cisco Systems Inc.	357,181	15,369
	NVIDIA Corp.	44,862	10,628
*	Adobe Systems Inc.	39,477	9,625
	Oracle Corp.	215,590	9,499
	International Business
	Machines Corp.	62,703	8,760
	Texas Instruments Inc.	69,740	7,689
*	salesforce.com Inc.	55,663	7,592
	Broadcom Inc.	27,599	6,697
	QUALCOMM Inc.	104,875	5,886
*	NXP Semiconductors NV	42,194	4,611
*	Micron Technology Inc.	83,810	4,395
	Applied Materials Inc.	87,615	4,047
	Intuit Inc.	19,124	3,907
	Activision Blizzard Inc.	49,960	3,813
*	Electronic Arts Inc.	24,214	3,415
	Cognizant Technology
	Solutions Corp. Class A	39,715	3,137
*	Autodesk Inc.	22,929	3,006
	HP Inc.	113,473	2,575
	Lam Research Corp.	14,225	2,459
	Analog Devices Inc.	25,108	2,408
*	Twitter Inc.	53,553	2,339
	Amphenol Corp. Class A	26,138	2,278
*	Cadence Design
	Systems Inc.	52,232	2,262
	Motorola Solutions Inc.	17,978	2,092

			Market
			Value•
		Shares	($000)
*	IAC/InterActiveCorp	13,641	2,080
	DXC Technology Co.	25,725	2,074
*	Synopsys Inc.	23,874	2,043
*	VeriSign Inc.	14,611	2,008
	Corning Inc.	68,131	1,874
*	ServiceNow Inc.	10,556	1,821
*	GoDaddy Inc. Class A	25,596	1,807
	Hewlett Packard
	Enterprise Co.	120,529	1,761
*	Citrix Systems Inc.	16,127	1,691
	Western Digital Corp.	19,616	1,518
	Skyworks Solutions Inc.	15,100	1,459
	Teradyne Inc.	37,832	1,440
*	Red Hat Inc.	10,630	1,428
*	Match Group Inc.	36,165	1,401
	Xilinx Inc.	21,429	1,398
*	Dell Technologies Inc.
	Class V	16,318	1,380
	CDK Global Inc.	17,835	1,160
	NetApp Inc.	14,471	1,136
	Juniper Networks Inc.	40,200	1,102
*	IHS Markit Ltd.	21,365	1,102
	Dolby Laboratories Inc.
	Class A	17,775	1,097
*	Akamai Technologies Inc.	14,037	1,028
*	VMware Inc. Class A	6,944	1,021
*	Qorvo Inc.	12,589	1,009
	Symantec Corp.	46,939	969
	Amdocs Ltd.	14,500	960
	Microchip Technology Inc.	10,470	952
*	Workday Inc. Class A	7,578	918
*	NCR Corp.	30,469	913
*	F5 Networks Inc.	5,263	908
*	ON Semiconductor Corp.	40,638	904
	Harris Corp.	6,081	879
*	CommScope Holding Co.
	Inc.	30,047	878
*	Teradata Corp.	21,724	872
*	Palo Alto Networks Inc.	4,028	828
	KLA-Tencor Corp.	8,017	822
	Avnet Inc.	19,000	815
*	Gartner Inc.	5,998	797
*	ANSYS Inc.	4,458	776
	Maxim Integrated
	Products Inc.	13,029	764
*	Arista Networks Inc.	2,795	720
*	Atlassian Corp. plc
	Class A	11,470	717
*	ARRIS International plc	29,229	714
*	Splunk Inc.	6,865	680
*	PTC Inc.	7,248	680
*	Tyler Technologies Inc.	3,060	680
	Sabre Corp.	27,200	670
*	Black Knight Inc.	11,628	623

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Leidos Holdings Inc.	10,350	611
*	Fortinet Inc.	8,538	533
*	Take-Two Interactive
	Software Inc.	4,390	520
*	Advanced Micro Devices
	Inc.	33,723	505
*	IPG Photonics Corp.	2,255	497
*	Arrow Electronics Inc.	6,539	492
	CDW Corp.	5,357	433
*	Tableau Software Inc.
	Class A	4,356	426
*	Ultimate Software
	Group Inc.	1,595	410
	CA Inc.	11,507	410
*	Zynga Inc. Class A	72,763	296
*	Guidewire Software Inc.	3,086	274
*	Nutanix Inc.	5,012	258
*	Cavium Inc.	2,967	257
	Marvell Technology
	Group Ltd.	11,400	244
	SS&C Technologies
	Holdings Inc.	4,400	228
*	Twilio Inc. Class A	3,885	218
*	Manhattan Associates Inc.	4,417	208
*	FireEye Inc.	11,675	180
*	Cree Inc.	3,803	158
	Cognex Corp.	3,480	155
*	Nuance Communications
	Inc.	11,164	155
*	GrubHub Inc.	800	84
*	Groupon Inc. Class A	18,670	80
*	EchoStar Corp. Class A	1,746	78
*	Yelp Inc. Class A	1,467	57
*	Inovalon Holdings Inc.
	Class A	4,102	41
*	EPAM Systems Inc.	300	37
*	Aspen Technology Inc.	400	37
	Perspecta Inc.	1,712	35
*	Proofpoint Inc.	300	35
	LogMeIn Inc.	300	31
	Cypress Semiconductor
	Corp.	1,900	30
*	Zendesk Inc.	500	27
	Monolithic Power
	Systems Inc.	200	27
			420,641
Utilities (2.3%)
	AT&T Inc.	505,906	16,245
	Verizon
	Communications Inc.	288,874	14,533
	NextEra Energy Inc.	38,742	6,471
	Duke Energy Corp.	59,372	4,695
	Southern Co.	86,448	4,003
	Dominion Energy Inc.	55,774	3,803

			Market
			Value•
		Shares	($000)
	Exelon Corp.	69,200	2,948
	American Electric Power
	Co. Inc.	39,900	2,763
*	Vistra Energy Corp.	110,388	2,612
*	T-Mobile US Inc.	41,635	2,488
	PG&E Corp.	56,246	2,394
	Sempra Energy	20,229	2,349
	Consolidated Edison Inc.	27,900	2,176
	Public Service Enterprise
	Group Inc.	37,900	2,052
	WEC Energy Group Inc.	27,832	1,799
	American Water Works
	Co. Inc.	18,678	1,595
	FirstEnergy Corp.	38,600	1,386
	Xcel Energy Inc.	29,704	1,357
	NRG Energy Inc.	39,365	1,208
	UGI Corp.	23,161	1,206
*	Zayo Group Holdings
	Inc.	31,847	1,162
	Edison International	18,117	1,146
	NiSource Inc.	42,649	1,121
*	United States Cellular
	Corp.	28,667	1,062
	PPL Corp.	36,056	1,029
	Alliant Energy Corp.	24,226	1,025
	Aqua America Inc.	28,286	995
	CMS Energy Corp.	20,227	956
	CenturyLink Inc.	51,195	954
	OGE Energy Corp.	25,486	897
	Eversource Energy	14,787	867
	DTE Energy Co.	8,067	836
*	Evergy Inc.	13,335	749
	AES Corp.	53,469	717
	Ameren Corp.	10,737	653
	Entergy Corp.	7,983	645
	Telephone & Data
	Systems Inc.	23,346	640
	CenterPoint Energy Inc.	18,200	504
	National Fuel Gas Co.	5,771	306
	MDU Resources Group
	Inc.	9,950	285
	Atmos Energy Corp.	3,145	283
	Pinnacle West Capital
	Corp.	3,458	279
	Avangrid Inc.	4,545	241
*	Sprint Corp.	22,237	121
	Vectren Corp.	500	36
			95,592
Total Common Stocks
(Cost $1,077,247)			1,985,753

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (52.7%)
Alabama (0.7%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	500	527
Alabama Economic Settlement Authority
BP Settlement Revenue	4.000%	9/15/33	500	516
Alabama Incentives Financing Authority
Special Obligation Revenue	5.000%	9/1/32	380	412
3 Black Belt Energy Gas District Alabama
Gas Prepay Revenue (Project No. 3) PUT	2.228%	12/1/23	1,000	1,000
Black Belt Energy Gas District Alabama
Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23	1,500	1,601
Black Belt Energy Gas District Alabama
Gas Supply Revenue PUT	4.000%	6/1/21	1,550	1,621
Black Belt Energy Gas District Alabama
Gas Supply Revenue PUT	4.000%	7/1/22	2,700	2,866
Huntsville AL Electric System Revenue	5.000%	12/1/30	510	600
Huntsville AL GO	5.000%	5/1/35	1,125	1,317
Jefferson County AL Revenue	5.000%	9/15/29	1,020	1,173
Jefferson County AL Revenue	5.000%	9/15/33	1,000	1,139
Jefferson County AL Sewer Revenue	5.000%	10/1/23	500	550
Jefferson County AL Sewer Revenue	0.000%	10/1/25 (4)	500	394
Southeast Alabama Gas Supply District
Revenue	4.000%	6/1/24	5,000	5,327
Southeast Alabama Gas Supply District
Revenue PUT	4.000%	4/1/24	6,000	6,403
Tuscaloosa AL City Board of Education
School Tax Warrants Revenue	5.000%	8/1/27	530	618
Tuscaloosa AL City Board of Education
School Tax Warrants Revenue	5.000%	8/1/28	910	1,057
University of South Alabama University
Facilities Revenue	5.000%	11/1/23 (4)	675	767
				27,888
Alaska (0.1%)
Alaska Housing Finance Corp. Revenue	5.000%	6/1/22 (Prere.)	425	473
Alaska Housing Finance Corp. Revenue	5.000%	12/1/29	75	82
Alaska Municipal Bond Bank Authority
Revenue	5.000%	9/1/21	1,650	1,794
Matanuska-Susitna Borough AK Lease
Revenue (Goose Creek Correctional
Center) GO	5.000%	9/1/31	1,345	1,521
				3,870
Arizona (1.4%)
Arizona Board of Regents Arizona State
University System Revenue	5.875%	7/1/18 (Prere.)	100	100
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/30	675	778
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/31	545	622
Arizona COP	5.000%	10/1/18 (4)	500	504
Arizona School Facilities Board COP	5.500%	9/1/18 (Prere.)	500	503
Arizona School Facilities Board COP	5.000%	9/1/19	1,000	1,039
Arizona School Facilities Board COP	5.000%	9/1/21	1,355	1,481

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/36	1,140	1,300
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/21	2,240	2,443
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	1,955	2,226
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/24	2,100	2,427
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/20 (Prere.)	500	532
Arizona Transportation Board Highway
Revenue	5.000%	7/1/22 (Prere.)	500	558
Arizona Transportation Board Highway
Revenue	5.000%	7/1/22	2,015	2,245
Arizona Transportation Board Highway
Revenue	5.000%	7/1/32	1,000	1,167
Chandler AZ GO	5.000%	7/1/23	1,000	1,139
Gilbert AZ GO	5.000%	7/1/20	2,480	2,641
Glendale AZ Industrial Development
Authority Revenue (Midwestern
University)	5.000%	5/15/30	335	353
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/18	1,100	1,100
Maricopa County AZ Industrial
Development Authority Health Facilities
Revenue (Banner Health Obligated Group)	5.000%	1/1/28	1,135	1,351
Maricopa County AZ School District
No. 28 (Kyrene Elementary) GO	4.000%	7/1/19	900	922
Phoenix AZ Civic Improvement Corp.
Airport Revenue	5.000%	7/1/20 (Prere.)	365	389
Phoenix AZ Civic Improvement Corp.
Airport Revenue	5.000%	7/1/35	1,615	1,861
Phoenix AZ Civic Improvement Corp.
Airport Revenue	5.000%	7/1/36	1,405	1,617
Phoenix AZ Civic Improvement Corp.
Airport Revenue	5.000%	7/1/37	1,000	1,153
Phoenix AZ Civic Improvement Corp.
Excise Tax Revenue	5.000%	7/1/22	1,145	1,278
Phoenix AZ Civic Improvement Corp.
Excise Tax Revenue	4.000%	7/1/28	1,000	1,106
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/22	2,190	2,445
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/27	1,250	1,474
Phoenix AZ Civic Improvement Corp.
Water System Revenue	5.000%	7/1/21	525	573
Phoenix AZ Civic Improvement Corp.
Water System Revenue	5.000%	7/1/22	1,200	1,341
Phoenix AZ Civic Improvement Corp.
Water System Revenue	5.000%	7/1/23	2,010	2,291
Phoenix AZ Civic Improvement Corp.
Water System Revenue	5.000%	7/1/26	2,520	2,899
Phoenix AZ Civic Improvement Corp.
Water System Revenue	5.000%	7/1/35	1,900	2,187

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Phoenix AZ Industrial Development
Authority Lease Revenue (Downtown
Phoenix Student Housing LLC)	5.000%	7/1/27	300	340
Phoenix AZ Industrial Development
Authority Lease Revenue (Downtown
Phoenix Student Housing LLC)	5.000%	7/1/28	250	284
Pima County AZ Sewer Revenue	5.000%	7/1/20	500	532
Pima County AZ Sewer Revenue	5.000%	7/1/20	1,000	1,064
Pima County AZ Sewer Revenue	5.000%	7/1/24	1,055	1,215
Regional Public Transportation
Authority Arizona Excise Tax Revenue
(Maricopa County Public Transportation)	5.250%	7/1/24	1,020	1,192
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/19 (Prere.)	750	763
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	500	549
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/29	2,000	2,208
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/36	1,540	1,788
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	910	1,041
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	640	749
University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/19 (ETM)	500	516
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.250%	10/1/22	500	550
				58,836
Arkansas (0.2%)
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health) PUT	3.750%	9/1/25	2,000	2,037
Pulaski County AR Hospital Revenue
(Arkansas Children’s Hospital)	5.000%	3/1/29	1,030	1,185
Rogers AR Sales & Use Tax Revenue	2.125%	11/1/29	185	185
Springdale AR School District No. 50 GO	4.000%	6/1/27	1,190	1,261
Springdale AR School District No. 50 GO	4.000%	6/1/32	1,155	1,217
University of Arkansas Revenue	5.000%	11/1/21	750	825
University of Arkansas Revenue	5.000%	11/1/24	775	897
University of Arkansas Revenue	5.000%	11/1/30	750	872
				8,479
California (5.9%)
ABAG Finance Authority for Nonprofit
Corps. California Revenue (Episcopal
Senior Communities)	5.000%	7/1/22	500	559
ABAG Finance Authority for Nonprofit
Corps. California Revenue (Jackson
Laboratory)	5.000%	7/1/21	760	828
ABAG Finance Authority for Nonprofit
Corps. California Revenue (Windemere
Ranch Infrastructure Financing Program)	5.000%	9/2/30 (4)	1,000	1,175
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/30 (2)	740	451
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/32 (14)	1,650	976

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Anaheim CA Housing & Public
Improvements Authority Revenue
(Electric Utility Distribution System)	5.000%	10/1/30	1,000	1,121
Anaheim CA Housing & Public
Improvements Authority Revenue
(Electric Utility Distribution System)	5.000%	10/1/33	1,015	1,132
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/20 (Prere.)	500	538
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	1,000	1,146
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	500	553
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/33	1,000	1,076
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/37	795	845
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.375%	4/1/20	1,000	994
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	1,500	1,504
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.110%	4/1/20	1,000	1,006
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.210%	4/1/21	1,000	1,012
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	1,150	1,158
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.410%	5/1/23	1,000	1,018
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	2,950	2,871
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	1,000	1,027
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	0.000%	8/1/29 (2)	1,000	682
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	575	611
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	2,500	2,658
California Economic Recovery GO	5.000%	7/1/18 (ETM)	390	390
California Economic Recovery GO	5.000%	7/1/18 (ETM)	110	110
California Economic Recovery GO	5.000%	7/1/19 (ETM)	500	518
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	500	518
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	315	327
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	185	192
California GO	5.000%	2/1/20	500	527
California GO	5.000%	10/1/20	2,000	2,155
California GO	5.000%	8/1/22	1,000	1,126
California GO	5.000%	9/1/22	1,805	2,035
California GO	5.000%	11/1/23	1,155	1,333
California GO	5.000%	10/1/24	2,000	2,342
California GO	5.000%	9/1/25	1,560	1,849
California GO	5.000%	10/1/25	2,500	2,968
California GO	5.000%	3/1/26	660	774

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California GO	3.500%	8/1/27	1,515	1,653
California GO	5.000%	2/1/28	690	777
California GO	4.500%	8/1/28 (2)	15	15
California GO	5.750%	4/1/29	500	516
California GO	5.000%	9/1/29	455	538
California GO	5.000%	9/1/29	495	498
California GO	5.000%	11/1/29	1,700	1,938
California GO	5.250%	3/1/30	500	531
California GO	5.000%	9/1/30	1,000	1,093
California GO	5.250%	9/1/30	500	550
California GO	4.000%	8/1/31	1,675	1,813
California GO	5.000%	2/1/32	500	549
California GO	5.000%	10/1/32	1,875	2,153
California GO	4.000%	8/1/33	1,520	1,635
4 California GO	5.000%	8/1/33	2,865	3,356
California GO	4.000%	9/1/33	2,000	2,153
California GO	4.000%	9/1/35	1,815	1,941
California GO	4.000%	9/1/35	1,000	1,070
California Health Facilities Financing
Authority Revenue (Adventist
Health System/West)	5.000%	3/1/23	1,145	1,288
California Health Facilities Financing
Authority Revenue (Children’s
Hospital of Los Angeles)	5.000%	11/15/23	1,000	1,113
California Health Facilities Financing
Authority Revenue (Kaiser Permanente)	5.000%	11/1/27	1,365	1,661
California Health Facilities Financing
Authority Revenue (Kaiser Permanente)	4.000%	11/1/38	2,000	2,087
California Health Facilities Financing
Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	760	856
California Health Facilities Financing
Authority Revenue (Lucile Salter
Packard Children’s Hospital at Stanford)	5.000%	8/15/20	520	557
California Health Facilities Financing
Authority Revenue (Providence St. Joseph
Health Obligated Group) PUT	4.000%	10/1/24	1,195	1,315
California Health Facilities Financing
Authority Revenue (Rady Children’s
Hospital)	5.000%	8/15/31	965	1,049
California Health Facilities Financing
Authority Revenue (Sutter Health)	5.000%	8/15/18 (Prere.)	110	110
California Health Facilities Financing
Authority Revenue (Sutter Health)	5.500%	8/15/20 (Prere.)	500	542
California Health Facilities Financing
Authority Revenue (Sutter Health)	5.000%	11/15/33	1,000	1,173
California Health Facilities Financing
Authority Revenue (Sutter Health)	5.000%	11/15/36	750	870
California Infrastructure & Economic
Development Bank Revenue (Bay Area
Toll Bridges Seismic Retrofit)	5.000%	1/1/28 (Prere.)	500	608
California Municipal Finance Authority
Revenue (Anaheim Electric Utility
Distribution System)	5.000%	10/1/30	965	1,119

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Municipal Finance Authority
Revenue (University of La Verne)	6.125%	6/1/20 (Prere.)	500	543
California Pollution Control Financing
Authority Water Furnishing Revenue
(San Diego County Water Authority
Desalination Project Pipeline)	5.000%	7/1/37	1,000	1,007
California Public Works Board Lease
Revenue (Davidson Library)	5.000%	3/1/23 (Prere.)	20	23
California Public Works Board Lease
Revenue (Department of Corrections)	5.000%	6/1/22	1,000	1,119
California Public Works Board Lease
Revenue (Department of Corrections)	5.000%	6/1/27	1,050	1,164
California Public Works Board Lease
Revenue (Judicial Council Projects)	5.000%	10/1/26	1,200	1,390
California Public Works Board Lease
Revenue (Judicial Council Projects)	5.000%	3/1/28	300	337
California Public Works Board Lease
Revenue (Judicial Council Projects)	5.125%	12/1/29	260	286
California Public Works Board Lease
Revenue (Regents of The University
of California)	5.000%	4/1/19 (Prere.)	70	72
California Public Works Board Lease
Revenue (Regents of The University
of California)	5.000%	4/1/19 (Prere.)	120	123
California Public Works Board Lease
Revenue (Regents of The University
of California)	5.000%	12/1/21 (Prere.)	35	39
California Public Works Board Lease
Revenue (Various Capital Projects)	5.375%	3/1/20 (Prere.)	1,000	1,064
California Public Works Board Lease
Revenue (Various Capital Projects)	5.000%	12/1/21 (Prere.)	25	28
California Public Works Board Lease
Revenue (Various Capital Projects)	4.000%	11/1/31	1,840	1,969
California Public Works Board Lease
Revenue (Various Capital Projects)	5.000%	11/1/31	1,000	1,114
California Public Works Board Lease
Revenue (Various Capital Projects)	5.000%	4/1/32	350	385
California State Educational Facilities
Authority Revenue	6.125%	10/1/21 (Prere.)	245	279
California State Educational Facilities
Authority Revenue	6.125%	10/1/30	255	289
California State University Systemwide
Revenue	5.250%	5/1/19 (Prere.)	300	310
California State University Systemwide
Revenue	5.750%	5/1/19 (Prere.)	500	518
California State University Systemwide
Revenue	5.000%	11/1/30	1,000	1,119
California State University Systemwide
Revenue	5.000%	11/1/32	1,000	1,174
California State University Systemwide
Revenue	5.000%	11/1/32	2,815	3,342
California State University Systemwide
Revenue	5.000%	11/1/34	2,010	2,311

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California State University Systemwide
Revenue	5.000%	11/1/35	2,000	2,342
California State University Systemwide
Revenue PUT	3.000%	11/1/19	1,000	1,011
California Statewide Communities
Development Authority Revenue
(Citrus Valley Health Partners)	5.050%	7/6/18 (14)	1,500	1,500
California Statewide Communities
Development Authority Revenue
(Loma Linda University Medical Center)	5.000%	12/1/28	400	438
Centinela Valley CA Union High School
District GO	4.000%	8/1/29 (4)	1,035	1,129
Chabot-Las Positas CA Community
College District GO	5.000%	8/1/31	1,000	1,129
Chaffey CA Community College District GO	5.000%	6/1/23	840	962
Chino CA Public Financing Authority
Special Tax Revenue	5.000%	9/1/30 (4)	800	907
Chula Vista CA Municipal Financing
Authority Special Tax Revenue	5.500%	9/1/27	970	1,104
5 Citrus CA Community College District GO	0.000%	8/1/34	1,000	890
Contra Costa CA Community College
District GO	5.000%	8/1/31	1,000	1,135
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/33	1,000	1,130
Contra Costa CA Transportation
Authority Sales Tax Revenue	5.000%	3/1/26	495	593
Contra Costa CA Transportation
Authority Sales Tax Revenue	5.000%	3/1/27	625	760
Corona-Norco CA Unified School District
Special Tax Revenue (Community
Facilities District No. 98-1)	5.000%	9/1/22	970	1,083
6 Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	0.000%	1/15/29	1,390	1,232
Fresno CA Joint Powers Financing
Authority Lease Revenue	5.000%	4/1/19	2,250	2,305
Gavilan CA Joint Community College
District GO	5.000%	8/1/28	1,000	1,163
Golden State Tobacco Securitization
Corp. California Revenue	5.000%	6/1/25	500	573
Golden State Tobacco Securitization
Corp. California Revenue	0.000%	6/1/27 (2)	2,060	1,585
Golden State Tobacco Securitization
Corp. California Revenue	5.000%	6/1/33	1,565	1,773
Golden State Tobacco Securitization
Corp. California Revenue	3.500%	6/1/36	1,000	1,008
La Quinta CA Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/26	1,500	1,700
La Quinta CA Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/30	1,000	1,147
La Verne CA (Brethren Hillcrest Homes)
COP	5.000%	5/15/26	350	376
Long Beach CA Finance Authority
Natural Gas Purchase Revenue	5.250%	11/15/19	90	94

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Long Beach CA Finance Authority
Natural Gas Purchase Revenue	5.250%	11/15/23	420	475
Long Beach CA Unified School District GO	0.000%	8/1/24 (12)	1,290	1,105
Los Angeles CA Community College
District GO	5.000%	8/1/18 (Prere.)	500	501
Los Angeles CA Community College
District GO	5.000%	8/1/22	1,000	1,131
Los Angeles CA Community College
District GO	4.000%	8/1/32	1,000	1,065
Los Angeles CA Community College
District GO	4.000%	8/1/37	2,000	2,093
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	500	531
Los Angeles CA Department of Water
& Power Revenue	5.000%	7/1/24	500	517
Los Angeles CA Department of Water
& Power Revenue	5.000%	7/1/33	1,375	1,623
Los Angeles CA Department of Water
& Power Revenue	5.000%	7/1/36	1,000	1,154
Los Angeles CA Department of Water
& Power Revenue	5.000%	7/1/37	1,000	1,168
Los Angeles CA Department of Water
& Power Revenue	5.000%	7/1/38	500	583
Los Angeles CA Unified School District GO	5.000%	7/1/20	1,700	1,819
Los Angeles CA Unified School District GO	5.000%	7/1/22	1,115	1,256
Los Angeles CA Unified School District GO	5.000%	7/1/26	500	517
Los Angeles CA Unified School District GO	5.000%	7/1/26	1,015	1,221
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	517
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	517
Los Angeles CA Unified School District GO	5.000%	7/1/36	1,000	1,185
Los Angeles CA Wastewater System
Revenue	5.000%	6/1/19 (Prere.)	500	516
Los Angeles CA Wastewater System
Revenue	5.000%	6/1/36	1,755	2,073
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	560	581
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/31	1,970	2,347
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/32	1,000	1,201
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/36	1,935	2,271
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	8/1/26	500	557
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood
Redevelopment Project)	5.000%	7/1/20	1,500	1,602
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/24	600	648
Milpitas CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,130	1,299
Napa Valley CA Unified School District GO	4.000%	8/1/28	1,690	1,813
7 Napa Valley Community College District	0.000%	8/1/32	1,090	1,055

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	436
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/22	500	558
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	1,500	1,782
Orange County CA Development Agency
Tax Allocation Revenue
(Santa Ana Heights Project)	5.000%	3/1/21	1,170	1,258
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	1,000	903
Palomar Pomerado Health California GO	0.000%	8/1/26 (12)	1,040	810
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	700	421
Perris CA Public Financing Authority
Tax Allocation Revenue	5.000%	10/1/21	1,085	1,197
Poway CA Unified School District GO	5.000%	8/1/24	1,750	2,041
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/31 (4)	1,410	1,609
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	1,000	1,162
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/37	1,605	1,891
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/30	2,415	1,498
Roseville CA Natural Gas Financing
Authority Gas Revenue	5.000%	2/15/23	310	342
Roseville CA Natural Gas Financing
Authority Gas Revenue	5.000%	2/15/25	245	276
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/22 (15)	750	849
Sacramento CA City Financing Authority
Tax Allocation Revenue	0.000%	12/1/30 (14)	1,815	1,150
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/18 (Prere.)	195	196
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27 (4)	305	306
Sacramento CA Regional Transportation
District Farebox Revenue	5.000%	9/1/20 (Prere.)	185	198
Sacramento CA Regional Transportation
District Farebox Revenue	5.000%	3/1/23	330	352
Sacramento County CA Airport Revenue	5.625%	7/1/29	500	500
Sacramento County CA Sanitation
Districts Financing Authority Revenue	5.000%	8/1/25	445	529
Sacramento County CA Sanitation
Districts Financing Authority Revenue	5.000%	8/1/27	575	675
San Bernardino CA Community College
District GO	0.000%	8/1/22 (4)	1,000	917
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	500	553
San Diego CA Community College
District GO	5.000%	8/1/21 (Prere.)	500	551
San Diego CA Community College
District GO	5.000%	8/1/29	1,000	1,137
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	500	516
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/20 (Prere.)	500	538

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/28	1,115	1,334
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/29	1,525	1,817
San Diego CA Unified School District GO	0.000%	7/1/27	500	388
San Diego CA Unified School District GO	5.000%	7/1/27	1,130	1,332
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	520	656
San Diego CA Unified School District GO	0.000%	7/1/28	500	372
San Diego CA Unified School District GO	0.000%	7/1/29	500	355
San Diego CA Unified School District GO	0.000%	7/1/30	100	68
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/30 (4)	500	532
San Diego County CA Regional
Transportation Commission Sales Tax
Revenue	5.000%	4/1/31	560	621
San Diego County CA Water Authority
Revenue	5.000%	5/1/28	1,000	1,172
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/30	1,530	1,785
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	4.000%	7/1/21	350	374
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/20 (Prere.)	500	534
San Francisco CA City & County COP	5.000%	4/1/28	1,635	1,898
San Francisco CA City & County COP	4.000%	4/1/33	1,000	1,057
San Francisco CA City & County
International Airport Revenue	5.000%	5/3/21 (Prere.)	95	104
San Francisco CA City & County
International Airport Revenue	5.250%	5/1/22	500	516
San Francisco CA City & County
International Airport Revenue	5.000%	5/1/27	405	449
San Francisco CA City & County
International Airport Revenue	5.000%	5/1/30	405	439
San Francisco CA City & County
Public Utilities Commission Water Revenue	5.500%	11/1/20 (Prere.)	500	545
San Francisco CA City & County
Public Utilities Commission Water Revenue	5.000%	5/1/22 (Prere.)	1,245	1,397
San Francisco CA City & County
Public Utilities Commission Water Revenue	5.000%	11/1/31	1,690	2,003
San Francisco CA City & County
Public Utilities Commission Water Revenue	5.000%	11/1/32	1,000	1,165
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/35	1,500	1,758
San Francisco CA City & County
Unified School District GO	4.000%	6/15/32	965	1,010
San Francisco CA City & County
Unified School District GO	4.250%	6/15/33	1,000	1,055
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/27	1,000	1,206
San Jose CA Redevelopment Agency
Tax Allocation Revenue	6.500%	8/1/18 (Prere.)	700	703
San Ramon CA Public Financing Authority
Tax Allocation Revenue	0.000%	2/1/33 (2)	1,475	830

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Santa Monica CA Community College
District GO	4.000%	8/1/21	1,500	1,604
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/22	1,105	1,213
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/26	1,000	1,049
State Center California Community College
District GO	5.000%	8/1/29	1,000	1,168
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/34	1,030	1,194
Union CA Elementary School District GO	0.000%	9/1/28 (14)	1,080	803
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/30	1,635	1,889
University of California Revenue	5.250%	5/15/19 (Prere.)	1,985	2,052
University of California Revenue	5.000%	5/15/21 (Prere.)	160	174
University of California Revenue	5.000%	5/15/23	875	957
University of California Revenue	5.000%	5/15/23 (Prere.)	310	356
University of California Revenue	5.000%	5/15/28	1,000	1,180
University of California Revenue	5.000%	5/15/28	690	784
University of California Revenue	4.000%	5/15/33	1,000	1,067
University of California Revenue	4.000%	5/15/33	2,500	2,697
University of California Revenue	4.000%	5/15/34	1,000	1,072
University of California Revenue	4.000%	5/15/34	1,770	1,865
University of California Revenue	4.000%	5/15/35	2,000	2,137
University of California Revenue	5.000%	5/15/35	1,620	1,935
University of California Revenue	5.000%	5/15/35	1,165	1,383
University of California Revenue PUT	5.000%	5/15/23	3,635	4,176
West Contra Costa CA Unified
School District GO	0.000%	8/1/32 (4)	1,155	708
West Contra Costa CA Unified
School District GO	0.000%	8/1/34 (14)	1,225	671
				248,007
Colorado (0.8%)
Adams & Weld County CO
School District No. 27J GO	5.000%	12/1/34	1,435	1,651
Adams County CO COP	5.000%	12/1/31	650	743
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/23	300	339
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/21	500	548
Colorado Educational & Cultural Facilities
Authority Revenue (Regis University)	5.000%	10/1/25	1,000	1,136
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	4.000%	3/1/30	500	535
Colorado Health Facilities Authority
Retirement Facilities Revenue (Liberty
Heights Project)	0.000%	7/15/24 (ETM)	1,430	1,230
Colorado Health Facilities Authority
Revenue (Adventist Health System/Sunbelt
Obligated Group) PUT	5.000%	11/15/23	2,685	3,042
Colorado Health Facilities Authority
Revenue (Catholic Health Initiatives)	5.250%	2/1/31	2,500	2,636

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	500	543
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/30	1,500	1,586
Colorado Springs CO Utility System Revenue	5.000%	11/15/22 (Prere.)	500	563
Denver CO City & County Airport Revenue	5.000%	11/15/20	515	554
Denver CO City & County Airport Revenue	5.000%	11/15/22	1,335	1,430
Denver CO City & County Airport Revenue	5.000%	11/15/24	1,065	1,238
Denver CO City & County Airport Revenue	5.000%	11/15/26	430	460
Denver CO City & County School District GO	4.000%	12/1/31	1,000	1,065
Denver CO City & County School District GO	5.000%	12/1/36	2,000	2,320
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	585	588
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	1,000	880
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	1,000	1,066
El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/26	350	391
El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/27	500	558
El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/29	500	558
El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/30	520	579
El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/31	635	707
Garfield, Pitkin, & Eagle County CO
School District GO	4.000%	12/15/34	1,000	1,057
Regional Transportation District of
Colorado COP	5.000%	6/1/20 (Prere.)	1,010	1,072
Regional Transportation District of
Colorado COP	5.000%	6/1/20 (Prere.)	1,000	1,061
University of Colorado Enterprise
System Revenue	5.000%	6/1/29	515	570
University of Colorado Enterprise
System Revenue	5.000%	6/1/29	1,010	1,223
University of Colorado Enterprise
System Revenue	4.000%	6/1/32	1,590	1,711
				33,640
Connecticut (0.5%)
Connecticut GO	5.000%	4/15/21	500	536
Connecticut GO	5.000%	11/15/22	1,935	2,132
Connecticut GO	5.000%	4/15/24	600	647
Connecticut GO	5.000%	9/1/26	1,000	1,107
Connecticut GO	5.000%	4/15/28	500	534
Connecticut GO	5.000%	3/1/32	2,950	3,196
Connecticut GO	5.000%	10/15/32	705	753
Connecticut Health & Educational
Facilities Authority Revenue
(Hartford Healthcare)	5.000%	7/1/26	550	591
Connecticut Health & Educational
Facilities Authority Revenue
(Yale University) PUT	5.000%	2/1/23	2,710	3,050

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/1/28	1,515	1,824
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/23	1,185	1,321
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	500	505
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/28	1,805	2,087
University of Connecticut GO	5.000%	2/15/27	635	709
				18,992
Delaware (0.1%)
Delaware GO	5.000%	2/1/19	600	612
Delaware GO	5.000%	7/1/20	612	652
Delaware GO	5.000%	10/1/20	700	751
Delaware GO	5.000%	2/1/25	1,000	1,170
Delaware GO	5.000%	1/1/26	1,725	2,044
				5,229
District of Columbia (0.2%)
District of Columbia Hospital Revenue
(Children’s Hospital Obligated Group)	5.000%	7/15/35	1,000	1,121
District of Columbia Income Tax Revenue	5.000%	12/1/26	655	718
District of Columbia Income Tax Revenue	5.250%	12/1/27	500	524
District of Columbia Income Tax Revenue	5.000%	12/1/30	500	529
District of Columbia Revenue
(National Public Radio, Inc.)	5.000%	4/1/27	1,215	1,398
District of Columbia Water & Sewer
Authority Public Utility Revenue	5.000%	10/1/33	2,175	2,542
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	540	577
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue
(Dulles Metrorail & Capital Improvement
Projects)	0.000%	10/1/37	1,300	550
Washington Convention & Sports Authority
Revenue	5.000%	10/1/26	1,000	1,172
				9,131
Florida (2.7%)
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,120
Broward County FL Airport System Revenue	5.000%	10/1/28	400	443
Broward County FL Airport System Revenue	5.375%	10/1/29	500	522
Broward County FL Airport System Revenue	5.500%	10/1/31	1,000	1,149
Central Florida Expressway Authority
Revenue	4.000%	7/1/32	1,000	1,055
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/20	1,230	1,285
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	650	688
Florida Board of Education Lottery Revenue	5.000%	7/1/18	1,585	1,585
Florida Board of Education Lottery Revenue	4.000%	7/1/27	1,230	1,304
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	220	227

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	1,585	1,635
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	760	828
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	1,000	1,090
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	1,270	1,384
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	500	521
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	1,245	1,389
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	625	709
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/27	1,255	1,331
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/29	1,365	1,438
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/32	1,675	1,799
Florida Department of Transportation GO	5.000%	7/1/19	545	564
8 Florida Department of Transportation GO	5.000%	7/1/27	1,315	1,578
8 Florida Municipal Power Agency Revenue	4.000%	10/1/30	2,500	2,687
Florida Turnpike Authority Revenue	5.000%	7/1/18	1,400	1,400
Florida Turnpike Authority Revenue	5.000%	7/1/19	500	517
Florida Turnpike Authority Revenue	5.000%	7/1/25	1,500	1,756
Florida Turnpike Authority Revenue	4.000%	7/1/34	1,000	1,049
Florida Turnpike Authority Revenue	4.000%	7/1/34	1,385	1,456
Gainesville FL Utilities System Revenue	5.000%	10/1/32	1,010	1,192
Highlands County FL Health Facilities
Authority Hospital Revenue (Adventist
Health System/Sunbelt Obligated Group)	5.625%	11/15/19 (Prere.)	10	11
Highlands County FL Health Facilities
Authority Hospital Revenue (Adventist
Health System/Sunbelt Obligated Group)	5.625%	11/15/37	3,990	4,202
Hillsborough County FL Industrial
Development Authority Hospital
Revenue (Tampa General Hospital Project)	5.000%	10/1/28	500	553
Jacksonville FL Electric Authority
Electric System Revenue	5.000%	4/1/21 (Prere.)	310	336
Jacksonville FL Electric Authority
Electric System Revenue	5.000%	10/1/26	1,005	1,183
Jacksonville FL Electric Authority
Electric System Revenue	5.000%	10/1/31	190	205
Jacksonville FL Electric Authority
Electric System Revenue	4.000%	10/1/37	1,955	2,050
Jacksonville FL Electric Authority
Water & Sewer Revenue	5.000%	10/1/19	565	589
Jacksonville FL Electric Authority
Water & Sewer Revenue	5.000%	10/1/27	1,905	2,291
Jacksonville FL Electric Authority
Water & Sewer Revenue	5.000%	10/1/27	830	985

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Jacksonville FL Health Care Facilities
Revenue (Baptist Health System
Obligated Group)	4.000%	8/15/37	1,250	1,298
Jacksonville FL Health Care Facilities
Revenue (Brooks Rehabilitation)	5.000%	11/1/30	1,085	1,222
Jacksonville FL Special Revenue	5.000%	10/1/32	500	553
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	880	942
Lakeland FL Hospital Revenue
(Lakeland Regional Health Systems)	5.000%	11/15/26	1,450	1,681
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,096
Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,020	1,150
Miami Beach FL Stormwater Revenue	5.000%	9/1/27	1,000	1,179
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/27	575	683
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/30	1,500	1,715
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/34	1,895	2,012
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.875%	10/1/24	500	529
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	585	621
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/33	1,425	1,638
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/34	1,000	1,145
Miami-Dade County FL Building
Better Communities GO	5.000%	7/1/36	1,160	1,321
Miami-Dade County FL Health Facilities
Authority Hospital Revenue
(Miami Children’s Hospital)	5.000%	8/1/25	1,000	1,112
Miami-Dade County FL School Board COP	5.000%	2/1/26	1,160	1,347
Miami-Dade County FL Seaport Revenue	5.750%	10/1/28	1,510	1,727
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/22	1,515	1,687
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/24	1,000	1,114
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	500	548
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/31	1,400	1,489
Miami-Dade County FL Water & Sewer
Revenue	5.000%	10/1/22	1,750	1,958
North Brevard County FL Hospital District
Revenue	5.000%	1/1/34	1,000	1,091
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,510	1,715
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/19	500	508
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	500	531
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28 (4)	1,520	1,775
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/19	815	790

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/20	1,270	1,196
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/25	560	622
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/33	1,245	1,437
Palm Beach County FL School Board COP	5.000%	8/1/25	1,740	2,018
Palm Beach County FL School Board COP	5.000%	8/1/29	1,520	1,732
Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,694
Reedy Creek FL Improvement District GO	4.000%	6/1/34	1,180	1,240
Reedy Creek FL Improvement District GO	4.000%	6/1/35	1,000	1,050
Seacoast FL Utility Authority Water & Sewer
Revenue	5.000%	3/1/21	1,230	1,331
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	4.000%	8/15/33	1,170	1,215
St. Johns County FL Water & Sewer
Revenue	0.000%	6/1/24	1,110	952
Sunshine State Governmental Financing
Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/26	1,000	1,123
Tallahassee FL Energy System Revenue	5.000%	10/1/35	1,000	1,122
Tallahassee FL Utility System Revenue	5.000%	10/1/29	1,015	1,165
Tallahassee FL Utility System Revenue	5.000%	10/1/30	750	858
Tallahassee FL Utility System Revenue	5.000%	10/1/34	1,265	1,433
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/37	2,000	2,308
Tampa FL Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)	5.000%	9/1/18	370	372
Tampa FL Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)	5.000%	9/1/19	425	441
Tampa FL Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)	5.000%	9/1/20	535	569
Tampa FL Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	221
Tampa FL Health System Revenue
(BayCare Health System)	5.000%	11/15/33	1,575	1,722
Tampa FL Hospital Revenue	5.000%	7/1/23	750	823
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/30	200	234
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/31	250	291
Tohopekaliga FL Water Authority
Utility System Revenue	4.000%	10/1/21	1,245	1,326
Tohopekaliga FL Water Authority
Utility System Revenue	5.750%	10/1/21 (Prere.)	500	560
Tohopekaliga FL Water Authority
Utility System Revenue	4.000%	10/1/32	1,000	1,067
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/29	860	996
				113,401

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Georgia (1.6%)
Athens-Clarke County GA Unified
Government Water & Sewerage Revenue	4.000%	1/1/32	1,000	1,056
Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,263
Atlanta GA Development Authority Revenue	5.000%	7/1/29	1,000	1,146
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/21	1,500	1,650
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	1,290	1,504
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	500	630
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/27	475	559
Cobb County GA Kennestone Hospital
Authority Revenue	5.000%	4/1/24	400	448
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC
LLC Project)	5.000%	7/1/27	600	712
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC
LLC Project)	5.000%	7/1/31	725	845
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	549
Georgia GO	5.000%	5/1/19 (Prere.)	500	514
Georgia GO	5.000%	1/1/20	1,685	1,769
Georgia GO	5.000%	2/1/20	1,375	1,447
Georgia GO	5.000%	7/1/21	2,000	2,186
Georgia GO	5.000%	1/1/22	2,110	2,332
Georgia GO	5.000%	7/1/22	1,220	1,365
Georgia GO	5.000%	7/1/22	500	517
Georgia GO	5.000%	12/1/22	1,235	1,395
Georgia GO	5.000%	2/1/24	2,430	2,802
Georgia GO	5.000%	7/1/24	1,500	1,742
8 Georgia GO	5.000%	7/1/28	2,980	3,645
Georgia GO	5.000%	2/1/30	1,500	1,783
Georgia GO	5.000%	2/1/31	1,500	1,779
8 Georgia GO	5.000%	7/1/32	2,565	3,097
Griffin-Spalding County GA Hospital
Authority Revenue (WellStar Health
System Obligated Group)	5.000%	4/1/25	600	686
Griffin-Spalding County GA Hospital
Authority Revenue (WellStar Health
System Obligated Group)	5.000%	4/1/31	350	399
Griffin-Spalding County GA Hospital
Authority Revenue (WellStar Health
System Obligated Group)	5.000%	4/1/33	1,575	1,783
Gwinnett County GA School District GO	5.000%	2/1/28	500	579
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/18	100	101
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	425	434
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	600	643
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	515	561
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	9/1/23	6,010	6,429

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	12/1/23	6,245	6,683
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/31	1,400	1,632
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	4.000%	7/1/33	1,835	1,961
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/35	1,095	1,263
Municipal Electric Authority Georgia Revenue	5.000%	1/1/19	1,015	1,031
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	1,000	1,142
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28 (15)	1,495	1,712
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	1,510	1,655
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/28	500	520
				66,949
Guam (0.1%)
Guam Government Business Privilege
Tax Revenue	5.000%	11/15/26	735	830
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.250%	7/1/23	1,000	1,122
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.250%	7/1/33	1,305	1,412
Guam International Airport Authority Revenue	5.000%	10/1/21	350	374
				3,738
Hawaii (0.8%)
Hawaii Department of Budget & Finance
Special Purpose Revenue (Hawaii Pacific
Health Obligated Group)	5.000%	7/1/19	250	258
Hawaii Department of Budget & Finance
Special Purpose Revenue (Hawaii Pacific
Health Obligated Group)	5.000%	7/1/20	320	340
Hawaii Department of Budget & Finance
Special Purpose Revenue (Hawaii Pacific
Health Obligated Group)	5.000%	7/1/21	400	435
Hawaii GO	5.000%	6/1/19 (Prere.)	285	294
Hawaii GO	5.000%	6/1/19 (Prere.)	215	222
Hawaii GO	5.000%	10/1/21	2,500	2,747
Hawaii GO	5.000%	12/1/21	375	414
Hawaii GO	5.000%	12/1/21 (Prere.)	310	342
Hawaii GO	5.000%	12/1/21 (Prere.)	190	210
Hawaii GO	5.000%	8/1/24	1,765	2,046
Hawaii GO	5.000%	8/1/25	1,500	1,728
Hawaii GO	5.000%	10/1/25	1,455	1,711
Hawaii GO	5.000%	10/1/28	1,235	1,456
Hawaii GO	4.000%	4/1/30	1,500	1,607
Hawaii GO	4.000%	4/1/31	1,000	1,069
Hawaii GO	5.000%	1/1/33	1,475	1,740
Hawaii GO	5.000%	1/1/36	4,000	4,686
Hawaii GO	4.000%	1/1/37	2,065	2,173
Hawaii Pacific Health Revenue	5.000%	7/1/19 (ETM)	575	594
Honolulu HI City & County GO	5.000%	10/1/20	2,050	2,198
Honolulu HI City & County GO	5.250%	8/1/21 (Prere.)	1,245	1,371
Honolulu HI City & County GO	5.250%	8/1/21 (Prere.)	500	551
Honolulu HI City & County GO	5.000%	10/1/28	1,000	1,162

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Honolulu HI City & County GO	5.000%	12/1/30	310	332
Honolulu HI City & County Wastewater
System Revenue	5.000%	7/1/30	2,000	2,301
University of Hawaii Revenue	5.000%	10/1/19 (Prere.)	500	521
				32,508
Idaho (0.0%)
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.125%	12/1/18 (Prere.)	105	107

Illinois (2.7%)
Chicago IL Board of Education GO	5.000%	12/1/18 (2)	295	298
Chicago IL Board of Education GO	5.000%	12/1/19 (14)	590	607
Chicago IL Board of Education GO	5.000%	12/1/21	1,000	1,037
Chicago IL Board of Education GO	5.250%	12/1/21 (14)	540	578
Chicago IL Board of Education GO	5.000%	12/1/22	1,500	1,507
Chicago IL Board of Education GO	5.000%	12/1/23	1,000	1,045
Chicago IL Board of Education GO	5.000%	12/1/24	700	732
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	500	507
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	500	507
Chicago IL Board of Education GO	7.000%	12/1/26	500	591
Chicago IL Board of Education GO	0.000%	12/1/28 (14)	1,000	627
Chicago IL Board of Education GO	5.000%	12/1/30 (4)	1,250	1,401
Chicago IL Board of Education GO	5.250%	12/1/35	1,000	1,020
Chicago IL GO	5.000%	1/1/26	335	357
Chicago IL GO	5.000%	1/1/27 (4)	1,945	2,016
Chicago IL GO	5.000%	1/1/29	505	508
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	500	538
Chicago IL Midway Airport Revenue	5.000%	1/1/26	210	232
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/19	250	253
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/20	300	307
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/22	300	314
Chicago IL O’Hare International Airport
Revenue	5.250%	1/1/24	200	223
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/25	1,010	1,162
Chicago IL O’Hare International Airport
Revenue	5.500%	1/1/26	1,000	1,124
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/29	1,000	1,122
Chicago IL O’Hare International Airport
Revenue	5.250%	1/1/29	1,500	1,760
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/31	1,030	1,151
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/32	500	537
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/33	1,000	1,112
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/35	1,855	2,073
Chicago IL Park District GO	5.000%	1/1/19	1,115	1,130
Chicago IL Park District GO	5.000%	1/1/19	750	760
Chicago IL Park District GO	5.000%	1/1/32	1,225	1,350

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Chicago IL Wastewater Transmission
Revenue	5.000%	1/1/28	1,000	1,119
Chicago IL Wastewater Transmission
Revenue	5.000%	1/1/29	1,510	1,649
Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,096
Cook County IL GO	5.000%	11/15/21	500	519
Cook County IL GO	5.250%	11/15/25	1,000	1,082
Cook County IL GO	5.000%	11/15/26 (4)	1,000	1,139
Cook County IL GO	5.000%	11/15/28	660	694
Cook County IL GO	5.250%	11/15/28	565	608
Illinois Finance Authority Revenue
(Advocate Health Care Network)	5.000%	8/1/26	1,500	1,700
Illinois Finance Authority Revenue
(Advocate Health Care Network)	5.000%	8/1/33	2,550	2,840
Illinois Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/32	500	543
Illinois Finance Authority Revenue
(Centegra Health System)	5.000%	9/1/29	1,300	1,409
Illinois Finance Authority Revenue
(Clean Water Initiative)	5.000%	7/1/31	1,000	1,159
Illinois Finance Authority Revenue
(DePaul University)	5.000%	10/1/33	1,000	1,135
Illinois Finance Authority Revenue
(DePaul University)	5.000%	10/1/34	1,000	1,129
Illinois Finance Authority Revenue
(Edward Elmhurst Obligated Group)	5.000%	1/1/36	1,000	1,085
Illinois Finance Authority Revenue
(Franciscan Communities Inc.)	5.000%	5/15/37	1,000	1,077
Illinois Finance Authority Revenue
(Mercy Health System)	4.000%	12/1/28	1,000	1,035
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/19 (Prere.)	95	99
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/35	1,000	1,096
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/31	1,100	1,285
Illinois Finance Authority Revenue
(Presence Health Network Obligated Group)	5.000%	2/15/28	1,250	1,459
Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	5.500%	7/1/28	2,000	2,225
Illinois Finance Authority Revenue
(Rush University Medical Center)	5.000%	11/15/33	1,050	1,170
Illinois Finance Authority Revenue
(Trinity Health Corp.)	5.000%	12/1/21 (Prere.)	500	549
Illinois Finance Authority Revenue
(University of Chicago Medical Center)
VRDO	1.580%	7/2/18 LOC	1,050	1,050
Illinois Finance Authority Revenue
(University of Chicago)	5.000%	10/1/29	500	543
Illinois Finance Authority Revenue
(University of Chicago)	5.000%	10/1/35	1,000	1,136
Illinois GO	5.000%	11/1/19	1,000	1,031
Illinois GO	5.000%	1/1/20 (4)	200	207
Illinois GO	5.000%	8/1/20	305	316

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Illinois GO	5.000%	11/1/20	2,500	2,597
Illinois GO	5.000%	1/1/21 (4)	710	736
Illinois GO	5.000%	5/1/21	425	443
Illinois GO	5.000%	8/1/21	605	633
Illinois GO	5.000%	11/1/21	4,015	4,213
Illinois GO	5.000%	8/1/22	500	527
Illinois GO	5.000%	11/1/22	1,000	1,057
Illinois GO	5.000%	11/1/22	2,300	2,432
Illinois GO	5.000%	2/1/23	540	570
Illinois GO	5.000%	11/1/23	1,000	1,061
Illinois GO	5.500%	7/1/24	1,100	1,184
Illinois GO	5.000%	8/1/24	1,500	1,566
Illinois GO	5.000%	11/1/24	1,785	1,899
Illinois GO	5.000%	3/1/26 (4)	1,125	1,200
Illinois GO	5.000%	11/1/26	1,785	1,900
Illinois GO	5.250%	2/1/30	1,900	1,998
Illinois GO	5.000%	11/1/30	1,000	1,050
Illinois GO	5.250%	7/1/31	1,000	1,045
Illinois GO	5.000%	9/1/31	3,000	3,004
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	500	594
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	500	522
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,109
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	552
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	1,200	1,371
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	1,100	997
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	755	557
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	920	648
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	2,050	1,248
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	290	160
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/33 (14)	1,100	561
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/19 (14)	935	909
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/19 (ETM)	185	182
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/27	710	777
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/28	1,500	1,576
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/31 (14)	1,515	857

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/32 (14)	1,100	592
Railsplitter Tobacco Settlement Authority
Illinois Tobacco Settlement Revenue	5.250%	6/1/20	1,215	1,287
Railsplitter Tobacco Settlement Authority
Illinois Tobacco Settlement Revenue	5.500%	6/1/21 (Prere.)	1,060	1,168
Railsplitter Tobacco Settlement Authority
Illinois Tobacco Settlement Revenue	6.000%	6/1/21 (Prere.)	400	446
Railsplitter Tobacco Settlement Authority
Illinois Tobacco Settlement Revenue	5.000%	6/1/26	1,560	1,787
Romeoville IL Revenue
(Lewis University Project)	5.000%	10/1/28	1,000	1,107
Southwestern Illinois Development
Authority Health Facilities Revenue
(Hospital Sisters Services Inc.)	5.000%	2/15/28	1,000	1,181
Will County IL Community High School
District No. 210 (Lincoln-Way) GO	0.000%	1/1/29	1,000	574
Will County IL Community High School
District No. 210 (Lincoln-Way) GO	5.000%	1/1/30	1,000	986
				112,533
Indiana (0.8%)
Ball State University Student Fee
Indiana Revenue	5.000%	7/1/32	350	408
Ball State University Student Fee
Indiana Revenue	5.000%	7/1/34	1,050	1,214
Ball State University Student Fee
Indiana Revenue	5.000%	7/1/35	1,450	1,672
Indiana Finance Authority Hospital
Revenue (Indiana University Health
Obligated Group)	5.000%	12/1/19	1,275	1,335
Indiana Finance Authority Hospital
Revenue (Indiana University Health
Obligated Group)	5.000%	12/1/22	1,100	1,236
Indiana Finance Authority Hospital
Revenue (Indiana University Health
Obligated Group)	5.000%	12/1/33	1,390	1,566
Indiana Finance Authority Hospital
Revenue (Parkview Health System)	5.000%	11/1/28	500	598
Indiana Finance Authority Revenue	5.000%	2/1/21	2,000	2,162
Indiana Finance Authority Revenue
(Community Foundation of Northwest
Indiana Obligated Group)	5.000%	3/1/25	690	751
Indiana Finance Authority Revenue
(Franciscan Alliance Inc.)	5.000%	11/1/29	1,130	1,317
Indiana Finance Authority Revenue
(Franciscan Alliance Inc.)	5.000%	11/1/30	1,505	1,750
Indiana Finance Authority Revenue
(Franciscan Alliance Inc.)	5.000%	11/1/31	1,120	1,299
Indiana Finance Authority Revenue
(Franciscan Alliance Inc.)	4.000%	11/1/35	1,685	1,738
Indiana Finance Authority Revenue
(Marquette Project)	5.000%	3/1/24	1,645	1,802

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Indiana Finance Authority Revenue
(Marquette Project)	5.000%	3/1/25	650	717
Indiana Finance Authority Revenue
(Stadium Project)	5.250%	2/1/30	1,000	1,162
Indiana Finance Authority Revenue
(State Revolving Fund)	5.000%	2/1/32	500	559
Indiana Finance Authority Wastewater
Utility Revenue (CWA Authority Project)	5.000%	10/1/32	500	548
Indiana Municipal Power Agency Revenue	5.000%	1/1/34	1,415	1,624
Indiana Municipal Power Agency Revenue	5.000%	1/1/36	1,000	1,149
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	500	518
Indiana University Student Fee Revenue	5.000%	8/1/18 (Prere.)	100	100
Indiana University Student Fee Revenue	5.000%	6/1/19	445	459
Indianapolis IN Local Public Improvement
Bond Bank Revenue (PILOT Infrastructure
Project)	5.000%	1/1/20 (Prere.)	1,500	1,573
Indianapolis IN Local Public Improvement
Bond Bank Revenue (Waterworks Project)	5.500%	1/1/38 (12)	1,915	1,950
8 Ivy IN Tech Community College Revenue	5.000%	7/1/32	825	971
8 Ivy IN Tech Community College Revenue	5.000%	7/1/33	850	996
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/21	870	949
Richmond IN Hospital Authority Revenue
(Reid Hospital & Health Care Services Inc.)	5.000%	1/1/24	700	779
				32,902
Iowa (0.2%)
Iowa Finance Authority Health Facilities
Revenue (Mercy Medical Center Project)	5.000%	8/15/27	1,435	1,589
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	5	5
9 Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27	320	340
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)
PUT	5.250%	12/1/37	2,120	2,256
Iowa Special Obligation Revenue
(Ijobs Program)	5.000%	6/1/19 (Prere.)	220	227
Polk County IA GO	4.000%	6/1/25	2,115	2,258
				6,675
Kansas (0.3%)
Butler County KS Unified School District
No. 385 Andover GO	4.000%	9/1/29	1,000	1,085
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/18 (Prere.)	500	503
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/20	1,035	1,108
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/25	510	591
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/26	700	809
Kansas Development Finance Authority
Revenue	5.000%	5/1/20	1,520	1,609

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Kansas Development Finance Authority
Revenue	5.000%	5/1/25	1,345	1,507
Kansas Development Finance Authority
Revenue	5.000%	5/1/27	1,585	1,771
Kansas Development Finance Authority
Revenue	5.000%	4/1/32	1,325	1,463
Leavenworth County KS Unified School
District GO	4.500%	9/1/19 (12)	500	516
Sedgwick County KS Unified School
District No. 266 (Maize) GO	5.000%	9/1/23	1,350	1,536
Wichita KS Hospital Facilities Revenue
(Via Christi Health System Inc.)	5.000%	11/15/21 (Prere.)	500	549
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23	1,000	1,106
				14,153
Kentucky (0.5%)
Kentucky Economic Development Finance
Authority Health System Revenue
(Norton Healthcare Inc. & Affiliates)	0.000%	10/1/25 (14)	1,220	964
Kentucky Economic Development Finance
Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)	5.625%	8/15/18 (Prere.)	610	613
Kentucky Economic Development Finance
Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)	5.625%	8/15/27	610	612
Kentucky Economic Development Finance
Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)	5.000%	8/15/31	1,515	1,685
Kentucky Economic Development Finance
Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/30	645	663
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/29 (14)	1,000	1,130
Kentucky Property & Building Commission
Revenue	5.000%	11/1/18 (Prere.)	500	506
Kentucky Property & Building Commission
Revenue	5.375%	11/1/18 (Prere.)	440	446
Kentucky Property & Building Commission
Revenue	5.375%	11/1/18 (Prere.)	60	61
Kentucky Property & Building Commission
Revenue	5.000%	5/1/34	1,000	1,134
Kentucky Public Energy Authority Gas
Supply Revenue PUT	4.000%	4/1/24	5,210	5,554
Kentucky Public Transportation
Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/21	1,325	1,217
Kentucky Public Transportation
Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/22	810	719
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/18	2,255	2,255

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Kentucky Turnpike Authority Economic
Development Road Revenue
(Revitalization Project)	5.000%	7/1/19 (Prere.)	305	315
Kentucky Turnpike Authority Economic
Development Road Revenue
(Revitalization Project)	5.000%	7/1/28	1,000	1,117
Louisville & Jefferson County KY
Metropolitan Government Revenue
(Catholic Health Initiatives)	5.000%	12/1/30	1,000	1,063
Warren County KY Hospital Revenue
(Bowling Green-Warren County
Community Hospital Corp. Project)	5.000%	4/1/28	1,000	1,098
				21,152
Louisiana (0.2%)
Bossier City LA Utilities Revenue	5.000%	10/1/22	500	557
Bossier City LA Utilities Revenue	5.000%	10/1/23	585	665
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/26	2,015	2,379
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	1,065	1,227
Louisiana State University Revenue	5.000%	7/1/23	455	512
New Orleans LA GO	5.000%	12/1/31	500	548
New Orleans LA Sewage Service Revenue	5.000%	6/1/24	950	1,085
New Orleans LA Sewage Service Revenue	5.000%	6/1/27	500	570
St. Charles Parish LA Gulf Opportunity
Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	1,580	1,674
				9,217
Maine (0.0%)
Portland ME Airport Revenue	5.000%	1/1/20 (4)	500	521

Maryland (1.8%)
Anne Arundel County MD GO	5.000%	10/1/19	1,455	1,517
Anne Arundel County MD GO	5.000%	10/1/20	1,455	1,560
Anne Arundel County MD GO	5.000%	4/1/23	1,190	1,349
Anne Arundel County MD GO	5.000%	10/1/27	1,455	1,708
Baltimore County MD GO	5.000%	2/1/21	1,500	1,621
Baltimore County MD GO	5.000%	8/1/21	1,435	1,570
Baltimore County MD GO	4.000%	3/1/30	1,200	1,305
Baltimore MD Consolidated Public
Improvement GO	5.000%	10/15/22 (Prere.)	650	731
Baltimore MD Project Revenue	5.000%	7/1/24	2,000	2,304
Howard County MD GO	5.000%	2/15/21 (Prere.)	750	811
Howard County MD GO	5.000%	8/15/21 (Prere.)	80	87
Howard County MD GO	5.000%	8/15/24	120	131
Howard County MD GO	5.000%	2/15/25	1,040	1,214
Maryland Department of Transportation
Revenue	5.000%	2/15/19	1,955	1,998
Maryland Department of Transportation
Revenue	5.000%	11/1/19	3,055	3,192
Maryland Department of Transportation
Revenue	5.000%	2/15/20	1,090	1,149
Maryland Department of Transportation
Revenue	5.000%	5/1/20	2,240	2,375
Maryland Department of Transportation
Revenue	5.000%	11/1/22	2,515	2,832

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Maryland Department of Transportation
Revenue	5.000%	11/1/23	1,900	2,180
Maryland Department of Transportation
Revenue	4.000%	12/15/29	1,365	1,456
Maryland GO	5.000%	3/1/19	1,200	1,228
Maryland GO	5.000%	3/15/19 (Prere.)	500	512
Maryland GO	5.000%	8/1/20 (Prere.)	870	929
Maryland GO	5.250%	8/1/20	1,000	1,073
Maryland GO	5.000%	6/1/21	2,415	2,632
Maryland GO	4.000%	8/1/21	1,000	1,065
Maryland GO	5.000%	8/1/21	1,000	1,095
Maryland GO	5.000%	8/1/22	1,510	1,690
Maryland GO	5.000%	8/1/22	1,500	1,679
Maryland GO	5.000%	8/1/22	4,000	4,478
Maryland GO	4.000%	8/1/23	2,425	2,648
Maryland GO	5.000%	8/1/23	1,570	1,791
Maryland GO	4.000%	8/1/26	1,970	2,130
Maryland GO	4.000%	6/1/29	2,000	2,157
Maryland GO	5.000%	3/15/31	1,600	1,923
Maryland Health & Higher Educational
Facilities Authority Revenue
(Adventist Healthcare Obligated Group)	5.500%	1/1/31	1,950	2,258
Maryland Health & Higher Educational
Facilities Authority Revenue
(Anne Arundel Health System)	5.000%	7/1/27	500	552
Maryland Health & Higher Educational
Facilities Authority Revenue
(Anne Arundel Health System)	5.000%	7/1/31	750	856
Maryland Health & Higher Educational
Facilities Authority Revenue
(Johns Hopkins Health System
Obligated Group)	5.000%	7/1/24	500	558
Maryland Health & Higher Educational
Facilities Authority Revenue
(Maryland Institute College of Art)	5.000%	6/1/20	500	528
Maryland Health & Higher Educational
Facilities Authority Revenue
(Meritus Medical Center, Inc.)	5.000%	7/1/33	1,215	1,321
Maryland Transportation Authority
Facilities Projects Revenue	5.000%	7/1/22	500	517
Maryland Transportation Authority GAN	5.250%	3/1/20	500	512
Montgomery County MD GO	5.000%	11/1/22	1,500	1,688
Montgomery County MD GO	5.000%	11/1/22	1,000	1,125
Montgomery County MD GO	5.000%	11/1/23	2,850	3,268
Montgomery County MD GO	4.000%	12/1/30	1,555	1,667
Prince Georges County MD GO	5.000%	7/15/22	1,615	1,805
Prince Georges County MD GO	5.000%	9/15/23	580	635
Washington MD Suburban Sanitary
Commission GO	4.000%	6/15/33	1,000	1,074
				76,484

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts (1.3%)
Boston MA GO	5.000%	4/1/20	780	825
Massachusetts Bay Transportation
Authority Sales Tax Revenue	5.000%	7/1/18 (Prere.)	500	500
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	2,500	2,500
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	495	557
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	410	500
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/28	500	617
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/31	925	1,149
Massachusetts College Building Authority
Revenue	5.250%	5/1/19 (Prere.)	445	459
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	500	524
Massachusetts Development Finance
Agency Revenue (Boston College)	5.000%	7/1/37	1,750	2,027
Massachusetts Development Finance
Agency Revenue (CareGroup Inc.)	5.000%	7/1/29	1,225	1,415
Massachusetts Development Finance
Agency Revenue (CareGroup Inc.)	5.000%	7/1/38	1,085	1,213
Massachusetts Development Finance
Agency Revenue (Emerson College)	5.500%	1/1/20 (Prere.)	410	433
Massachusetts Development Finance
Agency Revenue (Emerson College)	5.500%	1/1/20 (Prere.)	40	42
Massachusetts Development Finance
Agency Revenue (Harvard University)	5.000%	1/1/20	355	373
Massachusetts Development Finance
Agency Revenue (Lahey Clinic
Obligated Group)	5.000%	8/15/25	750	798
Massachusetts Development Finance
Agency Revenue (Lahey Clinic
Obligated Group)	5.000%	8/15/26	510	542
Massachusetts Development Finance
Agency Revenue (Lahey Clinic
Obligated Group)	5.000%	8/15/27	600	638
Massachusetts Development Finance
Agency Revenue (Milford Regional
Medical Center)	5.000%	7/15/18	200	200
Massachusetts Development Finance
Agency Revenue (Partners Healthcare)	5.000%	7/1/28	470	560
Massachusetts Development Finance
Agency Revenue (UMass Memorial
Medical Center)	5.000%	7/1/25	1,275	1,451
Massachusetts Development Finance
Agency Revenue (UMass Memorial
Medical Center)	5.125%	7/1/26	720	769
Massachusetts Development Finance
Agency Revenue (Western New England
University)	5.000%	9/1/32	1,105	1,245
Massachusetts Educational Financing
Authority Education Loan Revenue	5.500%	1/1/22	300	316

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts GO	5.000%	3/1/19 (Prere.)	500	512
Massachusetts GO	5.000%	7/1/19 (Prere.)	500	517
Massachusetts GO	5.000%	8/1/20	500	534
Massachusetts GO	5.250%	8/1/20	300	322
Massachusetts GO	5.500%	10/1/20	500	542
Massachusetts GO	5.500%	10/1/20 (14)	500	542
Massachusetts GO	5.000%	4/1/21 (Prere.)	500	542
Massachusetts GO	5.000%	8/1/22	1,000	1,118
Massachusetts GO	5.250%	8/1/23	500	576
Massachusetts GO	5.000%	12/1/23	1,520	1,743
Massachusetts GO	5.000%	12/1/24	2,000	2,327
Massachusetts GO	2.130%	11/1/25	1,380	1,374
Massachusetts GO	5.000%	7/1/28	1,000	1,210
Massachusetts GO	4.000%	11/1/30	1,980	2,077
Massachusetts GO	5.000%	1/1/31	1,000	1,186
Massachusetts GO	5.000%	5/1/31	1,675	1,866
Massachusetts GO	5.000%	11/1/31	2,000	2,361
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/19 (Prere.)	500	524
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19 (ETM)	390	401
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	110	113
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/20	225	241
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/21 (ETM)	900	978
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23	645	721
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/31	1,500	1,726
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	600	634
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/34	1,010	1,152
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/36	1,500	1,674
Massachusetts Special Obligation
Dedicated Tax Revenue	5.500%	1/1/26 (14)	510	611
Massachusetts Transportation Fund Revenue	4.000%	6/1/35	1,000	1,064
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/29 (14)	300	215
Massachusetts Water Pollution Abatement
Trust Revenue	5.000%	8/1/19	240	249
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/20	200	215
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/21	500	551
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/30	625	785
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/25	895	955
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35	1,000	1,155
				52,966

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Michigan (1.3%)
Battle Creek MI School District GO	5.000%	5/1/25	535	617
Birmingham MI City School District GO	5.000%	5/1/22	740	824
Chippewa Valley MI Schools GO	5.000%	5/1/33	1,000	1,133
Dearborn MI School District GO	5.000%	5/1/34	1,200	1,340
Detroit MI City School District GO	5.250%	5/1/28 (4)	500	583
Detroit MI Sewage Disposal System Revenue	7.000%	7/1/27 (4)	1,000	1,053
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/22	455	498
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/23	1,050	1,143
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/32	1,000	1,072
Eastern Michigan University Revenue	5.000%	3/1/27 (15)	500	582
Great Lakes MI Water Authority Sewer
Disposal System Revenue	5.000%	7/1/31	1,645	1,847
Great Lakes MI Water Authority Sewer
Disposal System Revenue	5.000%	7/1/36	1,000	1,105
Great Lakes MI Water Authority
Water Supply System Revenue	5.000%	7/1/28	1,000	1,150
Great Lakes MI Water Authority
Water Supply System Revenue	4.000%	7/1/33 (4)	1,000	1,035
Hudsonville MI Public Schools GO	5.000%	5/1/31	410	474
Karegnondi Water Authority Michigan
Water Supply System Revenue
(Karegnondi Water Pipeline)	5.000%	11/1/29	625	704
Lincoln MI Consolidated School District GO	5.000%	5/1/24 (4)	1,000	1,141
Marysville MI Public Schools District GO	5.000%	5/1/28	1,630	1,888
Michigan Building Authority Revenue	5.000%	10/15/20 (4)	500	522
Michigan Building Authority Revenue	5.000%	4/15/24	1,550	1,777
Michigan Building Authority Revenue	5.000%	10/15/32	1,145	1,314
Michigan Building Authority Revenue	5.000%	4/15/33	1,000	1,133
Michigan Finance Authority Hospital Revenue
Bonds (Trinity Health Credit Group)	5.000%	12/1/35	920	1,003
Michigan Finance Authority Revenue	5.000%	10/1/22	500	542
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/22 (4)	1,000	1,104
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/23 (4)	1,000	1,126
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/28	750	833
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/29	1,500	1,662
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/33	1,000	1,100
Michigan Finance Authority Revenue
(Henry Ford Health System Obligated Group)	5.000%	11/15/26	1,210	1,402
8 Michigan Finance Authority Revenue
(Kalamazoo College Project)	5.000%	12/1/26	800	926
8 Michigan Finance Authority Revenue
(Kalamazoo College Project)	5.000%	12/1/27	965	1,124
Michigan Finance Authority Revenue
(Sparrow Obligated Group)	5.000%	11/15/27	500	552

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Michigan Finance Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/22 (Prere.)	500	562
Michigan Finance Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/22 (Prere.)	1,000	1,123
Michigan Finance Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/22	2,100	2,364
Michigan Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/28	2,100	2,458
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	1,145	1,184
Michigan GAN	5.000%	3/15/27	1,430	1,685
Michigan GO	5.500%	5/1/19 (Prere.)	595	614
Michigan State University Revenue	5.000%	8/15/20	1,040	1,109
Michigan Trunk Line Revenue	5.000%	11/1/21	500	522
Oakland University MI Revenue	5.000%	3/1/30	1,155	1,320
Portage MI Public Schools GO	5.000%	11/1/34	1,250	1,416
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/25	1,450	1,639
University of Michigan Revenue	5.000%	4/1/32	2,010	2,378
Wayne County MI Airport Authority Revenue	5.000%	12/1/25	700	812
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,479
				54,974
Minnesota (0.7%)
Bloomington MN Independent School
District No. 271 GO	5.000%	2/1/22	2,010	2,223
Farmington MN Independent School
District No. 192 GO	5.000%	2/1/21	1,800	1,941
Minneapolis & St. Paul MN Metropolitan
Airports Commission Revenue	5.000%	1/1/25	250	290
Minneapolis & St. Paul MN Metropolitan
Airports Commission Revenue	5.000%	1/1/26	290	341
Minneapolis & St. Paul MN Metropolitan
Council Wastewater GO	5.000%	3/1/21	1,435	1,554
Minneapolis MN Special School District
No. 1 COP	5.000%	2/1/26	1,855	2,075
Minnesota GO	5.000%	8/1/19 (Prere.)	500	518
Minnesota GO	5.000%	8/1/19	500	518
Minnesota GO	5.000%	11/1/19 (Prere.)	270	282
Minnesota GO	5.000%	11/1/20	65	68
Minnesota GO	5.000%	10/1/21	1,925	2,116
Minnesota GO	5.000%	8/1/22	1,325	1,485
Minnesota GO	5.000%	10/1/22	1,325	1,490
Minnesota GO	5.000%	8/1/25	1,500	1,765
Minnesota GO	5.000%	8/1/27	1,005	1,175
Minnesota Higher Education Facilities
Authority Revenue (Hamline University)	5.000%	10/1/35	595	650
Mounds View MN Independent School
District No. 621 GO	5.000%	2/1/26	1,000	1,175
Rochester MN Health Care Facilities
Revenue (Mayo Clinic)	5.000%	11/15/31	1,000	1,230
Southern Minnesota Municipal Power
Agency Power Supply System Revenue	5.250%	1/1/19 (Prere.)	500	509

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
St. Francis MN Independent School District
No. 15 GO	5.000%	2/1/26	385	430
St. Francis MN Independent School District
No. 15 GO	5.000%	2/1/27	485	541
St. Francis MN Independent School District
No. 15 GO	5.000%	2/1/28	225	251
St. Francis MN Independent School District
No. 15 GO	4.000%	2/1/29	515	542
St. Francis MN Independent School District
No. 15 GO	4.000%	2/1/30	550	577
St. Francis MN Independent School District
No. 15 GO	4.000%	2/1/32	775	808
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue
(Fairview Health Services Obligated Group)	5.000%	11/15/33	1,020	1,171
University of Minnesota Revenue	5.000%	8/1/19	500	519
University of Minnesota Revenue	5.250%	12/1/20 (Prere.)	500	541
8 West St. Paul MN Independent School
District No. 197 Revenue (Mendota
Heights-Eagan)	4.000%	2/1/28	1,000	1,099
				27,884
Mississippi (0.6%)
DeSoto County MS School District GO	5.000%	5/1/19	370	380
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.620%	7/2/18	11,150	11,150
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.650%	7/2/18	2,400	2,400
Mississippi Development Bank Special
Obligation Revenue (Marshall County
Industrial Development Highway
Refunding Project)	5.000%	1/1/26	1,300	1,491
Mississippi Development Bank Special
Obligation Revenue (Rankin County
School District)	5.000%	6/1/30	1,650	1,916
Mississippi GO	5.500%	12/1/18	750	762
Mississippi GO	5.000%	10/1/19	2,000	2,084
Mississippi GO	5.000%	11/1/29	1,000	1,150
Mississippi Institutions of Higher Learning
Revenue (University of Mississippi
Medical Center)	4.000%	6/1/34	1,000	1,029
Mississippi State University Educational
Building Corp. Revenue	5.000%	8/1/23 (Prere.)	1,000	1,142
Mississippi State University Educational
Building Corp. Revenue	5.000%	8/1/30	555	647
Mississippi State University Educational
Building Corp. Revenue	5.000%	8/1/31	495	577
				24,728
Missouri (0.4%)
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/26	1,190	1,351
Kansas City MO Sanitary Sewer System
Revenue	5.000%	1/1/32	1,000	1,180

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/27	685	825
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/34	500	585
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.000%	5/1/30	500	552
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.000%	5/1/34	880	958
Missouri Health & Educational Facilities
Authority Health Facilities Revenue
(SSM Health System)	5.000%	6/1/25	1,480	1,672
Missouri Health & Educational Facilities
Authority Revenue (Children’s Mercy
Hospital)	5.000%	5/15/36	1,100	1,227
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,673
Missouri Highways & Transportation
Commission Road Revenue	5.000%	2/1/23	660	747
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/23	500	514
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue
(Iatan 2 Project)	5.000%	12/1/34	1,425	1,588
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue
(Prairie Project)	5.000%	12/1/34	1,000	1,134
St. Louis MO Parking Revenue	5.000%	12/15/23 (4)	690	781
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	1,000	1,135
				15,922
Montana (0.0%)
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/32	825	930

Nebraska (0.3%)
Central Plains Energy Project Nebraska
Gas Project Revenue (Project No. 1)	5.250%	12/1/18	170	172
Central Plains Energy Project Nebraska
Gas Project Revenue (Project No. 3)	5.000%	9/1/27	1,000	1,139
Central Plains Energy Project Nebraska
Gas Supply Revenue PUT	5.000%	12/1/19	2,635	2,750
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/23	750	812
Lincoln NE Electric System Revenue	5.000%	9/1/22 (Prere.)	135	151
Lincoln NE Electric System Revenue	5.000%	9/1/25	275	307
Municipal Energy Agency of Nebraska
Power Supply System Revenue	5.000%	4/1/31	345	376
Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,089
Nebraska Public Power District Revenue	5.000%	1/1/32	1,500	1,629
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/24	1,685	1,798
				10,223

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Nevada (0.7%)
Carson City NV Hospital Revenue
(Carson Tahoe Regional Medical Center)	5.000%	9/1/26	560	639
Carson City NV Hospital Revenue
(Carson Tahoe Regional Medical Center)	5.000%	9/1/28	670	761
Carson City NV Hospital Revenue
(Carson Tahoe Regional Medical Center)	5.000%	9/1/33	1,740	1,862
Clark County NV GO	5.000%	12/1/29	500	523
Clark County NV GO	4.000%	6/1/32	1,505	1,606
Clark County NV GO	5.000%	7/1/33	1,000	1,105
Clark County NV Highway Improvement
Motor Vehicle Fuel Tax Revenue	5.000%	7/1/19 (Prere.)	500	517
Clark County NV Highway Improvement
Motor Vehicle Fuel Tax Revenue	5.000%	7/1/31	1,575	1,770
Clark County NV Highway Improvement
Motor Vehicle Fuel Tax Revenue	5.000%	7/1/36	1,075	1,234
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	4.500%	7/1/20	455	473
Las Vegas Valley Water District Nevada GO	5.000%	6/1/21	2,000	2,177
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	1,035	1,193
Las Vegas Valley Water District Nevada GO	5.000%	12/1/27	1,990	2,301
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	1,870	2,136
Nevada GO	5.000%	4/1/22	1,725	1,911
Nevada GO	5.000%	11/1/23	1,465	1,675
Nevada GO	5.000%	11/1/25	1,015	1,182
Nevada Highway Improvement Revenue
(Motor Vehicle Fuel Tax)	4.000%	12/1/32	1,660	1,785
Reno NV Sales Tax Revenue
(Reno Transportation Rail Access)	5.000%	6/1/27	250	289
Reno NV Sales Tax Revenue
(Reno Transportation Rail Access)	5.000%	6/1/28	250	291
Reno NV Sales Tax Revenue
(Reno Transportation Rail Access)	5.000%	6/1/32	250	289
Reno NV Sales Tax Revenue
(Reno Transportation Rail Access)	5.000%	6/1/33	250	288
Truckee Meadows NV Water Authority
Water Revenue	5.000%	7/1/34	1,500	1,719
				27,726
New Jersey (1.5%)
Bergen County NJ GO	5.000%	10/15/21	1,490	1,638
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/27	1,400	1,533
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/21 (4)	500	460
Jersey City NJ GO	5.000%	3/1/21	480	516
Morris County NJ Improvement Authority
School District Revenue (Morris Hills
Regional District Project)	5.000%	10/1/23	510	573
New Jersey COP	5.250%	6/15/19 (Prere.)	465	481
New Jersey Economic Development
Authority Revenue	5.000%	6/15/21	1,000	1,064

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Economic Development
Authority Revenue	5.000%	6/15/23	1,000	1,086
New Jersey Economic Development
Authority Revenue	5.500%	6/15/29	2,000	2,270
New Jersey Economic Development
Authority Revenue (Cigarette Tax)	5.000%	6/15/19	700	719
New Jersey Economic Development
Authority Revenue (Cigarette Tax)	5.000%	6/15/26	1,600	1,707
New Jersey Economic Development
Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26 (ETM)	95	114
New Jersey Economic Development
Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26 (14)	405	460
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	12/15/18	360	365
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.250%	9/1/24	300	318
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/28	2,095	2,215
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	500	512
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.500%	6/1/19 (Prere.)	195	204
New Jersey GO	5.250%	7/15/18 (2)	500	501
New Jersey GO	5.000%	8/15/19	750	777
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/24	500	539
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/18 (ETM)	250	250
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/22	1,000	1,109
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/25	900	992
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/19 (ETM)	315	320
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/19 (ETM)	185	188
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/21	640	696
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	5.000%	7/1/27	1,000	1,112
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.250%	12/1/28	200	207
New Jersey Transportation Trust Fund
Authority Federal Highway
Reimbursement Revenue	5.000%	6/15/24	1,750	1,754

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund
Authority Federal Highway
Reimbursement Revenue	5.000%	6/15/25	1,300	1,437
New Jersey Transportation Trust Fund
Authority Federal Highway
Reimbursement Revenue	5.000%	6/15/29	1,500	1,503
New Jersey Transportation Trust Fund
Authority Transportation
Program Revenue	5.250%	6/15/33	1,500	1,630
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/18 (4)	1,135	1,154
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	12/15/19	650	677
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/19	500	522
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/20 (14)	2,500	2,681
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/21 (14)	245	267
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/21 (12)	150	165
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/22	1,315	1,451
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/23	605	676
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	12/15/24	1,000	1,098
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,431
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	6/15/31	500	529
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	6/15/32	700	746
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	175	178
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	325	331
New Jersey Turnpike Authority Revenue	5.000%	1/1/22 (Prere.)	1,000	1,105
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	1,040	1,162
New Jersey Turnpike Authority Revenue	5.000%	1/1/26	1,185	1,317
New Jersey Turnpike Authority Revenue	5.000%	1/1/28	1,190	1,318
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	1,035	1,222
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,168
New Jersey Turnpike Authority Revenue	4.000%	1/1/33	1,035	1,097
New Jersey Turnpike Authority Revenue	4.000%	1/1/34	2,500	2,635
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	1,000	1,141
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/25	500	544
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/26	750	861
Tobacco Settlement Financing Corp.
New Jersey Revenue	3.200%	6/1/27	500	505
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/27	3,200	3,708
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/30	685	792

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/31	1,000	1,151
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/36	1,500	1,694
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/37	1,000	1,128
				63,704
New Mexico (0.2%)
Albuquerque NM GO	5.000%	7/1/20	2,000	2,128
Albuquerque NM Municipal School District
No. 12 GO	5.000%	8/1/22	275	307
Albuquerque NM Municipal School District
No. 12 GO	5.000%	8/1/23	250	284
Farmington NM Pollution Control Revenue
(Arizona Public Service Co. Four Corners
Project)	4.700%	9/1/24	1,750	1,853
New Mexico Educational Assistance
Foundation Revenue	5.000%	12/1/19	500	523
New Mexico Finance Authority
Transportation Revenue	5.000%	6/15/23	500	530
New Mexico Finance Authority
Transportation Revenue	4.000%	6/15/26	2,000	2,128
New Mexico Hospital Equipment Loan
Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/28	1,430	1,632
				9,385
New York (7.4%)
9 Battery Park City Authority New York
Revenue TOB VRDO	1.600%	7/2/18 LOC	995	995
Erie County NY Fiscal Stability
Authority Revenue	5.000%	9/1/30	500	594
Erie County NY Fiscal Stability
Authority Revenue	5.000%	9/1/31	530	628
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/19 (ETM)	200	206
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/19	300	309
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/31	500	546
Hempstead NY GO	4.000%	4/1/29 (4)	1,420	1,516
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/35	1,000	1,151
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/36	1,000	1,148
Long Island NY Power Authority
Electric System Revenue	4.000%	9/1/18	835	839
Long Island NY Power Authority
Electric System Revenue	5.000%	4/1/19 (Prere.)	575	590
Long Island NY Power Authority
Electric System Revenue	5.250%	4/1/19 (ETM)	75	77

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Long Island NY Power Authority
Electric System Revenue	5.250%	4/1/19 (ETM)	125	128
Long Island NY Power Authority
Electric System Revenue	5.000%	9/1/24	130	144
Long Island NY Power Authority
Electric System Revenue	5.000%	9/1/25	500	582
3 Long Island NY Power Authority
Electric System Revenue PUT	2.038%	11/1/18	1,000	1,000
Metropolitan Transportation Authority
Revenue PUT	5.000%	11/15/22	8,095	9,005
Monroe County NY Industrial Development
Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/31	1,850	2,171
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	605	607
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/26	1,010	1,199
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/37	1,000	1,160
Nassau County NY GO	5.000%	4/1/23	1,000	1,122
New York City NY GO	5.250%	8/15/18 (Prere.)	40	40
New York City NY GO	5.500%	11/15/18 (Prere.)	300	305
New York City NY GO	5.625%	4/1/19 (Prere.)	815	840
New York City NY GO	5.000%	5/15/19 (Prere.)	485	500
New York City NY GO	5.000%	5/15/19 (Prere.)	480	495
New York City NY GO	5.000%	8/1/19	1,065	1,104
New York City NY GO	5.000%	8/1/19	1,500	1,556
New York City NY GO	5.000%	8/1/20	2,100	2,242
New York City NY GO	5.000%	8/1/20	2,935	3,133
New York City NY GO	5.250%	9/1/20	1,000	1,006
New York City NY GO	5.000%	8/1/21	2,000	2,187
New York City NY GO	5.000%	8/1/21	515	563
New York City NY GO	5.000%	8/1/21	1,545	1,689
New York City NY GO	5.000%	8/1/22	1,290	1,442
New York City NY GO	5.000%	8/1/22	500	559
New York City NY GO	5.000%	10/1/22	500	548
New York City NY GO	5.000%	8/1/23	400	446
New York City NY GO	5.000%	8/1/23	1,505	1,714
New York City NY GO	5.000%	8/1/24	1,000	1,157
New York City NY GO	5.250%	8/15/24	460	462
New York City NY GO	5.000%	8/1/25	1,000	1,168
New York City NY GO	5.000%	8/1/25	770	844
New York City NY GO	5.000%	8/1/25	1,055	1,233
New York City NY GO	5.000%	8/1/26	500	554
New York City NY GO	5.000%	8/1/26	1,000	1,119
New York City NY GO	5.000%	8/15/26	475	477
New York City NY GO	5.000%	8/1/28	400	426
New York City NY GO	5.625%	4/1/29	25	26
New York City NY GO	5.000%	5/15/29	15	15
New York City NY GO	5.000%	8/1/30	1,000	1,124
New York City NY GO	5.000%	3/1/31	1,340	1,491

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/31	365	396
New York City NY GO	5.000%	12/1/32	1,755	2,037
New York City NY GO	5.000%	12/1/33	1,515	1,751
New York City NY GO	5.000%	12/1/35	1,000	1,148
New York City NY GO VRDO	1.530%	7/2/18	50	50
New York City NY GO VRDO	1.550%	7/2/18 LOC	3,150	3,150
New York City NY GO VRDO	1.590%	7/2/18	7,200	7,200
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	1,500	1,577
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	575	602
New York City NY Housing Development
Corp. Multi-Family Housing Revenue	5.250%	7/1/29	1,000	1,112
New York City NY Housing Development
Corp. Multi-Family Housing Revenue	3.700%	11/1/38	2,000	2,009
New York City NY Housing Development
Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26	1,000	1,006
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	1,250	1,456
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	500	516
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	500	529
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	500	542
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	2,900	3,341
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/33	1,000	1,192
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	2,000	2,275
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	2,000	2,338
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.550%	7/2/18	6,200	6,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.550%	7/2/18	3,500	3,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.550%	7/2/18	200	200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.590%	7/2/18	8,250	8,250
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/24	550	611
New York City NY Transitional Finance
Authority Building Aid Revenue	5.250%	1/15/25	500	510
New York City NY Transitional Finance
Authority Building Aid Revenue	5.250%	1/15/26	500	510
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/28	1,730	1,995

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance
Authority Building Aid Revenue	5.125%	1/15/29	1,070	1,090
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/29	2,000	2,296
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/30	1,000	1,148
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/32	250	275
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/19	1,100	1,123
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	2/1/21 (Prere.)	60	65
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/22	1,000	1,126
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/25	460	503
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/28	1,325	1,539
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/29	850	954
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/30	500	558
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	2/1/30	440	475
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/31	500	535
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/31	300	330
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/31	500	556
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/32	1,250	1,419
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/32	500	555
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/32	1,500	1,718
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/33	1,800	2,091
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/33	1,530	1,783
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/34	1,680	1,925
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/34	1,450	1,642
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/34	1,500	1,707
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/35	1,500	1,737
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/35	1,745	1,983
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	8/1/36	1,235	1,291
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/37	1,665	1,924

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance
Authority Future Tax Revenue VRDO	1.590%	7/2/18	1,500	1,500
New York City NY Trust for Cultural
Resources Revenue (Lincoln Center
for the Performing Arts Inc.)	5.000%	12/1/26	1,275	1,510
New York Liberty Development Corp.
Revenue	5.000%	11/15/31	1,090	1,187
New York Liberty Development Corp.
Revenue (7 World Trade Center Project)	5.000%	9/15/31	1,000	1,101
New York Liberty Development Corp.
Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	750	931
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/20	1,530	1,646
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/20 (Prere.)	500	541
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/21	230	253
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/21	1,000	1,100
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/21 (Prere.)	500	552
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/21 (14)	325	360
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/22 (Prere.)	820	927
New York Metropolitan Transportation
Authority Revenue	5.000%	5/15/23 (Prere.)	570	650
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/23	1,045	1,189
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/24	2,180	2,509
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/25	1,135	1,320
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/26	1,645	1,932
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/28	1,675	1,944
New York Metropolitan Transportation
Authority Revenue	4.000%	11/15/31	1,445	1,540
New York Metropolitan Transportation
Authority Revenue	4.000%	11/15/32	1,500	1,592
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/33	680	750
New York Metropolitan Transportation
Authority Revenue (Dedicated
Petroleum Tax)	5.250%	11/15/19 (Prere.)	600	630
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,500	1,596
New York Metropolitan Transportation
Authority Revenue (Hudson Yards
Development)	5.000%	11/15/46	2,000	2,070
New York Metropolitan Transportation
Authority Revenue (Hudson Yards
Development)	5.000%	11/15/51	3,250	3,456

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.500%	11/15/18	130	132
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.000%	11/15/21 (Prere.)	1,215	1,342
New York NY GO VRDO	1.590%	7/2/18	19,350	19,350
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/24 (2)	500	589
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/27 (2)	500	611
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	500	534
New York State Dormitory Authority Revenue	5.000%	10/1/20	75	78
New York State Dormitory Authority Revenue	4.000%	7/1/34	1,200	1,286
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	1.530%	7/7/18 LOC	2,960	2,960
New York State Dormitory Authority
Revenue (City University System)	5.000%	7/1/24	400	426
New York State Dormitory Authority
Revenue (Fordham University)	5.000%	7/1/18 (Prere.)	250	250
New York State Dormitory Authority
Revenue (Icahn School of Medicine
at Mount Sinai)	5.000%	7/1/28	1,000	1,135
New York State Dormitory Authority
Revenue (Icahn School of Medicine
at Mount Sinai)	5.000%	7/1/32	1,000	1,117
New York State Dormitory Authority
Revenue (Mount Sinai Hospital
Obligated Group)	5.000%	7/1/23	650	690
New York State Dormitory Authority
Revenue (New York University)	6.000%	7/1/19 (14)	500	522
New York State Dormitory Authority
Revenue (North Shore - Long Island
Jewish Obligated Group)	5.000%	5/1/21 (Prere.)	500	544
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	3/15/19 (Prere.)	200	205
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	2/15/22 (Prere.)	170	187
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	2/15/22 (Prere.)	160	176
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	2/15/23	830	917
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	2/15/24	840	925
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	2/15/25	1,500	1,746
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	12/15/26	520	583
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	2/15/27	2,045	2,436
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	2/15/29	1,000	1,171
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	3/15/30	2,000	2,256

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	3/15/32	500	546
New York State Dormitory Authority
Revenue (Personal Income Tax)	4.000%	2/15/33	1,975	2,110
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	2/15/33	300	327
New York State Dormitory Authority
Revenue (Personal Income Tax)	4.000%	2/15/34	1,905	2,023
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.000%	3/15/34	2,000	2,245
New York State Dormitory Authority
Revenue (Personal Income Tax)	4.000%	2/15/35	1,000	1,059
New York State Dormitory Authority
Revenue (School Districts Financing
Program)	5.000%	10/1/20	595	639
New York State Dormitory Authority
Revenue (School Districts Financing
Program)	5.000%	10/1/21 (4)	390	428
New York State Dormitory Authority
Revenue (Service Contract)	5.000%	7/1/22	500	517
New York State Dormitory Authority
Revenue (The New School)	5.250%	7/1/20 (Prere.)	500	534
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/21	1,135	1,232
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/24	975	1,124
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/25	1,270	1,483
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/32	1,480	1,729
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/33	1,720	1,994
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/35	1,420	1,616
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/36	1,170	1,349
New York State Energy Research &
Development Authority Pollution
Control Revenue (New York State
Electric & Gas Corp.)	3.500%	10/1/29	1,000	1,001
New York State Energy Research &
Development Authority Pollution
Control Revenue (Niagara Mohawk Corp.)	5.250%	7/10/18 (2)	1,095	1,095
New York State Environmental Facilities
Corp. Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/22	2,025	2,264
New York State Environmental Facilities
Corp. Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/24	365	388
New York State Environmental Facilities
Corp. Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/25	500	556
New York State Environmental Facilities
Corp. Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/34	1,500	1,754

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State GO	4.500%	2/1/19	500	509
New York State GO	5.000%	2/15/30	315	339
New York State Local Government
Assistance Corp. Revenue	5.000%	4/1/21	490	517
New York State Thruway Authority Revenue	5.000%	5/1/19	1,230	1,265
New York State Thruway Authority Revenue	5.000%	1/1/30	500	545
New York State Thruway Authority Revenue	5.000%	1/1/35	1,000	1,128
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/18 (Prere.)	500	505
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	513
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	529
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	500	547
New York State Urban Development
Corp. Revenue	5.000%	3/15/36	2,000	2,296
New York State Urban Development
Corp. Revenue	5.000%	3/15/37	2,000	2,294
New York State Urban Development
Corp. Revenue (Personal Income Tax)	5.000%	12/15/18 (ETM)	145	147
New York State Urban Development
Corp. Revenue (Personal Income Tax)	5.000%	12/15/18	355	361
New York State Urban Development
Corp. Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	530	598
New York State Urban Development
Corp. Revenue (Personal Income Tax)	5.000%	3/15/24	1,325	1,525
New York State Urban Development
Corp. Revenue (Personal Income Tax)	5.000%	3/15/25	2,145	2,501
New York State Urban Development
Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	2,000	2,283
New York State Urban Development
Corp. Revenue (Personal Income Tax)	5.000%	3/15/29	1,500	1,738
New York State Urban Development
Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	1,420	1,631
New York State Urban Development
Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,229
New York State Urban Development
Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	2,000	2,292
New York State Urban Development
Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,651
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/26	500	501
Port Authority of New York &
New Jersey Revenue	5.000%	9/1/26	1,805	2,076
Port Authority of New York &
New Jersey Revenue	5.000%	5/1/28	1,250	1,321
Port Authority of New York &
New Jersey Revenue	5.000%	10/15/29	1,015	1,178
Port Authority of New York &
New Jersey Revenue	5.000%	10/15/35	1,000	1,138
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/21	1,545	1,666
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,526

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tobacco Settlement Financing Corp.
New York Revenue	5.000%	6/1/29	1,270	1,430
Tobacco Settlement Financing Corp.
New York Revenue	5.000%	6/1/34	1,760	1,942
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/18 (Prere.)	305	309
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/23	1,500	1,725
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/25	195	198
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/34	2,000	2,290
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/34	1,900	2,202
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/36	1,000	1,154
Utility Debt Securitization Authority
New York Revenue	5.000%	12/15/33	1,600	1,812
Utility Debt Securitization Authority
New York Revenue	5.000%	12/15/34	1,000	1,150
Utility Debt Securitization Authority
New York Revenue	5.000%	12/15/35	1,945	2,231
4 Utility Debt Securitization Authority
New York Revenue	5.000%	12/15/36	2,450	2,803
Westchester County NY GO	5.000%	7/1/20 (ETM)	55	59
Westchester County NY GO	5.000%	7/1/20	435	464
Westchester County NY GO	5.000%	7/1/20 (ETM)	10	11
Westchester County NY Health Care
Corp. Revenue	5.000%	11/1/30	890	947
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	1,085	1,196
Westchester NY Tobacco Asset
Securitization Revenue	5.000%	6/1/28	1,400	1,605
Westchester NY Tobacco Asset
Securitization Revenue	5.000%	6/1/33	1,500	1,661
				310,038
North Carolina (0.4%)
Cary NC Combined Enterprise
System Revenue	5.000%	12/1/22 (Prere.)	330	371
Cary NC Combined Enterprise
System Revenue	5.000%	12/1/27	170	191
Cary NC Combined Utility
Systems Revenue	5.000%	12/1/29	400	482
Charlotte NC Airport Revenue	5.000%	7/1/25	2,050	2,394
Charlotte NC Water & Sewer
System Revenue	5.000%	12/1/20	235	253
Durham County NC GO	5.000%	4/1/20	685	725
Mecklenburg County NC Public Facilities
Corp. Revenue (Annual Appropriation)	5.000%	3/1/19 (Prere.)	500	512
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/34	1,000	1,140
North Carolina Capital Improvement Revenue	5.000%	5/1/19	555	571
North Carolina Capital Improvement Revenue	5.000%	5/1/20 (Prere.)	500	530

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
North Carolina GAN	5.000%	3/1/25	1,000	1,161
North Carolina GAN	5.000%	3/1/27	1,015	1,166
North Carolina GO	5.000%	3/1/20	275	290
North Carolina GO	4.000%	6/1/20	500	522
North Carolina GO	5.000%	5/1/22	250	279
North Carolina Medical Care Commission
Health Care Facilities Revenue
(Vidant Health)	5.000%	6/1/21	1,000	1,085
North Carolina Medical Care Commission
Health Care Facilities Revenue (WakeMed)	5.000%	10/1/27	1,000	1,104
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/24	600	663
North Carolina Municipal Power Agency
No. 1 Revenue (Catawba Electric)	5.000%	1/1/19 (Prere.)	355	361
North Carolina Municipal Power Agency
No. 1 Revenue (Catawba Electric)	5.000%	1/1/30	145	147
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/22 (Prere.)	180	201
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/24	320	357
Raleigh NC GO	5.000%	9/1/27	2,000	2,424
Wake County NC Limited Obligation Revenue	4.000%	12/1/19	680	703
				17,632
North Dakota (0.0%)
Grand Forks ND Health Care System Revenue
(Altru Health System Obligated Group)	5.000%	12/1/25	1,210	1,371

Ohio (1.8%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	1.640%	7/2/18 LOC	10,510	10,510
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/29	1,260	1,455
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/37	2,200	2,253
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/22 (Prere.)	570	632
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/26	1,000	1,154
Bowling Green State University Ohio Revenue	5.000%	6/1/26	250	290
Bowling Green State University Ohio Revenue	5.000%	6/1/27	250	292
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.250%	4/1/31	500	536
Butler County OH Hospital Facilities
Revenue (UC Health)	5.250%	11/1/20 (Prere.)	435	469
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/26	725	782
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/27	380	409
Cincinnati OH GO	4.000%	12/1/34	250	266
Columbus OH City School District GO	0.000%	12/1/29 (4)	1,000	691
Columbus OH GO	5.000%	7/1/25	535	595
Columbus OH GO	4.000%	8/15/26	1,730	1,902
Columbus OH Sewer Revenue	5.000%	6/1/30	1,500	1,743

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/25	510	574
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/32	1,000	1,092
Fairfield County OH Hospital Facilities
Revenue (Fairfield Medical Center)	5.125%	6/15/33	615	654
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/20	1,000	1,073
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/28	1,680	1,917
Franklin County OH Hospital Improvement
Revenue (Nationwide Children’s Hospital
Project)	5.000%	11/1/28	450	534
Franklin County OH Sales Tax Revenue	5.000%	6/1/27	895	1,075
Franklin County OH Sales Tax Revenue	5.000%	6/1/28	760	924
Greater Cleveland OH Regional Transit
Authority Sales Tax Revenue	5.000%	12/1/18	350	355
Hamilton County OH Hospital Facilities
Revenue (TriHealth Obligated Group)	5.000%	8/15/36	1,000	1,119
Hamilton County OH Hospital Facilities
Revenue (UC Health)	5.000%	2/1/21	200	214
Hamilton County OH Sales Tax Revenue	5.000%	12/1/27	1,915	2,279
Kent State University Ohio Revenue	5.000%	5/1/19 (Prere.)	460	473
Kent State University Ohio Revenue	5.000%	5/1/23 (12)	40	41
Lucas County OH Hospital Revenue
(ProMedica Healthcare Obligated Group)	5.000%	11/15/21 (Prere.)	180	198
Lucas County OH Hospital Revenue
(ProMedica Healthcare Obligated Group)	5.250%	11/15/21 (Prere.)	535	593
Lucas County OH Hospital Revenue
(ProMedica Healthcare Obligated Group)	5.000%	11/15/26	320	346
Lucas County OH Hospital Revenue
(ProMedica Healthcare Obligated Group)	5.250%	11/15/27	965	1,050
Miami Valley OH Career Technology
Center GO	5.000%	12/1/25	860	1,010
North Royalton OH City School District GO	5.000%	12/1/26	300	349
North Royalton OH City School District GO	5.000%	12/1/28	1,400	1,614
Ohio Building Authority Revenue
(Administration Building Fund)	5.000%	10/1/20	100	107
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building
Fund Projects)	5.000%	10/1/33	1,525	1,780
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building
Fund Projects)	5.000%	10/1/36	1,250	1,447
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	2/1/22	750	828
Ohio GO	5.000%	5/1/23	1,270	1,439
Ohio GO	5.000%	8/1/23	500	557
Ohio GO	5.000%	8/1/24	500	578
Ohio GO	5.000%	11/1/24	1,675	1,944
Ohio GO	5.000%	2/1/25	2,425	2,818
Ohio GO	5.000%	2/1/27	1,000	1,174
Ohio GO	5.000%	3/15/36	1,005	1,129

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Ohio Higher Education GO	5.000%	8/1/21	500	546
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/22	560	626
Ohio Hospital Revenue (Cleveland Clinic
Health System Obligated Group)	5.000%	1/1/28	500	599
Ohio Hospital Revenue (Cleveland Clinic
Health System Obligated Group)	5.000%	1/1/32	1,000	1,178
Ohio Major New State Infrastructure
Project Revenue	5.000%	12/15/25	2,280	2,674
Ohio Major New State Infrastructure
Project Revenue	5.000%	12/15/28	1,010	1,178
Ohio Revenue (Transportation Building
Fund Projects)	5.000%	4/1/26	875	1,026
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/20 (Prere.)	500	527
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/20 (14)	1,000	1,059
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	1,015	1,126
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35	1,280	1,480
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.250%	6/1/19	435	450
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/26	1,630	1,947
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/28	2,010	2,395
Penta Career Center Ohio COP	5.250%	4/1/23	125	138
Revere OH Local School District GO	5.000%	6/1/22 (Prere.)	1,000	1,115
Revere OH Local School District GO	5.000%	6/1/22 (Prere.)	665	741
Winton Woods City OH School District GO	5.000%	5/1/22 (Prere.)	550	612
Winton Woods City OH School District GO	5.000%	5/1/22 (Prere.)	255	284
Winton Woods City OH School District GO	5.000%	5/1/22 (Prere.)	250	278
Winton Woods City OH School District GO	5.000%	5/1/22 (Prere.)	260	289
Winton Woods City OH School District GO	5.000%	5/1/22 (Prere.)	250	278
				75,810
Oklahoma (0.2%)
Edmond OK Public Works Authority
Sales Tax & Utility System Revenue	4.000%	7/1/25	1,045	1,148
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/28	1,245	1,415
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/26	1,135	1,298
Oklahoma City OK GO	5.000%	3/1/24	525	568
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.000%	8/15/28	1,500	1,705
Oklahoma Turnpike Authority Revenue	5.000%	1/1/21 (Prere.)	300	324
Oklahoma Turnpike Authority Revenue	5.000%	1/1/37	2,000	2,267
Tulsa County OK Industrial Authority
Senior Living Community Revenue
(Montereau Inc.)	5.000%	11/15/23	280	309
University of Oklahoma Revenue	5.000%	7/1/31	475	513
				9,547

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Oregon (0.4%)
Clackamas County OR School District
No. 12 Sandy GO	5.000%	6/15/28	1,000	1,190
Clatsop County OR School District
No. 10 Seaside GO	5.000%	6/15/33	1,125	1,317
Deschutes & Jefferson Counties OR
School District No. 2J GO	0.000%	6/15/31	750	484
Multnomah County OR School District GO	5.000%	6/15/19	1,680	1,736
Oregon Department of Administrative
Services Lottery Revenue	5.250%	4/1/21 (Prere.)	430	469
Oregon Department of Administrative
Services Lottery Revenue	5.000%	4/1/25	1,380	1,587
Oregon Department of Administrative
Services Lottery Revenue	5.250%	4/1/31	70	76
Oregon Department of Administrative
Services Lottery Revenue	5.000%	4/1/35	2,330	2,707
Oregon Department of Transportation
Highway User Tax Revenue	5.000%	11/15/19	4,000	4,185
Oregon Facilities Authority Revenue
(Legacy Health Project)	5.000%	6/1/33	1,000	1,133
Oregon Facilities Authority Revenue
(Reed College Projects)	4.000%	7/1/31	450	488
Oregon Facilities Authority Revenue
(Reed College Projects)	4.000%	7/1/32	450	486
Oregon GO	5.000%	5/1/23	500	556
Washington County OR School District
No. 48J Beaverton GO	5.000%	6/15/36	1,000	1,160
				17,574
Pennsylvania (2.7%)
Allegheny County PA GO	4.000%	11/1/30	1,000	1,060
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.500%	3/1/21 (Prere.)	325	355
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	2.300%	2/1/21	465	467
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	475	494
9 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	1.600%	7/2/18 LOC	1,100	1,100
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	548
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/24	1,000	1,080
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/27	250	278
Allentown PA School District GO	5.000%	6/1/31 (15)	500	556
Berks County PA Industrial Development
Authority Health System Revenue
(Tower Health Project)	5.000%	11/1/25	1,855	2,120
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	530	590
Chester County PA GO	5.000%	11/15/22 (Prere.)	750	845

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Coatesville PA School District Building
Authority Lease Revenue	5.000%	12/1/26 (15)	335	360
Coatesville PA School District Building
Authority Lease Revenue	5.000%	12/1/27 (15)	365	391
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/26	500	570
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/29	1,000	1,078
Erie PA Sewer Authority Revenue	0.000%	12/1/25 (15)	1,250	989
Geisinger Authority Health System
Pennsylvania Revenue
(Geisinger Health System)	5.000%	6/1/20	650	691
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/29	1,185	1,344
Luzerne County PA Industrial Development
Authority Lease Revenue	5.000%	12/15/25 (4)	1,000	1,109
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19	500	511
Montgomery County PA Higher Education &
Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/22 (Prere.)	500	555
Montgomery County PA Industrial
Development Authority Health Services
Revenue (Albert Einstein Healthcare
Network)	5.000%	1/15/23	1,015	1,096
Montgomery County PA Industrial
Development Authority Health Services
Revenue (Albert Einstein Healthcare
Network)	5.000%	1/15/25	1,000	1,095
Montgomery County PA Industrial
Development Authority Pollution
Control Revenue (Exelon Generation
Co., LLC) PUT	2.550%	6/1/20	1,000	1,000
Montgomery County PA Industrial
Development Authority Retirement
Community Revenue (ACTS Retirement-
Life Communities Obligated Group)	5.000%	11/15/25	1,250	1,355
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.250%	8/15/18 (Prere.)	2,000	2,009
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.000%	8/15/25	1,265	1,449
Pennsylvania COP	5.000%	7/1/26	500	566
Pennsylvania COP	5.000%	7/1/27	500	570
Pennsylvania Economic Development
Financing Authority Health System
Revenue (Albert Einstein Healthcare
Network)	6.250%	10/15/19 (Prere.)	785	821
Pennsylvania Economic Development
Financing Authority Revenue
(UPMC Obligated Group)	5.000%	11/15/25	1,045	1,214

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Pennsylvania Economic Development
Financing Authority Revenue (UPMC
Obligated Group)	5.000%	3/15/29	1,020	1,173
Pennsylvania Economic Development
Financing Authority Revenue (UPMC
Obligated Group)	5.000%	11/15/30	1,510	1,748
Pennsylvania Economic Development
Financing Authority Unemployment
Compensation Revenue	5.000%	7/1/20	700	723
Pennsylvania Economic Development
Financing Authority Unemployment
Compensation Revenue	5.000%	1/1/21	1,330	1,352
Pennsylvania Economic Development
Financing Authority Water Facilities
Revenue (Aqua Pennsylvania Inc. Project)	5.000%	11/15/40	3,500	3,636
Pennsylvania GO	5.000%	4/15/19 (Prere.)	500	514
Pennsylvania GO	5.000%	7/1/20	545	577
Pennsylvania GO	5.375%	7/1/21	500	546
Pennsylvania GO	5.000%	11/15/21 (Prere.)	500	551
Pennsylvania GO	5.000%	8/15/23	2,000	2,243
Pennsylvania GO	5.000%	1/1/24	1,500	1,688
Pennsylvania GO	5.000%	8/15/24	500	567
Pennsylvania GO	5.000%	1/1/26	3,295	3,768
Pennsylvania GO	5.000%	9/15/26	1,500	1,727
Pennsylvania GO	4.000%	8/15/30 (4)	1,000	1,047
Pennsylvania GO	5.000%	10/15/32	1,000	1,106
Pennsylvania GO	4.000%	3/1/33 (4)	1,110	1,163
Pennsylvania GO	4.000%	3/1/34 (4)	1,670	1,743
Pennsylvania GO	4.000%	3/1/37 (15)	1,000	1,037
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/19 (ETM)	740	762
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/24	200	214
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	500	541
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/19 (Prere.)	500	520
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	4.000%	8/15/36	1,295	1,350
Pennsylvania State University Revenue	5.000%	3/1/25	500	526
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/32	1,000	1,139
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/24	1,000	1,130
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/28	510	583
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	190	196
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	860	887
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	175	183
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	495	532
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,750	1,882
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	265	284

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	695	747
3 Pennsylvania Turnpike Commission Revenue	2.490%	12/1/21	1,315	1,335
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	170	177
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	1,980	2,246
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	1,285	1,497
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (4)	1,635	1,900
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,130	1,280
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	750	870
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	2,255	2,559
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,500	1,683
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,247
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	1,500	1,655
Philadelphia PA Airport Revenue	5.000%	6/15/23	1,120	1,186
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/24	1,015	1,160
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/27	1,000	1,147
Philadelphia PA Authority for Industrial
Development Revenue (The Children’s
Hospital of Philadelphia Project)	5.000%	7/1/32	750	876
Philadelphia PA Authority for Industrial
Development Revenue (Thomas
Jefferson University)	5.000%	9/1/37	345	387
Philadelphia PA Gas Works Revenue	5.000%	10/1/25	1,550	1,775
Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,000	1,152
Philadelphia PA Gas Works Revenue	5.000%	10/1/29	1,010	1,153
Philadelphia PA Gas Works Revenue	5.000%	8/1/36	1,300	1,466
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Temple University Health System
Obligated Group)	5.000%	7/1/25	1,000	1,110
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/19 (Prere.)	500	518
Philadelphia PA School District GO	5.000%	9/1/21	1,035	1,093
Philadelphia PA School District GO	5.250%	9/1/22	545	579
Philadelphia PA School District GO	5.000%	9/1/31	940	1,047
Philadelphia PA Water & Wastewater
Revenue	5.000%	8/1/20 (Prere.)	560	597
Philadelphia PA Water & Wastewater
Revenue	5.000%	7/1/26	1,000	1,141
Philadelphia PA Water & Wastewater
Revenue	5.000%	11/1/32	1,025	1,193
Philadelphia PA Water & Wastewater
Revenue	4.000%	7/1/35	1,110	1,152
Reading PA School District GO	5.000%	3/1/25 (4)	805	916
Saint Mary PA Hospital Authority Health
System Revenue (Trinity Health Corp.
Obligated Group)	5.000%	11/15/25	815	945
Saint Mary PA Hospital Authority Health
System Revenue (Trinity Health Corp.
Obligated Group)	5.000%	11/15/26	770	900
Snyder County PA Higher Education
Authority University Revenue
(Susquehanna University Project)	5.000%	1/1/27	1,135	1,287

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Southcentral Pennsylvania General
Authority Revenue (WellSpan
Health Obligated Group)	5.000%	6/1/34	1,085	1,196
St. Mary Hospital Authority Pennsylvania
Health System Revenue (Catholic Health
Initiatives)	5.000%	5/15/20 (Prere.)	1,000	1,061
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Allegheny County Project)	4.000%	6/15/29 (15)	1,075	1,137
State Public School Building Authority
Pennsylvania Lease Revenue (School
District of Philadelphia)	5.000%	6/1/24 (15)	1,535	1,724
State Public School Building Authority
Pennsylvania Lease Revenue (School
District of Philadelphia)	5.000%	6/1/26 (4)	1,650	1,885
University of Pittsburgh of the
Commonwealth System of Higher
Education Pennsylvania Revenue
(University Capital Project)	5.250%	9/15/19 (Prere.)	500	522
West Shore PA Area Authority Hospital
Revenue (Holy Spirit Hospital of the
Sisters of Christian Charity Project)	6.250%	1/1/21 (Prere.)	80	89
				114,494
Puerto Rico (0.1%)
Puerto Rico Electric Power
Authority Revenue	5.000%	7/1/21 (14)	500	504
Puerto Rico Highway & Transportation
Authority Revenue	5.250%	7/1/21 (13)(3)	500	543
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	1,000	1,233
				2,280
Rhode Island (0.1%)
Rhode Island Commerce Corp.
Airport Revenue	5.000%	7/1/30	500	566
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/25	500	576
Tobacco Settlement Financing Corp.
Rhode Island Revenue	2.250%	6/1/41	1,540	1,540
				2,682
South Carolina (0.5%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston
County School District, South Carolina
Project)	5.000%	12/1/23	590	673
Columbia SC Waterworks & Sewer
System Revenue	5.000%	2/1/27	250	275
Lexington County SC Health Services
District Inc. Hospital Revenue	5.000%	11/1/25	1,000	1,140
Lexington County SC Health Services
District Inc. Hospital Revenue	5.000%	11/1/34	1,500	1,670
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,000	1,134
Piedmont SC Municipal Power Agency
Revenue	0.000%	1/1/24 (14)	1,600	1,372

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/26	1,420	1,618
South Carolina Educational Facilities
Authority Revenue (Furman University)
VRDO	1.570%	7/2/18	1,000	1,000
South Carolina GO	5.000%	4/1/20	450	476
South Carolina Higher Education Revenue
(Clemson University)	5.000%	5/1/21	1,000	1,086
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23 (Prere.)	1,000	1,151
South Carolina Public Service Authority
Revenue	5.000%	1/1/19 (Prere.)	500	508
South Carolina Public Service Authority
Revenue	5.000%	12/1/26	1,140	1,269
South Carolina Public Service Authority
Revenue	5.000%	12/1/28	1,465	1,556
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	2,095	2,282
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	1,000	1,094
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	1,035	1,101
Sumter Two School Facilities Inc. South
Carolina Installment Purchase Revenue	5.000%	12/1/26 (15)	1,000	1,128
				20,533
South Dakota (0.1%)
Educational Enhancement Funding Corp.
South Dakota Tobacco Settlement Revenue	5.000%	6/1/25	2,000	2,200
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/32	1,020	1,170
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	4.000%	9/1/34	1,975	2,025
				5,395
Tennessee (1.0%)
Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,154
Chattanooga TN Health Educational &
Housing Facility Board Revenue
(Catholic Health Initiatives)	5.000%	1/1/33	1,500	1,593
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/27	1,035	1,140
Clarksville TN Public Building Authority
Revenue (Morristown) VRDO	1.660%	7/2/18 LOC	405	405
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/27	720	831
Knox County TN Health Educational &
Housing Facilities Board Hospital Facilities
Revenue (Covenant Healthcare)	5.000%	1/1/36	1,000	1,109
Memphis TN GO	5.000%	5/1/30	500	540
Memphis TN Water System Revenue	4.000%	12/1/34	575	615
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/35	865	1,010

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/21	625	665
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at
Green Hills)	5.000%	7/1/27	500	534
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer
Revenue	5.000%	7/1/20	600	638
Shelby County TN GO	5.000%	3/1/19	500	512
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	103
Shelby County TN GO	5.000%	4/1/19	400	410
4 Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	1.570%	7/2/18 (4)	10,815	10,815
Tennessee Energy Acquisition Corp.
Gas Revenue	5.250%	9/1/18	725	729
Tennessee Energy Acquisition Corp.
Gas Revenue	5.250%	9/1/22	1,835	2,036
Tennessee Energy Acquisition Corp.
Gas Revenue	5.000%	2/1/24	1,800	2,014
Tennessee Energy Acquisition Corp.
Gas Revenue	5.250%	9/1/24	900	1,023
Tennessee Energy Acquisition Corp.
Gas Revenue	5.000%	2/1/25	915	1,031
Tennessee Energy Acquisition Corp.
Gas Revenue	5.250%	9/1/26	1,035	1,198
Tennessee Energy Acquisition Corp.
Gas Revenue	5.000%	2/1/27	1,000	1,139
Tennessee Energy Acquisition Corp.
Gas Revenue PUT	4.000%	5/1/23	3,060	3,259
Tennessee GO	5.000%	8/1/20	625	668
Tennessee GO	5.000%	8/1/21	1,490	1,632
Tennessee GO	5.000%	8/1/22	1,475	1,654
Williamson County TN GO	4.000%	5/1/27	1,320	1,415
				39,872
Texas (5.5%)
Alamo TX Regional Mobility Authority
Revenue	5.000%	6/15/27	1,280	1,474
Arlington TX GO	5.000%	8/15/19	1,920	1,993
Arlington TX Special Tax Revenue	5.000%	2/15/27 (4)	400	471
Arlington TX Special Tax Revenue	5.000%	2/15/28 (4)	305	362
Arlington TX Special Tax Revenue	5.000%	2/15/32 (15)	1,140	1,310
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/25	500	566
Austin TX Airport System Revenue	5.000%	11/15/26	1,045	1,226
Austin TX Airport System Revenue	5.000%	11/15/32	1,170	1,350
Austin TX Community College District
Public Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,152
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/19 (Prere.)	65	68
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/19 (Prere.)	210	220

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21 (ETM)	500	550
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/37	1,000	1,149
Beaumont TX Independent School District GO	5.000%	2/15/20	3,345	3,522
Beaumont TX Independent School District GO	5.000%	2/15/21	3,570	3,853
Bexar County TX GO	5.000%	6/15/26	2,310	2,686
Bexar County TX GO	4.000%	6/15/34	1,000	1,049
Brownsville TX Utility System Revenue	4.000%	9/1/30	1,000	1,053
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20 (Prere.)	500	530
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/24	1,015	1,137
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	100	81
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	180	140
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/26	1,000	1,133
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/30	840	939
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	540	585
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/34	1,400	1,550
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	200	216
Cypress-Fairbanks TX Independent
School District GO	5.000%	2/15/25	500	538
Dallas County TX Utility & Reclamation
District GO	5.000%	2/15/28	2,040	2,414
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/18 (Prere.)	500	506
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/27	500	560
Dallas TX Independent School District GO	5.000%	2/15/23	485	524
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/21	1,090	1,197
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/21 (Prere.)	195	214
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/22	210	230
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/29	1,000	1,130
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25	450	485
Galveston County TX GO	4.000%	2/1/34	750	796
Garland TX Independent School District GO	5.000%	2/15/22	1,025	1,133
[10] Grand Parkway Transportation Corp.
Texas System Toll Revenue	0.000%	10/1/30	1,550	1,440
Grand Parkway Transportation Corp. TX BAN	5.000%	2/1/23	2,500	2,777
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/30	1,000	1,169
Harris County TX Flood Control District GO	5.250%	10/1/18	435	439

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Harris County TX GO	5.000%	10/1/21 (Prere.)	280	307
Harris County TX GO	5.000%	8/15/22	1,830	2,043
Harris County TX GO	5.000%	10/1/23	20	22
Harris County TX GO	5.000%	10/1/23	500	520
Harris County TX GO	5.000%	8/15/32	1,025	1,133
Harris County TX GO	5.000%	10/1/36	1,200	1,372
Harris County TX Sports Authority Revenue	5.000%	11/15/22	945	1,040
3 Harris County TX Toll Road Revenue	2.290%	8/15/18	1,000	1,001
Harris County TX Toll Road Revenue	5.000%	8/15/19 (Prere.)	500	519
Harris County TX Toll Road Revenue	5.000%	8/15/32	515	568
Hays County TX GO	5.000%	2/15/35	1,090	1,251
Highland Park TX Independent School
District GO	5.000%	2/15/19	1,000	1,022
Houston TX Airport System Revenue	5.000%	7/1/26	1,110	1,298
Houston TX GO	5.000%	3/1/19 (Prere.)	445	455
Houston TX GO	5.000%	3/1/20	55	56
Houston TX GO	5.000%	3/1/27	1,000	1,177
Houston TX GO	4.000%	3/1/35	1,500	1,581
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/24	1,070	1,222
Houston TX Independent School District GO	5.000%	2/15/19	1,200	1,226
Houston TX Independent School District GO	5.000%	2/15/20	1,105	1,164
Houston TX Utility System Revenue	5.000%	5/15/21	1,000	1,086
Houston TX Utility System Revenue	5.000%	5/15/25	1,160	1,330
Houston TX Utility System Revenue	5.000%	11/15/28 (4)	120	120
Houston TX Utility System Revenue	4.000%	11/15/31	1,000	1,064
Houston TX Utility System Revenue	5.000%	11/15/33	1,000	1,069
Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,135
3 Houston TX Utility System Revenue PUT	2.410%	5/1/20	1,000	1,007
Irving TX Independent School District GO	5.000%	2/15/21	1,500	1,620
Katy TX Independent School District GO	4.000%	2/15/27	275	293
Katy TX Independent School District GO	4.000%	2/15/28	375	399
Klein TX Independent School District GO	5.000%	8/1/34	1,200	1,382
Lake Travis TX Independent School District GO	5.000%	2/15/21 (Prere.)	500	541
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/25	1,265	1,472
Laredo TX Community College District GO	5.000%	8/1/25	1,000	1,140
Lone Star College System Texas GO	5.000%	8/15/19 (Prere.)	250	260
Lone Star College System Texas GO	5.000%	2/15/28	1,200	1,392
Lower Colorado River Authority Texas
Revenue	5.000%	5/15/19	1,525	1,570
Lower Colorado River Authority Texas
Revenue	5.500%	5/15/36	1,835	1,893
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/28	1,000	1,129
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/28	1,200	1,361
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/34	1,000	1,159
Lubbock TX GO	5.000%	2/15/23	500	552

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Mansfield TX Independent School District GO	5.000%	2/15/26	1,250	1,398
Mansfield TX Independent School District GO	4.000%	2/15/29	1,265	1,342
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.000%	2/15/24	350	372
New Hope TX Cultural Education Facilities
Finance Corp. First Mortgage Revenue
(Morningside Ministries Project)	6.250%	1/1/33	1,640	1,817
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/26	1,060	1,185
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/27	1,000	1,114
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/28	870	965
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/19	495	502
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/23	200	219
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/24	210	233
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/25	240	268
North East TX Independent School District GO	5.250%	2/1/22	580	646
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/30	2,390	2,666
North Texas Municipal Water District
Regional Wastewater System Revenue	5.000%	6/1/22	1,495	1,665
North Texas Municipal Water District
Regional Wastewater System Revenue	5.000%	6/1/23	1,555	1,762
North Texas Municipal Water District
Regional Wastewater System Revenue	4.000%	6/1/31	1,500	1,609
North Texas Municipal Water District
Water System Revenue	5.000%	9/1/22	1,645	1,842
North Texas Municipal Water District
Water System Revenue	5.000%	9/1/23	1,025	1,166
North Texas Tollway Authority System
Revenue	6.000%	1/1/19 (Prere.)	205	210
North Texas Tollway Authority System
Revenue	5.500%	9/1/21 (Prere.)	500	553
North Texas Tollway Authority System
Revenue	6.250%	2/1/23	1,650	1,752
North Texas Tollway Authority System
Revenue	5.000%	1/1/26	1,060	1,178
North Texas Tollway Authority System
Revenue	5.000%	1/1/27	2,290	2,587
North Texas Tollway Authority System
Revenue	6.000%	1/1/28	45	46

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
North Texas Tollway Authority System
Revenue	5.000%	1/1/29	1,125	1,281
North Texas Tollway Authority System
Revenue	5.000%	1/1/30	500	558
North Texas Tollway Authority System
Revenue	5.000%	1/1/32	1,790	2,008
North Texas Tollway Authority System
Revenue	4.000%	1/1/33	1,550	1,631
North Texas Tollway Authority System
Revenue	5.000%	1/1/33	1,500	1,677
North Texas Tollway Authority System
Revenue	5.000%	1/1/34	1,575	1,755
North Texas Tollway Authority System
Revenue	5.000%	1/1/35	1,000	1,112
North Texas Tollway Authority System
Revenue	4.000%	1/1/36	1,015	1,059
North Texas Tollway Authority System
Revenue	4.000%	1/1/37 (4)	1,500	1,560
North Texas Tollway Authority System
Revenue	5.000%	1/1/38	1,000	1,147
Northwest Independent School District
Texas GO	5.000%	2/15/26	1,000	1,158
Northwest Independent School District
Texas GO	5.000%	2/15/32	1,750	1,988
Pasadena TX GO	4.000%	2/15/28	1,000	1,075
Pearland TX GO	4.000%	3/1/32	1,000	1,066
Pearland TX GO	4.000%	3/1/33	360	382
Pearland TX Waterworks & Sewer System
Revenue	4.000%	9/1/32	240	256
Pearland TX Waterworks & Sewer System
Revenue	4.000%	9/1/33	340	361
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	500	519
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/19	210	217
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	500	510
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	500	540
San Antonio TX Electric & Gas Systems
Revenue	4.000%	2/1/34	1,230	1,296
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/36	1,000	1,150
San Antonio TX GO	5.000%	8/1/20	125	133
San Antonio TX GO	5.000%	2/1/22	1,000	1,080
San Antonio TX GO	5.000%	2/1/24	500	539
San Antonio TX GO	5.000%	2/1/26	1,000	1,162
San Antonio TX GO	4.000%	2/1/29	1,000	1,059
8 San Antonio TX Independent School
District GO	5.000%	8/15/29	1,295	1,496
8 San Antonio TX Independent School
District GO	5.000%	8/15/37	2,495	2,821
San Antonio TX Water Revenue	5.000%	5/15/34	1,000	1,152
San Antonio TX Water Revenue	5.000%	5/15/38	1,440	1,676

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Southwest Texas Higher Education
Authority Inc. Revenue (Southern
Methodist University Project)	4.000%	10/1/34	1,350	1,437
Spring Branch TX Independent School
District GO	5.000%	2/1/20	1,000	1,052
Spring TX Independent School District GO	5.000%	8/15/32	1,000	1,152
Spring TX Independent School District GO	5.000%	8/15/35	1,370	1,579
Sugar Land TX GO	5.000%	2/15/26	510	597
Sugar Land TX GO	5.000%	2/15/27	535	633
Tarrant County TX Cultural Education
Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.250%	10/1/31	1,000	1,122
Tarrant County TX Cultural Education
Facilities Finance Corp. Revenue
(CHRISTUS Health)	6.250%	7/1/28 (12)	375	384
Texas A&M University System Revenue
Board of Regents Revenue	5.000%	5/15/21	1,000	1,088
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/19 (Prere.)	500	515
Texas GO	5.000%	10/1/22	1,040	1,166
Texas GO	5.000%	10/1/24	1,065	1,234
Texas GO	5.000%	10/1/27	1,400	1,592
Texas GO	5.000%	10/1/28	1,330	1,510
Texas GO	5.000%	8/1/31	500	544
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.250%	12/15/21	365	400
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.000%	12/15/22	1,005	1,115
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.000%	12/15/23	380	421
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.250%	12/15/23	245	277
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.250%	12/15/24	580	662
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.000%	12/15/25	2,215	2,430
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.000%	12/15/28	1,335	1,452
Texas Municipal Power Agency Revenue	5.000%	9/1/27	520	555
Texas Public Finance Authority Revenue
(Texas Southern University)	5.000%	11/1/21 (15)	1,000	1,091
Texas State University System Financing
System Revenue	5.000%	3/15/32	1,590	1,848
Texas Tech University System Financing
System Revenue	5.000%	2/15/19 (Prere.)	500	511
Texas TRAN	4.000%	8/30/18	10,000	10,041
Texas Transportation Commission GO	5.000%	10/1/21	1,520	1,669
Texas Transportation Commission GO	5.000%	10/1/22	1,175	1,318
Texas Transportation Commission GO	5.000%	10/1/29	1,500	1,736
3 Texas Transportation Commission GO PUT	1.890%	10/1/18	1,500	1,500
Texas Transportation Commission
Mobility Fund GO	5.000%	10/1/34	1,390	1,629
Texas Transportation Commission Revenue	5.000%	4/1/21	1,545	1,675
Texas Transportation Commission Revenue	5.000%	4/1/23	1,855	2,098

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Texas Transportation Commission
Turnpike System Revenue	5.000%	8/15/33	525	573
Texas Transportation Commission
Turnpike System Revenue	5.000%	8/15/34	665	724
Texas Transportation Commission
Turnpike System Revenue	5.000%	8/15/37	2,330	2,567
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (ETM)	285	274
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (2)	525	503
Texas Water Development Board Revenue	5.000%	4/15/21	1,025	1,112
Texas Water Development Board Revenue	4.000%	10/15/32	1,000	1,078
Texas Water Development Board Revenue	4.000%	10/15/35	2,860	3,026
Texas Water Development Board Revenue	4.000%	10/15/35	1,770	1,863
Texas Water Financial Assistance GO	5.000%	8/1/18 (Prere.)	55	55
Texas Water Financial Assistance GO	5.000%	8/1/24	500	501
Texas Water Financial Assistance GO	5.000%	8/1/25	500	501
Texas Water Financial Assistance GO	5.000%	8/1/27	445	446
Travis TX GO	5.000%	3/1/27	1,545	1,804
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/27	1,000	1,174
University of Houston Texas Revenue	4.000%	2/15/33	1,840	1,943
University of North Texas Revenue	5.000%	4/15/36	1,225	1,415
University of Texas Permanent University
Fund Revenue	5.000%	7/1/21	1,300	1,418
University of Texas Revenue	5.000%	8/15/29	4,570	5,214
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/19	325	337
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/20	1,000	1,069
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/21	500	548
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/23	1,110	1,267
West Travis County TX Public Utility
Agency Revenue	5.000%	8/15/27 (15)	1,115	1,316
West Travis County TX Public Utility
Agency Revenue	4.000%	8/15/32 (15)	250	264
Williamson County TX GO	5.000%	2/15/23	230	254
				229,668
Utah (0.4%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	500	539
Central Utah Water Conservancy District
Revenue	4.000%	10/1/32	1,000	1,082
Jordan Valley UT Water Conservancy
District Revenue	4.000%	10/1/32	750	805
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/30	1,355	1,597
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)	350	391
8 Utah County UT Hospital Revenue
(IHC Health Services)	5.000%	5/15/34	750	873
8 Utah County UT Hospital Revenue
(IHC Health Services)	5.000%	5/15/35	800	929
Utah GO	5.000%	7/1/19	615	636

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Utah GO	5.000%	7/1/21	1,300	1,421
Utah GO	5.000%	7/1/22	1,400	1,565
Utah GO	5.000%	7/1/23	3,500	3,995
Utah GO	5.000%	7/1/24	1,000	1,162
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,000	1,168
				16,163
Virginia (1.4%)
Arlington County VA GO	5.000%	8/1/23	600	671
Arlington County VA GO	5.000%	8/15/26	2,000	2,398
Chesapeake VA Toll Road Revenue	5.000%	7/15/21	500	533
Chesterfield County VA GO	5.000%	1/1/22	900	995
Fairfax County VA GO	5.000%	10/1/20	1,710	1,835
Fairfax County VA GO	5.000%	10/1/23	1,255	1,439
Fairfax County VA GO	4.000%	10/1/32	1,415	1,547
Fairfax County VA Public Improvement GO	5.000%	4/1/21	300	326
Fairfax County VA Sewer Revenue	4.000%	7/15/21	1,790	1,905
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	500	555
Norfolk VA Economic Development
Authority Hospital Facilities Revenue
(Sentara Healthcare) PUT	5.000%	11/1/28	1,000	1,197
Norfolk VA GO	5.000%	10/1/20	775	830
Norfolk VA GO	5.000%	8/1/21	2,040	2,235
Norfolk VA GO	5.000%	9/1/29	1,395	1,621
Norfolk VA GO	5.000%	9/1/30	1,090	1,265
Norfolk VA GO	5.000%	9/1/32	1,345	1,558
Norfolk VA Water Revenue	5.000%	5/1/22 (Prere.)	495	551
Norfolk VA Water Revenue	5.000%	11/1/31	5	6
Norfolk VA Water Revenue	5.000%	11/1/34	1,155	1,357
Richmond VA GO	5.000%	3/1/25	1,650	1,926
Richmond VA Public Utility Revenue	5.000%	1/15/28	1,000	1,169
Roanoke VA Economic Development
Authority Hospital Revenue
(Carilion Clinic Obligated Group)	5.000%	7/1/30	500	543
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/24	750	842
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	1,000	1,080
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/34	1,900	2,021
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	1,570	1,632
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	355	397
Virginia Commonwealth Transportation
Board Revenue	5.000%	9/15/21	2,410	2,646
Virginia Commonwealth Transportation
Board Revenue	5.000%	5/15/26	1,255	1,483
Virginia Commonwealth Transportation
Board Revenue	5.000%	3/15/27	2,080	2,479

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Virginia Commonwealth Transportation
Board Revenue	4.000%	5/15/35	1,280	1,355
Virginia Commonwealth Transportation
Board Revenue	4.000%	5/15/35	1,750	1,851
Virginia Commonwealth Transportation
Board Revenue	4.000%	5/15/36	1,695	1,788
Virginia Public Building Authority Public
Facilities Revenue	5.000%	8/1/19	1,495	1,550
Virginia Public Building Authority Public
Facilities Revenue	5.000%	8/1/24	1,250	1,446
Virginia Public School Authority Revenue	5.000%	8/1/19	500	518
Virginia Public School Authority Revenue	5.000%	3/1/20	3,700	3,903
Virginia Public School Authority Revenue	4.000%	8/1/20	1,700	1,779
Virginia Public School Authority Revenue	5.000%	8/1/26	1,500	1,780
Virginia Public School Authority Revenue	5.000%	8/1/29	1,500	1,768
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/21	1,055	1,147
				57,927
Washington (1.1%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/26	750	895
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/20	500	532
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/31	1,200	1,374
Energy Northwest Washington Electric
Revenue (Project No. 1)	5.000%	7/1/21	1,355	1,478
King County WA GO	5.000%	1/1/19	150	153
King County WA GO	5.000%	7/1/20	1,250	1,332
King County WA GO	5.000%	1/1/24	500	550
King County WA GO	4.000%	12/1/32	1,500	1,602
King County WA Sewer Revenue	5.000%	1/1/20	1,000	1,050
Kitsap County WA School District No. 401 GO	4.000%	12/1/33	755	808
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,000	1,096
Northwest Energy Washington Electric
Revenue (Bonneville Power Administration)	5.000%	7/1/28	2,550	2,823
Pierce County School District No. 3
Puyallup GO	5.000%	12/1/25	1,000	1,121
Pierce County WA School District
No. 402 GO	4.000%	12/1/33	1,840	1,970
Port of Seattle WA Revenue	5.000%	8/1/29	250	274
Seattle WA GO	5.000%	6/1/21	1,000	1,089
University of Washington Revenue	5.000%	4/1/31	335	361
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/18 (Prere.)	425	425
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	375	408
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,000	1,151
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	1,500	1,602
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/25	1,090	1,261
Washington GO	5.000%	7/1/18	675	675
Washington GO	5.000%	7/1/18 (Prere.)	500	500
Washington GO	5.000%	8/1/19 (Prere.)	500	518

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Washington GO	0.000%	6/1/20 (14)	500	482
Washington GO	5.000%	7/1/20	1,000	1,064
Washington GO	5.000%	2/1/22 (Prere.)	500	554
Washington GO	5.000%	7/1/22	1,390	1,552
Washington GO	5.000%	7/1/23	1,000	1,138
Washington GO	5.000%	7/1/25	560	621
Washington GO	5.000%	7/1/25	1,500	1,727
Washington GO	4.000%	7/1/27	2,425	2,571
Washington GO	5.000%	8/1/27	1,000	1,163
Washington GO	5.000%	8/1/27	1,160	1,384
Washington GO	5.000%	8/1/30	1,585	1,868
Washington GO	5.000%	8/1/31	1,970	2,319
Washington GO	5.000%	8/1/39	1,590	1,814
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/30	1,760	1,939
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/32	1,000	1,163
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	880	971
Washington State University General Revenue	5.000%	10/1/31	500	543
				47,921
West Virginia (0.2%)
West Virginia Economic Development
Authority Lottery Revenue	5.000%	6/15/29	1,180	1,378
West Virginia Economic Development
Authority Lottery Revenue	4.000%	6/15/37	1,545	1,611
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/37	1,315	1,498
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area
Medical Center Inc.)	5.125%	9/1/23	1,055	1,088
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area
Medical Center Inc.)	5.625%	9/1/32	3,140	3,254
				8,829
Wisconsin (0.8%)
Madison WI Area Technical College GO	4.000%	3/1/25	1,835	2,022
Milwaukee WI GO	4.000%	3/15/20	1,000	1,039
Wisconsin General Fund Annual
Appropriation Revenue	5.625%	5/1/19 (Prere.)	45	46
Wisconsin General Fund Annual
Appropriation Revenue	5.625%	5/1/28	415	429
Wisconsin GO	5.000%	5/1/19	1,335	1,374
Wisconsin GO	5.000%	11/1/19	1,250	1,307
Wisconsin GO	5.000%	5/1/20	1,000	1,060
Wisconsin GO	5.000%	5/1/21 (ETM)	15	16
Wisconsin GO	5.000%	5/1/21	760	827
Wisconsin GO	5.000%	5/1/22 (Prere.)	35	39
Wisconsin GO	5.000%	11/1/23	2,405	2,759
Wisconsin GO	5.000%	5/1/24	500	554
Wisconsin GO	5.000%	5/1/26	2,210	2,444
Wisconsin GO	5.000%	5/1/36	2,000	2,266

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/31	1,065	1,208
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health
Alliance Credit Group)	4.000%	11/15/33	2,000	2,074
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health
Alliance Credit Group)	4.000%	11/15/34	1,500	1,547
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health
Alliance Credit Group)	5.000%	11/15/36	1,895	2,145
Wisconsin Health & Educational Facilities
Authority Revenue (Aspirus, Inc.
Obligated Group)	5.000%	8/15/25	1,670	1,873
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/23	1,150	1,239
Wisconsin Health & Educational Facilities
Authority Revenue (Children’s Hospital
of Wisconsin Inc.)	4.000%	8/15/31	1,010	1,069
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	500	550
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/30	1,075	1,211
Wisconsin Public Power System Power
Supply System Revenue	5.000%	7/1/32	500	556
Wisconsin Transportation Revenue	5.000%	7/1/22 (Prere.)	115	128
Wisconsin Transportation Revenue	5.000%	7/1/23	385	430
Wisconsin Transportation Revenue	5.000%	7/1/31	1,285	1,517
Wisconsin Transportation Revenue	5.000%	7/1/33	2,755	3,120
				34,849
Wyoming (0.0%)
Wyoming Municipal Power Agency
Power Supply Revenue	5.000%	1/1/34 (15)	1,000	1,126
Total Tax-Exempt Municipal Bonds (Cost $2,186,378)				2,206,565
Temporary Cash Investment (0.0%)[1]
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill (Cost $149)	2.034%	11/15/18	150	149
Total Investments (100.1%) (Cost $3,263,774)				4,192,467

Tax-Managed Balanced Fund

Amount
($000)
Other Assets and Liabilities (-0.1%)
Other Assets
Investment in Vanguard	220
Receivables for Investment Securities Sold	575
Receivables for Accrued Income	27,536
Receivables for Capital Shares Issued	2,593
Variation Margin Receivable—Futures Contracts	30
Other Assets	140
Total Other Assets	31,094
Liabilities
Payables for Investment Securities Purchased	(28,851)
Payables for Capital Shares Redeemed	(4,757)
Payables for Distributions	(8)
Payables to Vanguard	(1,197)
Variation Margin Payable—Futures Contracts	(36)
Total Liabilities	(34,849)
Net Assets (100%)
Applicable to 135,862,982 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,188,712
Net Asset Value Per Share	$30.83

At June 30, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	3,290,423
Overdistributed Net Investment Income	(661)
Accumulated Net Realized Losses	(29,530)
Unrealized Appreciation (Depreciation)
Investment Securities	928,693
Futures Contracts	(213)
Net Assets	4,188,712

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 47.6% and -0.2%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.
4 Securities with a value of $1,800,000 have been segregated as initial margin for open futures contracts.
5 5.000% coupon rate will be effective February 2023.
6 6.200% coupon rate will be effective January 2024.
7 4.000% coupon rate will be effective February 2021.
8 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2018.
9 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate value of these securities was $2,435,000, representing 0.1% of net assets.
10 5.050% coupon rate will be effective October 2023.
CVR—Contingent Value Rights.
A key to abbreviations and other references follows the Statement of Net Assets.

Tax-Managed Balanced Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Managed Balanced Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2018	546	115,658	42
E-mini S&P 500 Index	September 2018	73	9,934	(223)
5-Year U.S. Treasury Note	September 2018	50	5,681	—
				(181)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2018	(197)	(25,262)	(36)
10-Year U.S. Treasury Note	September 2018	(125)	(15,023)	1
30-Year U.S. Treasury Bond	September 2018	(50)	(7,250)	—
Ultra Long U.S. Treasury Bond	September 2018	(11)	(1,755)	3
				(32)
				(213)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Statement of Operations

Six Months Ended
June 30, 2018
($000)
Investment Income
Income
Dividends	15,895
Interest	28,102
Total Income	43,997
Expenses
The Vanguard Group—Note B
Investment Advisory Services	195
Management and Administrative	1,444
Marketing and Distribution	144
Custodian Fees	9
Shareholders’ Reports	19
Trustees’ Fees and Expenses	1
Total Expenses	1,812
Net Investment Income	42,185
Realized Net Gain (Loss)
Investment Securities Sold	3,107
Futures Contracts	(431)
Realized Net Gain (Loss)	2,676
Change in Unrealized Appreciation (Depreciation)
Investment Securities	9,782
Futures Contracts	37
Change in Unrealized Appreciation (Depreciation)	9,819
Net Increase (Decrease) in Net Assets Resulting from Operations	54,680

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	42,185	74,359
Realized Net Gain (Loss)	2,676	7,097
Change in Unrealized Appreciation (Depreciation)	9,819	333,935
Net Increase (Decrease) in Net Assets Resulting from Operations	54,680	415,391
Distributions
Net Investment Income	(41,776)	(74,412)
Realized Capital Gain	—	—
Total Distributions	(41,776)	(74,412)
Capital Share Transactions
Issued	455,326	831,144
Issued in Lieu of Cash Distributions	34,499	62,220
Redeemed	(244,337)	(399,561)
Net Increase (Decrease) from Capital Share Transactions	245,488	493,803
Total Increase (Decrease)	258,392	834,782
Net Assets
Beginning of Period	3,930,320	3,095,538
End of Period[1]	4,188,712	3,930,320

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($661,000) and ($1,087,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$30.73	$27.85	$26.86	$26.79	$24.90	$22.25
Investment Operations
Net Investment Income	. 320[1]	.622[1]	.595	.557	.547	.517
Net Realized and Unrealized Gain (Loss)
on Investments	.094	2.871	.989	.067	1.879	2.647
Total from Investment Operations	.414	3.493	1.584	.624	2.426	3.164
Distributions
Dividends from Net Investment Income[2]	(. 314)	(. 613)	(. 594)	(. 554)	(. 536)	(. 514)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.314)	(.613)	(.594)	(.554)	(.536)	(.514)
Net Asset Value, End of Period	$30.83	$30.73	$27.85	$26.86	$26.79	$24.90

Total Return [3]	1.35%	12.64%	5.94%	2.35%	9.81%	14.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,189	$3,930	$3,096	$2,478	$1,911	$1,401
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.11%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.11%	2.11%	2.20%	2.11%	2.15%	2.21%
Portfolio Turnover Rate	9% [4]	9% [4]	11%[4]	9%	8%	9%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 For tax purposes, nontaxable dividends represent 64%, 61%, 57%, 62%, 64%, and 63% of dividends from net investment income.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Notes to Financial Statements

Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds and stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2018, the fund’s average investments in long and short futures contracts represented 3% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Tax-Managed Balanced Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and for the period ended June 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements. 4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2018, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2018, the fund had contributed to Vanguard capital in the amount of $220,000, representing 0.01% of the fund’s net assets and 0.09% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Tax-Managed Balanced Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,985,721	—	32
Tax-Exempt Municipal Bonds	—	2,206,565	—
Temporary Cash Investments	—	149	—
Futures Contracts—Assets[1]	30	—	—
Futures Contracts—Liabilities[1]	(36)	—	—
Total	1,985,715	2,206,714	32
1 Represents variation margin on the last day of the reporting period.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2018, the fund realized $7,659,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2017, the fund had available capital losses totaling $24,797,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2018, the cost of investment securities for tax purposes was $3,263,774,000. Net unrealized appreciation of investment securities for tax purposes was $928,693,000, consisting of unrealized gains of $947,858,000 on securities that had risen in value since their purchase and $19,165,000 in unrealized losses on securities that had fallen in value since their purchase.

Tax-Managed Balanced Fund

E. During the six months ended June 30, 2018, the fund purchased $445,618,000 of investment securities and sold $195,674,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales include $0 and $12,680,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2018, such purchases and sales were $67,509,000 and $53,071,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F. Capital shares issued and redeemed were:
	Six Months Ended	Year Ended
	June 30, 2018	December 31, 2017
	Shares	Shares
	(000)	(000)
Issued	14,751	28,279
Issued in Lieu of Cash Distributions	1,124	2,096
Redeemed	(7,926)	(13,595)
Net Increase (Decrease) in Shares Outstanding	7,949	16,780

G. Management has determined that no events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in these financial statements.

Tax-Managed Capital Appreciation Fund

Fund Profile
As of June 30, 2018

Share-Class Characteristics
	Admiral	Institutional
	Shares	Shares
Ticker Symbol	VTCLX	VTCIX
Expense Ratio[1]	0.09%	0.06%
30-Day SEC Yield	1.65%	1.68%

Portfolio Characteristics
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	FA Index
Number of Stocks	790	988	3,779
Median Market Cap	$78.6B	$83.3B	$64.0B
Price/Earnings Ratio	21.0x	20.9x	20.7x
Price/Book Ratio	3.2x	3.1x	3.0x
Return on Equity	15.9%	15.6%	15.0%
Earnings Growth Rate	8.4%	8.3%	8.3%
Dividend Yield	1.6%	1.8%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	5%	—	—
Short-Term Reserves	0.2%	—	—

Sector Diversification (% of equity exposure)
			DJ
		Russell U.S. Total
		1000	Market
	Fund	Index	FA Index
Consumer Discretionary	15.0%	14.3%	14.4%
Consumer Staples	5.7	5.8	5.5
Energy	6.0	6.2	6.1
Financial Services	20.7	20.6	21.0
Health Care	12.9	13.2	13.3
Materials & Processing	3.2	3.3	3.6
Other	0.0	0.0	0.2
Producer Durables	10.7	10.2	10.4
Technology	21.3	21.6	20.8
Utilities	4.5	4.8	4.7

Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided a RGS classification as of the effective reporting period.

Volatility Measures
		DJ
	Russell	U.S. Total
	1000	Market
	Index	FA Index
R-Squared	1.00	1.00
Beta	1.01	0.99

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer
	Technology	3.6%
Microsoft Corp.	Computer Services
	Software & Systems	2.8
Amazon.com Inc.	Diversified Retail	2.6
Alphabet Inc.	Computer Services
	Software & Systems	2.6
Facebook Inc.	Computer Services
	Software & Systems	1.7
JPMorgan Chase & Co.	Diversified Financial
	Services	1.4
Exxon Mobil Corp.	Oil: Integrated	1.3
Berkshire Hathaway Inc. Insurance: Multi-Line		1.3
Johnson & Johnson	Pharmaceuticals	1.2
Bank of America Corp.	Banks: Diversified	1.0
Top Ten		19.5%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 25, 2018, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2018, the annualized expense ratios were 0.09% for Admiral Shares and 0.06% for Institutional Shares.

Tax-Managed Capital Appreciation Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2007, Through June 30, 2018

Average Annual Total Returns: Periods Ended June 30, 2018
	Inception Date	One Year	Five Years	Ten Years
Admiral Shares	9/6/1994	14.75%	13.60%	10.27%
Institutional Shares	2/24/1999	14.78	13.64	10.32

See Financial Highlights for dividend and capital gains information.

Tax-Managed Capital Appreciation Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (15.0%)
*	Amazon.com Inc.	143,066	243,184
	Home Depot Inc.	426,841	83,277
	Walt Disney Co.	543,079	56,920
*	Netflix Inc.	142,777	55,887
	Comcast Corp. Class A	1,561,046	51,218
	McDonald’s Corp.	293,204	45,942
	Walmart Inc.	508,496	43,553
	NIKE Inc. Class B	469,426	37,404
	Costco Wholesale Corp.	171,409	35,821
*	Booking Holdings Inc.	17,315	35,099
	Lowe’s Cos. Inc.	352,215	33,661
	Starbucks Corp.	521,494	25,475
	Twenty-First Century Fox
	Inc. Class A	509,699	25,327
	Marriott International Inc.
	Class A	195,472	24,747
	TJX Cos. Inc.	207,969	19,794
	Ross Stores Inc.	212,609	18,019
*	eBay Inc.	474,446	17,203
*	Tesla Inc.	48,031	16,472
	Estee Lauder Cos. Inc.
	Class A	114,892	16,394
*	Charter Communications
	Inc. Class A	55,289	16,211
	General Motors Co.	380,523	14,993
*	O’Reilly Automotive Inc.	50,848	13,910
	Target Corp.	173,725	13,224
*	NVR Inc.	4,441	13,191
*	AutoZone Inc.	18,412	12,353
	Yum! Brands Inc.	157,482	12,318
	Sirius XM Holdings Inc.	1,757,788	11,900
*	CarMax Inc.	161,056	11,736
*	Dollar Tree Inc.	133,388	11,338
	Ford Motor Co.	1,007,636	11,155
	Royal Caribbean Cruises
	Ltd.	106,193	11,002

			Market
			Value•
		Shares	($000)
	PVH Corp.	71,631	10,725
*	Mohawk Industries Inc.	45,895	9,834
	DR Horton Inc.	237,046	9,719
	MGM Resorts
	International	333,521	9,682
*	Visteon Corp.	72,264	9,339
	CBS Corp. Class B	159,452	8,964
	Expedia Group Inc.	71,956	8,648
	Darden Restaurants Inc.	76,427	8,182
	Dollar General Corp.	78,106	7,701
	Gentex Corp.	332,257	7,649
	Las Vegas Sands Corp.	98,194	7,498
	Yum China Holdings Inc.	192,056	7,386
*	WABCO Holdings Inc.	61,936	7,248
	Advance Auto Parts Inc.	53,298	7,233
	Hyatt Hotels Corp.
	Class A	93,557	7,218
	Hasbro Inc.	76,942	7,102
	PulteGroup Inc.	246,254	7,080
	Lennar Corp. Class A	133,097	6,988
	BorgWarner Inc.	159,529	6,885
	Interpublic Group of Cos.
	Inc.	289,691	6,790
	VF Corp.	81,858	6,673
	Fortune Brands Home &
	Security Inc.	122,301	6,566
	Lear Corp.	34,743	6,456
	Kohl’s Corp.	83,594	6,094
*	Discovery
	Communications Inc.	237,582	6,058
	Hilton Worldwide
	Holdings Inc.	73,765	5,839
*	Qurate Retail Group Inc.
	QVC Group Class A	260,906	5,536
	Hanesbrands Inc.	249,536	5,495
	Macy’s Inc.	140,309	5,252
	Gap Inc.	153,146	4,960
*	AutoNation Inc.	101,113	4,912

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Goodyear Tire & Rubber
	Co.	206,726	4,815
	Toll Brothers Inc.	124,640	4,610
	Brinker International Inc.	96,341	4,586
	Carnival Corp.	77,458	4,439
	Harley-Davidson Inc.	105,366	4,434
*	Liberty Media Corp-
	Liberty SiriusXM Class C	96,091	4,359
	Wynn Resorts Ltd.	25,598	4,284
*	TripAdvisor Inc.	76,580	4,266
	Omnicom Group Inc.	55,364	4,223
*	Norwegian Cruise Line
	Holdings Ltd.	84,384	3,987
	Aptiv plc	42,886	3,930
*	Tempur Sealy
	International Inc.	81,525	3,917
	Vail Resorts Inc.	14,200	3,893
	KAR Auction Services Inc.	70,720	3,875
	Foot Locker Inc.	73,370	3,863
	Viacom Inc. Class B	126,282	3,809
	John Wiley & Sons Inc.
	Class A	59,277	3,699
	Ralph Lauren Corp.
	Class A	29,319	3,686
*	Madison Square Garden
	Co. Class A	11,345	3,519
	Mattel Inc.	205,900	3,381
*	Lululemon Athletica Inc.	26,932	3,362
*	AMC Networks Inc.
	Class A	46,861	2,915
*	Liberty Media Corp-
	Liberty SiriusXM Class A	64,260	2,895
	News Corp. Class A	174,498	2,705
	Best Buy Co. Inc.	33,836	2,523
*	ServiceMaster Global
	Holdings Inc.	41,865	2,490
*	GCI Liberty Inc. Class A	52,958	2,387
*	Bright Horizons Family
	Solutions Inc.	22,361	2,292
*	Liberty Media Corp-
	Liberty Formula One
	Class C	58,676	2,179
*	Burlington Stores Inc.	14,225	2,141
	Nordstrom Inc.	40,966	2,121
*	LKQ Corp.	65,922	2,103
	Polaris Industries Inc.	16,126	1,970
*	Urban Outfitters Inc.	43,633	1,944
*	Ulta Beauty Inc.	7,966	1,860
	Tapestry Inc.	37,840	1,767
*	Liberty Broadband Corp.	20,829	1,577
*	Michael Kors Holdings
	Ltd.	23,118	1,540
*	Live Nation
	Entertainment Inc.	31,370	1,524

			Market
			Value•
		Shares	($000)
	Coty Inc. Class A	104,540	1,474
*	Under Armour Inc.	69,667	1,469
*	Hilton Grand Vacations Inc.	41,946	1,456
	H&R Block Inc.	60,500	1,378
	Adient plc	27,670	1,361
*	Vista Outdoor Inc.	84,739	1,313
	Domino’s Pizza Inc.	4,400	1,242
	AMERCO	3,328	1,185
	Tractor Supply Co.	15,300	1,170
*	Michaels Cos. Inc.	60,077	1,152
*	Floor & Decor Holdings
	Inc. Class A	22,111	1,091
	Genuine Parts Co.	11,833	1,086
*	Chipotle Mexican Grill
	Inc. Class A	2,385	1,029
*	Liberty Broadband Corp.
	Class A	13,284	1,005
*	Sally Beauty Holdings Inc.	61,670	989
*	Wayfair Inc.	8,312	987
*	Under Armour Inc.
	Class A	41,850	941
*	Murphy USA Inc.	12,459	926
*	Liberty Media Corp-
	Liberty Formula One
	Class A	20,944	740
*	Discovery
	Communications Inc.
	Class A	25,838	711
	Tribune Media Co. Class A	17,100	654
*	Liberty Expedia Holdings
	Inc. Class A	14,701	646
*	Skechers U. S. A. Inc.
	Class A	20,508	615
*	Pandora Media Inc.	62,700	494
	Graham Holdings Co.
	Class B	821	481
	Pool Corp.	3,100	470
	Lennar Corp. Class B	10,973	468
*	DISH Network Corp.
	Class A	13,445	452
	Delphi Technologies plc	8,400	382
	Lions Gate Entertainment
	Corp. Class A	10,000	248
	Lions Gate Entertainment
	Corp. Class B	7,954	187
			1,416,112
Consumer Staples (5.7%)
	Procter & Gamble Co.	867,516	67,718
	Coca-Cola Co.	1,226,086	53,776
	PepsiCo Inc.	468,488	51,004
	Philip Morris
	International Inc.	497,691	40,184
	Altria Group Inc.	616,249	34,997

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Mondelez International
	Inc. Class A	606,907	24,883
	CVS Health Corp.	385,254	24,791
	Colgate-Palmolive Co.	347,747	22,537
	Constellation Brands Inc.
	Class A	87,118	19,067
	Walgreens Boots Alliance
	Inc.	308,245	18,499
*	Monster Beverage Corp.	279,036	15,989
	Dr Pepper Snapple Group Inc.112,988		13,785
	Kroger Co.	429,839	12,229
	Tyson Foods Inc. Class A	169,214	11,650
	Archer-Daniels-Midland
	Co.	250,466	11,479
	Brown-Forman Corp.
	Class B	214,961	10,535
	McCormick & Co. Inc.	84,266	9,782
	Clorox Co.	71,982	9,736
	Church & Dwight Co. Inc.	165,836	8,816
	Hormel Foods Corp.	209,953	7,812
	Hershey Co.	75,767	7,051
	Ingredion Inc.	62,084	6,873
	Kraft Heinz Co.	105,916	6,654
	Kimberly-Clark Corp.	56,621	5,964
	JM Smucker Co.	52,296	5,621
	Molson Coors Brewing Co.
	Class B	71,712	4,879
	Energizer Holdings Inc.	69,910	4,402
	General Mills Inc.	96,867	4,287
	Campbell Soup Co.	96,545	3,914
*	Edgewell Personal Care Co.	57,375	2,895
	Kellogg Co.	37,138	2,595
*	Herbalife Nutrition Ltd.	42,366	2,276
	Sysco Corp.	32,798	2,240
*	US Foods Holding Corp.	48,334	1,828
	Bunge Ltd.	25,561	1,782
	Lamb Weston Holdings
	Inc.	16,896	1,158
*	Post Holdings Inc.	12,789	1,100
	Conagra Brands Inc.	28,338	1,013
*	Sprouts Farmers Market
	Inc.	39,424	870
*	Pilgrim’s Pride Corp.	32,903	662
*	Hain Celestial Group Inc.	15,831	472
*	TreeHouse Foods Inc.	8,594	451
	Seaboard Corp.	1	4
			538,260
Energy (6.0%)
	Exxon Mobil Corp.	1,540,428	127,440
	Chevron Corp.	677,190	85,617
	ConocoPhillips	479,468	33,381
	EOG Resources Inc.	230,208	28,645
	Phillips 66	211,801	23,787

			Market
			Value•
		Shares	($000)
	Occidental Petroleum
	Corp.	257,219	21,524
	Valero Energy Corp.	175,202	19,418
	Halliburton Co.	420,274	18,938
	Anadarko Petroleum
	Corp.	215,036	15,751
	Pioneer Natural
	Resources Co.	79,447	15,035
	Marathon Petroleum
	Corp.	163,733	11,487
*	Concho Resources Inc.	80,541	11,143
	Schlumberger Ltd.	157,006	10,524
*	Energen Corp.	134,620	9,803
*	Continental Resources
	Inc.	125,979	8,158
	Kinder Morgan Inc.	452,496	7,996
*	WPX Energy Inc.	424,070	7,646
	Cabot Oil & Gas Corp.	305,356	7,267
	Williams Cos. Inc.	250,389	6,788
	Andeavor	50,626	6,641
	Cimarex Energy Co.	64,840	6,597
	Hess Corp.	95,976	6,420
	Devon Energy Corp.	118,303	5,201
	Patterson-UTI Energy Inc.	286,601	5,159
*	Newfield Exploration Co.	158,465	4,794
	National Oilwell Varco Inc.	110,211	4,783
	EQT Corp.	81,962	4,523
	ONEOK Inc.	62,682	4,377
	Diamondback Energy Inc.	33,140	4,360
	Apache Corp.	90,668	4,239
*	Cheniere Energy Inc.	49,813	3,247
	Marathon Oil Corp.	152,192	3,175
	Noble Energy Inc.	88,564	3,125
*	QEP Resources Inc.	231,760	2,841
	Helmerich & Payne Inc.	38,700	2,467
	Baker Hughes a GE Co.	74,377	2,457
	HollyFrontier Corp.	35,326	2,417
*	RSP Permian Inc.	53,724	2,365
*	Whiting Petroleum Corp.	36,190	1,908
*	Transocean Ltd.	141,427	1,901
	CNX Resources Corp.	104,603	1,860
*	First Solar Inc.	31,475	1,657
*	Parsley Energy Inc.
	Class A	51,760	1,567
	Nabors Industries Ltd.	177,300	1,136
*	Chesapeake Energy Corp.	213,900	1,121
	Murphy Oil Corp.	30,680	1,036
	PBF Energy Inc. Class A	23,000	964
*	Kosmos Energy Ltd.	103,667	857
*	Centennial Resource
	Development Inc.
	Class A	46,574	841
*	Weatherford
	International plc	249,200	820

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Laredo Petroleum Inc.	74,503	717
	SM Energy Co.	25,195	647
*	Extraction Oil & Gas Inc.	31,419	462
*	Rowan Cos. plc Class A	28,388	460
	Range Resources Corp.	15,321	256
*	Antero Resources Corp.	11,945	255
*	Gulfport Energy Corp.	5,765	72
*	Apergy Corp.	900	38
			568,111
Financial Services (20.7%)
	JPMorgan Chase & Co.	1,227,064	127,860
*	Berkshire Hathaway Inc.
	Class B	677,978	126,545
	Bank of America Corp.	3,444,090	97,089
	Wells Fargo & Co.	1,614,525	89,509
	Visa Inc. Class A	675,726	89,500
	Mastercard Inc. Class A	361,958	71,132
	Citigroup Inc.	1,015,354	67,948
*	PayPal Holdings Inc.	522,713	43,526
	Goldman Sachs Group
	Inc.	150,645	33,228
	American Express Co.	293,734	28,786
	S&P Global Inc.	127,785	26,054
	Charles Schwab Corp.	509,141	26,017
	American Tower Corp.	175,528	25,306
	Morgan Stanley	519,105	24,606
	American International
	Group Inc.	463,732	24,587
*	Fiserv Inc.	285,671	21,165
*	E*TRADE Financial Corp.	333,759	20,413
	Simon Property Group
	Inc.	119,752	20,381
	US Bancorp	407,005	20,358
	Intercontinental
	Exchange Inc.	258,153	18,987
	Aon plc	129,334	17,741
	Progressive Corp.	271,929	16,085
	Crown Castle
	International Corp.	148,457	16,007
*	SBA Communications
	Corp. Class A	94,403	15,588
	SunTrust Banks Inc.	233,976	15,447
	State Street Corp.	164,607	15,323
	Aflac Inc.	350,936	15,097
	MSCI Inc. Class A	90,766	15,015
	Equinix Inc.	33,781	14,522
	Fidelity National
	Information Services Inc.	136,705	14,495
	Prudential Financial Inc.	152,753	14,284
	Global Payments Inc.	123,015	13,715
	Discover Financial
	Services	192,833	13,577
	Public Storage	57,988	13,155
*	CBRE Group Inc. Class A	273,629	13,063

	CME Group Inc.	78,029	12,791
	Moody’s Corp.	73,745	12,578
	Ameriprise Financial Inc.	88,196	12,337
	Travelers Cos. Inc.	100,625	12,310
	Total System Services
	Inc.	138,659	11,719
	MetLife Inc.	262,212	11,432
	PNC Financial Services
	Group Inc.	84,483	11,414
*	Markel Corp.	10,305	11,174
	T. Rowe Price Group Inc.	95,336	11,068
	Zions Bancorporation	205,581	10,832
	Capital One Financial
	Corp.	117,695	10,816
	AvalonBay Communities
	Inc.	60,406	10,383
	TD Ameritrade Holding
	Corp.	187,573	10,273
	BlackRock Inc.	20,561	10,261
	Fifth Third Bancorp	356,371	10,228
	First Republic Bank	104,449	10,110
	Nasdaq Inc.	109,785	10,020
	Boston Properties Inc.	77,995	9,782
	Bank of New York Mellon
	Corp.	179,425	9,676
	Allstate Corp.	105,884	9,664
	Equity Residential	151,097	9,623
	KeyCorp	487,022	9,516
	Chubb Ltd.	74,677	9,486
	East West Bancorp Inc.	144,424	9,416
	Equifax Inc.	73,853	9,240
	Lincoln National Corp.	148,002	9,213
	Torchmark Corp.	110,753	9,016
	Essex Property Trust Inc.	37,470	8,958
*	SLM Corp.	780,457	8,936
	Raymond James
	Financial Inc.	97,013	8,668
	Brown & Brown Inc.	311,785	8,646
	BB&T Corp.	169,277	8,538
	Synchrony Financial	253,673	8,468
	Jones Lang LaSalle Inc.	50,928	8,454
	Equity LifeStyle
	Properties Inc.	90,665	8,332
	Reinsurance Group of
	America Inc. Class A	62,191	8,301
*	Arch Capital Group Ltd.	312,210	8,261
	Alleghany Corp.	14,335	8,242
	Extra Space Storage Inc.	82,339	8,218
	M&T Bank Corp.	47,802	8,134
	American Financial
	Group Inc.	75,605	8,115
	SEI Investments Co.	129,251	8,081
	Commerce Bancshares
	Inc.	124,811	8,077

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Assurant Inc.	74,828	7,744
	WR Berkley Corp.	104,278	7,551
	Weyerhaeuser Co.	206,702	7,536
*	Howard Hughes Corp.	56,606	7,500
	Prologis Inc.	113,843	7,478
*	CoreLogic Inc.	143,762	7,461
	Loews Corp.	151,944	7,336
	Popular Inc.	159,060	7,191
	Broadridge Financial
	Solutions Inc.	61,218	7,046
*	Worldpay Inc. Class A	82,175	6,720
	Douglas Emmett Inc.	166,544	6,692
	American Homes 4 Rent
	Class A	296,581	6,578
	Principal Financial Group
	Inc.	119,618	6,334
	Unum Group	169,861	6,283
	Host Hotels & Resorts
	Inc.	293,019	6,174
	Lamar Advertising Co.
	Class A	90,098	6,155
	Jack Henry & Associates
	Inc.	47,166	6,149
	Apartment Investment
	& Management Co.	144,020	6,092
	Digital Realty Trust Inc.	54,144	6,041
	First Horizon National
	Corp.	336,347	6,000
	Hanover Insurance
	Group Inc.	49,487	5,917
	White Mountains
	Insurance Group Ltd.	6,515	5,907
*	Signature Bank	45,611	5,833
	Mid-America Apartment
	Communities Inc.	56,774	5,715
	Federal Realty
	Investment Trust	44,803	5,670
	Franklin Resources Inc.	176,317	5,651
	GGP Inc.	276,575	5,650
	Forest City Realty Trust
	Inc. Class A	238,509	5,440
	Cullen/Frost Bankers Inc.	49,896	5,401
	Dun & Bradstreet Corp.	43,819	5,374
	Alexandria Real Estate
	Equities Inc.	40,839	5,153
	Associated Banc-Corp	182,598	4,985
	Affiliated Managers
	Group Inc.	33,091	4,920
	Eaton Vance Corp.	92,222	4,813
	TFS Financial Corp.	271,733	4,285
*	FleetCor Technologies
	Inc.	19,771	4,165
	Camden Property Trust	44,023	4,012
	BOK Financial Corp.	41,481	3,900

	Hartford Financial
	Services Group Inc.	71,171	3,639
*	Equity Commonwealth	109,329	3,444
	Hospitality Properties
	Trust	118,958	3,403
	Interactive Brokers
	Group Inc.	51,134	3,294
	Macerich Co.	55,400	3,148
	Alliance Data Systems
	Corp.	13,192	3,076
	Invitation Homes Inc.	132,472	3,055
	CNA Financial Corp.	66,218	3,025
	SL Green Realty Corp.	30,058	3,022
	Retail Properties of
	America Inc.	231,409	2,957
	Jefferies Financial Group
	Inc.	120,270	2,735
	Annaly Capital
	Management Inc.	238,932	2,459
	Marsh & McLennan
	Cos. Inc.	29,632	2,429
	People’s United Financial
	Inc.	133,425	2,414
	Northern Trust Corp.	22,291	2,294
	Paramount Group Inc.	130,142	2,004
	Realty Income Corp.	37,200	2,001
	Legg Mason Inc.	56,114	1,949
*	Western Alliance Bancorp	34,380	1,946
*	Zillow Group Inc.	30,022	1,773
	Bank of Hawaii Corp.	20,975	1,750
*	SVB Financial Group	5,917	1,709
	Navient Corp.	123,033	1,603
*	Athene Holding Ltd.
	Class A	35,777	1,568
	Santander Consumer
	USA Holdings Inc.	80,632	1,539
*	Square Inc.	24,481	1,509
	New York Community
	Bancorp Inc.	134,800	1,488
	PacWest Bancorp	29,301	1,448
*	Euronet Worldwide Inc.	16,678	1,397
	TransUnion	19,449	1,393
	FNF Group	33,971	1,278
*	Quality Care Properties
	Inc.	57,118	1,229
	Ally Financial Inc.	46,442	1,220
	Lazard Ltd. Class A	24,803	1,213
	Vornado Realty Trust	16,400	1,212
*	OneMain Holdings Inc.	35,689	1,188
*	WEX Inc.	6,083	1,159
	Invesco Ltd.	36,848	979
	Iron Mountain Inc.	26,870	941
	VICI Properties Inc.	45,019	929
*	Brighthouse Financial Inc.	23,135	927

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Zillow Group Inc. Class A	14,325	856
*	Credit Acceptance Corp.	2,250	795
	Park Hotels & Resorts Inc.	25,200	772
	Voya Financial Inc.	15,654	736
	Taubman Centers Inc.	11,122	654
	Western Union Co.	31,496	640
*	First Data Corp. Class A	28,813	603
	AGNC Investment Corp.	30,389	565
	MarketAxess Holdings Inc.	2,522	499
	Pinnacle Financial
	Partners Inc.	8,057	494
	JBG SMITH Properties	6,200	226
*	Spirit MTA REIT	20,600	212
*	AXA Equitable Holdings
	Inc.	7,280	150
			1,962,718
Health Care (12.9%)
	Johnson & Johnson	950,330	115,313
	UnitedHealth Group Inc.	328,174	80,514
	Pfizer Inc.	2,049,341	74,350
	Merck & Co. Inc.	895,805	54,375
	AbbVie Inc.	550,431	50,997
	Amgen Inc.	243,467	44,942
	Medtronic plc	458,248	39,231
	Gilead Sciences Inc.	482,701	34,195
	Abbott Laboratories	535,105	32,636
	Thermo Fisher Scientific
	Inc.	155,612	32,233
	Becton Dickinson and Co.	124,469	29,818
	Bristol-Myers Squibb Co.	511,778	28,322
	Eli Lilly & Co.	327,571	27,952
	Aetna Inc.	147,454	27,058
*	Biogen Inc.	92,153	26,746
	Anthem Inc.	108,926	25,928
*	Boston Scientific Corp.	723,922	23,672
	Danaher Corp.	234,954	23,185
*	Express Scripts Holding
	Co.	290,718	22,446
	Zoetis Inc.	244,493	20,828
	Humana Inc.	69,833	20,784
*	Celgene Corp.	258,230	20,509
*	Vertex Pharmaceuticals
	Inc.	116,518	19,803
	Stryker Corp.	111,140	18,767
	Cigna Corp.	110,007	18,696
	Allergan plc	101,079	16,852
*	Illumina Inc.	45,992	12,845
*	Laboratory Corp. of
	America Holdings	70,566	12,669
	Agilent Technologies Inc.	197,842	12,235
	Baxter International Inc.	158,275	11,687
	Teleflex Inc.	40,640	10,900
	Zimmer Biomet Holdings
	Inc.	95,277	10,618

			Market
			Value•
		Shares	($000)
*	Intuitive Surgical Inc.	21,294	10,189
	Cooper Cos. Inc.	42,167	9,928
	McKesson Corp.	73,199	9,765
	AmerisourceBergen
	Corp. Class A	109,801	9,363
*	Centene Corp.	73,544	9,061
*	Henry Schein Inc.	114,512	8,318
*	QIAGEN NV	227,980	8,244
	Quest Diagnostics Inc.	74,865	8,231
	PerkinElmer Inc.	109,861	8,045
*	Charles River Laboratories
	International Inc.	68,397	7,678
*	Cerner Corp.	125,893	7,527
	Universal Health Services
	Inc. Class B	65,590	7,309
	Cardinal Health Inc.	142,561	6,961
*	Incyte Corp.	95,967	6,430
*	Edwards Lifesciences
	Corp.	42,406	6,173
*	Mylan NV	166,741	6,026
	Bio-Techne Corp.	40,293	5,961
*	Regeneron
	Pharmaceuticals Inc.	16,352	5,641
*	IQVIA Holdings Inc.	53,241	5,315
*	Varian Medical Systems
	Inc.	45,448	5,168
	Dentsply Sirona Inc.	114,607	5,016
	Bruker Corp.	149,372	4,338
*	Ionis Pharmaceuticals Inc.	99,470	4,145
*	Align Technology Inc.	11,983	4,100
*	ABIOMED Inc.	9,268	3,791
*	Alnylam Pharmaceuticals
	Inc.	33,758	3,325
*	IDEXX Laboratories Inc.	14,515	3,163
*	DexCom Inc.	33,289	3,162
*	Alexion Pharmaceuticals
	Inc.	22,097	2,743
*	BioMarin Pharmaceutical
	Inc.	28,781	2,711
	Perrigo Co. plc	34,000	2,479
	HCA Healthcare Inc.	20,113	2,064
*	Bio-Rad Laboratories
	Inc. Class A	6,905	1,992
*	WellCare Health Plans
	Inc.	8,024	1,976
*	DaVita Inc.	27,359	1,900
*	Seattle Genetics Inc.	25,403	1,687
*	Neurocrine Biosciences
	Inc.	15,901	1,562
*	Veeva Systems Inc.
	Class A	18,527	1,424
*	United Therapeutics
	Corp.	11,658	1,319
*	Hologic Inc.	30,281	1,204

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Premier Inc. Class A	32,821	1,194
*	Envision Healthcare
	Corp.	24,843	1,093
*	Akorn Inc.	65,534	1,087
*	athenahealth Inc.	6,550	1,042
*	Acadia Healthcare Co.
	Inc.	23,966	980
	Patterson Cos. Inc.	43,137	978
*	MEDNAX Inc.	20,691	896
*	Exelixis Inc.	38,619	831
*	ACADIA
	Pharmaceuticals Inc.	53,052	810
*	Alkermes plc	17,691	728
*	Agios Pharmaceuticals
	Inc.	8,200	691
*	LifePoint Health Inc.	14,052	686
*	Mallinckrodt plc	30,800	575
	Hill-Rom Holdings Inc.	6,180	540
*	Varex Imaging Corp.	13,884	515
*	TESARO Inc.	10,829	482
*	Intrexon Corp.	34,273	478
*	Brookdale Senior Living
	Inc.	48,300	439
	West Pharmaceutical
	Services Inc.	4,117	409
	Shire plc ADR	2,301	388
	STERIS plc	2,200	231
	ResMed Inc.	2,000	207
*	Intercept
	Pharmaceuticals Inc.	2,108	177
			1,221,997
Materials & Processing (3.2%)
	DowDuPont Inc.	755,615	49,810
	Sherwin-Williams Co.	41,909	17,081
	Ecolab Inc.	120,884	16,964
	Praxair Inc.	103,342	16,343
	LyondellBasell
	Industries NV Class A	130,695	14,357
	FMC Corp.	132,448	11,816
	Newmont Mining Corp.	299,830	11,307
	Celanese Corp. Class A	99,812	11,085
	Vulcan Materials Co.	85,290	11,007
	Martin Marietta
	Materials Inc.	46,652	10,419
	Lennox International Inc.	44,944	8,996
	Albemarle Corp.	90,152	8,504
	Southern Copper Corp.	175,770	8,238
	Ball Corp.	210,640	7,488
	Owens Corning	116,934	7,410
	Freeport-McMoRan Inc.	412,436	7,119
	Sealed Air Corp.	147,485	6,261
	Westlake Chemical Corp.	56,246	6,054
	Fastenal Co.	124,485	5,991

			Market
			Value•
		Shares	($000)
*	Armstrong World
	Industries Inc.	93,325	5,898
*	Crown Holdings Inc.	123,292	5,519
	Air Products &
	Chemicals Inc.	32,969	5,134
	Valmont Industries Inc.	30,289	4,566
	WR Grace & Co.	60,135	4,408
	Nucor Corp.	66,785	4,174
	Scotts Miracle-Gro Co.	49,983	4,157
	Reliance Steel &
	Aluminum Co.	45,808	4,010
	Packaging Corp. of
	America	30,568	3,417
	PPG Industries Inc.	26,400	2,738
	Mosaic Co.	81,422	2,284
	Eagle Materials Inc.	21,140	2,219
*	Axalta Coating
	Systems Ltd.	67,333	2,041
*	AdvanSix Inc.	51,636	1,891
	International Paper Co.	35,971	1,873
	CF Industries Holdings
	Inc.	41,725	1,853
*	Alcoa Corp.	37,515	1,759
*	Owens-Illinois Inc.	97,639	1,641
	United States Steel Corp.	41,010	1,425
	Eastman Chemical Co.	14,072	1,407
	WestRock Co.	22,602	1,289
	Versum Materials Inc.	32,886	1,222
*	USG Corp.	21,801	940
	Royal Gold Inc.	10,077	936
*	Berry Global Group Inc.	19,997	919
	Hexcel Corp.	12,790	849
*	Univar Inc.	23,224	609
	Chemours Co.	11,443	508
*	Platform Specialty
	Products Corp.	30,808	357
			306,293
Other (0.0%)
*	Dropbox Inc. Class A	25,980	842
*,1	Herbalife Ltd. CVR	1,809	18
			860
Producer Durables (10.7%)
	Boeing Co.	222,505	74,653
	Union Pacific Corp.	288,384	40,858
	United Technologies
	Corp.	282,093	35,270
	General Electric Co.	2,535,875	34,513
	3M Co.	154,044	30,304
	Accenture plc Class A	166,878	27,300
	FedEx Corp.	114,673	26,038
	Honeywell International
	Inc.	168,320	24,246
	CSX Corp.	373,566	23,826

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Northrop Grumman
	Corp.	74,447	22,907
	General Dynamics Corp.	116,543	21,725
	Illinois Tool Works Inc.	140,947	19,527
	Norfolk Southern Corp.	126,662	19,109
	Caterpillar Inc.	137,190	18,613
	Delta Air Lines Inc.	352,382	17,457
*	Copart Inc.	296,557	16,773
	United Parcel Service
	Inc. Class B	153,126	16,267
	Southwest Airlines Co.	318,344	16,197
	Raytheon Co.	82,722	15,980
	Roper Technologies Inc.	53,297	14,705
*	Mettler-Toledo
	International Inc.	25,380	14,686
*	Verisk Analytics Inc.
	Class A	133,360	14,355
	Lockheed Martin Corp.	48,522	14,335
	TransDigm Group Inc.	40,711	14,051
	Cintas Corp.	75,074	13,894
*	Waters Corp.	68,813	13,321
*	United Continental
	Holdings Inc.	190,400	13,277
	Old Dominion Freight
	Line Inc.	81,477	12,137
	Deere & Co.	85,123	11,900
	Waste Management Inc.	145,809	11,860
	Textron Inc.	175,783	11,586
	Emerson Electric Co.	164,064	11,343
	Automatic Data
	Processing Inc.	84,161	11,289
	AMETEK Inc.	151,505	10,933
	Parker-Hannifin Corp.	69,477	10,828
	Rockwell Collins Inc.	79,028	10,643
	Huntington Ingalls
	Industries Inc.	48,314	10,474
	IDEX Corp.	76,088	10,384
	L3 Technologies Inc.	53,889	10,364
	Expeditors International
	of Washington Inc.	136,633	9,988
	Fortive Corp.	124,948	9,635
	Eaton Corp. plc	126,883	9,483
	BWX Technologies Inc.	149,634	9,325
	JB Hunt Transport
	Services Inc.	76,689	9,322
	FLIR Systems Inc.	178,344	9,269
	PACCAR Inc.	142,675	8,840
	Wabtec Corp.	87,750	8,650
	Jacobs Engineering
	Group Inc.	135,129	8,579
*	HD Supply Holdings Inc.	194,931	8,361
	Toro Co.	137,598	8,290
	Landstar System Inc.	73,936	8,074
	WW Grainger Inc.	24,754	7,634

			Market
			Value•
		Shares	($000)
*	Keysight Technologies
	Inc.	125,864	7,430
*	Welbilt Inc.	313,266	6,989
	Cummins Inc.	50,369	6,699
*	CoStar Group Inc.	15,918	6,568
	Carlisle Cos. Inc.	58,977	6,388
	AGCO Corp.	104,952	6,373
	Robert Half
	International Inc.	96,224	6,264
	Xylem Inc.	92,543	6,236
	Oshkosh Corp.	85,367	6,003
*	Middleby Corp.	52,747	5,508
	Genpact Ltd.	181,838	5,261
	Donaldson Co. Inc.	109,883	4,958
*	Zebra Technologies
	Corp.	34,602	4,957
	Terex Corp.	115,435	4,870
	ManpowerGroup Inc.	54,186	4,663
	Graco Inc.	91,321	4,130
*	Stericycle Inc.	62,770	4,098
	MSC Industrial Direct
	Co. Inc. Class A	46,610	3,955
	CH Robinson
	Worldwide Inc.	44,717	3,741
	Stanley Black & Decker
	Inc.	26,735	3,551
	Flowserve Corp.	87,374	3,530
	Xerox Corp.	144,122	3,459
	ITT Inc.	63,487	3,318
*	Conduent Inc.	163,584	2,972
	Allison Transmission
	Holdings Inc.	72,372	2,930
*	Quanta Services Inc.	69,670	2,327
*	Sensata Technologies
	Holding plc	44,934	2,138
*	AECOM	56,053	1,851
	Republic Services Inc.
	Class A	26,356	1,802
*	Trimble Inc.	47,536	1,561
*	Genesee & Wyoming
	Inc. Class A	18,783	1,527
*	Kirby Corp.	18,077	1,511
*	XPO Logistics Inc.	12,666	1,269
*	Teledyne Technologies
	Inc.	6,024	1,199
	Johnson Controls
	International plc	33,000	1,104
	Spirit AeroSystems
	Holdings Inc. Class A	12,832	1,102
*	WESCO International Inc.	18,277	1,044
*	Gardner Denver
	Holdings Inc.	33,678	990
	American Airlines
	Group Inc.	25,075	952

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	United Rentals Inc.	6,387	943
*	JetBlue Airways Corp.	45,954	872
*	Clean Harbors Inc.	12,502	694
*	Spirit Airlines Inc.	18,347	667
	Allegion plc	8,469	655
*	Colfax Corp.	20,754	636
*	nVent Electric plc	24,324	611
	HEICO Corp.	7,746	565
	Fluor Corp.	11,451	559
	Air Lease Corp. Class A	10,197	428
	Ryder System Inc.	5,166	371
*	Gates Industrial Corp. plc	21,257	346
			1,015,953
Technology (21.3%)
	Apple Inc.	1,831,530	339,034
	Microsoft Corp.	2,700,288	266,275
*	Facebook Inc. Class A	818,348	159,021
*	Alphabet Inc. Class C	108,429	120,969
*	Alphabet Inc. Class A	106,831	120,632
	Intel Corp.	1,684,084	83,716
	Cisco Systems Inc.	1,627,702	70,040
	NVIDIA Corp.	237,972	56,376
*	Adobe Systems Inc.	207,244	50,528
	Oracle Corp.	1,049,496	46,241
	Texas Instruments Inc.	387,286	42,698
	International Business
	Machines Corp.	302,925	42,319
*	salesforce.com Inc.	285,474	38,939
	Broadcom Inc.	146,862	35,635
	QUALCOMM Inc.	495,755	27,822
	Intuit Inc.	129,940	26,547
	Applied Materials Inc.	541,939	25,032
	Activision Blizzard Inc.	301,763	23,031
*	Micron Technology Inc.	405,998	21,291
	Cognizant Technology
	Solutions Corp. Class A	254,388	20,094
*	Autodesk Inc.	136,287	17,866
	Lam Research Corp.	100,329	17,342
	Amphenol Corp. Class A	168,103	14,650
*	Cadence Design
	Systems Inc.	318,438	13,792
	Corning Inc.	463,384	12,748
	DXC Technology Co.	155,900	12,567
	Analog Devices Inc.	128,912	12,365
*	Synopsys Inc.	141,528	12,111
	Hewlett Packard
	Enterprise Co.	816,755	11,933
*	Citrix Systems Inc.	109,571	11,487
	NetApp Inc.	139,503	10,955
*	Twitter Inc.	228,795	9,991
	HP Inc.	434,070	9,849
	Teradyne Inc.	253,904	9,666
	KLA-Tencor Corp.	93,026	9,538
*	Teradata Corp.	237,228	9,525

			Market
			Value•
		Shares	($000)
*	Arrow Electronics Inc.	113,603	8,552
*	Electronic Arts Inc.	60,395	8,517
*	ServiceNow Inc.	49,340	8,510
	CDK Global Inc.	125,655	8,174
	Juniper Networks Inc.	296,625	8,133
	Western Digital Corp.	104,249	8,070
	Dolby Laboratories Inc.
	Class A	125,821	7,762
*	NXP Semiconductors
	NV	68,993	7,539
	Symantec Corp.	345,406	7,133
*	Gartner Inc.	49,537	6,583
	Xilinx Inc.	86,850	5,668
	SS&C Technologies
	Holdings Inc.	97,947	5,083
*	Workday Inc. Class A	39,218	4,750
	Motorola Solutions Inc.	39,882	4,641
	Avnet Inc.	105,416	4,521
*	Palo Alto Networks Inc.	21,799	4,479
*	IAC/InterActiveCorp	29,261	4,462
*	VeriSign Inc.	32,231	4,429
	Microchip Technology
	Inc.	47,080	4,282
*	Dell Technologies Inc.
	Class V	50,445	4,267
	CA Inc.	119,286	4,253
	Skyworks Solutions Inc.	41,909	4,050
*	Advanced Micro
	Devices Inc.	245,813	3,685
*	NCR Corp.	117,765	3,531
*	Black Knight Inc.	61,537	3,295
*	PTC Inc.	29,883	2,803
*	Fortinet Inc.	43,530	2,718
*	ANSYS Inc.	15,062	2,623
*	Nutanix Inc.	50,737	2,616
*	Red Hat Inc.	17,621	2,368
*	Qorvo Inc.	29,403	2,357
*	Tableau Software Inc.
	Class A	23,682	2,315
*	ON Semiconductor Corp.	100,878	2,243
*	Splunk Inc.	22,582	2,238
*	Arista Networks Inc.	8,425	2,169
*	IPG Photonics Corp.	9,802	2,163
*	Akamai Technologies Inc.	28,920	2,118
*	CommScope Holding
	Co. Inc.	72,483	2,117
*	GoDaddy Inc. Class A	29,969	2,116
*	VMware Inc. Class A	13,745	2,020
	Harris Corp.	13,240	1,914
*	Atlassian Corp. plc
	Class A	30,385	1,900
*	Match Group Inc.	45,870	1,777
*	F5 Networks Inc.	9,728	1,678
*	Guidewire Software Inc.	18,560	1,648

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Cavium Inc.	16,716	1,446
	Amdocs Ltd.	21,761	1,440
*	IHS Markit Ltd.	25,758	1,329
*	Zynga Inc. Class A	315,524	1,284
	Leidos Holdings Inc.	20,771	1,225
*	Tyler Technologies Inc.	5,330	1,184
*	Manhattan Associates
	Inc.	24,934	1,172
*	Ultimate Software
	Group Inc.	3,968	1,021
*	Groupon Inc. Class A	221,907	954
	Perspecta Inc.	41,900	861
*	Nuance Communications
	Inc.	61,971	860
*	Take-Two Interactive
	Software Inc.	5,888	697
*	FireEye Inc.	41,681	641
*	ARRIS International plc	25,485	623
	Cognex Corp.	13,560	605
	Universal Display Corp.	6,746	580
*	Coherent Inc.	3,499	547
*	EchoStar Corp. Class A	5,626	250
	LogMeIn Inc.	2,100	217
*	Inovalon Holdings Inc.
	Class A	11,500	114
			2,017,945
Utilities (4.5%)
	Verizon
	Communications Inc.	1,449,208	72,910
	AT&T Inc.	2,265,370	72,741
	NextEra Energy Inc.	179,740	30,022
	Duke Energy Corp.	310,744	24,574
	Exelon Corp.	360,621	15,362
	Sempra Energy	116,390	13,514
	WEC Energy Group Inc.	192,896	12,471
*	T-Mobile US Inc.	205,056	12,252
	Consolidated Edison Inc.	141,599	11,042
	Edison International	162,181	10,261
	Eversource Energy	172,448	10,107
	American Water Works
	Co. Inc.	116,532	9,949
	CMS Energy Corp.	198,817	9,400
	Dominion Energy Inc.	135,240	9,221
	UGI Corp.	154,238	8,031
	Atmos Energy Corp.	83,514	7,528
	FirstEnergy Corp.	206,992	7,433
	NiSource Inc.	276,272	7,260
	Public Service Enterprise
	Group Inc.	122,698	6,643
	Aqua America Inc.	183,416	6,453
	CenterPoint Energy Inc.	226,968	6,289
	DTE Energy Co.	60,042	6,222
	PG&E Corp.	145,072	6,174
	Southern Co.	124,573	5,769

	AES Corp.	388,888	5,215
	Telephone & Data
	Systems Inc.	167,926	4,605
	American Electric Power
	Co. Inc.	66,233	4,587
*	Sprint Corp.	838,091	4,559
*	Zayo Group Holdings Inc.	117,741	4,295
	NRG Energy Inc.	111,041	3,409
	SCANA Corp.	86,289	3,324
	Alliant Energy Corp.	74,838	3,167
*	United States Cellular
	Corp.	73,355	2,717
	Entergy Corp.	33,347	2,694
*	Vistra Energy Corp.	35,838	848
*	Evergy Inc.	6,800	382
	Vectren Corp.	4,500	322
			421,752
Total Common Stocks
(Cost $4,020,642)			9,470,001
Temporary Cash Investments (0.2%)
Money Market Fund (0.1%)
2	Vanguard Market Liquidity
	Fund, 2.122%	91,133	9,114

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill,
	1.882%, 8/9/18	1,000	998
	United States Treasury Bill,
	1.801%, 8/16/18	200	199
	United States Treasury Bill,
	2.022%–2.034%, 11/15/18	1,600	1,588
	United States Treasury Bill,
	2.059%, 11/29/18	1,000	992
	United States Treasury Bill,
	2.082%, 12/20/18	3,000	2,971
			6,748
Total Temporary Cash Investments
(Cost $15,861)			15,862
Total Investments (100.2%)
(Cost $4,036,503)			9,485,863

Tax-Managed Capital Appreciation Fund

Amount
($000)
Other Assets and Liabilities (-0.2%)
Other Assets
Investment in Vanguard	501
Receivables for Accrued Income	6,557
Receivables for Capital Shares Issued	2,582
Other Assets	6
Total Other Assets	9,646
Liabilities
Payables for Investment Securities
Purchased	(87)
Payables for Capital Shares Redeemed	(23,837)
Payables to Vanguard	(3,597)
Total Liabilities	(27,521)
Net Assets (100%)	9,467,988

At June 30, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	4,107,999
Overdistributed Net Investment Income	(1,281)
Accumulated Net Realized Losses	(88,090)
Unrealized Appreciation (Depreciation)	5,449,360
Net Assets	9,467,988

Admiral Shares—Net Assets
Applicable to 60,207,088 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	8,427,329
Net Asset Value Per Share—
Admiral Shares	$139.97

Institutional Shares—Net Assets
Applicable to 14,961,824 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,040,659
Net Asset Value Per Share—
Institutional Shares	$69.55

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Security value determined using significant unobservable inputs.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Operations

Six Months Ended
June 30, 2018
($000)
Investment Income
Income
Dividends	78,580
Interest[1]	260
Total Income	78,840
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,151
Management and Administrative—Admiral Shares	2,479
Management and Administrative—Institutional Shares	170
Marketing and Distribution—Admiral Shares	181
Marketing and Distribution—Institutional Shares	6
Custodian Fees	39
Shareholders’ Reports—Admiral Shares	16
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	3
Total Expenses	4,045
Net Investment Income	74,795
Realized Net Gain (Loss)
Investment Securities Sold[1]	76,602
Futures Contracts	2,206
Realized Net Gain (Loss)	78,808
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	97,930
Net Increase (Decrease) in Net Assets Resulting from Operations	251,533

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $234,000, ($2,000), and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	74,795	142,860
Realized Net Gain (Loss)	78,808	39,757
Change in Unrealized Appreciation (Depreciation)	97,930	1,489,114
Net Increase (Decrease) in Net Assets Resulting from Operations	251,533	1,671,731
Distributions
Net Investment Income
Admiral Shares	(64,889)	(128,969)
Institutional Shares	(8,137)	(13,538)
Realized Capital Gain
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(73,026)	(142,507)
Capital Share Transactions
Admiral Shares	125,346	(40,076)
Institutional Shares	14,591	254,498
Net Increase (Decrease) from Capital Share Transactions	139,937	214,422
Total Increase (Decrease)	318,444	1,743,646
Net Assets
Beginning of Period	9,149,544	7,405,898
End of Period[1]	9,467,988	9,149,544

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,281,000) and ($3,050,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$137.30	$114.08	$103.75	$103.82	$93.70	$71.17
Investment Operations
Net Investment Income	1.111[1]	2.166[1]	2.004	1.764	1.633	1.414
Net Realized and Unrealized Gain (Loss)
on Investments	2.643	23.211	10.332	(.082)	10.103	22.537
Total from Investment Operations	3.754	25.377	12.336	1.682	11.736	23.951
Distributions
Dividends from Net Investment Income	(1.084)	(2.157)	(2.006)	(1.752)	(1.616)	(1.421)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.084)	(2.157)	(2.006)	(1.752)	(1.616)	(1.421)
Net Asset Value, End of Period	$139.97	$137.30	$114.08	$103.75	$103.82	$93.70

Total Return[2]	2.74%	22.40%	12.01%	1.68%	12.52%	33.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,427	$8,143	$6,793	$5,982	$5,760	$5,040
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.11%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.61%	1.73%	1.89%	1.69%	1.66%	1.71%
Portfolio Turnover Rate	5% [3]	7%[3]	8% [3]	10%[3]	6%	4%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$68.23	$56.69	$51.55	$51.59	$46.56	$35.36
Investment Operations
Net Investment Income	0.563[1]	1.099[1]	1.011	.897	.830	.719
Net Realized and Unrealized Gain (Loss)
on Investments	1.306	11.531	5.141	(.046)	5.022	11.203
Total from Investment Operations	1.869	12.630	6.152	.851	5.852	11.922
Distributions
Dividends from Net Investment Income	(.549)	(1.090)	(1.012)	(.891)	(.822)	(.722)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.549)	(1.090)	(1.012)	(.891)	(.822)	(.722)
Net Asset Value, End of Period	$69.55	$68.23	$56.69	$51.55	$51.59	$46.56

Total Return	2.74%	22.43%	12.06%	1.71%	12.56%	33.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,041	$1,006	$613	$564	$530	$468
Ratio of Total Expenses to
Average Net Assets	0.06%	0.06%	0.06%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.64%	1.76%	1.92%	1.73%	1.70%	1.75%
Portfolio Turnover Rate	5%[2]	7%[2]	8%[2]	10%[2]	6%	4%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Notes to Financial Statements

Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing-house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearing-house imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at June 30, 2018.

Tax-Managed Capital Appreciation Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and for the period ended June 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2018, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2018, the fund had contributed to Vanguard capital in the amount of $501,000, representing 0.01% of the fund’s net assets and 0.20% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Tax-Managed Capital Appreciation Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,469,983	—	18
Temporary Cash Investments	9,114	6,748	—
Total	9,479,097	6,748	18

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2018, the fund realized $77,186,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2017, the fund had available capital losses totaling $89,711,000 to offset future net capital gains. Of this amount, $8,140,000 is subject to expiration on December 31, 2018. Capital losses of $81,571,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2018, the cost of investment securities for tax purposes was $4,036,503,000. Net unrealized appreciation of investment securities for tax purposes was $5,449,360,000, consisting of unrealized gains of $5,454,469,000 on securities that had risen in value since their purchase and $5,109,000 in unrealized losses on securities that had fallen in value since their purchase.

Tax-Managed Capital Appreciation Fund

E. During the six months ended June 30, 2018, the fund purchased $500,228,000 of investment securities and sold $356,107,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $108,158,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2018	December 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	437,560	3,112	591,576	4,716
Issued in Lieu of Cash Distributions	46,843	336	94,674	741
Redeemed	(359,057)	(2,551)	(726,326)	(5,697)
Net Increase (Decrease)—Admiral Shares	125,346	897	(40,076)	(240)
Institutional Shares
Issued	20,865	303	264,146	4,093
Issued in Lieu of Cash Distributions	4,924	71	8,488	133
Redeemed	(11,198)	(160)	(18,136)	(286)
Net Increase (Decrease) —Institutional Shares	14,591	214	254,498	3,940

G. Management has determined that no events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in these financial statements.

Tax-Managed Small-Cap Fund

Fund Profile
As of June 30, 2018

Share-Class Characteristics
	Admiral	Institutional
	Shares	Shares
Ticker Symbol	VTMSX	VTSIX
Expense Ratio[1]	0.09%	0.06%
30-Day SEC Yield	1.29%	1.32%

Portfolio Characteristics
			DJ
		S&P	U.S. Total
		SmallCap	Market
	Fund	600 Index	FA Index
Number of Stocks	597	601	3,779
Median Market Cap	$1.8B	$1.8B	$64.0B
Price/Earnings Ratio	21.7x	21.9x	20.7x
Price/Book Ratio	2.2x	2.2x	3.0x
Return on Equity	9.0%	8.9%	15.0%
Earnings Growth Rate	8.1%	8.9%	8.3%
Dividend Yield	1.2%	1.4%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	34%	—	—
Short-Term Reserves	0.2%	—	—

Sector Diversification (% of equity exposure)
			DJ
		S&P	U.S. Total
		SmallCap	Market
	Fund	600 Index	FA Index
Consumer Discretionary	15.0%	14.8%	13.2%
Consumer Staples	3.0	3.2	6.2
Energy	4.2	4.3	6.1
Financials	16.8	17.1	14.3
Health Care	12.3	12.1	13.7
Industrials	19.1	19.0	10.2
Information Technology	15.4	15.3	24.7
Materials	5.1	5.0	3.1
Real Estate	5.9	5.9	3.8
Telecommunication
Services	1.1	1.1	1.8
Utilities	2.1	2.2	2.9

Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

Volatility Measures
		DJ
	S&P	U.S. Total
	SmallCap	Market
	600 Index	FA Index
R-Squared	1.00	0.64
Beta	0.99	1.06

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Ligand Pharmaceuticals
Inc.	Biotechnology	0.5%
Stamps.com Inc.	Internet Software &
	Services	0.5
FirstCash Inc.	Consumer Finance	0.5
PDC Energy Inc.	Oil & Gas Exploration
	& Production	0.5
CACI International Inc.	IT Consulting &
	Other Services	0.5
Neogen Corp.	Health Care Supplies	0.5
HealthEquity Inc.	Managed Health
	Care	0.5
ASGN Inc.	Human Resource &
	Employment
	Services	0.4
RH	Homefurnishing
	Retail	0.4
Axon Enterprise Inc.	Aerospace &
	Defense	0.4
Top Ten		4.7%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 25, 2018, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2018, the annualized expense ratios were 0.09% for Admiral Shares and 0.06% for Institutional Shares.

Tax-Managed Small-Cap Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2007, Through June 30, 2018

Average Annual Total Returns: Periods Ended June 30, 2018
	Inception Date	One Year	Five Years	Ten Years
Admiral Shares	3/25/1999	20.34%	14.48%	12.18%
Institutional Shares	4/21/1999	20.37	14.52	12.23

See Financial Highlights for dividend and capital gains information.

Tax-Managed Small-Cap Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (14.9%)
*	RH	210,190	29,364
	Wolverine World Wide
	Inc.	753,651	26,204
*	Shutterfly Inc.	263,002	23,678
	World Wrestling
	Entertainment Inc.
	Class A	316,232	23,028
*	Penn National Gaming Inc.	664,428	22,318
*	TopBuild Corp.	283,464	22,207
	Steven Madden Ltd.	405,601	21,537
	Marriott Vacations
	Worldwide Corp.	183,708	20,752
	LCI Industries	210,555	18,982
*	iRobot Corp.	235,042	17,809
	Lithia Motors Inc. Class A	188,103	17,789
*	Cooper-Standard
	Holdings Inc.	133,741	17,476
*	Dorman Products Inc.	252,485	17,247
	Children’s Place Inc.	134,968	16,304
*	Dave & Buster’s
	Entertainment Inc.	330,189	15,717
	Monro Inc.	267,734	15,555
*	G-III Apparel Group Ltd.	340,945	15,138
	DSW Inc. Class A	580,509	14,989
*	Cavco Industries Inc.	70,050	14,546
*	Fox Factory Holding Corp.	310,194	14,440
	Abercrombie & Fitch Co.	572,010	14,003
	Callaway Golf Co.	734,774	13,939
*	Meritage Homes Corp.	316,318	13,902
*	American Axle &
	Manufacturing Holdings
	Inc.	863,986	13,444
	GameStop Corp. Class A	889,536	12,961
	Wingstop Inc.	239,257	12,470
	MDC Holdings Inc.	401,216	12,345
*	Gentherm Inc.	313,638	12,326

	Cooper Tire & Rubber
	Co.	447,686	11,774
	Caleres Inc.	342,182	11,768
	La-Z-Boy Inc.	382,259	11,697
	Office Depot Inc.	4,488,831	11,446
	Oxford Industries Inc.	137,244	11,388
	Dine Brands Global Inc.	152,158	11,381
	Sonic Corp.	328,201	11,297
*	Asbury Automotive
	Group Inc.	153,953	10,553
	Guess? Inc.	489,841	10,483
	Group 1 Automotive Inc.	164,242	10,347
*	Installed Building
	Products Inc.	180,327	10,197
*	Sleep Number Corp.	350,382	10,168
	New Media Investment
	Group Inc.	549,419	10,153
	Winnebago Industries
	Inc.	249,522	10,131
	Tailored Brands Inc.	396,574	10,121
	Scholastic Corp.	225,206	9,979
	Capella Education Co.	100,797	9,949
	Nutrisystem Inc.	258,268	9,943
	Strayer Education Inc.	87,868	9,930
*	Shake Shack Inc.
	Class A	149,943	9,923
*	Fossil Group Inc.	368,662	9,906
*	Crocs Inc.	556,605	9,802
	Standard Motor
	Products Inc.	186,629	9,022
*	Career Education Corp.	551,967	8,925
	BJ’s Restaurants Inc.	146,689	8,801
*	LGI Homes Inc.	152,030	8,777
	Chico’s FAS Inc.	1,063,991	8,661
	Sturm Ruger & Co. Inc.	150,765	8,443
	PetMed Express Inc.	184,348	8,120
*	Belmond Ltd. Class A	705,508	7,866
*	Vista Outdoor Inc.	490,867	7,604
	Movado Group Inc.	146,908	7,096

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	Rent-A-Center Inc.	481,203	7,083
	Ruth’s Hospitality
	Group Inc.	245,939	6,899
*	Fiesta Restaurant
	Group Inc.	240,163	6,893
	Gannett Co. Inc.	643,922	6,890
*	M/I Homes Inc.	252,640	6,690
	Buckle Inc.	243,835	6,559
*	Genesco Inc.	165,184	6,558
*	JC Penney Co. Inc.	2,709,611	6,340
*	Express Inc.	669,375	6,125
*	William Lyon Homes
	Class A	262,255	6,084
	Marcus Corp.	186,505	6,061
	Ethan Allen Interiors Inc.	247,295	6,059
*	American Public
	Education Inc.	143,432	6,038
*	Lumber Liquidators
	Holdings Inc.	245,360	5,974
	Cato Corp. Class A	223,719	5,508
	Sonic Automotive Inc.
	Class A	267,328	5,507
*	Zumiez Inc.	211,817	5,306
	Core-Mark Holding
	Co. Inc.	233,171	5,293
*	Red Robin Gourmet
	Burgers Inc.	110,665	5,157
*	Regis Corp.	300,980	4,978
*	Nautilus Inc.	298,508	4,687
*	Chuy’s Holdings Inc.	150,174	4,610
*	Ascena Retail Group Inc.	1,147,099	4,571
*	Unifi Inc.	143,215	4,540
	Haverty Furniture Cos.
	Inc.	207,388	4,480
*	Monarch Casino &
	Resort Inc.	96,303	4,242
*	Hibbett Sports Inc.	167,843	3,844
	Barnes & Noble Inc.	600,059	3,810
*	MarineMax Inc.	199,187	3,775
*	Francesca’s Holdings
	Corp.	450,917	3,404
	Shoe Carnival Inc.	103,041	3,344
*	Perry Ellis International
	Inc.	121,093	3,290
	EW Scripps Co. Class A	216,996	2,906
*	Vera Bradley Inc.	181,782	2,552
*	Vitamin Shoppe Inc.	343,204	2,385
*	Universal Electronics Inc.	69,420	2,294
*	Kirkland’s Inc.	190,192	2,214
*	Barnes & Noble
	Education Inc.	369,438	2,084
	Big 5 Sporting Goods
	Corp.	272,533	2,071
	Tile Shop Holdings Inc.	134,502	1,036

*	FTD Cos. Inc.	213,819	992
*	El Pollo Loco Holdings
	Inc.	76,738	875
	Superior Industries
	International Inc.	14,800	265
			996,394
Consumer Staples (3.0%)
*	Darling Ingredients Inc.	1,317,516	26,192
	J&J Snack Foods Corp.	118,181	18,019
	B&G Foods Inc.	562,356	16,814
	WD-40 Co.	106,294	15,546
	Medifast Inc.	83,663	13,399
	Universal Corp.	194,185	12,826
	Calavo Growers Inc.	125,483	12,065
*	Central Garden & Pet Co.
	Class A	285,225	11,543
*	Cal-Maine Foods Inc.	230,634	10,575
	MGP Ingredients Inc.	105,486	9,368
	SpartanNash Co.	338,688	8,643
	Dean Foods Co.	808,411	8,496
	Andersons Inc.	230,995	7,900
	Inter Parfums Inc.	139,807	7,480
	SUPERVALU Inc.	330,143	6,775
	John B Sanfilippo & Son
	Inc.	82,259	6,124
*	Central Garden & Pet Co.	77,959	3,390
*	Seneca Foods Corp.
	Class A	101,799	2,749
	Coca-Cola Bottling Co.
	Consolidated	7,156	967
*	Avon Products Inc.	5,300	9
			198,880
Energy (4.2%)
*	PDC Energy Inc.	536,420	32,427
*	SRC Energy Inc.	1,950,725	21,497
	US Silica Holdings Inc.	650,337	16,707
*	Carrizo Oil & Gas Inc.	580,893	16,178
*	Denbury Resources Inc.	3,303,712	15,891
*	Oil States International
	Inc.	473,616	15,203
*	Noble Corp. plc	2,098,926	13,286
	Archrock Inc.	1,069,817	12,838
*	C&J Energy Services
	Inc.	516,202	12,182
*	Unit Corp.	444,833	11,370
*	Helix Energy Solutions
	Group Inc.	1,159,839	9,661
*	ProPetro Holding Corp.	592,765	9,295
*	CONSOL Energy Inc.	208,443	7,994
*	Newpark Resources Inc.	720,760	7,820
*	SEACOR Holdings Inc.	128,212	7,343
*	HighPoint Resources
	Corp.	1,199,692	7,294
*	Exterran Corp.	254,298	6,368

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Green Plains Inc.	329,567	6,031
*	Penn Virginia Corp.	69,327	5,885
*	Ring Energy Inc.	452,488	5,710
*	Renewable Energy
	Group Inc.	273,280	4,878
*	TETRA Technologies
	Inc.	1,094,223	4,869
*	REX American
	Resources Corp.	58,061	4,701
*	Pioneer Energy
	Services Corp.	762,578	4,461
*	Matrix Service Co.	216,942	3,981
*	Par Pacific Holdings Inc.	221,641	3,852
*	Bristow Group Inc.	259,856	3,667
*	Cloud Peak Energy Inc.	754,097	2,632
*	Era Group Inc.	181,549	2,351
*	CARBO Ceramics Inc.	216,563	1,986
	Gulf Island Fabrication
	Inc.	167,587	1,508
*	Geospace
	Technologies Corp.	396	6
			279,872
Financials (16.7%)
	FirstCash Inc.	363,219	32,635
*	Green Dot Corp.
	Class A	370,332	27,179
	American Equity
	Investment Life
	Holding Co.	740,141	26,645
	First Financial
	Bankshares Inc.	506,599	25,786
	Selective Insurance
	Group Inc.	445,192	24,486
	First Financial Bancorp	761,361	23,336
	Glacier Bancorp Inc.	590,271	22,832
	Columbia Banking
	System Inc.	556,448	22,759
	Financial Engines Inc.	506,128	22,725
	Community Bank
	System Inc.	375,726	22,194
	First Midwest Bancorp
	Inc.	799,523	20,364
	Great Western Bancorp
	Inc.	474,510	19,925
	RLI Corp.	291,651	19,304
	Hope Bancorp Inc.	1,079,592	19,249
	Old National Bancorp	1,006,352	18,718
	Simmons First National
	Corp. Class A	599,810	17,934
	CVB Financial Corp.	786,728	17,638
*	BofI Holding Inc.	430,828	17,625
	Independent Bank Corp.	221,786	17,388
	United Community
	Banks Inc.	551,959	16,929

	Ameris Bancorp	315,239	16,818
	Banner Corp.	263,310	15,833
	ServisFirst Bancshares
	Inc.	371,717	15,512
	Apollo Commercial Real
	Estate Finance Inc.	831,655	15,203
	NBT Bancorp Inc.	389,754	14,869
	Horace Mann Educators
	Corp.	331,848	14,800
*	PRA Group Inc.	370,459	14,281
	Northwest Bancshares
	Inc.	799,356	13,901
	Westamerica
	Bancorporation	240,624	13,598
	LegacyTexas Financial
	Group Inc.	342,894	13,380
	First Commonwealth
	Financial Corp.	822,245	12,753
*	Seacoast Banking Corp.
	of Florida	400,095	12,635
	Provident Financial
	Services Inc.	457,611	12,598
	Walker & Dunlop Inc.	224,429	12,489
	Invesco Mortgage
	Capital Inc.	784,562	12,475
	Waddell & Reed
	Financial Inc. Class A	690,445	12,407
	S&T Bancorp Inc.	286,413	12,384
	Infinity Property &
	Casualty Corp.	86,139	12,262
*	Pacific Premier Bancorp
	Inc.	319,226	12,178
	Boston Private Financial
	Holdings Inc.	765,375	12,169
	Brookline Bancorp Inc.	652,737	12,141
	City Holding Co.	153,932	11,580
*	First BanCorp	1,502,333	11,493
	Navigators Group Inc.	187,187	10,670
	Employers Holdings Inc.	264,542	10,635
	AMERISAFE Inc.	179,451	10,363
	Safety Insurance Group
	Inc.	120,427	10,284
	Berkshire Hills Bancorp
	Inc.	252,847	10,266
*	Enova International Inc.	274,764	10,043
	Hanmi Financial Corp.	352,470	9,992
	Tompkins Financial Corp.	116,087	9,970
	Central Pacific Financial
	Corp.	337,145	9,659
	James River Group
	Holdings Ltd.	242,352	9,522
	Universal Insurance
	Holdings Inc.	270,072	9,480
	United Fire Group Inc.	173,393	9,452

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Southside Bancshares
	Inc.	278,202	9,370
	ProAssurance Corp.	257,263	9,120
	Piper Jaffray Cos.	116,802	8,976
	National Bank Holdings
	Corp. Class A	231,289	8,925
	Northfield Bancorp Inc.	534,924	8,890
	TrustCo Bank Corp. NY	983,410	8,752
	Oritani Financial Corp.	531,967	8,618
	WisdomTree Investments
	Inc.	932,945	8,471
	Stewart Information
	Services Corp.	194,589	8,381
*	Third Point Reinsurance
	Ltd.	666,760	8,334
	Banc of California Inc.	426,131	8,331
*	Customers Bancorp Inc.	292,532	8,302
	Heritage Financial Corp.	230,000	8,015
*	NMI Holdings Inc.
	Class A	487,237	7,942
	Meta Financial Group Inc.	79,182	7,712
*	Encore Capital Group Inc.	199,870	7,315
*	HomeStreet Inc.	262,657	7,079
	OFG Bancorp	489,877	6,883
	Virtus Investment
	Partners Inc.	53,590	6,857
	Dime Community
	Bancshares Inc.	340,997	6,649
	Fidelity Southern Corp.	261,150	6,636
*	INTL. FCStone Inc.	125,603	6,495
	Capstead Mortgage Corp.	724,885	6,488
*	World Acceptance Corp.	57,958	6,434
	PennyMac Mortgage
	Investment Trust	334,674	6,355
	Greenhill & Co. Inc.	217,631	6,181
	ARMOUR Residential
	REIT Inc.	260,062	5,932
	Investment Technology
	Group Inc.	257,745	5,392
*	EZCORP Inc. Class A	430,765	5,191
	Maiden Holdings Ltd.	665,726	5,159
*	Donnelley Financial
	Solutions Inc.	292,719	5,085
	Green Bancorp Inc.	227,500	4,914
	Opus Bank	154,858	4,444
*	eHealth Inc.	165,560	3,659
	New York Mortgage
	Trust Inc.	566,400	3,404
	HCI Group Inc.	81,206	3,376
	United Insurance
	Holdings Corp.	168,005	3,290
*	Franklin Financial
	Network Inc.	47,500	1,786
			1,116,889

Health Care (12.2%)
*	Ligand Pharmaceuticals
	Inc.	171,862	35,605
*	Neogen Corp.	398,782	31,978
*	HealthEquity Inc.	425,326	31,942
*	Supernus
	Pharmaceuticals Inc.	427,906	25,610
*	Inogen Inc.	137,063	25,539
*	AMN Healthcare
	Services Inc.	385,770	22,606
*	Myriad Genetics Inc.	571,812	21,369
*	Merit Medical Systems
	Inc.	400,018	20,481
*	LHC Group Inc.	236,797	20,267
*	Medicines Co.	541,550	19,875
*	Amedisys Inc.	230,304	19,682
*	Magellan Health Inc.	200,464	19,235
*	Omnicell Inc.	328,670	17,239
*	Spectrum
	Pharmaceuticals Inc.	760,353	15,937
*	Select Medical Holdings
	Corp.	871,032	15,809
*	REGENXBIO Inc.	218,807	15,699
	Abaxis Inc.	188,340	15,634
*	Enanta Pharmaceuticals
	Inc.	128,706	14,917
*	Repligen Corp.	316,643	14,895
*	HMS Holdings Corp.	688,129	14,877
*	Integer Holdings Corp.	227,199	14,688
	CONMED Corp.	197,441	14,453
*	Emergent BioSolutions
	Inc.	282,973	14,287
	Ensign Group Inc.	391,224	14,014
*	Cambrex Corp.	256,451	13,412
*	Momenta
	Pharmaceuticals Inc.	647,860	13,249
*	Corcept Therapeutics Inc.	810,265	12,737
*	BioTelemetry Inc.	268,477	12,081
*	Varex Imaging Corp.	314,759	11,674
*	Acorda Therapeutics Inc.	394,072	11,310
*	Endo International plc	1,194,282	11,262
*	Diplomat Pharmacy Inc.	413,537	10,570
	US Physical Therapy Inc.	105,200	10,099
	Owens & Minor Inc.	594,525	9,935
*	Tivity Health Inc.	281,804	9,920
	Luminex Corp.	333,386	9,845
*	Natus Medical Inc.	279,920	9,657
*	Orthofix International NV	153,212	8,706
*	OraSure Technologies Inc. 525,452		8,654
*	Providence Service Corp.	109,851	8,629
*	Innoviva Inc.	612,293	8,450
*	Quality Systems Inc.	419,806	8,186
*	CryoLife Inc.	292,517	8,147

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Phibro Animal Health
	Corp. Class A	171,017	7,875
*	Tabula Rasa HealthCare
	Inc.	110,707	7,066
*	Kindred Healthcare Inc.	763,658	6,873
*	AngioDynamics Inc.	308,549	6,862
*	Surmodics Inc.	121,037	6,681
	HealthStream Inc.	242,675	6,627
*	Tactile Systems
	Technology Inc.	124,519	6,475
	Meridian Bioscience Inc.	406,089	6,457
*	Heska Corp.	59,154	6,140
*	AMAG Pharmaceuticals
	Inc.	301,122	5,872
*	Eagle Pharmaceuticals
	Inc.	76,188	5,764
*	ANI Pharmaceuticals Inc.	83,574	5,583
*	Progenics
	Pharmaceuticals Inc.	670,417	5,390
*	Amphastar
	Pharmaceuticals Inc.	338,205	5,161
*	CorVel Corp.	94,960	5,128
	Invacare Corp.	268,883	5,001
*	Cutera Inc.	116,914	4,712
	LeMaitre Vascular Inc.	132,382	4,432
*	Cross Country
	Healthcare Inc.	386,359	4,347
*	Anika Therapeutics Inc.	135,215	4,327
	Computer Programs &
	Systems Inc.	127,559	4,197
*	Cytokinetics Inc.	493,263	4,094
*	Lantheus Holdings Inc.	277,963	4,044
*	Depomed Inc.	596,933	3,982
	Aceto Corp.	801,249	2,684
*	Lannett Co. Inc.	131,713	1,791
*	Quorum Health Corp.	326,270	1,631
*	Community Health
	Systems Inc.	356,518	1,184
			813,541
Industrials (19.0%)
*	ASGN Inc.	379,422	29,667
*	Axon Enterprise Inc.	463,296	29,271
*	Trex Co. Inc.	466,300	29,186
	Insperity Inc.	293,292	27,936
	Korn/Ferry International	440,160	27,259
	Tetra Tech Inc.	457,461	26,761
*	Proto Labs Inc.	197,694	23,516
	Hillenbrand Inc.	488,584	23,037
	John Bean Technologies
	Corp.	258,396	22,971
	Barnes Group Inc.	388,084	22,858
	Applied Industrial
	Technologies Inc.	315,032	22,100
	SkyWest Inc.	416,983	21,641
	UniFirst Corp.	121,974	21,577

	Simpson Manufacturing
	Co. Inc.	324,278	20,167
	Moog Inc. Class A	252,585	19,692
	Exponent Inc.	396,194	19,136
*	Aerojet Rocketdyne
	Holdings Inc.	610,745	18,011
	Universal Forest
	Products Inc.	490,019	17,945
*	FTI Consulting Inc.	296,566	17,936
	Mobile Mini Inc.	364,966	17,117
	ABM Industries Inc.	583,245	17,019
	Watts Water
	Technologies Inc.
	Class A	213,678	16,752
	Matthews International
	Corp. Class A	280,869	16,515
*	Saia Inc.	201,637	16,302
*	Chart Industries Inc.	252,010	15,544
*	Mercury Systems Inc.	407,588	15,513
	Brady Corp. Class A	399,141	15,387
	Hawaiian Holdings Inc.	425,604	15,300
*	SPX FLOW Inc.	345,478	15,122
	Kaman Corp.	216,916	15,117
	Actuant Corp. Class A	511,983	15,027
*	Atlas Air Worldwide
	Holdings Inc.	207,196	14,856
*	Harsco Corp.	671,420	14,838
	Mueller Industries Inc.	496,184	14,642
	Franklin Electric Co. Inc.	320,147	14,439
	Allegiant Travel Co.
	Class A	102,720	14,273
	Albany International
	Corp.	232,671	13,995
	Forward Air Corp.	231,598	13,683
	Comfort Systems USA
	Inc.	293,547	13,444
	Matson Inc.	348,575	13,378
*	Hub Group Inc. Class A	265,917	13,243
	Cubic Corp.	197,625	12,688
	ESCO Technologies Inc.	217,769	12,565
*	Aerovironment Inc.	175,284	12,521
	US Ecology Inc.	195,946	12,482
	EnPro Industries Inc.	175,929	12,306
	Greenbrier Cos. Inc.	233,031	12,292
	AAR Corp.	262,287	12,194
*	SPX Corp.	345,251	12,101
	Apogee Enterprises Inc.	248,938	11,991
	Raven Industries Inc.	311,460	11,976
	Tennant Co.	150,009	11,851
	Interface Inc. Class A	515,340	11,827
*	Patrick Industries Inc.	205,052	11,657
	Federal Signal Corp.	486,814	11,338
	AAON Inc.	339,463	11,287
*	American Woodmark
	Corp.	120,333	11,017

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Standex International
	Corp.	107,391	10,975
*	WageWorks Inc.	217,135	10,857
*	Gibraltar Industries Inc.	279,179	10,469
	Astec Industries Inc.	169,093	10,112
	Viad Corp.	183,879	9,975
	ArcBest Corp.	217,082	9,921
*	TrueBlue Inc.	360,417	9,713
	AZZ Inc.	218,245	9,483
	Wabash National Corp.	501,537	9,359
	Lindsay Corp.	88,796	8,612
	Triumph Group Inc.	437,930	8,583
*	Navigant Consulting Inc.	386,626	8,560
	Multi-Color Corp.	131,512	8,502
*	PGT Innovations Inc.	406,769	8,481
	Briggs & Stratton Corp.	452,781	7,973
	Encore Wire Corp.	166,151	7,884
	Marten Transport Ltd.	326,937	7,667
	Heartland Express Inc.	405,030	7,513
	Alamo Group Inc.	82,127	7,421
*	Aegion Corp. Class A	283,628	7,303
*	Lydall Inc.	164,824	7,195
*	Team Inc.	290,297	6,706
*	Echo Global Logistics
	Inc.	223,325	6,532
	Quanex Building
	Products Corp.	353,738	6,350
	Griffon Corp.	356,376	6,344
	Kelly Services Inc.
	Class A	278,473	6,252
	Insteel Industries Inc.	183,760	6,138
*	Vicor Corp.	137,603	5,993
	National Presto
	Industries Inc.	48,193	5,976
	Heidrick & Struggles
	International Inc.	170,475	5,967
	Resources Connection
	Inc.	350,247	5,919
*	DXP Enterprises Inc.	145,663	5,564
	LSC Communications
	Inc.	354,386	5,550
*	MYR Group Inc.	152,069	5,392
	Titan International Inc.	502,366	5,390
	Essendant Inc.	402,485	5,321
*	Engility Holdings Inc.	165,926	5,084
	Forrester Research Inc.	112,916	4,737
*	Veritiv Corp.	106,784	4,255
	Powell Industries Inc.	95,497	3,326
*	Orion Group Holdings
	Inc.	378,828	3,129
	CIRCOR International
	Inc.	79,821	2,950
	RR Donnelley & Sons Co.	278,521	1,604
			1,265,303

Information Technology (15.3%)
*	Stamps.com Inc.	134,614	34,064
*	CACI International Inc.
	Class A	190,857	32,169
*	Semtech Corp.	547,813	25,775
	Cabot Microelectronics
	Corp.	210,769	22,670
*	Qualys Inc.	262,404	22,121
*	Advanced Energy
	Industries Inc.	342,095	19,872
*	II-VI Inc.	454,087	19,730
	Brooks Automation Inc.	604,031	19,703
*	Viavi Solutions Inc.	1,903,997	19,497
	Power Integrations Inc.	252,807	18,468
	Travelport Worldwide
	Ltd.	978,900	18,149
*	Finisar Corp.	964,600	17,363
*	Rogers Corp.	155,050	17,282
*	NETGEAR Inc.	272,069	17,004
*	Sanmina Corp.	573,095	16,792
*	Itron Inc.	273,774	16,440
*	Plexus Corp.	262,163	15,609
*	Anixter International Inc.	239,874	15,184
*	8x8 Inc.	756,258	15,163
*	ExlService Holdings Inc.	262,589	14,865
*	Insight Enterprises Inc.	299,245	14,642
*	SolarEdge Technologies
	Inc.	302,738	14,486
	Kulicke & Soffa
	Industries Inc.	606,751	14,453
	Progress Software Corp.	368,885	14,320
*	Blucora Inc.	383,897	14,204
*	Bottomline Technologies
	de Inc.	284,580	14,181
	TiVo Corp.	1,039,464	13,981
*	TTM Technologies Inc.	778,081	13,718
	Ebix Inc.	177,487	13,533
*	3D Systems Corp.	959,647	13,253
*	Oclaro Inc.	1,462,400	13,059
	Methode Electronics Inc.	308,996	12,452
*	Electronics For Imaging
	Inc.	380,182	12,379
*	Knowles Corp.	777,241	11,892
*	OSI Systems Inc.	153,442	11,866
*	Rambus Inc.	917,897	11,510
	Benchmark Electronics
	Inc.	393,123	11,459
*	Fabrinet	307,899	11,358
*	Diodes Inc.	322,387	11,113
	ManTech International
	Corp. Class A	203,817	10,933
	CSG Systems
	International Inc.	264,228	10,799
	Badger Meter Inc.	239,552	10,708

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	ePlus Inc.	113,686	10,698
*	Virtusa Corp.	215,244	10,478
	EVERTEC Inc.	475,580	10,391
*	KEMET Corp.	425,956	10,287
*	SPS Commerce Inc.	137,973	10,138
	CTS Corp.	277,572	9,993
*	MicroStrategy Inc.
	Class A	75,739	9,676
*	Sykes Enterprises Inc.	334,954	9,640
*	LivePerson Inc.	454,831	9,597
*	Cardtronics plc Class A	390,098	9,433
	NIC Inc.	591,578	9,199
*	ScanSource Inc.	222,936	8,984
*	Rudolph Technologies
	Inc.	302,112	8,942
	MTS Systems Corp.	161,691	8,513
*	CalAmp Corp.	354,626	8,309
*	Cray Inc.	335,001	8,241
*	Alarm.com Holdings Inc.	203,200	8,205
*	FARO Technologies Inc.	148,615	8,077
	Diebold Nixdorf Inc.	674,109	8,056
*	Super Micro Computer
	Inc.	336,215	7,951
*	XO Group Inc.	245,643	7,861
*	Nanometrics Inc.	219,637	7,777
*	Perficient Inc.	290,423	7,658
*	Shutterstock Inc.	159,073	7,550
	Monotype Imaging
	Holdings Inc.	356,791	7,243
	Comtech
	Telecommunications
	Corp.	225,330	7,183
	Xperi Corp.	437,244	7,040
	Cohu Inc.	281,623	6,903
	ADTRAN Inc.	464,062	6,891
*	CEVA Inc.	215,117	6,496
*	Photronics Inc.	779,609	6,217
	Park Electrochemical
	Corp.	257,715	5,976
*	Ultra Clean Holdings Inc.	356,900	5,925
*	Applied Optoelectronics
	Inc.	119,502	5,366
*	OneSpan Inc.	260,986	5,128
*	Digi International Inc.	384,990	5,082
*	Electro Scientific
	Industries Inc.	291,090	4,590
*	Control4 Corp.	185,912	4,519
	Daktronics Inc.	496,549	4,226
	TTEC Holdings Inc.	115,799	4,001
*	FormFactor Inc.	289,393	3,849
*	QuinStreet Inc.	297,779	3,782
*	DSP Group Inc.	296,065	3,686
*	PDF Solutions Inc.	303,497	3,636

*	Veeco Instruments Inc.	243,510	3,470
*	Harmonic Inc.	803,284	3,414
*	Agilysys Inc.	199,650	3,095
	Bel Fuse Inc. Class B	142,477	2,978
*	MaxLinear Inc.	161,269	2,514
*	Kopin Corp.	793,555	2,270
*	Liquidity Services Inc.	297,696	1,950
*	Axcelis Technologies Inc.	70,800	1,402
			1,022,705
Materials (5.1%)
*	Ingevity Corp.	338,925	27,405
	Balchem Corp.	250,240	24,558
	KapStone Paper and
	Packaging Corp.	684,726	23,623
	HB Fuller Co.	407,208	21,859
	Quaker Chemical Corp.	104,900	16,246
	Innospec Inc.	201,390	15,416
	Boise Cascade Co.	310,119	13,862
	Kaiser Aluminum Corp.	128,050	13,331
	Stepan Co.	168,861	13,173
*	Kraton Corp.	268,994	12,411
*	AK Steel Holding Corp.	2,670,679	11,591
	Schweitzer-Mauduit
	International Inc.	259,782	11,358
	Neenah Inc.	131,980	11,198
	A Schulman Inc.	233,631	10,397
*	AdvanSix Inc.	264,637	9,694
	PH Glatfelter Co.	466,756	9,144
	Innophos Holdings Inc.	188,875	8,990
	Materion Corp.	160,564	8,694
	Rayonier Advanced
	Materials Inc.	434,166	7,420
*	Century Aluminum Co.	470,516	7,411
*	SunCoke Energy Inc.	548,089	7,344
*	Koppers Holdings Inc.	186,813	7,164
*	US Concrete Inc.	133,363	7,002
	Tredegar Corp.	260,745	6,127
*	TimkenSteel Corp.	350,251	5,727
	American Vanguard Corp.	237,428	5,449
	FutureFuel Corp.	333,304	4,670
	Hawkins Inc.	127,612	4,511
	Myers Industries Inc.	220,505	4,234
*	Clearwater Paper Corp.	175,004	4,043
	Haynes International Inc.	104,620	3,844
	Olympic Steel Inc.	126,350	2,579
*	LSB Industries Inc.	58,717	311
*	Flotek Industries Inc.	8,900	29
			340,815
Other (3.3%)
2	Vanguard Real Estate
	ETF	2,700,000	219,915

Tax-Managed Small-Cap Fund

		Market
		Value•
	Shares	($000)
Real Estate (2.6%)
DiamondRock
Hospitality Co.	1,116,993	13,717
EastGroup Properties Inc.	133,506	12,758
Kite Realty Group Trust	655,365	11,194
PS Business Parks Inc.	70,631	9,076
Acadia Realty Trust	329,740	9,025
Retail Opportunity
Investments Corp.	443,301	8,494
HFF Inc. Class A	239,047	8,211
RE/MAX Holdings Inc.
Class A	135,568	7,111
Chesapeake Lodging Trust	222,783	7,049
Lexington Realty Trust	779,396	6,804
National Storage
Affiliates Trust	198,052	6,104
Summit Hotel
Properties Inc.	410,468	5,874
Four Corners Property
Trust Inc.	226,948	5,590
Global Net Lease Inc.	250,000	5,107
LTC Properties Inc.	116,552	4,981
Agree Realty Corp.	94,290	4,976
American Assets Trust
Inc.	111,463	4,268
Ramco-Gershenson
Properties Trust	312,635	4,130
CareTrust REIT Inc.	211,982	3,538
Getty Realty Corp.	123,157	3,469
CBL & Associates
Properties Inc.	596,470	3,322
Easterly Government
Properties Inc.	165,000	3,260
Chatham Lodging Trust	145,791	3,094
Washington Prime
Group Inc.	380,413	3,085
Pennsylvania REIT	273,910	3,010
Universal Health Realty
Income Trust	46,247	2,959
Independence Realty
Trust Inc.	277,752	2,864
Hersha Hospitality Trust
Class A	109,499	2,349
Saul Centers Inc.	42,134	2,257
Community Healthcare
Trust Inc.	60,700	1,813
Urstadt Biddle
Properties Inc. Class A	76,220	1,725
Cedar Realty Trust Inc.	116,966	552
Armada Hoffler
Properties Inc.	22,216	331
Whitestone REIT	16,156	202
Franklin Street
Properties Corp.	23,400	200
		172,499

			Market
			Value•
		Shares	($000)
Telecommunication Services (1.1%)
*	Vonage Holdings Corp.	1,794,119	23,126
	Cogent Communications
	Holdings Inc.	353,158	18,859
*	Iridium Communications
	Inc.	730,477	11,761
	ATN International Inc.	105,581	5,571
	Spok Holdings Inc.	320,163	4,818
	Frontier Communications
	Corp.	699,441	3,749
	Consolidated
	Communications
	Holdings Inc.	283,060	3,499
			71,383
	Utilities (2.1%)
	Avista Corp.	525,077	27,650
	Spire Inc.	367,964	25,997
	South Jersey Industries
	Inc.	654,405	21,903
	El Paso Electric Co.	325,660	19,246
	American States Water
	Co.	286,212	16,360
	California Water Service
	Group	373,375	14,543
	Northwest Natural Gas
	Co.	219,765	14,021
			139,720
	Total Common Stocks
	(Cost $4,244,961)		6,637,916
Temporary Cash Investments (0.7%)[1]
	Money Market Fund (0.7%)
3	Vanguard Market Liquidity
	Fund, 2.122%	439,148	43,919

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill,
	1.934%, 10/11/18	1,120	1,114
4	United States Treasury Bill,
	2.034%, 11/15/18	200	199
			1,313
Total Temporary Cash Investments
	(Cost $45,228)		45,232
	Total Investments (100.2%)
	(Cost $4,290,189)		6,683,148

Tax-Managed Small-Cap Fund

Amount
($000)
Other Assets and Liabilities (-0.2%)
Other Assets
Investment in Vanguard	347
Receivables for Accrued Income	5,384
Receivables for Capital Shares Issued	7,435
Total Other Assets	13,166
Liabilities
Payables for Investment Securities
Purchased	(15,015)
Payables for Capital Shares Redeemed	(9,272)
Payables to Vanguard	(2,045)
Variation Margin Payable—
Futures Contracts	(60)
Other Liabilities	(1,484)
Total Liabilities	(27,876)
Net Assets (100%)	6,668,438

At June 30, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	4,468,264
Undistributed Net Investment Income	3,713
Accumulated Net Realized Losses	(195,967)
Unrealized Appreciation (Depreciation)
Investment Securities	2,392,959
Futures Contracts	(531)
Net Assets	6,668,438

Admiral Shares—Net Assets
Applicable to 91,138,815 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,114,554
Net Asset Value Per Share—
Admiral Shares	$67.09

Institutional Shares—Net Assets
Applicable to 8,236,868 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	553,884
Net Asset Value Per Share—
Institutional Shares	$67.24

• See Note A in Notes to Financial Statements. * Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.

2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4 Securities with a value of $1,313,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Tax-Managed Small-Cap Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2018	405	33,362	(531)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Operations

Six Months Ended
June 30, 2018
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers	33,099
Dividends—Affiliated Issuers	—
Interest—Unaffiliated Issuers	14
Interest—Affiliated Issuers	289
Total Income	33,402
Expenses
The Vanguard Group—Note B
Investment Advisory Services	765
Management and Administrative—Admiral Shares	1,634
Management and Administrative—Institutional Shares	83
Marketing and Distribution—Admiral Shares	161
Marketing and Distribution—Institutional Shares	4
Custodian Fees	22
Shareholders’ Reports—Admiral Shares	26
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	2
Total Expenses	2,699
Net Investment Income	30,703
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	311,651
Investment Securities Sold—Affiliated Issuers	1,834
Futures Contracts	5,180
Realized Net Gain (Loss)	318,665
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	210,142
Investment Securities—Affiliated Issuers	(3,411)
Futures Contracts	(660)
Change in Unrealized Appreciation (Depreciation)	206,071
Net Increase (Decrease) in Net Assets Resulting from Operations	555,439

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	30,703	63,105
Realized Net Gain (Loss)	318,665	223,265
Change in Unrealized Appreciation (Depreciation)	206,071	393,439
Net Increase (Decrease) in Net Assets Resulting from Operations	555,439	679,809
Distributions
Net Investment Income
Admiral Shares	(22,622)	(58,195)
Institutional Shares	(2,097)	(4,878)
Realized Capital Gain
Admiral Shares	—	—
Institutional Shares	—	—
Return of Capital
Admiral Shares	—	(1,553)
Institutional Shares	—	(130)
Total Distributions	(24,719)	(64,756)
Capital Share Transactions
Admiral Shares	200,840	186,606
Institutional Shares	17,505	66,991
Net Increase (Decrease) from Capital Share Transactions	218,345	253,597
Total Increase (Decrease)	749,065	868,650
Net Assets
Beginning of Period	5,919,373	5,050,723
End of Period[1]	6,668,438	5,919,373

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $3,713,000 and ($2,271,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$61.63	$55.16	$44.37	$45.78	$43.53	$31.16
Investment Operations
Net Investment Income	. 315[1]	.666[1]	.558	.556	.463	.383
Net Realized and Unrealized Gain (Loss)
on Investments	5.392	6.486	10.788	(1.406)	2.242	12.389
Total from Investment Operations	5.707	7.152	11.346	(.850)	2.705	12.772
Distributions
Dividends from Net Investment Income	(.247)	(.664)	(.556)	(.560)	(.455)	(.402)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	(.018)	—	—	—	—
Total Distributions	(.247)	(.682)	(.556)	(.560)	(.455)	(.402)
Net Asset Value, End of Period	$67.09	$61.63	$55.16	$44.37	$45.78	$43.53

Total Return[2]	9.27%	13.05%	25.73%	-1.85%	6.23%	41.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,115	$5,428	$4,671	$3,419	$3,382	$3,143
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.11%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.01%	1.17%	1.19%	1.21%	1.06%	1.05%
Portfolio Turnover Rate [3]	34%	37%	45%	33%	40%	31%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$61.77	$55.29	$44.47	$45.88	$43.63	$31.22
Investment Operations
Net Investment Income	. 324[1]	.693[1]	.572	.576	.481	. 398
Net Realized and Unrealized Gain (Loss)
on Investments	5.403	6.488	10.818	(1.406)	2.242	12.428
Total from Investment Operations	5.727	7.181	11.390	(.830)	2.723	12.826
Distributions
Dividends from Net Investment Income	(.257)	(.683)	(.570)	(.580)	(.473)	(.416)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	(.018)	—	—	—	—
Total Distributions	(.257)	(.701)	(.570)	(.580)	(.473)	(.416)
Net Asset Value, End of Period	$67.24	$61.77	$55.29	$44.47	$45.88	$43.63

Total Return	9.28%	13.08%	25.78%	-1.80%	6.26%	41.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$554	$492	$379	$276	$236	$237
Ratio of Total Expenses to
Average Net Assets	0.06%	0.06%	0.06%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.04%	1.20%	1.22%	1.25%	1.10%	1.09%
Portfolio Turnover Rate[2]	34%	37%	45%	33%	40%	31%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Notes to Financial Statements

Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing-house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearing-house imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and for the period ended June 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Tax-Managed Small-Cap Fund

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2018, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2018, the fund had contributed to Vanguard capital in the amount of $347,000, representing 0.01% of the fund’s net assets and 0.14% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Tax-Managed Small-Cap Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,637,916	—	—
Temporary Cash Investments	43,919	1,313	—
Futures Contracts—Liabilities[1]	(60)	—	—
Total	6,681,775	1,313	—
1 Represents variation margin on the last day of the reporting period.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2018, the fund realized $384,308,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2017, the fund had available capital losses totaling $130,195,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2018, the cost of investment securities for tax purposes was $4,290,189,000. Net unrealized appreciation of investment securities for tax purposes was $2,392,959,000, consisting of unrealized gains of $2,448,326,000 on securities that had risen in value since their purchase and $55,367,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2018, the fund purchased $1,857,426,000 of investment securities and sold $1,630,637,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $587,309,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Tax-Managed Small-Cap Fund

F. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
	June 30, 2018		December 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	1,052,220	16,394	1,074,323	18,944
Issued in Lieu of Cash Distributions	16,956	256	45,494	786
Redeemed	(868,336)	(13,575)	(933,211)	(16,353)
Net Increase (Decrease)—Admiral Shares	200,840	3,075	186,606	3,377
Institutional Shares
Issued	27,106	429	109,542	1,862
Issued in Lieu of Cash Distributions	1,359	20	3,241	56
Redeemed	(10,960)	(172)	(45,792)	(818)
Net Increase (Decrease)—Institutional Shares	17,505	277	66,991	1,100

G. Transactions during the period in investments where the issuer is another member of the Vanguard Group were as follows:

					Current Period Transactions
	Dec. 31,		Proceeds	Realized				June 30,
	2017		from	Net	Change in		Capital Gain	2018
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	22,275	NA1	NA1	11	3	289	—	43,919
Vanguard
Real Estate ETF	174,258	408,256	361,008	1,823	(3,414)	—	—	219,915
Total	196,533			1,834	(3,411)	289	—	263,834
1 Not applicable—purchases and sales are for temporary cash investment purposes.

H. Management has determined that no events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2017	6/30/2018	Period
Based on Actual Fund Return
Tax-Managed Balanced Fund	$1,000.00	$1,013.55	$0.45
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,027.39	$0.45
Institutional Shares	1,000.00	1,027.45	0.30
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,092.67	$0.47
Institutional Shares	1,000.00	1,092.77	0.31
Based on Hypothetical 5% Yearly Return
Tax-Managed Balanced Fund	$1,000.00	$1,024.35	$0.45
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,024.35	$0.45
Institutional Shares	1,000.00	1,024.50	0.30
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,024.35	$0.45
Institutional Shares	1,000.00	1,024.50	0.30

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.09%; for the Tax-Managed Capital Appreciation Fund, 0.09% for Admiral Shares and 0.06% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.09% for Admiral Shares and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Capital Appreciation Fund, and Vanguard Tax-Managed Small-Cap Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index and Fixed Income Groups. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. Both the Equity Index Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about each fund’s most recent performance can be found on the Performance Summary pages of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Largest Area Concentrations. An indicator of diversification. The less concentrated a fund’s holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Tax-Managed Balanced Composite Index: Weighted 50% Russell 1000 Index and 50% Bloomberg Barclays 7 Year Municipal Bond Index through January 31, 2002, and 50% Russell 1000 Index and 50% Bloomberg Barclays 1–15 Year Municipal Bond Index thereafter.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays 1–15 Year Municipal Bond Index (the Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Tax-Managed Balanced Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Tax-Managed Balanced Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Tax-Managed Balanced Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Tax-Managed Balanced Fund or the owners of the Tax-Managed Balanced Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Tax-Managed Balanced Fund. Investors acquire the Tax-Managed Balanced Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Tax-Managed Balanced Fund. The Tax-Managed Balanced Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Tax-Managed Balanced Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Tax-Managed Balanced Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Tax-Managed Balanced Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Tax-Managed Balanced Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Tax-Managed Balanced Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Tax-Managed Balanced Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Tax-Managed Balanced Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR

TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE TAX-MANAGED BALANCED FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2018 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2018, Bloomberg. All rights reserved.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600 Valley Forge, PA 19482-2600
Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1032 082018

Semiannual Report | June 30, 2018
Vanguard Developed Markets Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	3
Fund Profile.	5
Performance Summary.	7
Financial Statements.	8
About Your Fund’s Expenses.	29
Trustees Approve Advisory Arrangement.	31
Glossary.	33

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• International equity markets lost ground over the first half of 2018 in an environment marked by heightened volatility. Concerns about monetary policy, trade tariffs, and oil prices countered strong job reports and decent corporate earnings. Developed markets outperformed emerging markets, and broad European markets outpaced U.K. stocks. Equities in the Pacific region performed well in early 2018 but fell back as the year progressed.

• For the six months ended June 30, 2018, Vanguard Developed Markets Index Fund returned –2.79% for Investor Shares. The fund slightly edged its target index, the FTSE Developed All Cap ex US Index, after accounting for fair-value pricing. It performed in line with the average return of its international fund peers.

• The fund recorded negative returns in five of the ten industry sectors, with financials (–6.6%), consumer goods (–4.4%), and industrials (–2.8%) detracting most. The biggest contributors to performance were oil and gas (+6.3%), health care (+2.1%), and consumer services (+1.5%).

Total Returns: Six Months Ended June 30, 2018
Total
Returns
Vanguard Developed Markets Index Fund
Investor Shares	-2.79%
FTSE Developed Markets ETF Shares
Market Price	-2.96
Net Asset Value	-2.69
Admiral™ Shares	-2.67
Institutional Shares	-2.65
Institutional Plus Shares	-2.68
FTSE Developed All Cap ex US Index	-2.84
International Funds Average	-2.75

International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Expense Ratios
Your Fund Compared With Its Peer Group
		FTSE
		Developed
		Markets
	Investor	ETF	Admiral	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
Developed Markets Index Fund	0.17%	0.07%	0.07%	0.06%	0.05%	1.31%

The fund expense ratios shown are from the prospectus dated April 25, 2018, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2018, the fund’s annualized expense ratios were 0.17% for Investor Shares, 0.07% for FTSE Developed Markets ETF Shares, 0.07% for Admiral Shares, 0.06% for Institutional Shares, and 0.05% for Institutional Plus Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2017.

Peer group: International Funds.

2

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority

3

front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make

Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
July 13, 2018

Market Barometer
			Total Returns
		Periods Ended June 30, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	2.85%	14.54%	13.37%
Russell 2000 Index (Small-caps)	7.66	17.57	12.46
Russell 3000 Index (Broad U.S. market)	3.22	14.78	13.29
FTSE All-World ex US Index (International)	-3.83	7.28	6.35

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.62%	-0.40%	2.27%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.25	1.56	3.53
FTSE Three-Month U. S. Treasury Bill Index	0.78	1.33	0.38

CPI
Consumer Price Index	2.22%	2.87%	1.54%

4

Developed Markets Index Fund

Fund Profile
As of June 30, 2018

Share-Class Characteristics
FTSE
Developed
	Investor	Markets ETF	Admiral	Institutional	Institutional
	Shares	Shares	Shares	Shares	Plus Shares
Ticker Symbol	VDVIX	VEA	VTMGX	VTMNX	VDIPX
Expense Ratio[1]	0.17%	0.07%	0.07%	0.06%	0.05%

Portfolio Characteristics
		FTSE
		Developed	FTSE Global
		All Cap ex	All Cap ex
	Fund	US Index	US Index
Number of Stocks	3,906	3,839	5,997
Median Market Cap	$28.2B	$28.2B	$25.8B
Price/Earnings Ratio	14.1x	14.1x	14.1x
Price/Book Ratio	1.6x	1.6x	1.6x
Return on Equity	11.2%	11.2%	12.3%
Earnings Growth
Rate	8.4%	8.4%	9.7%
Dividend Yield	3.0%	3.0%	2.9%
Turnover Rate
(Annualized)	3%	—	—
Short-Term
Reserves	-0.5%	—	—

Sector Diversification (% of equity exposure)
		FTSE
		Developed	FTSE Global
		All Cap ex	All Cap ex
	Fund	US Index	US Index
Basic Materials	7.7%	7.7%	7.6%
Consumer Goods	17.4	17.4	15.4
Consumer Services	8.4	8.4	9.3
Financials	23.6	23.6	24.4
Health Care	9.2	9.2	7.9
Industrials	16.0	16.0	14.8
Oil & Gas	6.6	6.6	6.9
Technology	4.9	4.9	7.3
Telecommunications	3.0	3.0	3.3
Utilities	3.2	3.2	3.1

Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Volatility Measures
	Spliced
	Developed	FTSE Global
	ex US	All Cap ex
	Index	US Index
R-Squared	0.98	0.96
Beta	0.93	0.92

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Royal Dutch Shell plc	Integrated Oil & Gas	1.5%
Nestle SA	Food Products	1.2
Samsung Electronics Co. Consumer
Ltd.	Electronics	1.2
HSBC Holdings plc	Banks	1.0
Toyota Motor Corp.	Automobiles	0.9
Novartis AG	Pharmaceuticals	0.9
Roche Holding AG	Pharmaceuticals	0.8
TOTAL SA	Integrated Oil & Gas	0.8
BP plc	Integrated Oil & Gas	0.8
Unilever	Personal Products	0.8
Top Ten		9.9%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of portfolio)

1 The expense ratios shown are from the prospectus dated April 25, 2018, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2018, the annualized expense ratios were 0.17% for Investor Shares, 0.07% for FTSE Developed Markets ETF Shares, 0.07% for Admiral Shares, 0.06% for Institutional Shares, and 0.05% for Institutional Plus Shares.

5

Developed Markets Index Fund

Market Diversification (% of equity exposure)
		FTSE	FTSE
		Developed	Global
		All Cap ex	All Cap ex
	Fund	US Index	US Index
Europe
United
Kingdom	15.9%	15.9%	12.6%
France	8.3	8.3	6.5
Germany	7.8	7.8	6.2
Switzerland	6.3	6.3	5.0
Netherlands	3.0	3.0	2.3
Spain	2.6	2.6	2.0
Sweden	2.5	2.5	2.0
Italy	2.3	2.3	1.8
Denmark	1.4	1.4	1.1
Finland	1.0	1.0	0.8
Belgium	1.0	1.0	0.8
Other	1.5	1.5	1.2
Subtotal	53.6%	53.6%	42.3%
Pacific
Japan	22.2%	22.2%	17.6%
Australia	6.2	6.2	4.9
South Korea	4.5	4.5	3.6
Hong Kong	3.2	3.2	2.5
Singapore	1.1	1.1	0.9
Other	0.3	0.3	0.2
Subtotal	37.5%	37.5%	29.7%
Emerging
Markets	0.0%	0.0%	21.0%
North America
Canada	8.4%	8.4%	6.6%
Middle East	0.5%	0.5%	0.4%

6

Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2007, Through June 30, 2018

Average Annual Total Returns: Periods Ended June 30, 2018
	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	12/19/2013	7.16%	—	4.50%[1]
FTSE Developed Markets ETF
Shares	7/20/2007
Market Price		6.89	6.87%	3.19
Net Asset Value		7.28	6.96	3.23
Admiral Shares	8/17/1999	7.25	6.95	3.22
Institutional Shares	1/4/2001	7.33	6.97	3.26
Institutional Plus Shares	4/1/2014	7.29	—	3.87 [1]
1 Return since inception.

7

Developed Markets Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Australia
	Commonwealth Bank of Australia	9,939,881	536,083	0.5%
	BHP Billiton Ltd.	18,129,879	453,646	0.4%
	Westpac Banking Corp.	19,318,171	419,532	0.4%
	CSL Ltd.	2,550,817	363,091	0.3%
	Australia & New Zealand Banking Group Ltd.	16,364,838	342,509	0.3%
[1,2]	Australia—Other †		4,593,198	4.3%
			6,708,059	6.2%

[1,2]Austria †			334,323	0.3%

Belgium
	Anheuser-Busch InBev SA/NV	4,284,553	432,162	0.4%
	Belgium—Other †		636,296	0.6%
			1,068,458	1.0%
Canada
	Royal Bank of Canada	8,149,017	613,602	0.6%
	Toronto-Dominion Bank	10,406,641	602,321	0.5%
	Bank of Nova Scotia	6,871,276	389,075	0.4%
	Suncor Energy Inc.	9,225,762	375,445	0.3%
	Enbridge Inc.	9,593,332	342,971	0.3%
	Canadian National Railway Co.	4,145,886	339,107	0.3%
1	Canada—Other †		6,387,910	5.9%
			9,050,431	8.3%
Denmark
	Novo Nordisk A/S Class B	9,588,306	442,889	0.4%
1	Denmark—Other †		1,070,120	1.0%
			1,513,009	1.4%

8

Developed Markets Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Finland †		1,073,422	1.0%

France
TOTAL SA	14,180,991	861,153	0.8%
Sanofi	6,119,191	491,124	0.5%
LVMH Moet Hennessy Louis Vuitton SE	1,400,501	464,993	0.4%
BNP Paribas SA	6,100,948	377,386	0.4%
Airbus SE	3,099,647	361,713	0.3%
1 France—Other †		6,323,957	5.8%
		8,880,326	8.2%
Germany
SAP SE	5,463,615	630,599	0.6%
Bayer AG	5,267,238	578,468	0.5%
Siemens AG	4,329,816	570,479	0.5%
Allianz SE	2,467,709	508,484	0.5%
BASF SE	5,162,852	492,891	0.5%
1 Germany—Other †		5,646,008	5.2%
		8,426,929	7.8%
Hong Kong
AIA Group Ltd.	68,216,804	594,265	0.6%
Hang Seng Bank Ltd.	4,084,651	101,995	0.1%
Canvest Environmental Protection Group Co. Ltd.	4,001,000	2,145	0.0%
[1,2] Hong Kong—Other †		2,771,038	2.5%
		3,469,443	3.2%

[2]Ireland †		253,596	0.2%

Israel †		503,391	0.5%

[1]Italy †		2,451,933	2.2%

Japan
Toyota Motor Corp.	14,459,130	935,057	0.9%
Mitsubishi UFJ Financial Group Inc.	72,398,857	410,131	0.4%
Sony Corp.	7,140,259	365,684	0.3%
SoftBank Group Corp.	4,807,895	343,323	0.3%
Japan—Other †		21,890,968	20.2%
		23,945,163	22.1%

Mexico †		7,958	0.0%

Netherlands
Unilever NV	8,534,409	475,512	0.4%
ASML Holding NV	2,291,881	453,529	0.4%
ING Groep NV	21,961,334	315,245	0.3%
1 Netherlands—Other †		1,906,065	1.8%
		3,150,351	2.9%

New Zealand †		312,743	0.3%

[1]Norway †		837,829	0.8%

Portugal †		190,120	0.2%

9

Developed Markets Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
[2]Singapore †			1,208,604	1.1%

South Korea
	Samsung Electronics Co. Ltd.	23,517,591	985,142	0.9%
	Samsung Electronics Co. Ltd. GDR	141,156	146,402	0.2%
	Samsung Electronics Co. Ltd. Preference Shares	4,251,550	143,570	0.1%
	Hankook Shell Oil Co. Ltd.	3,259	1,034	0.0%
[1,2]	South Korea—Other †		3,582,889	3.3%
			4,859,037	4.5%
Spain
	Banco Santander SA	89,995,896	480,981	0.4%
1	Spain—Other †		2,295,115	2.1%
			2,776,096	2.5%

[1]Sweden †			2,686,552	2.5%

Switzerland
	Nestle SA	17,266,710	1,338,185	1.2%
	Novartis AG	12,278,200	930,085	0.9%
	Roche Holding AG	3,903,365	865,993	0.8%
1	Switzerland—Other †		3,672,177	3.4%
			6,806,440	6.3%
United Kingdom
	HSBC Holdings plc	113,409,785	1,059,754	1.0%
	Royal Dutch Shell plc Class A (London Shares)	25,881,037	895,726	0.8%
	BP plc	110,230,413	838,700	0.8%
	Royal Dutch Shell plc Class B	21,160,731	757,838	0.7%
	British American Tobacco plc	12,519,177	630,641	0.6%
	GlaxoSmithKline plc	27,504,874	554,531	0.5%
	AstraZeneca plc	7,153,946	494,824	0.5%
	Diageo plc	13,620,803	489,346	0.4%
	Vodafone Group plc	150,663,334	364,955	0.3%
	Rio Tinto plc	6,497,772	358,152	0.3%
	Unilever plc	6,472,898	357,570	0.3%
	Lloyds Banking Group plc	405,389,207	336,363	0.3%
	Prudential plc	14,619,765	333,281	0.3%
	Glencore plc	65,875,594	312,767	0.3%
	Royal Dutch Shell plc Class A	72,780	2,526	0.0%
[1,2]	United Kingdom—Other †		9,284,929	8.6%
			17,071,903	15.7%
Total Common Stocks (Cost $93,517,122)			107,586,116	99.2%[3]

10

Developed Markets Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market Liquidity Fund	2.122%	14,177,262	1,417,868	1.3%

6U. S. Government and Agency Obligations †			82,429	0.1%
Total Temporary Cash Investments (Cost $1,500,075)			1,500,297	1.4%[3]
[7]Total Investments (Cost $95,017,197)			109,086,413	100.6%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			5,870
Receivables for Investment Securities Sold			61,307
Receivables for Accrued Income			384,428
Receivables for Capital Shares Issued			60,221
Variation Margin Receivable—Futures Contracts			5,989
Unrealized Appreciation—Forwards Currency Contracts			2,132
Other Assets [8]			81,455
Total Other Assets			601,402	0.6%
Liabilities
Payables for Investment Securities Purchased			(6,731)
Collateral for Securities on Loan			(1,141,242)
Payables for Capital Shares Redeemed			(111,551)
Payables to Vanguard			(20,200)
Variation Margin Payable—Futures Contracts			(324)
Unrealized Depreciation—Forwards Currency Contracts			(15,880)
Total Liabilities			(1,295,928)	(1.2%)
Net Assets			108,391,887	100.0%

At June 30, 2018, net assets consisted of:
				Amount
				($000)
Paid-in Capital				96,601,330
Overdistributed Net Investment Income				(13,638)
Accumulated Net Realized Losses				(2,235,483)
Unrealized Appreciation (Depreciation)
Investment Securities				14,069,216
Futures Contracts				(8,898)
Forward Currency Contracts				(13,748)
Foreign Currencies				(6,892)
Net Assets				108,391,887

11

Developed Markets Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 79,031,848 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	844,439
Net Asset Value Per Share—Investor Shares	$10.68

ETF Shares—Net Assets
Applicable to 1,631,120,473 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	70,016,291
Net Asset Value Per Share—ETF Shares	$42.93

Admiral Shares—Net Assets
Applicable to 1,162,607,775 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	16,044,605
Net Asset Value Per Share—Admiral Shares	$13.80

Institutional Shares—Net Assets
Applicable to 823,856,272 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	11,384,994
Net Asset Value Per Share—Institutional Shares	$13.82

Institutional Plus Shares—Net Assets
Applicable to 467,678,589 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	10,101,558
Net Asset Value Per Share—Institutional Plus Shares	$21.60

• See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate value of these securities was $1,311,113,000, representing 1.2% of net assets.
2 Certain of the fund’s securities are valued using significant unobservable inputs.
3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $1,141,242,000 of collateral received for securities on loan.
6 Securities with a value of $40,449,000 have been segregated as initial margin for open futures contracts.
7 The total value of securities on loan is $1,031,050,000.
8 Cash of $19,003,000 has been segregated as collateral for open forward currency contracts.
GDR—Global Depositary Receipt.

12

Developed Markets Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	September 2018	7,298	288,941	(5,006)
Topix Index	September 2018	1,514	236,535	(5,158)
FTSE 100 Index	September 2018	1,601	160,675	(410)
S&P/TSX 60 Index	September 2018	616	90,219	712
S&P ASX 200 Index	September 2018	748	84,944	964
				(8,898)

Unrealized appreciation (depreciation) on open futures contracts, except for Topix Index, S&P/TSX 60 Index, and S&P ASX 200 Index contracts, is required to be treated as realized gain (loss) for tax purposes. Unrealized appreciation (depreciation) for Topix Index, S&P/TSX 60 Index, and S&P ASX 200 Index futures contracts is generally treated the same for financial reporting and tax purposes.

Forward Currency Contracts
						Unrealized
	Contract					Appreciation
	Settlement		Contract Amount (000)			(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America, N.A.	9/26/18	EUR	372,491	USD	442,395	(4,445)
Barclays Bank plc	9/26/18	GBP	162,689	USD	218,621	(3,054)
Bank of America, N.A.	9/19/18	JPY	22,212,841	USD	203,996	(2,202)
BNP Paribas	9/25/18	CAD	172,262	USD	132,932	(1,703)
Toronto-Dominion Bank	9/25/18	AUD	154,485	USD	114,021	336
JPMorgan Chase Bank, N.A.	9/19/18	JPY	8,147,764	USD	74,786	(767)
BNP Paribas	9/19/18	JPY	4,526,535	USD	41,587	(465)
JPMorgan Chase Bank, N.A.	9/26/18	EUR	29,712	USD	34,863	71
Barclays Bank plc	9/19/18	JPY	3,149,510	USD	28,803	(191)
UBS AG	9/26/18	GBP	14,558	USD	19,319	(29)
JPMorgan Chase Bank, N.A.	9/26/18	GBP	11,487	USD	15,437	(217)
Toronto-Dominion Bank	9/26/18	EUR	12,258	USD	14,548	(135)
Credit Suisse International	9/25/18	CAD	13,002	USD	9,789	115
JPMorgan Chase Bank, N.A.	9/25/18	AUD	11,227	USD	8,298	13
Goldman Sachs International	9/25/18	CAD	7,084	USD	5,467	(70)
Bank of America, N.A.	9/25/18	AUD	2,596	USD	1,917	4
JPMorgan Chase Bank, N.A.	9/26/18	USD	120,163	EUR	102,810	(715)
BNP Paribas	9/25/18	USD	101,119	CHF	100,000	(638)

13

Developed Markets Index Fund

Forward Currency Contracts (continued)
						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Goldman Sachs International	9/19/18	USD	94,128	JPY	10,286,650	677
BNP Paribas	9/26/18	USD	67,963	EUR	58,094	(341)
Citibank, N.A.	9/19/18	USD	56,121	JPY	6,133,725	399
UBS AG	9/25/18	USD	50,491	EUR	43,000	(62)
BNP Paribas	9/26/18	USD	50,299	GBP	37,680	372
Credit Suisse International	9/26/18	USD	37,330	GBP	28,064	145
Toronto-Dominion Bank	9/25/18	USD	35,911	CAD	47,755	(468)
Goldman Sachs International	9/25/18	USD	21,102	AUD	28,587	(59)
Citibank, N.A.	9/25/18	USD	20,687	CAD	27,482	(249)
Citibank, N.A.	9/25/18	USD	19,784	AUD	26,797	(52)
UBS AG	8/3/18	USD	17,544	EUR	15,000	(18)
						(13,748)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

At June 30, 2018, the counterparties had deposited in segregated accounts securities with a value of $536,000 and cash of $970,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Developed Markets Index Fund

Statement of Operations

Six Months Ended
June30,2018
($000)
Investment Income
Income
Dividends[1]	2,069,816
Interest [2]	7,854
Securities Lending—Net	40,294
Total Income	2,117,964
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,449
Management and Administrative—Investor Shares	592
Management and Administrative—ETF Shares	15,385
Management and Administrative—Admiral Shares	3,361
Management and Administrative—Institutional Shares	2,282
Management and Administrative—Institutional Plus Shares	1,522
Marketing and Distribution—Investor Shares	85
Marketing and Distribution—ETF Shares	1,820
Marketing and Distribution—Admiral Shares	627
Marketing and Distribution—Institutional Shares	141
Marketing and Distribution—Institutional Plus Shares	39
Custodian Fees	6,077
Shareholders’ Reports—Investor Shares	12
Shareholders’ Reports—ETF Shares	825
Shareholders’ Reports—Admiral Shares	73
Shareholders’ Reports—Institutional Shares	18
Shareholders’ Reports—Institutional Plus Shares	8
Trustees’ Fees and Expenses	34
Total Expenses	35,350
Net Investment Income	2,082,614
Realized Net Gain (Loss)
Investment Securities Sold [2]	239,476
Futures Contracts	15,586
Forward Currency Contracts	(17,178)
Foreign Currencies	(12,877)
Realized Net Gain (Loss)	225,007
Change in Unrealized Appreciation (Depreciation)
Investment Securities [2]	(5,347,530)
Futures Contracts	(11,330)
Forward Currency Contracts	(22,504)
Foreign Currencies	(7,275)
Change in Unrealized Appreciation (Depreciation)	(5,388,639)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,081,018)

1 Dividends are net of foreign withholding taxes of $212,087,000.
2 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $7,268,000, $416,000, and $79,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Developed Markets Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,082,614	2,489,259
Realized Net Gain (Loss)	225,007	(27,790)
Change in Unrealized Appreciation (Depreciation)	(5,388,639)	17,610,937
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,081,018)	20,072,406
Distributions
Net Investment Income
Investor Shares	(13,398)	(27,199)
ETF Shares	(1,138,409)	(1,731,736)
Admiral Shares	(257,684)	(386,199)
Institutional Shares	(186,126)	(320,992)
Institutional Plus Shares	(161,404)	(273,211)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(1,757,021)	(2,739,337)
Capital Share Transactions
Investor Shares	(69,386)	(117,734)
ETF Shares	4,756,474	17,393,805
Admiral Shares	1,577,218	3,023,723
Institutional Shares	(114,669)	773,354
Institutional Plus Shares	443,760	874,549
Net Increase (Decrease) from Capital Share Transactions	6,593,397	21,947,697
Total Increase (Decrease)	1,755,358	39,280,766
Net Assets
Beginning of Period	106,636,529	67,355,763
End of Period[1]	108,391,887	106,636,529

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($13,638,000) and ($326,354,000).

See accompanying Notes, which are an integral part of the Financial Statements.

16

Developed Markets Index Fund

Financial Highlights

Investor Shares
Six Months						Dec. 19,
	Ended					2013[1] to
For a Share Outstanding	June 30,	Year Ended December 31,				Dec. 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.16	$9.09	$9.15	$9.42	$10.34	$10.00
Investment Operations
Net Investment Income	. 202 [2]	.284[2]	.262	.261	.337	.008
Net Realized and Unrealized Gain (Loss)
on Investments	(. 513)	2.086	(. 054)	(. 276)	(. 919)	. 332
Total from Investment Operations	(. 311)	2.370	. 208	(. 015)	(. 582)	. 340
Distributions
Dividends from Net Investment Income	(.169)	(. 300)	(. 268)	(. 255)	(. 338)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.169)	(. 300)	(. 268)	(. 255)	(. 338)	—
Net Asset Value, End of Period	$10.68	$11.16	$9.09	$9.15	$9.42	$10.34

Total Return[3]	-2.79%	26.31%	2.36%	-0.29%	-5.82%	3.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$844	$950	$875	$1,040	$1,331	$0 .1
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%	0.17%	0.20%	0.20%	0.20%[4]
Ratio of Net Investment Income to
Average Net Assets	3.53%	2.71%	3.00%	2.73%	3.22%	2.80%[4]
Portfolio Turnover Rate [5]	3%	3%	11%	3%	4%	13%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Developed Markets Index Fund

Financial Highlights

FTSE Developed Markets ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$44.83	$36.51	$36.75	$37.85	$41.53	$35.02
Investment Operations
Net Investment Income	. 849[1]	1.166[1]	1.090	1.096	1.395	1.099
Net Realized and Unrealized Gain (Loss)
on Investments	(2.047)	8.397	(.216)	(1.125)	(3.681)	6.494
Total from Investment Operations	(1.198)	9.563	.874	(.029)	(2.286)	7.593
Distributions
Dividends from Net Investment Income	(.702)	(1.243)	(1.114)	(1.071)	(1.394)	(1.083)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.702)	(1.243)	(1.114)	(1.071)	(1.394)	(1.083)
Net Asset Value, End of Period	$42.93	$44.83	$36.51	$36.75	$37.85	$41.53

Total Return	-2.69%	26.44%	2.51%	-0.21%	-5.71%	22.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$70,016	$68,406	$40,243	$29,288	$24,155	$19,021
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	3.63%	2.81%	3.10%	2.84%	3.33%	2.91%
Portfolio Turnover Rate[2]	3%	3%	11%	3%	4%	13%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Developed Markets Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$14.41	$11.74	$11.82	$12.17	$13.35	$11.26
Investment Operations
Net Investment Income	. 274[1]	.375[1]	.350	.352	.450	.353
Net Realized and Unrealized Gain (Loss)
on Investments	(.658)	2.695	(.071)	(.358)	(1.180)	2.085
Total from Investment Operations	(. 384)	3.070	. 279	(. 006)	(.730)	2.438
Distributions
Dividends from Net Investment Income	(. 226)	(. 400)	(. 359)	(. 344)	(. 450)	(. 348)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 226)	(. 400)	(. 359)	(. 344)	(. 450)	(. 348)
Net Asset Value, End of Period	$13.80	$14.41	$11.74	$11.82	$12.17	$13.35

Total Return[2]	-2.67%	26.40%	2.45%	-0.18%	-5.66%	22.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,045	$15,180	$9,702	$7,921	$6,068	$2,060
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	3.63%	2.81%	3.10%	2.84%	3.33%	2.91%
Portfolio Turnover Rate [3]	3%	3%	11%	3%	4%	13%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
The fund’s original Investor Shares were renamed Admiral Shares as of the close of business of May 13, 2011. The Investor Shares recommenced on December 19, 2013, and are presented separately.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Developed Markets Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$14.43	$11.75	$11.83	$12.18	$13.37	$11.27
Investment Operations
Net Investment Income	. 272[1]	.379[1]	.352	.354	.452	.356
Net Realized and Unrealized Gain (Loss)
on Investments	(.655)	2.701	(.072)	(.358)	(1.190)	2.094
Total from Investment Operations	(. 383)	3.080	. 280	(. 004)	(.738)	2.450
Distributions
Dividends from Net Investment Income	(. 227)	(. 400)	(. 360)	(. 346)	(. 452)	(. 350)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 227)	(. 400)	(. 360)	(. 346)	(. 452)	(. 350)
Net Asset Value, End of Period	$13.82	$14.43	$11.75	$11.83	$12.18	$13.37

Total Return	-2.65%	26.46%	2.46%	-0.17%	-5.72%	22.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,385	$11,998	$9,092	$8,093	$7,743	$482
Ratio of Total Expenses to
Average Net Assets	0.06%	0.06%	0.06%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	3.64%	2.82%	3.11%	2.86%	3.35%	2.93%
Portfolio Turnover Rate[2]	3%	3%	11%	3%	4%	13%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Developed Markets Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months				April 1,
	Ended				2014[1] to
	June 30,	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$22.56	$18.37	$18.49	$19.05	$20.90
Investment Operations
Net Investment Income	. 423 [2]	.597[2]	.552	.558	.438
Net Realized and Unrealized Gain (Loss)
on Investments	(1.028)	4.233	(.107)	(.573)	(1.798)
Total from Investment Operations	(.605)	4.820	.445	(.015)	(1.360)
Distributions
Dividends from Net Investment Income	(. 355)	(. 630)	(. 565)	(. 545)	(. 490)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 355)	(. 630)	(. 565)	(. 545)	(. 490)
Net Asset Value, End of Period	$21.60	$22.56	$18.37	$18.49	$19.05

Total Return	-2.68%	26.49%	2.50%	-0.21%	-6.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,102	$10,102	$7,444	$7,253	$5,918
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.06%[3]
Ratio of Net Investment Income to
Average Net Assets	3.65%	2.83%	3.12%	2.87%	2.92%[3]
Portfolio Turnover Rate [4]	3%	3%	11%	3%	4%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Developed Markets Index Fund

Notes to Financial Statements

Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares, known as Vanguard FTSE Developed Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market-or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in

22

Developed Markets Index Fund

market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended June 30, 2018, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and for the period ended June 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

23

Developed Markets Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2018, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

24

Developed Markets Index Fund

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2018, the fund had contributed to Vanguard capital in the amount of $5,870,000, representing 0.01% of the fund’s net assets and 2.35% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

25

Developed Markets Index Fund

The following table summarizes the market value of the fund’s investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,176,708	98,360,288	49,120
Temporary Cash Investments	1,417,868	82,429	—
Futures Contracts—Assets[1]	5,989	—	—
Futures Contracts—Liabilities[1]	(324)	—	—
Forward Currency Contracts—Assets	—	2,132	—
Forward Currency Contracts—Liabilities	—	(15,880)	—
Total	10,600,241	98,428,969	49,120
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2018, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	5,989	—	5,989
Unrealized Appreciation—Forward Currency Contracts	—	2,132	2,132
Total Assets	5,989	2,132	8,121

Variation Margin Payable—Futures Contracts	(324)	—	(324)
Unrealized Depreciation—Forward Currency Contracts	—	(15,880)	(15,880)
Total Liabilities	(324)	(15,880)	(16,204)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2018, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	15,586	—	15,586
Forward Currency Contracts	—	(17,178)	(17,178)
Realized Net Gain (Loss) on Derivatives	15,586	(17,178)	(1,592)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(11,330)	—	(11,330)
Forward Currency Contracts	—	(22,504)	(22,504)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(11,330)	(22,504)	(33,834)

26

Developed Markets Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2018, the fund realized $260,362,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2017, the fund had available capital losses totaling $2,206,962,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2018, the cost of investment securities for tax purposes was $95,441,175,000. Net unrealized appreciation of investment securities for tax purposes was $13,645,238,000, consisting of unrealized gains of $19,260,853,000 on securities that had risen in value since their purchase and $5,615,615,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2018, the fund purchased $9,278,064,000 of investment securities and sold $2,061,923,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,343,636,000 and $547,353,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

27

Developed Markets Index Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2018	December 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	93,286	8,294	213,031	20,697
Issued in Lieu of Cash Distributions	11,835	1,107	24,009	2,289
Redeemed	(174,507)	(15,530)	(354,774)	(34,097)
Net Increase (Decrease)—Investor Shares	(69,386)	(6,129)	(117,734)	(11,111)
ETF Shares
Issued	4,756,474	105,118	17,393,805	423,773
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	4,756,474	105,118	17,393,805	423,773
Admiral Shares
Issued	2,829,752	195,252	5,080,944	381,223
Issued in Lieu of Cash Distributions	214,955	15,559	320,784	23,586
Redeemed	(1,467,489)	(101,533)	(2,378,005)	(178,061)
Net Increase (Decrease)—Admiral Shares	1,577,218	109,278	3,023,723	226,748
Institutional Shares
Issued	1,768,391	122,287	2,934,344	220,092
Issued in Lieu of Cash Distributions	171,742	12,412	297,372	21,881
Redeemed	(2,054,802)	(142,213)	(2,458,362)	(184,172)
Net Increase (Decrease)—Institutional Shares	(114,669)	(7,514)	773,354	57,801
Institutional Plus Shares
Issued	1,476,370	65,155	2,342,576	113,072
Issued in Lieu of Cash Distributions	152,339	7,045	259,331	12,217
Redeemed	(1,184,949)	(52,358)	(1,727,358)	(82,623)
Net Increase (Decrease)—
Institutional Plus Shares	443,760	19,842	874,549	42,666

H. Management has determined that no events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in these financial statements.

28

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

29

Six Months Ended June 30, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Developed Markets Index Fund	12/31/2017	6/30/2018	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$972.14	$0.83
FTSE Developed Markets ETF Shares	1,000.00	973.10	0.34
Admiral Shares	1,000.00	973.34	0.34
Institutional Shares	1,000.00	973.46	0.29
Institutional Plus Shares	1,000.00	973.22	0.24
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.95	$0.85
FTSE Developed Markets ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.50	0.30
Institutional Plus Shares	1,000.00	1,024.55	0.25

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares, 0.07% for FTSE Developed Markets ETF Shares, 0.07% for Admiral Shares, 0.06% for Institutional Shares, and 0.05% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

30

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Developed Markets Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

31

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

32

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Fair-Value Pricing. Fair-value adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values. Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

33

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Developed ex US Index: MSCI EAFE Index through May 28, 2013; FTSE Developed ex North America Index through December 20, 2015; FTSE Developed All Cap ex US Transition Index through May 31, 2016; FTSE Developed All Cap ex US Index thereafter. Benchmark returns are adjusted for withholding taxes.

34

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600 Valley Forge, PA 19482-2600
Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	Source for Bloomberg Barclays indexes: Bloomberg
Direct Investor Account Services > 800-662-2739	Index Services Limited. Copyright 2018, Bloomberg.
Institutional Investor Services > 800-523-1036	All rights reserved.
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273	London Stock Exchange Group companies include
FTSE International Limited (”FTSE”), Frank Russell
This material may be used in conjunction	Company (”Russell”), MTS Next Limited (”MTS”), and
with the offering of shares of any Vanguard	FTSE TMX Global Debt Capital Markets Inc. (”FTSE
fund only if preceded or accompanied by	TMX”). All rights reserved. ”FTSE®”, ”Russell®”,
the fund’s current prospectus.	”MTS®”, ”FTSE TMX®” and ”FTSE Russell” and other
service marks and trademarks related to the FTSE or
All comparative mutual fund data are from Lipper, a	Russell indexes are trademarks of the London Stock
Thomson Reuters Company, or Morningstar, Inc., unless	Exchange Group companies and are used by FTSE,
otherwise noted.	MTS, FTSE TMX and Russell under licence. All
information is provided for information purposes only.
You can obtain a free copy of Vanguard’s proxy voting	No responsibility or liability can be accepted by the
guidelines by visiting vanguard.com/proxyreporting or by	London Stock Exchange Group companies nor its
calling Vanguard at 800-662-2739. The guidelines are	licensors for any errors or for any loss from use of this
also available from the SEC’s website, sec.gov. In	publication. Neither the London Stock Exchange
addition, you may obtain a free report on how your fund	Group companies nor any of its licensors make any
voted the proxies for securities it owned during the 12	claim, prediction, warranty or representation
months ended June 30. To get the report, visit either	whatsoever, expressly or impliedly, either as to the
vanguard.com/proxyreporting or sec.gov.	results to be obtained from the use of the FTSE
Indexes or the fitness or suitability of the Indexes for
You can review and copy information about your fund at	any particular purpose to which they might be put.
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at	The Industry Classification Benchmark (”ICB”) is
202-551-8090. Information about your fund is also	owned by FTSE. FTSE does not accept any liability to
available on the SEC’s website, and you can receive	any person for any loss or damage arising out of any
copies of this information, for a fee, by sending a	error or omission in the ICB.
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1272 082018

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

		Market
		Value
	Shares	($000)
Common Stocks (99.2%)[1]
Australia (6.2%)
Commonwealth Bank of Australia	9,939,881	536,083
BHP Billiton Ltd.	18,129,879	453,646
Westpac Banking Corp.	19,318,171	419,532
CSL Ltd.	2,550,817	363,091
Australia & New Zealand Banking Group Ltd.	16,364,838	342,509
National Australia Bank Ltd.	15,368,082	312,043
Wesfarmers Ltd.	6,393,885	233,289
Woolworths Group Ltd.	7,403,973	167,209
Macquarie Group Ltd.	1,735,739	158,189
Rio Tinto Ltd.	2,325,994	143,712
Woodside Petroleum Ltd.	5,268,664	138,073
Transurban Group	12,541,232	111,057
Scentre Group	28,802,554	93,581
Insurance Australia Group Ltd.	13,353,519	84,243
Aristocrat Leisure Ltd.	3,615,190	82,562
Suncorp Group Ltd.	7,323,892	78,985
South32 Ltd.	29,002,078	77,445
* Origin Energy Ltd.	9,908,024	73,489
Goodman Group	9,962,268	71,019
Newcrest Mining Ltd.	4,353,421	70,687
Amcor Ltd.	6,521,792	69,488
AGL Energy Ltd.	3,695,140	61,483
Brambles Ltd.	8,998,601	59,078
QBE Insurance Group Ltd.	7,661,674	55,158
Treasury Wine Estates Ltd.	4,061,664	52,184
ASX Ltd.	1,087,781	51,852
Oil Search Ltd.	7,478,895	49,136
APA Group	6,668,211	48,581
LendLease Group	3,274,683	47,947
Cochlear Ltd.	315,579	46,722
* Santos Ltd.	10,035,390	46,480
Telstra Corp. Ltd.	23,501,593	45,455
Sonic Healthcare Ltd.	2,409,134	43,702
AMP Ltd.	16,490,839	43,374
* Unibail-Rodamco-Westfield CDI	3,977,140	43,178
James Hardie Industries plc	2,480,265	41,584
Dexus	5,734,018	41,215
Stockland	13,739,111	40,368
BlueScope Steel Ltd.	3,132,983	39,985
GPT Group	10,189,223	38,123
Computershare Ltd.	2,715,853	36,997
Caltex Australia Ltd.	1,470,093	35,379
Tabcorp Holdings Ltd.	10,606,772	34,966
Vicinity Centres	18,013,829	34,547
Aurizon Holdings Ltd.	10,802,867	34,547
Medibank Pvt Ltd.	15,563,222	33,605
Mirvac Group	20,867,388	33,492
Sydney Airport	6,242,032	33,045
Boral Ltd.	6,598,852	31,836
SEEK Ltd.	1,956,487	31,529
Fortescue Metals Group Ltd.	9,037,576	29,345
Alumina Ltd.	14,101,933	29,182
Ramsay Health Care Ltd.	723,541	28,893
Challenger Ltd.	3,214,400	28,130
Orica Ltd.	2,137,861	28,067
Incitec Pivot Ltd.	9,324,776	25,018
Bendigo & Adelaide Bank Ltd.	2,720,269	21,793
Crown Resorts Ltd.	1,999,067	19,946
Coca-Cola Amatil Ltd.	2,875,664	19,559
Iluka Resources Ltd.	2,352,754	19,433
REA Group Ltd.	282,007	18,926

1

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Northern Star Resources Ltd.	3,333,504	18,047
	Orora Ltd.	6,817,277	18,006
*	Atlas Arteria Ltd.	3,772,330	17,946
	CIMIC Group Ltd.	552,397	17,268
*	Xero Ltd.	514,605	17,117
	Qantas Airways Ltd.	3,742,682	17,043
	Star Entertainment Grp Ltd.	4,635,225	16,884
	Downer EDI Ltd.	3,367,793	16,861
	Bank of Queensland Ltd.	2,209,052	16,633
	Whitehaven Coal Ltd.	3,853,474	16,449
	Ansell Ltd.	800,356	16,080
	Healthscope Ltd.	9,837,786	16,052
	Reliance Worldwide Corp. Ltd.	3,985,808	15,780
	Link Administration Holdings Ltd.	2,870,195	15,557
	Evolution Mining Ltd.	5,939,825	15,537
	ALS Ltd.	2,773,694	15,463
	Flight Centre Travel Group Ltd.	319,206	15,026
	WorleyParsons Ltd.	1,145,491	14,796
	carsales.com Ltd.	1,191,000	13,313
	Adelaide Brighton Ltd.	2,561,191	13,155
^	Domino's Pizza Enterprises Ltd.	336,863	13,010
	Beach Energy Ltd.	9,993,438	12,935
	IOOF Holdings Ltd.	1,932,967	12,817
	Magellan Financial Group Ltd.	743,244	12,792
	Charter Hall Group	2,609,631	12,593
	Qube Holdings Ltd.	7,004,484	12,475
	DuluxGroup Ltd.	2,195,711	12,416
	AusNet Services	10,111,487	12,009
	OZ Minerals Ltd.	1,700,941	11,861
	Investa Office Fund	3,064,682	11,857
	Sims Metal Management Ltd.	927,189	11,012
	nib holdings Ltd.	2,583,165	10,942
	Metcash Ltd.	5,544,200	10,693
	JB Hi-Fi Ltd.	634,909	10,550
	St. Barbara Ltd.	2,909,014	10,461
	Costa Group Holdings Ltd.	1,696,851	10,339
	Independence Group NL	2,688,645	10,220
	Altium Ltd.	614,213	10,208
*	NEXTDC Ltd.	1,828,276	10,203
	Regis Resources Ltd.	2,587,506	9,854
	Pendal Group Ltd.	1,342,904	9,825
	CSR Ltd.	2,880,054	9,772
	Cleanaway Waste Management Ltd.	7,621,105	9,527
	Nufarm Ltd.	1,429,497	9,369
	Corporate Travel Management Ltd.	457,454	9,229
	Mineral Resources Ltd.	778,787	9,220
	Steadfast Group Ltd.	4,425,168	9,197
	TPG Telecom Ltd.	2,070,073	7,913
	Seven Group Holdings Ltd.	557,782	7,851
	Washington H Soul Pattinson & Co. Ltd.	511,988	7,827
	Shopping Centres Australasia Property Group	4,282,064	7,767
^	Blackmores Ltd.	73,423	7,724
	Perpetual Ltd.	249,900	7,692
	Bapcor Ltd.	1,576,990	7,636
^	Harvey Norman Holdings Ltd.	3,011,318	7,398
	GrainCorp Ltd. Class A	1,281,439	7,275
	Primary Health Care Ltd.	2,777,331	7,162
	Fairfax Media Ltd.	12,781,025	7,081
	Cromwell Property Group	8,428,648	6,981
*	Saracen Mineral Holdings Ltd.	4,249,451	6,942
	BWP Trust	2,837,158	6,824
	IRESS Ltd.	765,194	6,821
	Breville Group Ltd.	755,552	6,492
	Nine Entertainment Co. Holdings Ltd.	3,532,344	6,477

2

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Lynas Corp. Ltd.	3,715,165	6,411
^	InvoCare Ltd.	624,750	6,345
^	Webjet Ltd.	631,097	6,273
*,^	Afterpay Touch Group Ltd.	902,188	6,253
	ARB Corp. Ltd.	364,351	6,159
	Sirtex Medical Ltd.	261,371	6,075
	SpeedCast International Ltd.	1,286,338	5,868
	Sandfire Resources NL	858,488	5,813
	Charter Hall Retail REIT	1,856,693	5,756
*,^	Pilbara Minerals Ltd.	8,888,879	5,681
*	Vocus Group Ltd.	3,307,135	5,646
	Platinum Asset Management Ltd.	1,327,289	5,639
	Premier Investments Ltd.	451,308	5,632
	Appen Ltd.	568,024	5,611
	Bega Cheese Ltd.	1,004,446	5,497
	Navitas Ltd.	1,659,891	5,448
	Monadelphous Group Ltd.	487,949	5,427
*,^	Mayne Pharma Group Ltd.	8,419,859	5,416
	IDP Education Ltd.	691,619	5,378
2	MYOB Group Ltd.	2,474,444	5,287
	Abacus Property Group	1,859,621	5,190
	GUD Holdings Ltd.	485,095	5,080
*,^	Galaxy Resources Ltd.	2,247,534	5,030
	Super Retail Group Ltd.	819,491	4,909
^	WiseTech Global Ltd.	422,262	4,885
*	Emeco Holdings Ltd.	17,584,483	4,873
*,^	Orocobre Ltd.	1,243,102	4,754
*	Bellamy's Australia Ltd.	392,650	4,507
	G8 Education Ltd.	2,615,734	4,504
	APN Outdoor Group Ltd.	916,460	4,254
	Viva Energy REIT	2,554,833	4,250
	Aveo Group	2,330,233	4,189
	Charter Hall Long Wale REIT	1,285,022	4,180
	Pact Group Holdings Ltd.	1,066,667	4,159
	Southern Cross Media Group Ltd.	4,294,918	4,157
	SmartGroup Corp. Ltd.	475,128	4,103
	Eclipx Group Ltd.	1,684,946	3,950
	Brickworks Ltd.	340,212	3,933
	Elders Ltd.	628,099	3,932
	National Storage REIT	3,225,231	3,927
^	Ardent Leisure Group	2,596,694	3,785
	McMillan Shakespeare Ltd.	315,829	3,745
	Western Areas Ltd.	1,404,153	3,699
	Growthpoint Properties Australia Ltd.	1,367,667	3,651
	GWA Group Ltd.	1,452,828	3,649
	Sigma Healthcare Ltd.	5,957,111	3,575
	Aventus Retail Property Fund Ltd.	2,106,135	3,489
	Estia Health Ltd.	1,395,600	3,396
	Bingo Industries Ltd.	1,634,921	3,234
*,^	Syrah Resources Ltd.	1,510,955	3,231
	Credit Corp. Group Ltd.	234,269	3,132
	Seven West Media Ltd.	5,043,657	3,131
^	oOh!media Ltd. (Ordinary Shares)	836,703	3,062
	Resolute Mining Ltd.	3,188,780	3,042
	Automotive Holdings Group Ltd.	1,444,507	3,041
^	Inghams Group Ltd.	1,070,797	3,023
*,^	Nanosonics Ltd.	1,293,565	3,019
	Domain Holdings Australia Ltd.	1,257,587	2,995
	Tassal Group Ltd.	958,409	2,927
	Australian Pharmaceutical Industries Ltd.	2,285,511	2,873
	Select Harvests Ltd.	548,179	2,795
*	Netwealth Group Ltd.	457,188	2,775
^	HT&E Ltd.	1,475,772	2,735
	Ingenia Communities Group	1,171,646	2,674

3

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Folkestone Education Trust	1,326,889	2,635
^	BWX Ltd.	620,310	2,615
*,^	Kidman Resources Ltd.	1,902,248	2,612
	Collins Foods Ltd.	628,789	2,590
	Gateway Lifestyle	1,498,291	2,585
	Technology One Ltd.	810,377	2,547
	FlexiGroup Ltd.	1,549,993	2,545
	IPH Ltd.	772,596	2,540
*	Gold Road Resources Ltd.	4,613,568	2,536
*	NRW Holdings Ltd.	1,997,073	2,504
	Ausdrill Ltd.	1,840,804	2,498
	Genworth Mortgage Insurance Australia Ltd.	1,276,907	2,427
	Centuria Industrial REIT	1,256,903	2,393
	Arena REIT	1,486,746	2,365
*,^	Mesoblast Ltd.	2,149,172	2,342
*,^	Australian Agricultural Co. Ltd.	2,479,612	2,306
	GDI Property Group	2,407,256	2,299
	Rural Funds Group	1,431,302	2,245
*	Senex Energy Ltd.	6,906,079	2,218
*	Dacian Gold Ltd.	1,034,869	2,191
*	Westgold Resources Ltd.	1,579,140	2,179
	Accent Group Ltd.	1,752,667	2,141
	Asaleo Care Ltd.	2,011,672	2,074
	Hotel Property Investments	848,543	1,986
	Japara Healthcare Ltd.	1,441,106	1,923
	RCR Tomlinson Ltd.	849,662	1,873
*,^	Perseus Mining Ltd.	5,642,069	1,814
	Regis Healthcare Ltd.	743,389	1,803
*	Infigen Energy	3,680,438	1,797
	SeaLink Travel Group Ltd.	531,810	1,744
*	Starpharma Holdings Ltd.	2,009,197	1,731
*,^	Clean TeQ Holdings Ltd.	2,904,339	1,730
^	Superloop Ltd.	900,230	1,677
	SG Fleet Group Ltd.	613,336	1,677
	OFX Group Ltd.	1,246,581	1,607
*	Cardno Ltd.	1,620,188	1,595
	Greencross Ltd.	467,459	1,549
	WPP AUNZ Ltd.	2,021,633	1,510
	Cedar Woods Properties Ltd.	339,883	1,449
	Virtus Health Ltd.	336,475	1,432
	Cabcharge Australia Ltd.	713,755	1,266
	MACA Ltd.	1,396,387	1,236
*,^	Liquefied Natural Gas Ltd.	2,864,721	1,226
^	Myer Holdings Ltd.	4,449,059	1,216
	Mount Gibson Iron Ltd.	3,399,551	1,094
*,^	Highfield Resources Ltd.	1,795,976	995
*,^	Karoon Gas Australia Ltd.	1,043,199	871
	ERM Power Ltd.	777,982	851
*	oOh!media Ltd.	215,958	791
*	Village Roadshow Ltd.	440,566	753
	Reject Shop Ltd.	170,164	714
	NZME Ltd.	1,085,763	630
	Ainsworth Game Technology Ltd.	809,272	623
	Vita Group Ltd.	723,916	526
^	Blue Sky Alternative Investments Ltd.	408,569	515
*	OneMarket Ltd.	539,201	511
*	Cash Converters International Ltd.	2,154,899	493
*	Decmil Group Ltd.	683,601	491
	iSentia Group Ltd.	805,041	420
	Thorn Group Ltd.	817,872	364
^	Retail Food Group Ltd.	875,385	350
*,^	Beadell Resources Ltd.	6,758,803	339
*,3	Quintis Ltd.	1,474,169	322
*	Spotless Group Holdings Ltd.	103,737	85

4

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
3	BGP Holdings plc	7,179,555	—
			6,708,059
Austria (0.3%)
	Erste Group Bank AG	1,615,596	67,354
	OMV AG	802,211	45,371
	voestalpine AG	647,024	29,752
	Raiffeisen Bank International AG	736,109	22,554
	ANDRITZ AG	401,833	21,298
	Wienerberger AG	656,405	16,373
*,3	BUWOG AG Acceptance Line	411,021	13,944
*	IMMOFINANZ AG	559,829	13,306
	CA Immobilien Anlagen AG	389,294	12,967
*,2	BAWAG Group AG	197,015	9,167
	Lenzing AG	75,053	9,034
	Oesterreichische Post AG	188,567	8,593
	Schoeller-Bleckmann Oilfield Equipment AG	62,098	7,453
	Telekom Austria AG Class A	772,440	6,434
	Mayr Melnhof Karton AG	45,088	6,081
	Vienna Insurance Group AG Wiener Versicherung Gruppe	215,334	5,858
	Verbund AG	179,820	5,803
	UNIQA Insurance Group AG	614,946	5,650
	S IMMO AG	264,084	5,153
	Strabag SE	87,956	3,442
	EVN AG	163,654	3,051
	Palfinger AG	59,430	2,248
	Flughafen Wien AG	59,061	2,199
	BUWOG AG	64,806	2,179
^	DO & CO AG	35,493	2,101
	Porr AG	54,824	1,844
	Agrana Beteiligungs AG	16,770	1,725
	Zumtobel Group AG	162,750	1,244
	Kapsch TrafficCom AG	25,919	1,168
*,^	Semperit AG Holding	52,695	977
			334,323
Belgium (1.0%)
	Anheuser-Busch InBev SA/NV	4,284,553	432,162
	KBC Group NV	1,559,361	119,759
	Umicore SA	1,160,675	66,260
^	Ageas	1,063,880	53,559
	UCB SA	680,348	53,333
	Solvay SA Class A	389,620	49,068
	Groupe Bruxelles Lambert SA	412,975	43,445
	Ackermans & van Haaren NV	124,675	21,435
	Colruyt SA	365,808	20,857
	Proximus SADP	796,382	17,912
	Cofinimmo SA	126,700	15,618
	Sofina SA	86,368	14,913
*	Telenet Group Holding NV	272,490	12,686
	Warehouses De Pauw CVA	94,447	11,936
	Elia System Operator SA/NV	174,009	10,816
	KBC Ancora	199,222	10,624
^	Ontex Group NV	448,814	9,837
	Melexis NV	105,402	9,758
	Aedifica SA	101,200	9,218
	bpost SA	561,895	8,869
^	Euronav NV	904,456	8,289
	Barco NV	56,318	6,874
	Befimmo SA	108,631	6,698
	Gimv NV	104,531	6,365
	Bekaert SA	196,205	6,357
*	Tessenderlo Chemie NV (Voting Shares)	150,164	5,846
	D'ieteren SA/NV	128,527	5,337
	Cie d'Entreprises CFE	38,943	4,814
	Kinepolis Group NV	72,494	4,590

5

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Econocom Group SA/NV	728,552	4,005
*	AGFA-Gevaert NV	954,971	4,003
*,^	Ion Beam Applications	110,451	2,943
	Orange Belgium SA	168,861	2,846
*,^	Nyrstar (Voting Shares)	388,891	2,079
	EVS Broadcast Equipment SA	70,714	1,620
	Wereldhave Belgium NV	11,728	1,339
	Van de Velde NV	35,160	1,276
^	Greenyard NV	77,424	1,112
			1,068,458
Canada (8.3%)
	Royal Bank of Canada	8,149,017	613,602
	Toronto-Dominion Bank	10,406,641	602,321
	Bank of Nova Scotia	6,871,276	389,075
	Suncor Energy Inc.	9,225,762	375,445
	Enbridge Inc.	9,593,332	342,971
	Canadian National Railway Co.	4,145,886	339,107
	Bank of Montreal	3,639,917	281,359
	Canadian Natural Resources Ltd.	6,784,074	244,859
	Canadian Imperial Bank of Commerce	2,505,297	217,933
	TransCanada Corp.	4,934,178	213,484
	Manulife Financial Corp.	11,203,704	201,294
	Nutrien Ltd.	3,571,628	194,305
	Brookfield Asset Management Inc. Class A	4,783,073	194,030
	Canadian Pacific Railway Ltd.	808,832	148,225
	Sun Life Financial Inc.	3,436,431	138,095
	Magna International Inc.	1,900,375	110,526
	Alimentation Couche-Tard Inc. Class B	2,372,678	103,072
	Pembina Pipeline Corp.	2,831,176	98,052
	Rogers Communications Inc. Class B	2,021,522	96,013
	National Bank of Canada	1,915,823	91,984
*	CGI Group Inc. Class A	1,413,925	89,601
	Constellation Software Inc.	112,378	87,152
	Barrick Gold Corp.	6,562,380	86,207
	Fairfax Financial Holdings Ltd.	153,327	85,916
	Restaurant Brands International Inc.	1,319,074	79,567
	Franco-Nevada Corp.	1,030,714	75,227
	Fortis Inc.	2,276,543	72,765
	Teck Resources Ltd. Class B	2,847,457	72,537
	Dollarama Inc.	1,834,038	71,093
	Encana Corp.	5,435,278	70,988
	BCE Inc.	1,686,698	68,307
	Goldcorp Inc.	4,863,742	66,779
	Waste Connections Inc. (Canadian Shares)	848,848	63,942
^	Thomson Reuters Corp.	1,576,532	63,618
	Agnico Eagle Mines Ltd.	1,314,873	60,280
	Cenovus Energy Inc.	5,751,173	59,714
	First Quantum Minerals Ltd.	3,847,388	56,687
	Intact Financial Corp.	782,087	55,475
	Wheaton Precious Metals Corp.	2,500,225	55,191
	Loblaw Cos. Ltd.	1,065,936	54,811
	Open Text Corp.	1,437,337	50,588
	Shaw Communications Inc. Class B	2,475,520	50,427
	Power Corp. of Canada	2,175,385	48,715
	Waste Connections Inc.	632,139	47,587
	Imperial Oil Ltd.	1,415,278	47,045
*	Bombardier Inc. Class B	11,760,996	46,520
	Metro Inc.	1,355,191	46,068
	Canadian Tire Corp. Ltd. Class A	351,035	45,820
*	Valeant Pharmaceuticals International Inc.	1,928,077	44,878
^	SNC-Lavalin Group Inc.	988,848	43,671
	Saputo Inc.	1,233,987	40,972
^	Inter Pipeline Ltd.	2,160,120	40,486
	CCL Industries Inc. Class B	820,520	40,226

6

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	TELUS Corp.	1,122,982	39,891
	Great-West Lifeco Inc.	1,558,686	38,320
	Onex Corp.	468,255	34,368
	Gildan Activewear Inc.	1,217,638	34,297
	Methanex Corp.	468,193	33,106
	RioCan REIT	1,786,393	32,816
	Power Financial Corp.	1,379,430	32,265
^	Keyera Corp.	1,151,584	32,043
	CAE Inc.	1,519,521	31,566
	WSP Global Inc.	579,764	30,526
*	Stars Group Inc.	832,099	30,179
*,^	Canopy Growth Corp.	991,664	28,981
2	Hydro One Ltd.	1,762,474	26,866
^	Vermilion Energy Inc.	744,366	26,844
	Husky Energy Inc.	1,717,849	26,774
*	BlackBerry Ltd.	2,727,947	26,311
	West Fraser Timber Co. Ltd.	381,264	26,243
*	Kinross Gold Corp.	6,956,255	26,192
	PrairieSky Royalty Ltd.	1,325,989	26,174
	CI Financial Corp.	1,429,375	25,692
	Tourmaline Oil Corp.	1,410,863	25,209
^	Canadian Apartment Properties REIT	768,455	24,919
	H&R REIT	1,626,310	24,890
	Cameco Corp.	2,206,982	24,829
	Industrial Alliance Insurance & Financial Services Inc.	613,553	23,685
	Finning International Inc.	953,120	23,526
	Algonquin Power & Utilities Corp.	2,345,666	22,660
	Crescent Point Energy Corp.	3,040,181	22,339
	Kirkland Lake Gold Ltd.	1,047,574	22,184
	George Weston Ltd.	259,101	21,140
*,^	Aurora Cannabis Inc.	2,956,816	20,917
^	Ritchie Bros Auctioneers Inc.	604,233	20,609
	ARC Resources Ltd.	1,992,205	20,579
^	AltaGas Ltd.	993,812	20,524
	TMX Group Ltd.	308,522	20,225
	Lundin Mining Corp.	3,550,870	19,744
	Empire Co. Ltd.	957,411	19,219
	Toromont Industries Ltd.	440,172	19,038
^	Enbridge Income Fund Holdings Inc.	746,073	18,296
^	Parkland Fuel Corp.	739,473	18,168
	Enerplus Corp.	1,367,538	17,247
*	Seven Generations Energy Ltd. Class A	1,532,442	16,891
	Canadian Utilities Ltd. Class A	667,911	16,867
	Allied Properties REIT	523,472	16,664
	Stantec Inc.	638,011	16,408
^	Maxar Technologies Ltd.	317,130	15,921
*	Turquoise Hill Resources Ltd.	5,594,818	15,831
	Whitecap Resources Inc.	2,310,295	15,658
^	SmartCentres REIT	670,516	15,571
*	Parex Resources Inc.	823,711	15,551
	Yamana Gold Inc.	5,311,305	15,474
*	IAMGOLD Corp.	2,612,976	15,225
	Pan American Silver Corp.	839,153	15,019
	TFI International Inc.	483,871	14,925
	Colliers International Group Inc.	190,900	14,524
	Choice Properties REIT	1,546,080	14,242
	Premium Brands Holdings Corp.	164,948	14,213
	Quebecor Inc. Class B	684,597	14,018
*	Descartes Systems Group Inc.	430,161	14,014
*	B2Gold Corp.	5,380,884	13,957
	Chartwell Retirement Residences	1,194,810	13,933
	IGM Financial Inc.	466,699	13,529
	First Capital Realty Inc.	842,829	13,245
	FirstService Corp.	171,911	13,075

7

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
^	Canadian Western Bank	491,826	12,963
	Atco Ltd.	418,973	12,933
	Cott Corp.	767,366	12,713
	Alamos Gold Inc. Class A	2,181,949	12,431
^	Northland Power Inc.	638,010	11,905
^	Norbord Inc.	288,283	11,855
	NFI Group Inc.	316,845	11,819
*	MEG Energy Corp.	1,412,416	11,775
*	Great Canadian Gaming Corp.	325,026	11,509
	Linamar Corp.	260,994	11,477
	Maple Leaf Foods Inc.	450,318	11,386
	Capital Power Corp.	581,977	11,169
	Gibson Energy Inc.	801,129	10,683
	Emera Inc.	325,304	10,591
	Granite REIT	257,881	10,518
	Dream Global REIT	940,256	10,271
^	Cominar REIT	1,018,037	9,928
	Element Fleet Management Corp.	2,101,301	9,878
	Stella-Jones Inc.	266,734	9,717
	OceanaGold Corp.	3,488,347	9,685
*	Kinaxis Inc.	143,146	9,636
*,^	Aphria Inc.	1,017,176	9,184
*	Detour Gold Corp.	983,178	8,840
*	Canfor Corp.	361,696	8,705
	Tahoe Resources Inc.	1,714,493	8,438
^	Osisko Gold Royalties Ltd.	879,055	8,325
	Enercare Inc.	606,072	8,289
	Transcontinental Inc. Class A	356,043	8,268
*	Celestica Inc.	691,253	8,218
	TransAlta Corp.	1,615,496	8,110
^	Laurentian Bank of Canada	233,820	7,979
^	Cineplex Inc.	354,633	7,871
	ShawCor Ltd.	401,750	7,799
	Superior Plus Corp.	805,965	7,792
	Artis REIT	769,793	7,677
	Hudbay Minerals Inc.	1,340,819	7,476
*	Gran Tierra Energy Inc.	2,134,602	7,388
*	Endeavour Mining Corp.	411,617	7,386
^	Boardwalk REIT	211,155	7,335
	Innergex Renewable Energy Inc.	688,784	7,236
*,^	First Majestic Silver Corp.	940,534	7,176
	Russel Metals Inc.	349,806	7,150
*	Ivanhoe Mines Ltd.	3,448,663	7,083
*	Pretium Resources Inc.	955,085	7,025
^	Genworth MI Canada Inc.	215,143	7,001
^	Peyto Exploration & Development Corp.	894,243	6,884
	Pason Systems Inc.	415,157	6,796
*	New Gold Inc.	3,226,124	6,724
*	SSR Mining Inc.	680,988	6,718
*	Centerra Gold Inc.	1,204,326	6,697
	Mullen Group Ltd.	550,171	6,482
*	ATS Automation Tooling Systems Inc.	433,775	6,447
*,^	NuVista Energy Ltd.	921,372	6,392
	Enghouse Systems Ltd.	108,152	6,316
*	Air Canada Class B	387,341	6,261
	North West Co. Inc.	272,670	6,081
*,^	NovaGold Resources Inc.	1,293,971	5,797
*	Kelt Exploration Ltd.	849,749	5,772
	Winpak Ltd.	171,934	5,754
	Nevsun Resources Ltd.	1,637,695	5,693
	Enerflex Ltd.	506,440	5,447
	Birchcliff Energy Ltd.	1,464,014	5,368
*	Precision Drilling Corp.	1,620,277	5,361
	Martinrea International Inc.	494,230	5,301

8

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Raging River Exploration Inc.	1,201,204	5,208
*	SEMAFO Inc.	1,795,830	5,205
*,^	Home Capital Group Inc. Class B	450,528	5,144
	ECN Capital Corp.	1,913,253	5,137
	TransAlta Renewables Inc.	526,481	4,982
^	Hudson's Bay Co.	555,003	4,948
^	Westshore Terminals Investment Corp.	270,023	4,895
	Secure Energy Services Inc.	886,219	4,894
^	CES Energy Solutions Corp.	1,424,579	4,865
	Northview Apartment REIT	241,528	4,828
	Dream Office REIT	264,166	4,708
*,^	Eldorado Gold Corp.	4,490,484	4,543
*,^	Paramount Resources Ltd. Class A	394,037	4,463
	TORC Oil & Gas Ltd.	775,298	4,329
*,^	Baytex Energy Corp.	1,292,818	4,297
*	Torex Gold Resources Inc.	481,268	4,287
	Aecon Group Inc.	342,291	4,025
	Cascades Inc.	375,654	3,363
*	Advantage Oil & Gas Ltd.	1,043,445	3,262
	Cogeco Communications Inc.	65,565	3,248
	Ensign Energy Services Inc.	724,899	3,237
*,^	Obsidian Energy Ltd.	2,827,389	3,205
*,^	Sierra Wireless Inc.	190,777	3,052
*	Alacer Gold Corp.	1,598,163	2,954
^	Extendicare Inc.	530,600	2,926
	Fortis Inc. (New York Shares)	81,392	2,595
	Dorel Industries Inc. Class B	143,229	2,430
^	Corus Entertainment Inc. Class B	631,014	2,381
*	China Gold International Resources Corp. Ltd.	1,308,951	2,270
^	Just Energy Group Inc.	543,448	1,959
^	First National Financial Corp.	88,792	1,926
*,^	ProMetic Life Sciences Inc.	3,754,210	1,485
	Morguard REIT	146,700	1,477
	Enbridge Inc. (New York Shares)	6,500	232
	Canadian Pacific Railway Ltd. (New York Shares)	100	18
*	Osisko Gold Royalties Warrants Exp. 02/26/2019	3,963	1
			9,050,431
Denmark (1.4%)
	Novo Nordisk A/S Class B	9,588,306	442,889
	Danske Bank A/S	3,673,999	114,459
	DSV A/S	1,017,570	81,916
	Coloplast A/S Class B	747,006	74,583
	Carlsberg A/S Class B	593,399	69,818
	Vestas Wind Systems A/S	1,084,297	66,941
	Novozymes A/S	1,161,112	58,727
2	Orsted A/S	842,134	50,883
	Chr Hansen Holding A/S	551,409	50,763
*	Genmab A/S	311,997	48,006
	Pandora A/S	586,997	40,912
	AP Moller - Maersk A/S Class B	32,242	39,887
	ISS A/S	1,041,353	35,668
	AP Moller - Maersk A/S Class A	29,250	34,567
	GN Store Nord A/S	758,588	34,467
*	Ambu A/S Class B	769,528	25,887
*	William Demant Holding A/S	609,173	24,447
	H Lundbeck A/S	337,460	23,651
	Royal Unibrew A/S	285,563	22,693
	Jyske Bank A/S	381,733	20,866
	SimCorp A/S	220,001	17,769
	FLSmidth & Co. A/S	280,789	16,754
	Tryg A/S	685,093	16,044

9

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Rockwool International A/S Class B	36,033	14,046
	Sydbank A/S	367,049	12,583
	Dfds A/S	159,604	10,159
	Topdanmark A/S	232,315	10,145
*	Nilfisk Holding A/S	151,370	7,371
	Schouw & Co. A/S	73,172	6,448
*,^	ALK-Abello A/S	36,490	6,080
*,^	Bavarian Nordic A/S	183,668	5,399
2	Scandinavian Tobacco Group A/S	354,076	5,342
	Spar Nord Bank A/S	474,878	5,075
*,^	NKT A/S	156,163	4,254
*	Bang & Olufsen A/S	194,217	4,203
	Alm Brand A/S	358,686	3,515
*	D/S Norden A/S	148,750	2,629
	Solar A/S Class B	27,274	1,701
	Matas A/S	180,328	1,462
			1,513,009
Finland (1.0%)
	Nokia Oyj	31,514,832	180,765
	Sampo Oyj Class A	2,762,399	134,531
	Kone Oyj Class B	2,193,990	111,555
	UPM-Kymmene Oyj	3,008,805	107,129
	Stora Enso Oyj	3,156,459	61,494
	Neste Oyj	781,635	61,154
	Fortum Oyj	2,428,813	57,852
	Wartsila Oyj Abp	2,566,502	50,244
	Elisa Oyj	805,750	37,224
	Nokian Renkaat Oyj	760,326	29,940
	Kesko Oyj Class B	382,628	23,370
	Amer Sports Oyj	649,546	20,424
	Metso Oyj	600,737	20,038
	Huhtamaki Oyj	521,612	19,235
	Konecranes Oyj Class A	405,850	16,654
	Orion Oyj Class B	576,762	15,512
	Valmet Oyj	757,110	14,553
	Tieto Oyj	414,021	13,380
	Cargotec Oyj Class B	232,536	11,733
	Metsa Board Oyj	968,939	10,923
	Outokumpu Oyj	1,719,505	10,650
	DNA Oyj	341,336	8,155
	Kemira Oyj	496,051	6,580
*	Outotec Oyj	825,839	6,548
	Cramo Oyj	241,536	5,605
	YIT Oyj	903,889	5,374
	Uponor Oyj	306,350	4,900
	Citycon Oyj	2,129,394	4,602
	Sanoma Oyj	416,760	4,219
	Ramirent Oyj	364,612	3,860
*,^	Caverion Oyj	503,503	3,577
	Finnair Oyj	301,306	3,248
	Raisio Oyj	629,951	2,671
	Oriola Oyj	720,631	2,568
	F-Secure Oyj	522,243	2,288
*,^	Stockmann Oyj Abp Class B	185,329	867
			1,073,422
France (8.2%)
	TOTAL SA	14,180,991	861,153
	Sanofi	6,119,191	491,124
	LVMH Moet Hennessy Louis Vuitton SE	1,400,501	464,993
	BNP Paribas SA	6,100,948	377,386
	Airbus SE	3,099,647	361,713
	AXA SA	10,842,576	264,925
	Vinci SA	2,619,654	251,464
	L'Oreal SA	989,649	243,975

10

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Danone SA	3,296,370	240,676
	Schneider Electric SE	2,881,192	239,620
	Kering SA	418,268	235,611
	Air Liquide SA Prime De Fidelite	1,762,924	220,974
	Safran SA	1,807,926	218,949
	Pernod Ricard SA	1,193,583	194,799
	Orange SA	10,818,233	180,580
	Societe Generale SA	4,142,051	174,090
	Essilor International Cie Generale d'Optique SA	1,155,156	162,873
	Engie SA	9,253,613	141,548
	Vivendi SA	5,413,002	132,418
	Cie de Saint-Gobain	2,779,187	123,799
	Cie Generale des Etablissements Michelin SCA	993,341	120,173
	Capgemini SE	880,038	117,934
^	Legrand SA	1,502,559	110,058
	Hermes International	173,836	106,189
	Dassault Systemes SE	734,053	102,726
	L'Oreal SA Loyalty Line	368,925	90,950
^	Renault SA	1,038,883	88,016
	Credit Agricole SA	6,490,408	86,144
	TechnipFMC plc	2,589,382	82,355
	Publicis Groupe SA	1,159,519	79,569
	STMicroelectronics NV	3,529,849	78,374
	Air Liquide SA	605,982	75,957
^	Valeo SA	1,344,229	73,292
	Thales SA	565,247	72,721
^	Atos SE	514,648	69,980
	Peugeot SA	3,067,642	69,897
	Veolia Environnement SA	2,807,294	59,989
	Teleperformance	322,137	56,856
	Accor SA	1,137,847	55,727
*	Ubisoft Entertainment SA	458,143	50,079
^	Carrefour SA	3,089,715	49,840
	Sodexo SA	499,042	49,817
	Bouygues SA	1,152,519	49,522
	Gecina SA	291,419	48,684
	Arkema SA	406,479	47,965
	Eiffage SA	418,190	45,434
	Klepierre SA	1,127,762	42,374
	Edenred	1,317,132	41,604
	Alstom SA	866,951	39,774
	Bureau Veritas SA	1,428,680	38,085
	SES SA Class A	1,981,341	36,218
	Aeroports de Paris	159,573	36,046
	Eurofins Scientific SE	63,353	35,136
	Getlink	2,542,918	34,863
	Electricite de France SA	2,493,113	34,210
	Orpea	253,451	33,759
	Natixis SA	4,713,866	33,353
	SCOR SE	888,440	32,856
	Ingenico Group SA	351,473	31,515
	Ipsen SA	193,272	30,230
^	Rubis SCA	472,328	29,441
	Faurecia SA	412,851	29,348
^	Suez	2,071,348	26,795
	SEB SA	152,540	26,613
	Bollore SA	5,496,200	25,524
2	Euronext NV	392,202	24,853
^	Dassault Aviation SA	13,070	24,852
	Rexel SA	1,718,059	24,663
2	Amundi SA	318,756	22,034
	Wendel SA	159,204	21,905
^	Iliad SA	135,579	21,392
^	BioMerieux	233,027	20,937

11

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Covivio	200,897	20,874
	CNP Assurances	891,958	20,265
	Eurazeo SA	264,867	20,048
	Eutelsat Communications SA	952,531	19,713
^	Altran Technologies SA	1,300,663	18,798
	Remy Cointreau SA	136,970	17,733
	Lagardere SCA	654,469	17,244
	Imerys SA	204,415	16,498
	ICADE	176,008	16,486
	Alten SA	160,189	16,467
	Elis SA (London Shares)	716,771	16,391
	Sopra Steria Group	80,176	16,313
	Nexity SA	241,888	15,271
	Sartorius Stedim Biotech	134,064	13,986
	SPIE SA	674,127	13,645
	JCDecaux SA	408,421	13,638
	Societe BIC SA	146,125	13,547
	Cie Plastic Omnium SA	315,060	13,286
*,2	Worldline SA	223,998	12,665
	Casino Guichard Perrachon SA	317,534	12,289
*,^	Vallourec SA	1,710,464	10,090
*	Air France-KLM	1,204,885	9,847
*	Fnac Darty SA	97,354	9,228
^,2	Maisons du Monde SA	246,902	9,080
^	Korian SA	260,094	8,768
2	Elior Group SA	579,466	8,352
	Trigano SA	45,124	8,005
*	SOITEC	95,200	7,983
^,2	ALD SA	457,075	7,784
	Gaztransport Et Technigaz SA	124,090	7,595
	Metropole Television SA	370,787	7,416
	IPSOS	211,277	7,210
	Eramet	49,533	6,498
	Television Francaise 1	605,422	6,368
2	Europcar Groupe SA	579,501	6,025
	Coface SA	514,146	5,701
	Nexans SA	164,746	5,662
	Vicat SA	84,803	5,560
*	DBV Technologies SA	133,607	5,146
	Tarkett SA	175,738	5,054
	Neopost SA	185,369	4,979
	Carmila SA	170,841	4,758
*,^	Genfit	160,422	4,395
	Mercialys SA	230,880	4,018
*,2	SMCP SA	138,509	3,959
	Beneteau SA	201,638	3,777
	FFP	29,080	3,596
	LISI	94,771	3,581
	Albioma SA	151,188	3,406
	Derichebourg SA	529,119	3,337
*	Virbac SA	23,687	3,228
	Mersen SA	80,589	3,201
	Electricite de France SA Prime De Fidelite	229,038	3,143
*,2	X-Fab Silicon Foundries SE	309,436	3,111
	Boiron SA	33,540	2,844
	Bonduelle SCA	77,790	2,805
	Interparfums SA	66,414	2,796
^	Manitou BF SA	68,486	2,574
*	Technicolor SA	2,050,968	2,520
	Direct Energie	44,784	2,198
	Jacquet Metal Service SA	68,515	2,179
*	Etablissements Maurel et Prom	298,418	2,176
	Vilmorin & Cie SA	29,459	1,984
	Guerbet	29,296	1,959

12

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
^	Synergie SA	35,858	1,765
	AKWEL	51,808	1,577
^	Rallye SA	137,106	1,565
	GL Events	56,416	1,516
	Groupe Crit	14,643	1,373
	Haulotte Group SA	71,266	1,217
*	Stallergenes Greer plc	23,597	845
*,^	Bourbon Corp.	152,406	844
*	Esso SA Francaise	12,795	719
	Union Financiere de France BQE SA	17,265	554
			8,880,326
Germany (7.8%)
	SAP SE	5,463,615	630,599
	Bayer AG	5,267,238	578,468
	Siemens AG	4,329,816	570,479
	Allianz SE	2,467,709	508,484
	BASF SE	5,162,852	492,891
	Daimler AG	4,856,725	311,108
	Deutsche Telekom AG	18,226,269	281,677
	Linde AG- Tender Line	1,048,461	249,093
	adidas AG	1,129,149	245,836
	Fresenius SE & Co. KGaA	2,289,493	183,308
	Deutsche Post AG	5,477,004	177,950
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	822,207	172,863
	Volkswagen AG Preference Shares	1,035,948	171,149
	Bayerische Motoren Werke AG	1,815,375	164,096
	Infineon Technologies AG	6,381,278	162,093
	Deutsche Boerse AG	1,052,691	139,960
	Continental AG	609,928	138,806
	Vonovia SE	2,888,126	137,271
	E.ON SE	12,240,924	130,421
	Henkel AG & Co. KGaA Preference Shares	958,078	122,250
	Fresenius Medical Care AG & Co. KGaA	1,201,131	120,944
	Deutsche Bank AG	10,723,686	114,727
	Wirecard AG	644,265	103,096
	Deutsche Wohnen SE	2,004,730	96,816
2	Covestro AG	1,056,379	93,895
	Merck KGaA	729,674	71,032
	HeidelbergCement AG	839,284	70,472
	RWE AG	2,963,169	67,337
	Henkel AG & Co. KGaA	603,572	67,016
	Beiersdorf AG	564,998	64,042
	thyssenkrupp AG	2,625,924	63,652
	Symrise AG	680,611	59,536
*	Commerzbank AG	5,872,334	56,018
	MTU Aero Engines AG	291,195	55,776
	Porsche Automobil Holding SE Preference Shares	865,310	54,943
	Brenntag AG	871,582	48,427
*	QIAGEN NV	1,240,402	44,964
*,2	Zalando SE	769,546	42,888
	Hannover Rueck SE	338,779	42,118
	LANXESS AG	515,380	40,069
	LEG Immobilien AG	356,011	38,675
	United Internet AG	662,761	37,838
	Uniper SE	1,103,069	32,842
	ProSiebenSat.1 Media SE	1,295,417	32,781
	HUGO BOSS AG	360,882	32,728
*,2	Delivery Hero AG	609,055	32,283
2	Scout24 AG	607,056	32,131
	Deutsche Lufthansa AG	1,333,516	31,948
	GEA Group AG	938,443	31,605
2	Innogy SE	723,317	30,903
*,2	Siemens Healthineers AG	738,864	30,448
	Volkswagen AG	177,419	29,166

13

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Evonik Industries AG	844,167	28,882
	Sartorius AG Preference Shares	192,521	28,661
	KION Group AG	397,637	28,542
	Puma SE	46,118	26,943
	Rheinmetall AG	241,209	26,538
	K&S AG	1,076,958	26,492
	Bayerische Motoren Werke AG Preference Shares	310,203	24,676
	MAN SE	199,856	22,615
	OSRAM Licht AG	542,466	22,092
*	MorphoSys AG	177,048	21,612
	Fuchs Petrolub SE Preference Shares	413,166	20,330
	Fraport AG Frankfurt Airport Services Worldwide	201,845	19,418
	Freenet AG	723,152	19,121
	HOCHTIEF AG	102,014	18,397
	Axel Springer SE	250,331	18,090
	Siltronic AG	116,740	16,589
	GRENKE AG	141,659	16,150
	Grand City Properties SA	610,368	15,824
	TAG Immobilien AG	710,055	15,616
	Aurubis AG	202,306	15,443
	CTS Eventim AG & Co. KGaA	306,662	15,056
	Telefonica Deutschland Holding AG	3,813,804	15,003
	Aareal Bank AG	339,911	14,912
	1&1 Drillisch AG	260,936	14,802
	RTL Group SA	214,994	14,570
	Gerresheimer AG	178,774	14,464
	Hella GmbH & Co. KGaA	251,892	14,065
	Carl Zeiss Meditec AG	205,776	14,041
	TUI AG	619,858	13,568
	alstria office REIT AG	889,927	13,370
	Duerr AG	278,566	12,897
	TLG Immobilien AG	477,389	12,716
*	Evotec AG	742,153	12,661
	Software AG	271,017	12,596
*,2	Rocket Internet SE	393,130	12,579
	Stabilus SA	138,896	12,477
	Norma Group SE	180,660	12,343
	Rational AG	18,906	12,312
	Nemetschek SE	101,927	12,217
	STADA Arzneimittel AG	127,046	11,931
	Bechtle AG	153,623	11,808
	METRO AG	948,971	11,695
	Jenoptik AG	286,498	11,207
	Wacker Chemie AG	84,869	11,093
	Krones AG	81,722	10,538
	Deutsche EuroShop AG	287,498	10,148
	Jungheinrich AG Preference Shares	270,995	10,018
*	Fielmann AG	139,965	9,677
2	Deutsche Pfandbriefbank AG	693,420	9,675
	CANCOM SE	94,559	9,608
	Salzgitter AG	216,040	9,399
	Leoni AG	183,837	9,317
2	ADO Properties SA	162,489	8,832
	Bilfinger SE	165,129	8,371
	Stroeer SE & Co. KGaA	138,428	8,358
	Sixt SE Preference Shares	106,102	8,308
	FUCHS PETROLUB SE	171,760	8,091
	Talanx AG	215,326	7,844
*	AIXTRON SE	595,844	7,668
	CECONOMY AG	908,785	7,558
	Sixt SE	65,573	7,331
	Suedzucker AG	440,990	7,009
	S&T AG	265,999	6,815
	Indus Holding AG	109,183	6,794

14

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*,^	zooplus AG	35,354	6,596
*	HelloFresh SE	431,288	6,570
	CompuGroup Medical SE	127,713	6,544
*	Dialog Semiconductor plc	427,036	6,473
	Pfeiffer Vacuum Technology AG	37,098	6,100
	DMG Mori AG	108,349	5,902
2	Befesa SA	105,397	5,665
	Koenig & Bauer AG	76,667	5,532
	Schaeffler AG Preference Shares	422,186	5,480
	RIB Software SE	233,657	5,414
*,2	Hapag-Lloyd AG	152,134	5,408
	Deutz AG	693,814	5,338
	Washtec AG	59,796	5,271
	RWE AG Preference Shares	271,819	5,098
	XING SE	15,763	5,076
	PATRIZIA Immobilien AG	240,509	4,628
	Kloeckner & Co. SE	413,456	4,354
	KWS Saat SE	11,365	4,028
*	Heidelberger Druckmaschinen AG	1,461,553	4,003
*,2	Tele Columbus AG	552,703	3,825
*	Hornbach Holding AG & Co. KGaA	52,125	3,755
	VTG AG	64,410	3,640
	Wacker Neuson SE	140,766	3,566
*	Nordex SE	346,849	3,508
	Takkt AG	190,832	3,482
	RHOEN-KLINIKUM AG	112,751	3,288
	Biotest AG Preference Shares	108,948	3,147
	Hamburger Hafen und Logistik AG	139,752	3,024
	Draegerwerk AG & Co. KGaA Preference Shares	42,006	3,007
*	SGL Carbon SE	269,719	2,888
	DIC Asset AG	239,784	2,686
	Vossloh AG	52,923	2,576
	Deutsche Beteiligungs AG	64,294	2,546
	Diebold Nixdorf AG	37,601	2,507
	BayWa AG	73,629	2,490
	Bertrandt AG	25,710	2,436
	comdirect bank AG	156,932	2,272
	Wuestenrot & Wuerttembergische AG	103,026	2,110
	SMA Solar Technology AG	49,070	2,023
	ElringKlinger AG	156,195	1,996
	Hornbach Baumarkt AG	41,612	1,285
	Draegerwerk AG & Co. KGaA	20,776	1,239
*	Gerry Weber International AG	163,065	1,046
	H&R GmbH & Co. KGaA	66,289	788
	CropEnergies AG	106,451	628
			8,426,929
Hong Kong (3.2%)
	AIA Group Ltd.	68,216,804	594,265
	Hong Kong Exchanges & Clearing Ltd.	6,995,093	209,346
	CK Hutchison Holdings Ltd.	15,103,495	159,886
	Sun Hung Kai Properties Ltd.	8,006,447	120,625
	CK Asset Holdings Ltd.	15,165,449	120,054
	Link REIT	12,109,002	110,427
	Hang Seng Bank Ltd.	4,084,651	101,995
	CLP Holdings Ltd.	9,263,564	99,781
	Hong Kong & China Gas Co. Ltd.	50,544,890	96,618
	BOC Hong Kong Holdings Ltd.	20,229,394	95,077
	Galaxy Entertainment Group Ltd.	12,034,839	92,770
	Jardine Matheson Holdings Ltd.	1,171,621	73,828
	Sands China Ltd.	13,529,094	72,129
	AAC Technologies Holdings Inc.	3,891,657	54,651
	Power Assets Holdings Ltd.	7,384,744	51,588
	China Mengniu Dairy Co. Ltd.	15,076,504	50,850
	Wharf Real Estate Investment Co. Ltd.	6,839,675	48,567

15

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Hongkong Land Holdings Ltd.	6,576,923	47,018
	New World Development Co. Ltd.	31,773,333	44,448
	MTR Corp. Ltd.	7,860,460	43,418
	Techtronic Industries Co. Ltd.	7,025,095	39,017
2	WH Group Ltd.	47,148,427	38,152
	Jardine Strategic Holdings Ltd.	1,022,289	37,240
	Henderson Land Development Co. Ltd.	6,637,117	34,999
	Wheelock & Co. Ltd.	4,608,747	32,029
	Swire Pacific Ltd. Class A	2,859,934	30,229
	Sino Land Co. Ltd.	17,397,709	28,271
	Want Want China Holdings Ltd.	30,802,651	27,391
	Bank of East Asia Ltd.	6,865,967	27,365
	Wynn Macau Ltd.	8,233,377	26,385
	CK Infrastructure Holdings Ltd.	3,486,262	25,808
2	Samsonite International SA	7,229,550	25,485
	Tingyi Cayman Islands Holding Corp.	10,525,240	24,381
	Hang Lung Properties Ltd.	11,403,663	23,424
	Wharf Holdings Ltd.	6,984,426	22,366
	Swire Properties Ltd.	5,945,805	21,928
*,^	Semiconductor Manufacturing International Corp.	16,675,006	21,605
	ASM Pacific Technology Ltd.	1,710,447	21,558
	Hysan Development Co. Ltd.	3,465,810	19,344
^	Minth Group Ltd.	3,890,817	16,457
	Sun Art Retail Group Ltd.	12,332,488	16,089
	Kerry Properties Ltd.	3,339,422	15,959
	Dairy Farm International Holdings Ltd.	1,682,870	14,775
	Vitasoy International Holdings Ltd.	4,468,643	14,278
	Melco International Development Ltd.	4,508,027	13,829
	Xinyi Glass Holdings Ltd.	11,311,825	13,721
	NWS Holdings Ltd.	7,915,056	13,659
	Hang Lung Group Ltd.	4,867,137	13,628
	PRADA SPA	2,868,134	13,215
	PCCW Ltd.	23,353,897	13,141
	SJM Holdings Ltd.	10,505,996	13,030
	Li & Fung Ltd.	32,539,878	11,919
	Shangri-La Asia Ltd.	6,279,028	11,763
	Yue Yuen Industrial Holdings Ltd.	4,063,194	11,453
	Hopewell Holdings Ltd.	3,236,412	11,042
^	Orient Overseas International Ltd.	1,097,060	10,679
	VTech Holdings Ltd.	901,692	10,393
	China Resources Cement Holdings Ltd.	9,736,000	9,798
	MGM China Holdings Ltd.	4,176,858	9,658
	Swire Pacific Ltd. Class B	5,135,173	9,116
*,^	MMG Ltd.	12,956,468	9,020
	Fortune REIT	7,543,822	8,856
	Uni-President China Holdings Ltd.	6,557,023	8,413
	Luk Fook Holdings International Ltd.	1,912,886	7,902
	NagaCorp Ltd.	8,389,826	7,609
	Great Eagle Holdings Ltd.	1,556,691	7,590
	SITC International Holdings Co. Ltd.	6,649,726	7,408
2	BOC Aviation Ltd.	1,179,922	7,322
	Champion REIT	10,861,950	7,204
	Chow Tai Fook Jewellery Group Ltd.	6,008,499	6,758
	Nexteer Automotive Group Ltd.	4,559,121	6,706
	IGG Inc.	5,151,589	6,557
^	Man Wah Holdings Ltd.	8,251,206	6,459
	HKBN Ltd.	4,136,722	6,363
	First Pacific Co. Ltd.	13,174,962	6,342
*	Pacific Basin Shipping Ltd.	22,902,187	6,260
	Hongkong & Shanghai Hotels Ltd.	4,237,000	6,031
	Haitong International Securities Group Ltd.	13,183,968	5,989
	Lifestyle International Holdings Ltd.	2,773,530	5,873
	Johnson Electric Holdings Ltd.	1,964,719	5,722
	China Travel International Investment Hong Kong Ltd.	14,455,713	5,621

16

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Towngas China Co. Ltd.	5,704,180	5,520
	Xinyi Solar Holdings Ltd.	17,472,446	5,353
	Cathay Pacific Airways Ltd.	3,404,092	5,345
	Television Broadcasts Ltd.	1,684,938	5,329
	Dah Sing Financial Holdings Ltd.	863,024	5,033
	Shui On Land Ltd.	19,711,761	4,985
	Shougang Fushan Resources Group Ltd.	20,158,536	4,783
^	China Goldjoy Group Ltd.	85,875,408	4,688
	Cafe de Coral Holdings Ltd.	1,874,862	4,535
	L'Occitane International SA	2,654,173	4,371
	Yuexiu REIT	6,461,937	4,338
	Dah Sing Banking Group Ltd.	2,049,965	4,289
	Kerry Logistics Network Ltd.	3,067,077	4,276
	Shun Tak Holdings Ltd.	10,248,078	4,182
	Sunlight REIT	5,997,298	4,141
	Giordano International Ltd.	6,446,000	4,054
^	Value Partners Group Ltd.	5,150,376	4,050
	K Wah International Holdings Ltd.	6,834,209	3,928
	SA Sa International Holdings Ltd.	6,146,227	3,894
	Mandarin Oriental International Ltd.	1,666,537	3,881
	Guotai Junan International Holdings Ltd.	17,892,391	3,856
	United Energy Group Ltd.	27,889,718	3,690
	Chinese Estates Holdings Ltd.	2,797,000	3,630
	Far East Consortium International Ltd.	5,898,000	3,505
2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,603,000	3,500
	Gemdale Properties & Investment Corp. Ltd.	29,270,250	3,155
*,^	Esprit Holdings Ltd.	9,927,575	3,081
*,2	Razer Inc.	12,319,000	2,976
	Huabao International Holdings Ltd.	4,635,000	2,952
	Lai Sun Development Co. Ltd.	1,755,150	2,926
	Goodbaby International Holdings Ltd.	4,557,210	2,756
	Prosperity REIT	6,690,000	2,712
	CP Pokphand Co. Ltd.	29,184,000	2,636
*	FIH Mobile Ltd.	16,971,918	2,634
*,^,2	FIT Hon Teng Ltd.	5,809,000	2,626
	Microport Scientific Corp.	2,134,148	2,575
^	United Laboratories International Holdings Ltd.	2,473,247	2,572
	Stella International Holdings Ltd.	2,078,000	2,569
*,^	We Solutions Ltd.	16,848,518	2,523
	Road King Infrastructure Ltd.	1,397,704	2,437
	Chow Sang Sang Holdings International Ltd.	1,257,000	2,421
	HKR International Ltd.	3,925,600	2,403
	Pacific Textiles Holdings Ltd.	2,803,000	2,380
	Hutchison Telecommunications Hong Kong Holdings Ltd.	6,700,435	2,360
^	Pou Sheng International Holdings Ltd.	11,763,000	2,246
	SmarTone Telecommunications Holdings Ltd.	2,166,500	2,234
	Canvest Environmental Protection Group Co. Ltd.	4,001,000	2,145
2	Crystal International Group Ltd.	2,989,316	2,079
	Dynam Japan Holdings Co. Ltd.	1,562,200	2,072
	CITIC Telecom International Holdings Ltd.	7,694,000	2,016
	Chong Hing Bank Ltd.	1,023,996	1,988
	Lee's Pharmaceutical Holdings Ltd.	1,493,500	1,941
^	Nan Hai Corp. Ltd.	72,900,000	1,920
^,2	IMAX China Holding Inc.	623,596	1,894
	Sun Hung Kai & Co. Ltd.	3,361,000	1,887
*	Global Brands Group Holding Ltd.	31,016,428	1,852
^	HC International Inc.	3,112,000	1,819
*,^,3	Town Health International Medical Group Ltd.	20,414,000	1,795
^	China Harmony New Energy Auto Holding Ltd.	4,067,836	1,739
	Spring REIT	4,070,908	1,730
	Liu Chong Hing Investment Ltd.	1,052,000	1,660
	Texwinca Holdings Ltd.	3,705,930	1,581
^,2	Regina Miracle International Holdings Ltd.	1,929,000	1,498
*,^	Truly International Holdings Ltd.	7,834,000	1,492

17

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Beijing Enterprises Medical & Health Group Ltd.	28,098,000	1,465
*	G-Resources Group Ltd.	128,460,000	1,455
	Emperor Capital Group Ltd.	22,650,000	1,440
*	COFCO Meat Holdings Ltd.	9,440,000	1,382
*,^	Digital Domain Holdings Ltd.	88,350,000	1,369
*,^	Panda Green Energy Group Ltd.	18,666,268	1,354
*,^	GCL New Energy Holdings Ltd.	32,588,000	1,326
*,^	China LNG Group Ltd.	9,241,999	1,325
*,3	Convoy Global Holdings Ltd.	61,962,000	1,319
	Macau Legend Development Ltd.	7,927,505	1,302
*,3	China Baoli Technologies Holdings Ltd.	120,130,040	1,286
*	China Oceanwide Holdings Ltd.	24,345,156	1,242
*	Honghua Group Ltd.	12,857,000	1,192
2	CGN New Energy Holdings Co. Ltd.	6,456,000	1,142
*,^	China Financial International Investments Ltd.	37,890,000	1,091
*	Lifestyle China Group Ltd.	2,615,030	1,077
*,^	NewOcean Energy Holdings Ltd.	5,268,000	1,073
	Emperor Watch & Jewellery Ltd.	17,280,000	1,054
	Singamas Container Holdings Ltd.	7,354,000	1,028
*	Anton Oilfield Services Group	7,124,000	1,021
*,^	KuangChi Science Ltd.	9,987,000	1,003
	New Sports Group Ltd.	8,667,500	968
	Inspur International Ltd.	2,574,000	965
*,^	China Silver Group Ltd.	5,652,000	928
*,^	China Strategic Holdings Ltd.	85,045,000	908
*,^	Future World Financial Holdings Ltd.	47,612,000	768
*	Sunshine Oilsands Ltd.	25,028,500	761
	Ju Teng International Holdings Ltd.	4,552,000	754
*,^	Hong Kong Television Network Ltd.	2,018,000	751
*	New World Department Store China Ltd.	3,144,000	725
*,^	Technovator International Ltd.	2,916,000	724
^	EVA Precision Industrial Holdings Ltd.	6,254,000	715
*	CST Group Ltd.	156,056,000	694
*	Freeman FinTech Corp. Ltd.	61,011,203	683
^	Shenwan Hongyuan HK Ltd.	2,515,000	667
*,^	China LotSynergy Holdings Ltd.	40,040,000	646
^	Yip's Chemical Holdings Ltd.	1,582,000	556
*	Parkson Retail Group Ltd.	4,455,494	545
*,^	China Ocean Industry Group Ltd.	78,260,000	508
	Henderson Investment Ltd.	5,995,033	504
*,^	BOE Varitronix Ltd.	1,338,000	459
*	New Provenance Everlasting Holdings Ltd.	65,000,000	455
	TPV Technology Ltd.	3,842,000	421
*	Silver Base Group Holdings Ltd.	5,365,500	388
*,^	Summit Ascent Holdings Ltd.	3,914,000	374
*	Xinchen China Power Holdings Ltd.	3,538,000	355
^	Qianhai Health Holdings Ltd.	34,447,500	324
*,^	Good Resources Holdings Ltd.	10,919,595	290
*,^	Sino Oil And Gas Holdings Ltd.	61,950,000	284
*	Mei Ah Entertainment Group Ltd.	8,980,000	281
*,3	Brightoil Petroleum Holdings Ltd.	10,512,023	268
*,^	China Medical & HealthCare Group Ltd.	7,470,000	237
*	Sincere Watch Hong Kong Ltd.	8,780,000	125
*	Yanchang Petroleum International Ltd.	6,870,000	99
*,^	Vision Fame International Holding Ltd.	214,977	4
			3,469,443
Ireland (0.2%)
	Kerry Group plc Class A	824,830	86,228
	Kingspan Group plc	839,031	41,940
	Bank of Ireland Group plc	5,183,984	40,229
	AIB Group plc	4,444,663	24,070
	Glanbia plc	1,117,954	20,738
*	Dalata Hotel Group plc	1,037,877	8,452
	Hibernia REIT plc	3,905,118	6,837

18

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	C&C Group plc	1,760,284	6,654
	Green REIT plc	3,843,015	6,636
	Irish Continental Group plc	906,439	5,366
	Origin Enterprises plc	702,805	5,058
*	Permanent TSB Group Holdings plc	597,422	1,388
*,3	Irish Bank Resolution Corp. Ltd.	257,065	—
			253,596
Israel (0.5%)
	Teva Pharmaceutical Industries Ltd.	5,065,246	122,642
	Bank Leumi Le-Israel BM	8,079,926	47,810
	Bank Hapoalim BM	5,809,371	39,383
*	Nice Ltd.	342,902	35,489
	Frutarom Industries Ltd.	207,266	20,385
	Israel Discount Bank Ltd. Class A	6,591,178	19,258
	Israel Chemicals Ltd.	3,848,631	17,633
	Elbit Systems Ltd.	132,456	15,595
	Mizrahi Tefahot Bank Ltd.	725,657	13,350
	Bezeq The Israeli Telecommunication Corp. Ltd.	11,546,579	13,013
*	Tower Semiconductor Ltd.	554,374	12,367
	Azrieli Group Ltd.	205,463	10,213
*	SodaStream International Ltd.	112,688	9,497
	Paz Oil Co. Ltd.	57,062	7,494
*	Mazor Robotics Ltd.	267,379	7,367
	First International Bank Of Israel Ltd.	290,376	6,072
	Alony Hetz Properties & Investments Ltd.	645,536	5,939
	Gazit-Globe Ltd.	538,284	4,969
	Harel Insurance Investments & Financial Services Ltd.	620,440	4,659
	Strauss Group Ltd.	227,202	4,578
*	Airport City Ltd.	407,720	4,523
	Israel Corp. Ltd.	20,834	4,447
*	Nova Measuring Instruments Ltd.	152,854	4,184
	Shufersal Ltd.	620,423	3,816
	Reit 1 Ltd.	943,081	3,745
	Melisron Ltd.	89,989	3,738
	Delek Group Ltd.	27,242	3,710
	Phoenix Holdings Ltd.	678,310	3,551
	Oil Refineries Ltd.	8,337,976	3,509
	Amot Investments Ltd.	674,371	3,378
	IDI Insurance Co. Ltd.	44,550	2,676
*	Jerusalem Oil Exploration	45,997	2,335
	Teva Pharmaceutical Industries Ltd. ADR	95,178	2,315
*	Jerusalem Economy Ltd.	953,849	2,293
	Electra Ltd.	9,171	2,280
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	41,848	2,032
*	Shikun & Binui Ltd.	1,111,467	1,968
	Sella Capital Real Estate Ltd.	1,071,290	1,918
*	Clal Insurance Enterprises Holdings Ltd.	136,809	1,913
*	Partner Communications Co. Ltd.	506,775	1,908
	Matrix IT Ltd.	170,911	1,822
*	Cellcom Israel Ltd. (Registered)	301,015	1,718
*	Migdal Insurance & Financial Holding Ltd.	1,912,770	1,654
*	Africa Israel Properties Ltd.	70,386	1,603
	Big Shopping Centers Ltd.	23,391	1,581
	Kenon Holdings Ltd.	102,929	1,563
	Bayside Land Corp.	3,605	1,557
*	Brack Capital Properties NV	13,974	1,529
	Delta-Galil Industries Ltd.	50,768	1,470
	Formula Systems 1985 Ltd.	40,596	1,469
	Menora Mivtachim Holdings Ltd.	124,580	1,343
*	Gilat Satellite Networks Ltd.	142,835	1,324
	Delek Automotive Systems Ltd.	207,986	1,139
	Naphtha Israel Petroleum Corp. Ltd.	189,595	1,112
*	Allot Communications Ltd.	165,076	875
	Norstar Holdings Inc.	48,081	851

19

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	AudioCodes Ltd.	106,784	828
*	Kamada Ltd.	132,976	685
*	B Communications Ltd.	58,115	532
	Property & Building Corp. Ltd.	5,861	454
*	Evogene Ltd.	114,578	330
	Ormat Technologies Inc.	1	—
			503,391
Italy (2.2%)
	Eni SPA	14,113,628	261,686
	Enel SPA	43,868,352	243,083
	Intesa Sanpaolo SPA (Registered)	73,773,330	213,447
	UniCredit SPA	12,596,514	208,780
	Assicurazioni Generali SPA	7,312,204	122,245
*	Fiat Chrysler Automobiles NV	6,206,891	117,088
	Ferrari NV	707,147	95,585
	Atlantia SPA	3,003,756	88,557
	CNH Industrial NV	5,602,903	59,186
	Luxottica Group SPA	878,088	56,536
	Snam SPA	12,733,463	53,066
	Tenaris SA	2,637,144	48,128
*	Telecom Italia SPA (Registered)	60,670,603	44,950
	Terna Rete Elettrica Nazionale SPA	7,956,055	42,968
	Moncler SPA	897,272	40,714
	EXOR NV	604,791	40,471
	Prysmian SPA	1,255,847	31,161
	Mediobanca Banca di Credito Finanziario SPA	3,351,435	31,001
	Davide Campari-Milano SPA	3,206,298	26,317
	FinecoBank Banca Fineco SPA	2,226,845	25,068
*,^	Banco BPM SPA	8,620,353	25,041
	Intesa Sanpaolo SPA	7,681,086	23,208
	Telecom Italia SPA (Bearer)	34,045,592	22,156
	Unione di Banche Italiane SPA	5,714,658	21,889
2	Poste Italiane SPA	2,602,263	21,720
	Leonardo SPA	2,198,529	21,639
	Recordati SPA	536,527	21,260
*,2	Pirelli & C SPA	2,086,822	17,377
	Italgas SPA	2,778,911	15,295
	A2A SPA	8,734,093	15,118
	DiaSorin SPA	131,404	14,933
	Interpump Group SPA	468,591	14,526
*,^	Saipem SPA	3,162,369	14,503
	Hera SPA	4,556,500	14,178
	Amplifon SPA	672,612	13,908
	BPER Banca	2,261,770	12,341
	Unipol Gruppo SPA	3,100,007	11,945
	Cerved Group SPA	1,101,764	11,800
	Brembo SPA	866,122	11,681
2	Infrastrutture Wireless Italiane SPA	1,376,304	10,590
	De' Longhi SPA	362,706	10,256
^	Azimut Holding SPA	659,396	10,162
	Banca Popolare di Sondrio SCPA	2,530,980	10,152
^	Buzzi Unicem SPA	396,574	9,690
^	UnipolSai Assicurazioni SPA	4,264,399	9,404
	Banca Mediolanum SPA	1,362,350	9,202
	Autogrill SPA	722,499	8,924
2	Anima Holding SPA	1,601,268	8,558
	Brunello Cucinelli SPA	187,531	8,351
	IMA Industria Macchine Automatiche SPA	94,673	8,215
	Banca Generali SPA	319,536	7,931
	Reply SPA	115,321	7,820
	Societa Cattolica di Assicurazioni SC	890,833	7,414
	Iren SPA	2,904,189	7,410
2	Enav SPA	1,450,643	7,257
	ERG SPA	308,453	6,728

20

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
2	Technogym SPA	556,516	6,568
	Saras SPA	2,613,464	6,317
	Salvatore Ferragamo SPA	247,212	6,013
	Societa Iniziative Autostradali e Servizi SPA	389,273	5,840
*	Mediaset SPA	1,735,788	5,535
	Ei Towers SPA	90,634	5,012
	Beni Stabili SpA SIIQ	5,695,323	4,985
	MARR SPA	183,138	4,818
	ASTM SPA	194,560	4,494
^	Tod's SPA	72,001	4,479
	Datalogic SPA	117,184	4,320
	Danieli & C Officine Meccaniche SPA RSP	221,156	3,887
	Parmalat SPA	1,148,740	3,876
	Maire Tecnimont SPA	816,721	3,655
	Fincantieri SPA	2,670,028	3,627
^	ACEA SPA	243,409	3,612
2	Gima TT SPA	197,712	3,247
*,2	OVS SPA	963,728	3,138
	Buzzi Unicem SPA RSP	235,894	3,132
	Banca IFIS SPA	104,389	3,131
	Credito Emiliano SPA	412,730	3,055
	Biesse SPA	78,135	3,040
2	doBank SPA	220,423	2,897
2	Banca Farmafactoring SPA	494,459	2,891
2	RAI Way SPA	536,182	2,509
^	Salini Impregilo SPA	933,467	2,425
	Piaggio & C SPA	912,094	2,280
	Immobiliare Grande Distribuzione SIIQ SPA	283,883	2,280
	CIR-Compagnie Industriali Riunite SPA	1,718,791	2,102
	Cementir Holding SPA	252,322	1,993
	Danieli & C Officine Meccaniche SPA	68,708	1,705
	Italmobiliare SPA	66,864	1,638
*,^	Juventus Football Club SPA	2,117,332	1,626
	Zignago Vetro SPA	163,761	1,525
^	Cairo Communication SPA	377,580	1,507
^	Geox SPA	459,225	1,295
	Cofide SPA	2,129,843	1,057
*	Arnoldo Mondadori Editore SPA	677,153	1,030
*,^	Rizzoli Corriere Della Sera Mediagroup SPA	750,382	946
*,^	Safilo Group SPA	152,795	799
	DeA Capital SPA	378,098	565
*,^	GEDI Gruppo Editoriale SPA	1,214,432	462
*	Intesa Sanpaolo Rights Exp. 07/17/2018	81,352,297	1
			2,451,933
Japan (22.1%)
	Toyota Motor Corp.	14,459,130	935,057
	Mitsubishi UFJ Financial Group Inc.	72,398,857	410,131
	Sony Corp.	7,140,259	365,684
	SoftBank Group Corp.	4,807,895	343,323
	Sumitomo Mitsui Financial Group Inc.	7,538,760	294,057
	Honda Motor Co. Ltd.	9,931,324	291,196
	Keyence Corp.	508,306	286,692
	KDDI Corp.	10,022,370	274,061
	Mizuho Financial Group Inc.	143,346,581	241,465
	FANUC Corp.	1,095,412	217,124
	Central Japan Railway Co.	1,017,164	210,583
	Kao Corp.	2,712,843	206,777
	Shin-Etsu Chemical Co. Ltd.	2,301,472	204,528
	Mitsubishi Corp.	7,266,853	201,503
	East Japan Railway Co.	2,079,264	199,122
	Nintendo Co. Ltd.	606,832	198,088
	Nidec Corp.	1,322,074	197,769
	Canon Inc.	5,796,605	190,080
	Seven & i Holdings Co. Ltd.	4,356,032	189,991

21

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

		Market
		Value
	Shares	($000)
Japan Tobacco Inc.	6,752,082	188,696
Recruit Holdings Co. Ltd.	6,735,341	186,021
Hitachi Ltd.	26,037,146	183,431
NTT DOCOMO Inc.	7,102,719	180,994
Takeda Pharmaceutical Co. Ltd.	4,300,802	180,927
Murata Manufacturing Co. Ltd.	1,071,440	179,869
Tokio Marine Holdings Inc.	3,814,624	178,460
Daikin Industries Ltd.	1,492,771	178,406
Shiseido Co. Ltd.	2,187,163	173,564
Astellas Pharma Inc.	11,154,324	169,753
Nippon Telegraph & Telephone Corp.	3,689,223	167,594
Panasonic Corp.	12,005,271	161,884
Mitsui & Co. Ltd.	9,526,414	158,637
Tokyo Electron Ltd.	878,206	150,747
Mitsubishi Electric Corp.	11,131,181	147,688
Komatsu Ltd.	5,148,719	146,577
ITOCHU Corp.	7,956,866	143,907
Daiichi Sankyo Co. Ltd.	3,580,544	136,789
Bridgestone Corp.	3,481,238	135,987
Fast Retailing Co. Ltd.	289,077	132,494
Mitsui Fudosan Co. Ltd.	5,324,406	128,256
Suzuki Motor Corp.	2,315,490	127,602
Kirin Holdings Co. Ltd.	4,700,419	125,994
Denso Corp.	2,576,901	125,738
Daiwa House Industry Co. Ltd.	3,661,015	124,554
JXTG Holdings Inc.	17,880,447	124,051
SMC Corp.	326,631	119,577
Hoya Corp.	2,069,573	117,405
Mitsubishi Estate Co. Ltd.	6,655,185	116,179
Otsuka Holdings Co. Ltd.	2,361,046	114,210
ORIX Corp.	7,229,509	113,952
Dai-ichi Life Holdings Inc.	6,275,428	111,688
Oriental Land Co. Ltd.	1,060,058	111,144
Asahi Group Holdings Ltd.	2,145,594	110,043
Nissan Motor Co. Ltd.	10,898,411	106,044
Eisai Co. Ltd.	1,487,250	104,688
Sumitomo Corp.	6,311,906	103,514
Subaru Corp.	3,462,149	100,697
Terumo Corp.	1,736,673	99,421
* Toshiba Corp.	33,091,994	99,344
Sysmex Corp.	1,066,012	99,325
Kyocera Corp.	1,757,303	98,827
Kubota Corp.	6,265,023	98,329
Nomura Holdings Inc.	18,982,495	91,857
Sumitomo Realty & Development Co. Ltd.	2,432,010	89,559
Asahi Kasei Corp.	7,009,747	88,894
MS&AD Insurance Group Holdings Inc.	2,811,250	87,313
Nippon Steel & Sumitomo Metal Corp.	4,391,221	86,099
Aeon Co. Ltd.	3,935,053	84,180
Secom Co. Ltd.	1,092,173	83,752
FUJIFILM Holdings Corp.	2,139,711	83,454
Sumitomo Mitsui Trust Holdings Inc.	2,092,599	82,561
Shionogi & Co. Ltd.	1,601,011	82,154
Japan Post Holdings Co. Ltd.	7,479,231	81,851
Sompo Holdings Inc.	1,989,161	80,263
West Japan Railway Co.	1,033,348	76,080
TDK Corp.	675,868	68,819
Marubeni Corp.	8,903,671	67,787
Nitto Denko Corp.	894,313	67,518
Toray Industries Inc.	8,535,668	67,371
Fujitsu Ltd.	10,956,240	66,302
Taisei Corp.	1,199,313	66,046
Tokyo Gas Co. Ltd.	2,471,538	65,625
Resona Holdings Inc.	12,280,702	65,453

22

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

		Market
		Value
	Shares	($000)
Nitori Holdings Co. Ltd.	417,561	64,963
Daito Trust Construction Co. Ltd.	399,178	64,936
Shimano Inc.	440,941	64,706
Unicharm Corp.	2,147,732	64,570
Chugai Pharmaceutical Co. Ltd.	1,220,543	63,908
MEIJI Holdings Co. Ltd.	755,426	63,799
Sumitomo Electric Industries Ltd.	4,246,764	63,161
Makita Corp.	1,374,185	61,471
Mitsubishi Chemical Holdings Corp.	7,256,301	60,596
Kansai Electric Power Co. Inc.	4,093,518	59,700
Yamato Holdings Co. Ltd.	2,011,614	59,207
Olympus Corp.	1,579,025	59,068
Chubu Electric Power Co. Inc.	3,930,526	58,936
Mitsubishi Heavy Industries Ltd.	1,611,077	58,565
Dentsu Inc.	1,236,955	58,555
Ono Pharmaceutical Co. Ltd.	2,487,291	58,230
Sekisui House Ltd.	3,270,373	57,802
Japan Exchange Group Inc.	3,026,601	56,138
JFE Holdings Inc.	2,893,885	54,659
Ajinomoto Co. Inc.	2,852,515	53,995
Inpex Corp.	5,150,152	53,489
Daiwa Securities Group Inc.	8,991,467	52,113
Kikkoman Corp.	1,030,647	52,036
Yaskawa Electric Corp.	1,471,104	51,805
Omron Corp.	1,095,525	51,034
Sumitomo Metal Mining Co. Ltd.	1,334,885	50,948
Toyota Industries Corp.	910,058	50,941
Hankyu Hanshin Holdings Inc.	1,253,744	50,362
FamilyMart UNY Holdings Co. Ltd.	457,257	48,151
Sumitomo Chemical Co. Ltd.	8,504,610	48,099
T&D Holdings Inc.	3,191,278	47,863
Tokyu Corp.	2,776,568	47,780
Yamaha Corp.	911,327	47,296
Ryohin Keikaku Co. Ltd.	133,482	46,895
Shimadzu Corp.	1,534,386	46,294
Yakult Honsha Co. Ltd.	692,130	46,277
Osaka Gas Co. Ltd.	2,230,641	46,188
MISUMI Group Inc.	1,564,597	45,522
Bandai Namco Holdings Inc.	1,098,062	45,231
M3 Inc.	1,131,203	44,986
Aisin Seiki Co. Ltd.	971,723	44,245
Koito Manufacturing Co. Ltd.	645,036	42,607
Kintetsu Group Holdings Co. Ltd.	1,030,561	42,021
Toyota Tsusho Corp.	1,254,918	41,935
Rohm Co. Ltd.	499,635	41,752
Asahi Glass Co. Ltd.	1,054,432	41,013
* Tokyo Electric Power Co. Holdings Inc.	8,774,111	40,848
NTT Data Corp.	3,545,153	40,780
Isuzu Motors Ltd.	3,056,889	40,526
Kajima Corp.	5,155,141	39,832
MINEBEA MITSUMI Inc.	2,362,412	39,811
Yamaha Motor Co. Ltd.	1,575,835	39,559
Mazda Motor Corp.	3,205,368	39,319
Obayashi Corp.	3,777,931	39,228
NEC Corp.	1,428,382	39,143
* Renesas Electronics Corp.	3,914,580	38,268
TOTO Ltd.	814,273	37,689
Nippon Paint Holdings Co. Ltd.	869,642	37,399
Dai Nippon Printing Co. Ltd.	1,669,364	37,305
Trend Micro Inc.	649,985	37,002
Odakyu Electric Railway Co. Ltd.	1,711,633	36,708
Showa Denko KK	826,387	36,581
Nissan Chemical Industries Ltd.	777,814	36,232
Start Today Co. Ltd.	999,699	36,170

23

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

		Market
		Value
	Shares	($000)
Coca-Cola Bottlers Japan Holdings Inc.	895,836	35,842
Santen Pharmaceutical Co. Ltd.	2,037,127	35,439
Tobu Railway Co. Ltd.	1,153,553	35,255
Ricoh Co. Ltd.	3,817,120	34,956
Kose Corp.	162,372	34,925
Sekisui Chemical Co. Ltd.	2,015,650	34,287
Hisamitsu Pharmaceutical Co. Inc.	406,505	34,252
Nexon Co. Ltd.	2,322,354	33,696
Concordia Financial Group Ltd.	6,537,058	33,220
Shimizu Corp.	3,185,310	32,968
Tohoku Electric Power Co. Inc.	2,660,272	32,504
CyberAgent Inc.	538,480	32,294
NGK Spark Plug Co. Ltd.	1,123,480	31,939
Don Quijote Holdings Co. Ltd.	659,058	31,634
Keio Corp.	651,227	31,467
SBI Holdings Inc.	1,216,199	31,184
Nikon Corp.	1,952,314	31,027
Obic Co. Ltd.	375,539	31,026
Hamamatsu Photonics KK	715,192	30,701
Oji Holdings Corp.	4,942,049	30,626
Nisshin Seifun Group Inc.	1,444,417	30,606
Suntory Beverage & Food Ltd.	706,637	30,211
Kobayashi Pharmaceutical Co. Ltd.	349,434	30,162
Rakuten Inc.	4,445,314	30,004
Nippon Express Co. Ltd.	412,424	29,885
Pigeon Corp.	610,421	29,665
Hoshizaki Corp.	293,185	29,630
LIXIL Group Corp.	1,482,530	29,629
Idemitsu Kosan Co. Ltd.	821,153	29,202
Kyushu Electric Power Co. Inc.	2,601,144	29,044
Kyowa Hakko Kirin Co. Ltd.	1,424,368	28,670
Nomura Research Institute Ltd.	585,170	28,311
Stanley Electric Co. Ltd.	829,986	28,261
Mitsubishi Motors Corp.	3,527,973	28,123
Taisho Pharmaceutical Holdings Co. Ltd.	240,226	28,102
Nissin Foods Holdings Co. Ltd.	387,300	28,062
Kyushu Railway Co.	901,827	27,574
Kuraray Co. Ltd.	1,992,751	27,407
Nagoya Railroad Co. Ltd.	1,057,197	27,270
Alps Electric Co. Ltd.	1,056,840	27,142
Konami Holdings Corp.	531,430	27,003
Seiko Epson Corp.	1,552,725	26,958
Fuji Electric Co. Ltd.	3,538,595	26,880
Japan Post Bank Co. Ltd.	2,306,935	26,822
Keisei Electric Railway Co. Ltd.	779,042	26,723
Disco Corp.	156,427	26,631
SUMCO Corp.	1,319,277	26,497
Mitsui Chemicals Inc.	992,222	26,372
NGK Insulators Ltd.	1,482,305	26,338
NSK Ltd.	2,552,152	26,269
Brother Industries Ltd.	1,329,672	26,196
Shizuoka Bank Ltd.	2,905,832	26,127
Lion Corp.	1,417,817	25,944
Sojitz Corp.	7,107,783	25,742
Tsuruha Holdings Inc.	204,561	25,622
Chiba Bank Ltd.	3,620,670	25,536
IHI Corp.	729,425	25,372
Isetan Mitsukoshi Holdings Ltd.	2,003,586	24,997
Aozora Bank Ltd.	656,592	24,919
Marui Group Co. Ltd.	1,184,297	24,912
Tosoh Corp.	1,596,609	24,687
JGC Corp.	1,215,230	24,444
^ Yahoo Japan Corp.	7,356,408	24,371
Kawasaki Heavy Industries Ltd.	823,999	24,234

24

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Yokogawa Electric Corp.	1,359,949	24,149
	Electric Power Development Co. Ltd.	934,298	24,114
	NH Foods Ltd.	585,994	23,690
	Daifuku Co. Ltd.	541,741	23,670
	Alfresa Holdings Corp.	1,004,834	23,596
	Mitsubishi Gas Chemical Co. Inc.	1,040,655	23,516
	Konica Minolta Inc.	2,534,734	23,508
	Japan Airlines Co. Ltd.	658,236	23,322
	USS Co. Ltd.	1,211,567	23,035
	ANA Holdings Inc.	627,161	23,012
	Toppan Printing Co. Ltd.	2,930,631	22,927
	Keikyu Corp.	1,398,408	22,905
	Kansai Paint Co. Ltd.	1,090,885	22,639
	Taiheiyo Cement Corp.	684,738	22,525
	Otsuka Corp.	574,698	22,498
	Hirose Electric Co. Ltd.	180,185	22,284
	Hikari Tsushin Inc.	125,443	22,015
	Mitsubishi Tanabe Pharma Corp.	1,249,963	21,581
	Hakuhodo DY Holdings Inc.	1,340,034	21,486
	Haseko Corp.	1,557,954	21,473
	Hulic Co. Ltd.	2,011,232	21,466
	Toho Co. Ltd.	637,202	21,342
	Sumitomo Heavy Industries Ltd.	632,542	21,312
	Asahi Intecc Co. Ltd.	562,247	21,228
	Square Enix Holdings Co. Ltd.	432,788	21,221
	J Front Retailing Co. Ltd.	1,391,321	21,136
	Persol Holdings Co. Ltd.	946,795	21,085
	Chugoku Electric Power Co. Inc.	1,623,635	20,974
	Advantest Corp.	1,006,802	20,884
	TIS Inc.	451,140	20,732
	Nihon M&A Center Inc.	714,642	20,705
	Seibu Holdings Inc.	1,220,497	20,553
	Fukuoka Financial Group Inc.	4,091,955	20,535
	Tokyu Fudosan Holdings Corp.	2,902,370	20,473
	Nabtesco Corp.	657,195	20,192
^	Sharp Corp.	816,348	19,856
^	Yamada Denki Co. Ltd.	3,994,490	19,842
	Matsumotokiyoshi Holdings Co. Ltd.	441,950	19,832
^	Tokai Carbon Co. Ltd.	1,102,929	19,757
*	PeptiDream Inc.	475,360	19,750
	Casio Computer Co. Ltd.	1,215,747	19,745
	Keihan Holdings Co. Ltd.	549,655	19,707
	Sumitomo Dainippon Pharma Co. Ltd.	932,389	19,707
	Teijin Ltd.	1,066,528	19,536
	Hitachi Construction Machinery Co. Ltd.	595,724	19,313
	Mebuki Financial Group Inc.	5,730,243	19,221
	Mitsubishi Materials Corp.	699,775	19,198
	Sega Sammy Holdings Inc.	1,107,128	18,949
	Bank of Kyoto Ltd.	405,438	18,720
	Suzuken Co. Ltd.	442,600	18,717
	Sony Financial Holdings Inc.	982,071	18,711
	Yamazaki Baking Co. Ltd.	706,374	18,521
	THK Co. Ltd.	644,417	18,399
	Pola Orbis Holdings Inc.	418,485	18,391
	Rinnai Corp.	205,366	18,099
	Toyo Suisan Kaisha Ltd.	505,745	18,044
	Daicel Corp.	1,632,166	18,030
	JSR Corp.	1,053,936	17,911
	Nippon Shinyaku Co. Ltd.	288,025	17,874
	Nippon Yusen KK	902,155	17,873
	Sohgo Security Services Co. Ltd.	379,543	17,857
	Ebara Corp.	568,266	17,631
	Toho Gas Co. Ltd.	508,217	17,606
	Amada Holdings Co. Ltd.	1,832,919	17,591

25

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

		Market
		Value
	Shares	($000)
Taiyo Yuden Co. Ltd.	631,041	17,588
MediPal Holdings Corp.	873,596	17,548
Kurita Water Industries Ltd.	615,055	17,518
Rohto Pharmaceutical Co. Ltd.	544,830	17,457
JTEKT Corp.	1,276,453	17,326
Nankai Electric Railway Co. Ltd.	612,106	16,979
Lawson Inc.	269,577	16,836
Kakaku.com Inc.	745,939	16,797
Azbil Corp.	383,292	16,678
Asics Corp.	986,879	16,660
Denka Co. Ltd.	496,580	16,529
Park24 Co. Ltd.	594,956	16,180
Sumitomo Rubber Industries Ltd.	1,011,941	16,040
Showa Shell Sekiyu KK	1,076,434	16,038
Hino Motors Ltd.	1,502,737	16,024
^ Skylark Co. Ltd.	1,072,096	15,860
Calbee Inc.	421,336	15,850
Tokyo Tatemono Co. Ltd.	1,153,313	15,820
Kewpie Corp.	625,660	15,800
Air Water Inc.	855,866	15,696
Toyo Seikan Group Holdings Ltd.	891,210	15,641
Iida Group Holdings Co. Ltd.	803,177	15,462
Ube Industries Ltd.	592,298	15,379
SCREEN Holdings Co. Ltd.	218,911	15,331
Nichirei Corp.	599,608	15,274
Kobe Steel Ltd.	1,668,291	15,246
Horiba Ltd.	217,965	15,236
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,481,900	15,215
Relo Group Inc.	576,435	15,187
COMSYS Holdings Corp.	571,901	15,137
Sundrug Co. Ltd.	370,458	15,008
House Foods Group Inc.	421,986	14,943
Welcia Holdings Co. Ltd.	280,272	14,902
Mitsui OSK Lines Ltd.	619,640	14,901
Kagome Co. Ltd.	448,121	14,898
Oracle Corp. Japan	182,444	14,870
Sankyu Inc.	282,430	14,823
Tokyo Century Corp.	261,803	14,820
Ito En Ltd.	319,221	14,799
Seino Holdings Co. Ltd.	832,427	14,730
Hitachi High-Technologies Corp.	360,000	14,645
MonotaRO Co. Ltd.	330,889	14,617
Nomura Real Estate Holdings Inc.	659,713	14,607
Yamaguchi Financial Group Inc.	1,276,552	14,361
Kaneka Corp.	1,602,840	14,355
Nifco Inc.	464,488	14,354
DIC Corp.	456,985	14,252
Takashimaya Co. Ltd.	1,657,625	14,182
Credit Saison Co. Ltd.	900,630	14,150
Benesse Holdings Inc.	395,747	14,034
Ezaki Glico Co. Ltd.	290,742	13,966
Izumi Co. Ltd.	223,731	13,807
AEON Financial Service Co. Ltd.	647,107	13,792
Shinsei Bank Ltd.	897,169	13,766
Mabuchi Motor Co. Ltd.	286,827	13,614
Bic Camera Inc.	883,083	13,595
Sotetsu Holdings Inc.	440,276	13,464
Miura Co. Ltd.	550,106	13,348
Mitsui Mining & Smelting Co. Ltd.	311,085	13,203
Kyowa Exeo Corp.	503,579	13,178
Takara Holdings Inc.	978,841	12,942
Capcom Co. Ltd.	525,448	12,921
Nippon Shokubai Co. Ltd.	177,959	12,852
Nippon Electric Glass Co. Ltd.	463,551	12,850

26

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

		Market
		Value
	Shares	($000)
Zensho Holdings Co. Ltd.	504,891	12,810
Cosmo Energy Holdings Co. Ltd.	365,585	12,802
Nippon Gas Co. Ltd.	219,547	12,783
Zenkoku Hosho Co. Ltd.	282,240	12,779
NOF Corp.	393,329	12,691
Gunma Bank Ltd.	2,393,616	12,530
Tokuyama Corp.	384,396	12,312
NOK Corp.	634,269	12,251
Kamigumi Co. Ltd.	588,595	12,217
Japan Airport Terminal Co. Ltd.	260,451	12,181
Yokohama Rubber Co. Ltd.	586,192	12,159
Kinden Corp.	743,532	12,127
Furukawa Electric Co. Ltd.	346,141	12,077
* LINE Corp.	292,267	12,067
Aeon Mall Co. Ltd.	668,911	12,000
TS Tech Co. Ltd.	286,770	11,947
Sugi Holdings Co. Ltd.	205,647	11,898
Tsumura & Co.	367,737	11,874
Maruichi Steel Tube Ltd.	349,574	11,846
Sanwa Holdings Corp.	1,113,390	11,766
TechnoPro Holdings Inc.	191,393	11,752
Nihon Kohden Corp.	420,055	11,689
Nishi-Nippon Railroad Co. Ltd.	429,108	11,670
DeNA Co. Ltd.	623,116	11,668
Shikoku Electric Power Co. Inc.	863,324	11,547
Sumitomo Forestry Co. Ltd.	760,599	11,495
Taiyo Nippon Sanso Corp.	802,583	11,489
Hitachi Metals Ltd.	1,105,634	11,464
Ain Holdings Inc.	155,379	11,452
Hitachi Chemical Co. Ltd.	564,892	11,372
Seven Bank Ltd.	3,685,838	11,255
Sankyo Co. Ltd.	287,708	11,251
Toda Corp.	1,292,800	11,227
Daiichikosho Co. Ltd.	230,686	11,132
Hiroshima Bank Ltd.	1,662,582	11,027
Hachijuni Bank Ltd.	2,576,653	10,979
Morinaga & Co. Ltd.	228,202	10,942
SCSK Corp.	234,000	10,865
Shimamura Co. Ltd.	123,521	10,860
Kyudenko Corp.	221,349	10,667
Kyushu Financial Group Inc.	2,215,126	10,660
Penta-Ocean Construction Co. Ltd.	1,589,545	10,626
Anritsu Corp.	771,839	10,567
GMO Payment Gateway Inc.	91,619	10,548
Nippon Kayaku Co. Ltd.	939,318	10,493
Toyoda Gosei Co. Ltd.	412,835	10,449
Ulvac Inc.	270,683	10,326
Aica Kogyo Co. Ltd.	293,755	10,299
Rengo Co. Ltd.	1,169,198	10,283
K's Holdings Corp.	989,910	10,259
PALTAC Corp.	177,770	10,223
Fancl Corp.	202,242	10,118
Kaken Pharmaceutical Co. Ltd.	196,789	10,097
Iyo Bank Ltd.	1,530,525	10,085
Cosmos Pharmaceutical Corp.	49,549	10,055
Nishi-Nippon Financial Holdings Inc.	862,404	10,055
Topcon Corp.	584,165	10,000
Citizen Watch Co. Ltd.	1,521,086	9,974
NTN Corp.	2,419,342	9,902
SG Holdings Co. Ltd.	452,153	9,892
GS Yuasa Corp.	2,160,422	9,837
Open House Co. Ltd.	166,224	9,822
Fujikura Ltd.	1,542,773	9,800
Sumitomo Osaka Cement Co. Ltd.	2,089,298	9,783

27

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Sawai Pharmaceutical Co. Ltd.	214,798	9,768
	Zeon Corp.	823,774	9,718
	Chugoku Bank Ltd.	962,818	9,716
*	Hokuriku Electric Power Co.	967,269	9,715
	Wacoal Holdings Corp.	333,238	9,706
	Ibiden Co. Ltd.	604,956	9,666
	Nagase & Co. Ltd.	614,089	9,583
	Hokuhoku Financial Group Inc.	714,662	9,489
	Itochu Techno-Solutions Corp.	548,062	9,454
	Fukuyama Transporting Co. Ltd.	185,100	9,449
	Hazama Ando Corp.	1,019,591	9,267
	Amano Corp.	390,885	9,233
	Daido Steel Co. Ltd.	199,547	9,213
	Fuji Oil Holdings Inc.	255,682	9,191
^	Japan Lifeline Co. Ltd.	374,343	9,177
	Nihon Unisys Ltd.	361,115	9,056
	Japan Steel Works Ltd.	353,573	8,901
	ADEKA Corp.	555,577	8,896
	OKUMA Corp.	168,225	8,870
	SHO-BOND Holdings Co. Ltd.	127,523	8,860
	OSG Corp.	430,444	8,854
	Miraca Holdings Inc.	297,556	8,851
	Sapporo Holdings Ltd.	352,762	8,846
	Ship Healthcare Holdings Inc.	234,663	8,843
	Ariake Japan Co. Ltd.	102,273	8,803
	Sumitomo Bakelite Co. Ltd.	911,287	8,772
	77 Bank Ltd.	402,901	8,750
	Suruga Bank Ltd.	977,175	8,704
	Aoyama Trading Co. Ltd.	258,065	8,610
	Maeda Corp.	750,384	8,600
	NHK Spring Co. Ltd.	907,005	8,538
*,^	Kawasaki Kisen Kaisha Ltd.	461,553	8,521
	Goldwin Inc.	98,084	8,483
	Fuji Seal International Inc.	237,862	8,426
	Morinaga Milk Industry Co. Ltd.	225,419	8,424
	Colowide Co. Ltd.	315,325	8,423
	Glory Ltd.	301,390	8,421
	Nippon Paper Industries Co. Ltd.	527,413	8,408
	Kokuyo Co. Ltd.	472,020	8,373
	Ushio Inc.	656,475	8,337
^	Acom Co. Ltd.	2,154,387	8,271
	Outsourcing Inc.	446,148	8,253
	Shochiku Co. Ltd.	56,957	8,234
	Toyo Tire & Rubber Co. Ltd.	564,541	8,230
	GMO Internet Inc.	346,684	8,225
	Toyobo Co. Ltd.	492,874	8,193
	Lintec Corp.	282,369	8,182
	Mitsubishi Logistics Corp.	379,359	8,180
	Tokai Tokyo Financial Holdings Inc.	1,277,215	8,139
	Nishimatsu Construction Co. Ltd.	283,892	8,136
	Tokyo Ohka Kogyo Co. Ltd.	210,837	8,123
	Toagosei Co. Ltd.	703,403	8,117
	Maruha Nichiro Corp.	201,350	8,109
	Nisshinbo Holdings Inc.	753,200	8,073
	Shima Seiki Manufacturing Ltd.	168,418	8,027
	Tadano Ltd.	649,868	7,970
	ABC-Mart Inc.	145,607	7,959
	Iwatani Corp.	228,215	7,939
	NET One Systems Co. Ltd.	461,650	7,925
	Pilot Corp.	142,172	7,909
	DMG Mori Co. Ltd.	567,106	7,840
	Fuji Corp.	437,706	7,835
	Hanwa Co. Ltd.	205,621	7,828
	Nichias Corp.	625,711	7,825

28

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Dowa Holdings Co. Ltd.	253,821	7,815
	Nihon Parkerizing Co. Ltd.	538,955	7,752
	Kenedix Inc.	1,274,606	7,733
	Shimachu Co. Ltd.	243,344	7,728
	H2O Retailing Corp.	482,864	7,695
	Nipro Corp.	664,423	7,666
	San-In Godo Bank Ltd.	858,739	7,666
	Kureha Corp.	107,260	7,652
	Nikkon Holdings Co. Ltd.	291,239	7,637
	Infomart Corp.	575,123	7,625
	Chiyoda Corp.	871,514	7,557
	Tsubakimoto Chain Co.	950,049	7,535
	Nippon Suisan Kaisha Ltd.	1,526,084	7,520
	Nippon Light Metal Holdings Co. Ltd.	3,333,811	7,479
	Fuyo General Lease Co. Ltd.	108,541	7,458
	Japan Post Insurance Co. Ltd.	362,289	7,447
^	Kyoritsu Maintenance Co. Ltd.	135,793	7,441
	Leopalace21 Corp.	1,339,789	7,330
	Yoshinoya Holdings Co. Ltd.	365,621	7,288
	Daishi Bank Ltd.	182,689	7,257
	Shiga Bank Ltd.	1,417,905	7,253
	Jafco Co. Ltd.	177,860	7,210
	Toho Holdings Co. Ltd.	293,692	7,160
	Digital Garage Inc.	184,441	7,145
	Kumagai Gumi Co. Ltd.	203,065	7,119
*	Kansai Mirai Financial Group Inc.	935,977	7,089
	FP Corp.	128,192	7,080
	Tokyo Seimitsu Co. Ltd.	214,766	7,078
	Heiwa Corp.	290,485	7,007
	Okumura Corp.	213,197	6,940
	Hokkaido Electric Power Co. Inc.	1,011,937	6,889
	Sakata Seed Corp.	181,750	6,878
	Takasago Thermal Engineering Co. Ltd.	370,199	6,864
	Sangetsu Corp.	337,930	6,839
	Kanematsu Corp.	469,469	6,771
	Iriso Electronics Co. Ltd.	112,215	6,769
	Mandom Corp.	216,906	6,746
	Yaoko Co. Ltd.	122,078	6,728
	Meitec Corp.	140,251	6,722
	NTT Urban Development Corp.	620,270	6,663
^	Sanrio Co. Ltd.	343,824	6,654
	Resorttrust Inc.	376,363	6,649
	Okamura Corp.	452,501	6,644
	Itoham Yonekyu Holdings Inc.	766,842	6,598
	Awa Bank Ltd.	1,060,427	6,526
	Sushiro Global Holdings Ltd.	105,579	6,377
	cocokara fine Inc.	102,460	6,300
	Kandenko Co. Ltd.	573,865	6,288
	Toyota Boshoku Corp.	342,786	6,288
	Daiseki Co. Ltd.	213,768	6,267
	Noevir Holdings Co. Ltd.	86,556	6,235
	TOKAI Holdings Corp.	640,387	6,182
	Hitachi Transport System Ltd.	239,869	6,138
	Megmilk Snow Brand Co. Ltd.	229,167	6,122
	Maeda Road Construction Co. Ltd.	321,704	6,107
	Hitachi Capital Corp.	236,546	6,105
	Nichiha Corp.	161,065	6,080
	Duskin Co. Ltd.	242,297	6,039
	Autobacs Seven Co. Ltd.	340,655	6,032
	Topre Corp.	239,365	6,016
	Gunze Ltd.	93,813	6,006
	Lasertec Corp.	213,478	5,982
	Inaba Denki Sangyo Co. Ltd.	146,241	5,967
	Kiyo Bank Ltd.	362,219	5,959

29

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
^	Monex Group Inc.	1,029,200	5,934
	Yamato Kogyo Co. Ltd.	195,599	5,901
	KH Neochem Co. Ltd.	192,181	5,815
	Kusuri no Aoki Holdings Co. Ltd.	87,336	5,811
	Sumitomo Mitsui Construction Co. Ltd.	833,009	5,791
	Keiyo Bank Ltd.	1,345,410	5,769
	Hogy Medical Co. Ltd.	128,346	5,742
	Ci:z Holdings Co. Ltd.	119,567	5,681
^	Daio Paper Corp.	404,785	5,630
	Round One Corp.	354,509	5,565
	Matsui Securities Co. Ltd.	580,244	5,539
	Ogaki Kyoritsu Bank Ltd.	218,071	5,531
	Toyo Ink SC Holdings Co. Ltd.	211,482	5,510
	Fujitec Co. Ltd.	442,343	5,444
	Takara Bio Inc.	260,642	5,438
*	Mitsui E&S Holdings Co. Ltd.	415,279	5,437
	FCC Co. Ltd.	192,768	5,431
	Tsubaki Nakashima Co. Ltd.	230,509	5,425
	Daiwabo Holdings Co. Ltd.	102,034	5,423
	GungHo Online Entertainment Inc.	2,133,396	5,420
	KYORIN Holdings Inc.	260,855	5,414
	Kotobuki Spirits Co. Ltd.	103,348	5,403
	United Arrows Ltd.	144,131	5,371
	Hokkoku Bank Ltd.	136,631	5,367
	Trusco Nakayama Corp.	214,953	5,363
	HIS Co. Ltd.	178,034	5,362
	Ichigo Inc.	1,144,599	5,361
	Koei Tecmo Holdings Co. Ltd.	271,962	5,336
	North Pacific Bank Ltd.	1,592,610	5,316
*	Aiful Corp.	1,707,341	5,314
	Musashino Bank Ltd.	178,737	5,299
	Tokai Rika Co. Ltd.	277,529	5,262
	Mochida Pharmaceutical Co. Ltd.	72,131	5,250
	Ryosan Co. Ltd.	142,964	5,232
	Joyful Honda Co. Ltd.	341,596	5,220
	Oki Electric Industry Co. Ltd.	466,923	5,219
	Canon Marketing Japan Inc.	249,818	5,203
	Mani Inc.	115,505	5,188
	Shinmaywa Industries Ltd.	440,600	5,168
	Mitsubishi Pencil Co. Ltd.	249,087	5,164
	SMS Co. Ltd.	282,732	5,156
	CKD Corp.	313,997	5,149
	Arcs Co. Ltd.	188,653	5,147
	Juroku Bank Ltd.	194,882	5,134
	Takuma Co. Ltd.	419,813	5,105
	Okinawa Electric Power Co. Inc.	244,160	5,093
	Nippo Corp.	279,288	5,083
	Exedy Corp.	163,081	5,048
	Nippon Flour Mills Co. Ltd.	288,502	5,016
	EDION Corp.	496,253	4,991
	Fuji Soft Inc.	118,291	4,986
	Totetsu Kogyo Co. Ltd.	156,482	4,980
	Senshu Ikeda Holdings Inc.	1,476,770	4,980
	Fujitsu General Ltd.	318,051	4,971
	ZERIA Pharmaceutical Co. Ltd.	229,784	4,966
	Paramount Bed Holdings Co. Ltd.	115,636	4,956
	Valor Holdings Co. Ltd.	217,505	4,955
	Japan Material Co. Ltd.	321,113	4,955
	Keihin Corp.	243,527	4,942
	NSD Co. Ltd.	216,313	4,924
	Nomura Co. Ltd.	223,175	4,922
	San-A Co. Ltd.	99,572	4,918
	Hyakujushi Bank Ltd.	1,498,306	4,916
	KYB Corp.	108,049	4,909

30

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Ryobi Ltd.	148,817	4,892
	Taikisha Ltd.	159,755	4,842
	JINS Inc.	84,763	4,838
	Mirait Holdings Corp.	310,933	4,808
	DCM Holdings Co. Ltd.	513,140	4,800
	Nippon Sheet Glass Co. Ltd.	500,249	4,798
	Alpine Electronics Inc.	232,519	4,795
	Prima Meat Packers Ltd.	828,775	4,791
	Nippon Television Holdings Inc.	282,898	4,768
	Onward Holdings Co. Ltd.	619,762	4,752
	Okamoto Industries Inc.	414,821	4,729
	Nippon Seiki Co. Ltd.	249,888	4,719
	Atom Corp.	485,219	4,709
	Kanamoto Co. Ltd.	149,108	4,708
	NS Solutions Corp.	187,147	4,707
	Eizo Corp.	108,328	4,699
	Tokyo Steel Manufacturing Co. Ltd.	529,679	4,699
	As One Corp.	67,736	4,697
	Senko Group Holdings Co. Ltd.	592,075	4,676
	Kissei Pharmaceutical Co. Ltd.	172,260	4,667
	Tokyo Dome Corp.	522,046	4,662
	Toshiba Plant Systems & Services Corp.	203,228	4,644
	Benefit One Inc.	164,424	4,636
	JCR Pharmaceuticals Co. Ltd.	76,300	4,628
*	Katitas Co. Ltd.	130,400	4,622
	Milbon Co. Ltd.	102,900	4,608
^	Nissha Co. Ltd.	223,168	4,593
	Nichicon Corp.	364,986	4,587
	Nanto Bank Ltd.	179,907	4,581
	Nachi-Fujikoshi Corp.	102,457	4,571
	Morita Holdings Corp.	226,547	4,568
	Makino Milling Machine Co. Ltd.	588,275	4,563
	Wacom Co. Ltd.	801,828	4,549
	Hyakugo Bank Ltd.	1,157,795	4,543
*,^	Japan Display Inc.	3,496,966	4,541
	Bank of Okinawa Ltd.	123,993	4,539
	V Technology Co. Ltd.	24,588	4,536
	Japan Petroleum Exploration Co. Ltd.	172,991	4,510
	Zenrin Co. Ltd.	186,358	4,502
	Central Glass Co. Ltd.	214,641	4,501
	Takara Standard Co. Ltd.	270,174	4,498
	Showa Corp.	273,476	4,495
	Descente Ltd.	252,900	4,475
	Kato Sangyo Co. Ltd.	129,857	4,447
	Daikyonishikawa Corp.	304,178	4,444
	Financial Products Group Co. Ltd.	345,424	4,444
	Macnica Fuji Electronics Holdings Inc.	264,501	4,435
	Okasan Securities Group Inc.	902,551	4,435
	Tokyo Broadcasting System Holdings Inc.	196,958	4,417
	Optex Group Co. Ltd.	156,956	4,379
^	Orient Corp.	3,240,122	4,354
	IBJ Leasing Co. Ltd.	164,765	4,353
	Fuji Media Holdings Inc.	254,921	4,350
	Starts Corp. Inc.	177,124	4,312
	Kumiai Chemical Industry Co. Ltd.	549,504	4,306
	Nippon Densetsu Kogyo Co. Ltd.	194,488	4,277
	Seiren Co. Ltd.	274,808	4,275
	Ai Holdings Corp.	197,267	4,270
	Jeol Ltd.	413,000	4,245
	Nitta Corp.	108,147	4,238
	Hitachi Zosen Corp.	899,579	4,233
^	Siix Corp.	192,174	4,206
	DTS Corp.	113,200	4,200
	Heiwado Co. Ltd.	168,300	4,192

31

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

		Market
		Value
	Shares	($000)
Nippon Soda Co. Ltd.	755,995	4,177
Unipres Corp.	213,254	4,173
Yokogawa Bridge Holdings Corp.	175,305	4,152
MOS Food Services Inc.	140,086	4,134
Maxell Holdings Ltd.	245,558	4,132
Kintetsu World Express Inc.	199,348	4,109
Tomy Co. Ltd.	494,844	4,102
Nojima Corp.	183,160	4,067
Arata Corp.	67,200	4,057
Toei Co. Ltd.	39,600	4,053
Takeuchi Manufacturing Co. Ltd.	192,393	4,039
Taiyo Holdings Co. Ltd.	98,200	4,027
Musashi Seimitsu Industry Co. Ltd.	121,400	4,025
Kitz Corp.	489,419	4,007
United Super Markets Holdings Inc.	309,400	4,002
Kameda Seika Co. Ltd.	74,800	3,998
Komeri Co. Ltd.	157,531	3,997
Nisshin Oillio Group Ltd.	133,100	3,996
EPS Holdings Inc.	186,700	3,995
Koa Corp.	157,800	3,951
Toshiba TEC Corp.	648,708	3,944
Royal Holdings Co. Ltd.	144,038	3,943
Noritake Co. Ltd.	71,200	3,940
Meidensha Corp.	1,091,143	3,931
Funai Soken Holdings Inc.	176,310	3,922
Sumitomo Warehouse Co. Ltd.	646,727	3,918
S Foods Inc.	99,672	3,917
Nissin Kogyo Co. Ltd.	221,372	3,914
Hokuetsu Kishu Paper Co. Ltd.	760,089	3,908
Yodogawa Steel Works Ltd.	153,086	3,904
Justsystems Corp.	189,479	3,891
Ichibanya Co. Ltd.	89,000	3,886
Nippon Steel & Sumikin Bussan Corp.	78,388	3,885
Systena Corp.	380,772	3,881
^ Fuji Kyuko Co. Ltd.	129,600	3,869
Japan Aviation Electronics Industry Ltd.	245,508	3,862
Earth Corp.	75,800	3,857
Sato Holdings Corp.	128,928	3,851
Nitto Boseki Co. Ltd.	160,300	3,831
Idec Corp.	163,200	3,813
Asahi Holdings Inc.	201,900	3,764
Koshidaka Holdings Co. Ltd.	255,780	3,756
Pacific Industrial Co. Ltd.	255,400	3,748
Mizuno Corp.	99,900	3,730
Toho Bank Ltd.	1,031,600	3,729
San-Ai Oil Co. Ltd.	302,581	3,726
Obara Group Inc.	65,157	3,710
Tokyu Construction Co. Ltd.	382,264	3,709
Yamagata Bank Ltd.	174,000	3,695
Create SD Holdings Co. Ltd.	128,600	3,693
Nagaileben Co. Ltd.	145,200	3,689
Create Restaurants Holdings Inc.	251,800	3,680
Kura Corp.	55,400	3,676
Ichikoh Industries Ltd.	308,100	3,675
Futaba Corp.	209,460	3,663
Transcosmos Inc.	152,500	3,655
^ ASKUL Corp.	112,700	3,649
TOMONY Holdings Inc.	850,814	3,642
Saibu Gas Co. Ltd.	134,300	3,631
DA Consortium Holdings Inc.	129,100	3,597
Eiken Chemical Co. Ltd.	169,100	3,592
Bank of Iwate Ltd.	93,300	3,587
Maruwa Co. Ltd.	44,760	3,578
Heiwa Real Estate Co. Ltd.	200,800	3,574

32

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	TPR Co. Ltd.	153,490	3,572
	Tokyotokeiba Co. Ltd.	82,600	3,566
	Token Corp.	40,330	3,554
	Kurabo Industries Ltd.	1,126,000	3,552
^	J Trust Co. Ltd.	429,886	3,540
	Chudenko Corp.	141,758	3,535
	Nisshin Steel Co. Ltd.	255,591	3,523
	Shinko Electric Industries Co. Ltd.	394,269	3,519
	Shibuya Corp.	114,991	3,518
	Nichi-iko Pharmaceutical Co. Ltd.	238,400	3,514
^	UACJ Corp.	163,000	3,513
	Inabata & Co. Ltd.	253,200	3,512
	Showa Sangyo Co. Ltd.	133,700	3,493
	Nippon Chemi-Con Corp.	89,500	3,479
	Sanyo Denki Co. Ltd.	48,900	3,467
	TSI Holdings Co. Ltd.	490,600	3,464
	Menicon Co. Ltd.	129,400	3,464
^	Bank of Nagoya Ltd.	99,800	3,463
	KOMEDA Holdings Co. Ltd.	174,500	3,431
	Aeon Delight Co. Ltd.	100,800	3,425
	Piolax Inc.	142,100	3,421
	Daihen Corp.	568,039	3,414
	Kohnan Shoji Co. Ltd.	146,400	3,408
	Yamazen Corp.	356,751	3,405
	Tokyo Kiraboshi Financial Group Inc.	141,700	3,396
	Macromill Inc.	138,200	3,396
	Aomori Bank Ltd.	112,500	3,394
^	Hirata Corp.	47,305	3,385
	Sanken Electric Co. Ltd.	638,706	3,379
	Daikyo Inc.	154,357	3,373
	Japan Wool Textile Co. Ltd.	362,000	3,359
	Ohsho Food Service Corp.	58,600	3,341
	Nissan Shatai Co. Ltd.	365,565	3,329
	Nikkiso Co. Ltd.	328,500	3,326
	Saizeriya Co. Ltd.	145,551	3,325
	Belluna Co. Ltd.	263,000	3,316
	SKY Perfect JSAT Holdings Inc.	687,367	3,275
	Nippon Carbon Co. Ltd.	57,999	3,241
	Relia Inc.	226,000	3,223
	Seiko Holdings Corp.	149,703	3,214
	Doshisha Co. Ltd.	141,800	3,204
	Matsuya Co. Ltd.	212,700	3,197
	Aida Engineering Ltd.	328,229	3,184
	Yamanashi Chuo Bank Ltd.	836,000	3,178
	Fujicco Co. Ltd.	124,000	3,175
	Modec Inc.	114,600	3,171
	Sekisui Jushi Corp.	151,300	3,170
	Nippon Signal Company Ltd.	326,600	3,163
	Joshin Denki Co. Ltd.	100,500	3,147
	Bell System24 Holdings Inc.	180,500	3,142
	Internet Initiative Japan Inc.	156,300	3,137
	Chiyoda Co. Ltd.	135,500	3,134
*	M&A Capital Partners Co. Ltd.	35,200	3,133
	Prestige International Inc.	233,700	3,130
	Retail Partners Co. Ltd.	206,700	3,123
	Hiday Hidaka Corp.	139,193	3,113
	Nishimatsuya Chain Co. Ltd.	269,700	3,100
	Toshiba Machine Co. Ltd.	649,684	3,093
	Tosho Co. Ltd.	81,000	3,090
	Tocalo Co. Ltd.	295,600	3,083
	Kisoji Co. Ltd.	121,200	3,073
	AOKI Holdings Inc.	210,300	3,069
	Chugoku Marine Paints Ltd.	307,000	3,058
^	Istyle Inc.	278,400	3,055

33

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
^	Tateru Inc.	185,300	3,050
	Jaccs Co. Ltd.	140,500	3,038
	Link And Motivation Inc.	251,905	3,028
	BML Inc.	117,600	3,027
	Marusan Securities Co. Ltd.	329,600	3,025
^	Pepper Food Service Co. Ltd.	73,203	3,010
	Doutor Nichires Holdings Co. Ltd.	151,400	3,004
	Noritz Corp.	184,200	2,998
	Axial Retailing Inc.	78,400	2,979
	TKC Corp.	79,900	2,975
	Sakata INX Corp.	227,559	2,968
	Anicom Holdings Inc.	78,400	2,948
	Mitsuboshi Belting Ltd.	234,000	2,936
	Nitto Kogyo Corp.	146,500	2,927
	Riso Kagaku Corp.	138,700	2,926
^	Zojirushi Corp.	239,500	2,923
	Oita Bank Ltd.	86,000	2,919
	Bank of the Ryukyus Ltd.	198,200	2,917
	Sanyo Special Steel Co. Ltd.	122,300	2,916
	DyDo Group Holdings Inc.	48,800	2,899
	Digital Arts Inc.	53,600	2,897
	Max Co. Ltd.	228,800	2,893
	Fukushima Industries Corp.	63,100	2,890
*,^	Pacific Metals Co. Ltd.	78,599	2,883
	Nippon Thompson Co. Ltd.	368,000	2,881
	Shizuoka Gas Co. Ltd.	313,800	2,876
	Belc Co. Ltd.	54,400	2,876
	Star Micronics Co. Ltd.	185,600	2,870
	Tachi-S Co. Ltd.	171,300	2,869
	OBIC Business Consultants Co. Ltd.	40,400	2,865
	Solasto Corp.	256,500	2,859
	T-Gaia Corp.	111,900	2,856
	JCU Corp.	123,000	2,853
	Oiles Corp.	150,100	2,853
	Komori Corp.	245,100	2,848
	Toridoll Holdings Corp.	120,165	2,837
	Ringer Hut Co. Ltd.	121,200	2,836
	LEC Inc.	68,000	2,834
	Gree Inc.	529,553	2,832
	Press Kogyo Co. Ltd.	483,100	2,830
	Osaka Soda Co. Ltd.	99,400	2,828
	Marudai Food Co. Ltd.	622,000	2,828
	Dip Corp.	110,000	2,822
	Kadokawa Dwango Corp.	254,800	2,816
	FULLCAST Holdings Co. Ltd.	110,498	2,815
	Daiho Corp.	469,000	2,787
*,^	euglena Co. Ltd.	372,100	2,787
	Fukui Bank Ltd.	127,400	2,783
	Broadleaf Co. Ltd.	459,600	2,777
	Fujimori Kogyo Co. Ltd.	84,100	2,768
	Japan Pulp & Paper Co. Ltd.	60,800	2,763
	Seikagaku Corp.	205,900	2,761
	Topy Industries Ltd.	99,400	2,756
	Yuasa Trading Co. Ltd.	86,500	2,755
	Pressance Corp.	178,400	2,753
	Kenko Mayonnaise Co. Ltd.	74,700	2,746
	Tsukishima Kikai Co. Ltd.	192,200	2,737
	Nippon Ceramic Co. Ltd.	105,100	2,734
	NEC Networks & System Integration Corp.	121,100	2,722
	Mitsui Sugar Co. Ltd.	87,800	2,721
	Fuso Chemical Co. Ltd.	105,400	2,713
	Dexerials Corp.	271,400	2,702
	T Hasegawa Co. Ltd.	123,900	2,701
	Life Corp.	108,500	2,695

34

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

		Market
		Value
	Shares	($000)
^ Megachips Corp.	101,100	2,688
Japan Securities Finance Co. Ltd.	490,200	2,681
Furukawa Co. Ltd.	181,121	2,680
MCJ Co. Ltd.	351,000	2,680
Nishio Rent All Co. Ltd.	83,300	2,669
Toho Zinc Co. Ltd.	72,206	2,667
Miroku Jyoho Service Co. Ltd.	106,000	2,664
Shikoku Chemicals Corp.	190,400	2,655
Raito Kogyo Co. Ltd.	254,300	2,654
Bando Chemical Industries Ltd.	239,800	2,642
kabu.com Securities Co. Ltd.	815,400	2,641
YA-MAN Ltd.	157,452	2,633
Tamura Corp.	416,100	2,631
Wakita & Co. Ltd.	251,000	2,631
Eagle Industry Co. Ltd.	163,300	2,621
Hosiden Corp.	311,813	2,614
Daibiru Corp.	256,400	2,611
Konoike Transport Co. Ltd.	172,800	2,605
Miyazaki Bank Ltd.	85,500	2,604
Akita Bank Ltd.	93,500	2,600
Takasago International Corp.	81,200	2,598
Kyokuto Kaihatsu Kogyo Co. Ltd.	170,000	2,594
Sinfonia Technology Co. Ltd.	731,000	2,591
^ Monogatari Corp.	25,384	2,583
Vector Inc.	124,400	2,569
Takamatsu Construction Group Co. Ltd.	85,500	2,564
Nohmi Bosai Ltd.	119,700	2,556
Shikoku Bank Ltd.	207,200	2,552
Towa Pharmaceutical Co. Ltd.	47,600	2,546
TV Asahi Holdings Corp.	115,930	2,543
Unizo Holdings Co. Ltd.	136,700	2,543
Ricoh Leasing Co. Ltd.	77,000	2,532
Hamakyorex Co. Ltd.	86,000	2,519
VT Holdings Co. Ltd.	479,000	2,518
Toa Corp.	97,700	2,510
Itochu Enex Co. Ltd.	255,400	2,490
Sakai Moving Service Co. Ltd.	50,100	2,485
Qol Co. Ltd.	131,800	2,461
Chubu Shiryo Co. Ltd.	139,900	2,455
Elecom Co. Ltd.	105,100	2,454
Bunka Shutter Co. Ltd.	289,300	2,452
Riken Corp.	46,700	2,443
Kanematsu Electronics Ltd.	66,500	2,434
Teikoku Sen-I Co. Ltd.	115,800	2,418
Sumitomo Seika Chemicals Co. Ltd.	48,400	2,414
Shoei Foods Corp.	68,700	2,412
Sanyo Chemical Industries Ltd.	55,700	2,410
Yondoshi Holdings Inc.	98,400	2,405
Aichi Steel Corp.	62,200	2,392
Hokuetsu Bank Ltd.	120,200	2,391
Computer Engineering & Consulting Ltd.	64,900	2,389
Nippon Yakin Kogyo Co. Ltd.	828,800	2,385
Avex Inc.	171,900	2,384
Sanshin Electronics Co. Ltd.	137,300	2,382
Sanyo Electric Railway Co. Ltd.	98,000	2,373
Nissei ASB Machine Co. Ltd.	45,600	2,370
NichiiGakkan Co. Ltd.	208,500	2,363
Fujimi Inc.	106,800	2,363
Sintokogio Ltd.	266,900	2,363
Nissin Electric Co. Ltd.	256,900	2,362
Yellow Hat Ltd.	79,700	2,352
Chofu Seisakusho Co. Ltd.	108,600	2,352
Sakai Chemical Industry Co. Ltd.	86,600	2,328
Konishi Co. Ltd.	143,800	2,328

35

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Sanki Engineering Co. Ltd.	238,200	2,327
*	Shoei Co. Ltd.	65,800	2,323
	Inageya Co. Ltd.	141,600	2,322
	YAMABIKO Corp.	192,700	2,308
	Trancom Co. Ltd.	33,600	2,307
	Nippon Valqua Industries Ltd.	81,100	2,305
	Okabe Co. Ltd.	265,200	2,304
	Tsukui Corp.	255,300	2,303
	Tsugami Corp.	259,000	2,290
	Denki Kogyo Co. Ltd.	70,700	2,272
	Toppan Forms Co. Ltd.	224,591	2,271
	Tonami Holdings Co. Ltd.	38,100	2,262
*	San ju San Financial Group Inc.	125,250	2,261
^	Kitanotatsujin Corp.	314,500	2,251
	Ehime Bank Ltd.	193,800	2,251
	Kyoei Steel Ltd.	119,100	2,247
	Fuji Co. Ltd.	106,900	2,235
	Kaga Electronics Co. Ltd.	94,300	2,234
^	Starzen Co. Ltd.	42,000	2,213
	Toyo Tanso Co. Ltd.	75,700	2,213
	Plenus Co. Ltd.	135,000	2,212
	Riken Keiki Co. Ltd.	97,700	2,204
	KLab Inc.	165,700	2,196
	Maeda Kosen Co. Ltd.	127,500	2,187
	Tanseisha Co. Ltd.	172,900	2,186
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	70,100	2,180
	Aichi Bank Ltd.	50,200	2,174
	Taihei Dengyo Kaisha Ltd.	85,700	2,167
	Geo Holdings Corp.	161,700	2,163
	Arcland Sakamoto Co. Ltd.	143,600	2,154
	Tokai Corp.	99,900	2,150
	Iino Kaiun Kaisha Ltd.	473,900	2,148
	Sogo Medical Co. Ltd.	101,800	2,126
^	W-Scope Corp.	146,600	2,123
	Vital KSK Holdings Inc.	203,700	2,122
	Shinko Plantech Co. Ltd.	210,300	2,120
	Sumitomo Riko Co. Ltd.	206,700	2,118
*,^	Pioneer Corp.	1,523,900	2,115
	Kanto Denka Kogyo Co. Ltd.	254,100	2,112
	Eighteenth Bank Ltd.	811,000	2,112
	Ichiyoshi Securities Co. Ltd.	195,000	2,109
	Shindengen Electric Manufacturing Co. Ltd.	44,200	2,108
	Aruhi Corp.	100,500	2,098
	St. Marc Holdings Co. Ltd.	85,000	2,097
	Sinko Industries Ltd.	117,100	2,090
	Hioki EE Corp.	49,600	2,079
	Hosokawa Micron Corp.	33,500	2,077
	LIFULL Co. Ltd.	314,031	2,075
	JVC Kenwood Corp.	732,000	2,071
	Mitsuuroko Group Holdings Co. Ltd.	258,600	2,067
	Aeon Fantasy Co. Ltd.	35,400	2,063
	TOC Co. Ltd.	283,100	2,059
	Intage Holdings Inc.	182,000	2,057
	Futaba Industrial Co. Ltd.	326,000	2,046
	Yokohama Reito Co. Ltd.	224,400	2,045
	Canon Electronics Inc.	101,400	2,041
	Mitsubishi Shokuhin Co. Ltd.	76,400	2,037
	Daido Metal Co. Ltd.	198,600	2,021
	ESPEC Corp.	103,200	2,018
	BRONCO BILLY Co. Ltd.	48,600	2,018
	Pack Corp.	62,300	2,011
	Hokuto Corp.	112,300	2,005
	Fujibo Holdings Inc.	61,700	2,003
	Meisei Industrial Co. Ltd.	273,900	1,989

36

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Anest Iwata Corp.	184,400	1,985
^	Maruwa Unyu Kikan Co. Ltd.	54,294	1,985
	Yakuodo Co. Ltd.	55,100	1,984
	Key Coffee Inc.	99,700	1,983
^	Giken Ltd.	85,400	1,983
^	Adastria Co. Ltd.	156,400	1,981
^	PIA Corp.	35,200	1,979
	METAWATER Co. Ltd.	67,400	1,957
	Genky DrugStores Co. Ltd.	47,900	1,955
	Information Services International-Dentsu Ltd.	65,000	1,955
	Asahi Diamond Industrial Co. Ltd.	277,200	1,954
	Nippon Kanzai Co. Ltd.	98,300	1,950
^	Yamashin-Filter Corp.	200,626	1,947
	Sodick Co. Ltd.	213,600	1,943
*,^	Nextage Co. Ltd.	170,300	1,942
	Xebio Holdings Co. Ltd.	121,700	1,935
	Hibiya Engineering Ltd.	97,100	1,931
	Dai Nippon Toryo Co. Ltd.	149,500	1,929
*	RS Technologies Co. Ltd.	37,500	1,926
*	Optorun Co. Ltd.	50,300	1,923
	Mitsubishi Logisnext Co. Ltd.	168,300	1,921
	G-Tekt Corp.	113,200	1,915
^	Noritsu Koki Co. Ltd.	111,400	1,911
	Tochigi Bank Ltd.	550,000	1,903
	Takara Leben Co. Ltd.	507,900	1,900
	Fukuda Corp.	31,500	1,897
	Rheon Automatic Machinery Co. Ltd.	108,723	1,889
	ST Corp.	63,100	1,886
	Daito Pharmaceutical Co. Ltd.	60,600	1,880
	Tayca Corp.	92,700	1,874
	Kamei Corp.	135,900	1,873
	Shin-Etsu Polymer Co. Ltd.	200,900	1,871
*	Mitsui-Soko Holdings Co. Ltd.	599,000	1,862
^	Nippon Denko Co. Ltd.	655,000	1,858
	Towa Bank Ltd.	181,200	1,858
	Tekken Corp.	67,400	1,856
	JAC Recruitment Co. Ltd.	85,900	1,850
	Tsurumi Manufacturing Co. Ltd.	110,000	1,849
	Osaki Electric Co. Ltd.	241,100	1,848
	Alpen Co. Ltd.	85,900	1,846
	Nippon Koei Co. Ltd.	74,500	1,845
	Nihon Nohyaku Co. Ltd.	286,300	1,838
	Ryoyo Electro Corp.	113,600	1,835
	Nichiban Co. Ltd.	67,200	1,829
	Daiken Corp.	79,300	1,826
	LIXIL VIVA Corp.	117,700	1,825
	Yurtec Corp.	222,200	1,819
	Tachibana Eletech Co. Ltd.	99,500	1,819
	Daiwa Industries Ltd.	155,900	1,808
	Toyo Kanetsu KK	49,600	1,806
	Sankyo Tateyama Inc.	144,800	1,806
*	Unitika Ltd.	317,500	1,806
	Warabeya Nichiyo Holdings Co. Ltd.	78,700	1,805
	J-Oil Mills Inc.	50,000	1,795
	Riken Vitamin Co. Ltd.	45,200	1,795
	UKC Holdings Corp.	88,200	1,794
	eRex Co. Ltd.	170,900	1,793
	Tokushu Tokai Paper Co. Ltd.	45,500	1,787
	Toyo Construction Co. Ltd.	401,200	1,779
	Foster Electric Co. Ltd.	123,700	1,770
	Kyokuyo Co. Ltd.	54,500	1,768
	Nihon Tokushu Toryo Co. Ltd.	83,400	1,766
^	Stella Chemifa Corp.	51,400	1,764
	Rock Field Co. Ltd.	102,400	1,761

37

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	JSP Corp.	58,300	1,758
	COLOPL Inc.	259,485	1,755
*	Ishihara Sangyo Kaisha Ltd.	185,400	1,742
	Kasai Kogyo Co. Ltd.	139,900	1,731
	Maruzen Showa Unyu Co. Ltd.	379,000	1,731
	Enplas Corp.	61,800	1,720
	Komatsu Seiren Co. Ltd.	195,500	1,715
	Sun Frontier Fudousan Co. Ltd.	145,200	1,714
	CMK Corp.	269,400	1,713
	Neturen Co. Ltd.	196,500	1,710
	Feed One Co. Ltd.	819,300	1,705
*	Kintetsu Department Store Co. Ltd.	47,100	1,704
	Union Tool Co.	54,100	1,688
*	Sanden Holdings Corp.	128,300	1,672
	Hochiki Corp.	83,800	1,672
	Keihanshin Building Co. Ltd.	201,900	1,665
	Kyosan Electric Manufacturing Co. Ltd.	268,000	1,657
	Tamron Co. Ltd.	93,100	1,654
	Micronics Japan Co. Ltd.	186,200	1,653
	Sagami Chain Co. Ltd.	127,700	1,645
	Shinnihon Corp.	142,700	1,644
^	Arcland Service Holdings Co. Ltd.	77,400	1,642
^	Nissei Build Kogyo Co. Ltd.	159,300	1,635
	Michinoku Bank Ltd.	99,500	1,632
	Yorozu Corp.	106,000	1,628
	Nagatanien Holdings Co. Ltd.	120,000	1,628
	Dai-Dan Co. Ltd.	78,700	1,627
	Kappa Create Co. Ltd.	124,700	1,624
	KFC Holdings Japan Ltd.	90,220	1,624
^	Mitsui High-Tec Inc.	128,000	1,622
	F@N Communications Inc.	240,400	1,621
^	Alconix Corp.	112,240	1,611
	Tenma Corp.	89,700	1,607
	KAWADA TECHNOLOGIES Inc.	24,800	1,601
^	Trust Tech Inc.	45,540	1,598
	Toho Titanium Co. Ltd.	173,500	1,590
	Riken Technos Corp.	317,500	1,586
	Torii Pharmaceutical Co. Ltd.	65,200	1,583
	Okuwa Co. Ltd.	151,000	1,582
	Goldcrest Co. Ltd.	97,400	1,582
	Mitsubishi Research Institute Inc.	34,600	1,582
	Achilles Corp.	80,500	1,581
	Tosei Corp.	148,600	1,572
	CONEXIO Corp.	90,400	1,570
	Itochu-Shokuhin Co. Ltd.	28,500	1,568
	Uchida Yoko Co. Ltd.	45,100	1,566
	Juki Corp.	155,600	1,564
	IDOM Inc.	282,200	1,558
	Pasona Group Inc.	96,000	1,558
	OSJB Holdings Corp.	617,000	1,556
	Matsuya Foods Co. Ltd.	45,500	1,548
	Arakawa Chemical Industries Ltd.	95,900	1,538
	Bank of Saga Ltd.	68,500	1,533
	Kato Works Co. Ltd.	61,200	1,533
	Clarion Co. Ltd.	571,000	1,533
	Iseki & Co. Ltd.	85,900	1,531
	OSAKA Titanium Technologies Co. Ltd.	101,800	1,517
	Fujiya Co. Ltd.	66,000	1,509
	Mitsuba Corp.	187,600	1,502
	Nippon Road Co. Ltd.	29,200	1,500
	Nittetsu Mining Co. Ltd.	31,600	1,492
	NDS Co. Ltd.	27,500	1,486
	Oyo Corp.	116,800	1,486
	Shinko Shoji Co. Ltd.	94,600	1,481

38

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Cosel Co. Ltd.	116,400	1,470
	Cawachi Ltd.	71,200	1,456
	Amuse Inc.	54,200	1,455
	Aisan Industry Co. Ltd.	172,200	1,450
	Jimoto Holdings Inc.	954,300	1,448
	Kyokuto Securities Co. Ltd.	110,600	1,447
	Toa Corp.	131,700	1,446
	Kobe Bussan Co. Ltd.	29,000	1,429
	Sumida Corp.	127,167	1,427
	ASKA Pharmaceutical Co. Ltd.	109,500	1,422
	Mie Kotsu Group Holdings Inc.	290,500	1,417
*	World Holdings Co. Ltd.	46,400	1,409
	Chiyoda Integre Co. Ltd.	64,200	1,405
	FIDEA Holdings Co. Ltd.	905,100	1,404
	Katakura Industries Co. Ltd.	119,600	1,403
*	Open Door Inc.	68,200	1,399
	Chukyo Bank Ltd.	66,500	1,397
^	Ohara Inc.	47,800	1,390
	Daiichi Jitsugyo Co. Ltd.	47,400	1,389
	Fuji Pharma Co. Ltd.	80,400	1,379
	Sekisui Plastics Co. Ltd.	137,600	1,375
	Onoken Co. Ltd.	81,600	1,375
	Sumitomo Densetsu Co. Ltd.	76,800	1,374
	Nippon Parking Development Co. Ltd.	801,200	1,373
	Japan Transcity Corp.	282,000	1,373
	PAL GROUP Holdings Co. Ltd.	58,100	1,372
	Yushin Precision Equipment Co. Ltd.	118,200	1,369
	Nitto Kohki Co. Ltd.	58,400	1,366
	Nissin Corp.	58,800	1,362
	CI Takiron Corp.	241,800	1,359
	Koatsu Gas Kogyo Co. Ltd.	154,100	1,350
	Krosaki Harima Corp.	23,700	1,348
	Rokko Butter Co. Ltd.	63,600	1,344
	ASAHI YUKIZAI Corp.	65,200	1,339
	Icom Inc.	54,600	1,332
	Melco Holdings Inc.	35,900	1,330
^	Yonex Co. Ltd.	215,200	1,329
	Itoki Corp.	228,300	1,328
	Kanagawa Chuo Kotsu Co. Ltd.	39,100	1,315
	Kanaden Corp.	105,800	1,315
	Roland DG Corp.	59,800	1,313
	Mimasu Semiconductor Industry Co. Ltd.	81,700	1,312
	Mitsubishi Steel Manufacturing Co. Ltd.	67,600	1,310
	Fudo Tetra Corp.	700,700	1,308
^	Towa Corp.	129,642	1,303
	Advan Co. Ltd.	148,500	1,295
	Osaka Steel Co. Ltd.	67,300	1,283
^	Marvelous Inc.	155,300	1,278
	Nichiden Corp.	66,300	1,277
	Sinanen Holdings Co. Ltd.	50,500	1,274
	WDB Holdings Co. Ltd.	42,328	1,271
	Linical Co. Ltd.	56,600	1,270
*,^	Medical Data Vision Co. Ltd.	88,600	1,261
^	COOKPAD Inc.	273,500	1,259
	Tokyo Energy & Systems Inc.	109,600	1,257
	Central Sports Co. Ltd.	32,930	1,253
	Denyo Co. Ltd.	80,800	1,251
	Namura Shipbuilding Co. Ltd.	296,400	1,251
	Shinwa Co. Ltd.	57,800	1,250
	Studio Alice Co. Ltd.	52,600	1,246
	Mito Securities Co. Ltd.	344,500	1,243
	Ministop Co. Ltd.	61,600	1,242
	Nippon Beet Sugar Manufacturing Co. Ltd.	57,000	1,236
	Kurimoto Ltd.	69,900	1,231

39

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Sanyo Shokai Ltd.	61,400	1,229
	Kyodo Printing Co. Ltd.	47,400	1,227
	Fuso Pharmaceutical Industries Ltd.	46,300	1,217
	WATAMI Co. Ltd.	92,700	1,215
	Mars Engineering Corp.	51,500	1,212
	Ryoden Corp.	74,000	1,206
	Daikokutenbussan Co. Ltd.	25,700	1,205
	Ines Corp.	125,500	1,200
	Yahagi Construction Co. Ltd.	150,100	1,198
	Gakken Holdings Co. Ltd.	26,700	1,191
	Tv Tokyo Holdings Corp.	38,800	1,185
	Chiba Kogyo Bank Ltd.	271,400	1,181
	Jamco Corp.	51,900	1,180
	Toho Co. Ltd.	49,000	1,175
	K&O Energy Group Inc.	69,600	1,174
	Tokyo Rope Manufacturing Co. Ltd.	73,600	1,172
	Teikoku Electric Manufacturing Co. Ltd.	95,800	1,169
^	Weathernews Inc.	38,300	1,162
	Torishima Pump Manufacturing Co. Ltd.	123,700	1,158
	Zuken Inc.	71,200	1,156
	CHIMNEY Co. Ltd.	43,300	1,153
^	Rorze Corp.	58,800	1,135
^	Fujita Kanko Inc.	38,300	1,133
	Yomiuri Land Co. Ltd.	27,100	1,132
	Seika Corp.	52,000	1,132
	Halows Co. Ltd.	46,000	1,129
	Future Corp.	91,800	1,127
	Gurunavi Inc.	137,300	1,124
	Meiko Network Japan Co. Ltd.	95,800	1,103
	Toenec Corp.	36,600	1,098
	Takaoka Toko Co. Ltd.	61,800	1,093
	Chori Co. Ltd.	61,700	1,089
	CMIC Holdings Co. Ltd.	52,600	1,089
	Aiphone Co. Ltd.	69,600	1,084
	Organo Corp.	38,000	1,084
*,^	Akebono Brake Industry Co. Ltd.	446,400	1,081
	Japan Cash Machine Co. Ltd.	96,800	1,081
	France Bed Holdings Co. Ltd.	122,900	1,077
	Ateam Inc.	50,600	1,077
^	Hito Communications Inc.	59,900	1,076
	Kita-Nippon Bank Ltd.	44,300	1,067
	Tokyo Individualized Educational Institute Inc.	120,900	1,066
	Kansai Super Market Ltd.	96,700	1,066
	Toyo Corp.	130,800	1,064
	Furuno Electric Co. Ltd.	134,500	1,056
	SMK Corp.	309,000	1,054
	T RAD Co. Ltd.	34,000	1,053
	NS United Kaiun Kaisha Ltd.	54,200	1,051
	Akatsuki Inc.	27,800	1,046
	Pronexus Inc.	87,600	1,045
^	Keiyo Co. Ltd.	209,900	1,041
	Hisaka Works Ltd.	109,800	1,038
	SRA Holdings	37,600	1,037
	Sac's Bar Holdings Inc.	115,400	1,034
	Tsukuba Bank Ltd.	435,900	1,017
	Misawa Homes Co. Ltd.	122,100	1,013
	Nihon Trim Co. Ltd.	23,400	1,007
	Matsuda Sangyo Co. Ltd.	68,300	1,006
	Hokkan Holdings Ltd.	296,000	996
	Yushiro Chemical Industry Co. Ltd.	64,800	990
	Elematec Corp.	41,700	988
	Tatsuta Electric Wire and Cable Co. Ltd.	194,100	984
	Kitagawa Corp.	41,600	980
^	Hodogaya Chemical Co. Ltd.	32,600	980

40

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	KNT-CT Holdings Co. Ltd.	69,600	975
	Wowow Inc.	30,500	968
*,^	Nippon Sharyo Ltd.	381,000	962
	Chugai Ro Co. Ltd.	38,000	961
	Toyo Securities Co. Ltd.	407,000	959
	Daisyo Corp.	59,400	956
	Mitsui Matsushima Co. Ltd.	64,100	956
	Kitano Construction Corp.	230,000	955
*	Sanei Architecture Planning Co. Ltd.	56,300	953
	Asunaro Aoki Construction Co. Ltd.	112,700	953
	Parco Co. Ltd.	87,400	951
	Asahi Co. Ltd.	67,300	949
	Okura Industrial Co. Ltd.	40,400	949
	Happinet Corp.	74,100	937
	GCA Corp.	121,500	937
	Shimizu Bank Ltd.	48,900	934
*	U-Shin Ltd.	145,500	930
	Tomoku Co. Ltd.	50,600	929
	Nihon Chouzai Co. Ltd.	35,000	928
	Hakuto Co. Ltd.	61,700	916
	Taisei Lamick Co. Ltd.	32,500	914
	Mitsubishi Paper Mills Ltd.	159,800	909
	Atsugi Co. Ltd.	85,600	901
	Maezawa Kyuso Industries Co. Ltd.	51,200	900
	Aichi Corp.	151,900	889
	Taiho Kogyo Co. Ltd.	77,000	888
	Fuji Oil Co. Ltd.	236,800	887
	JP-Holdings Inc.	275,400	876
	Nihon Yamamura Glass Co. Ltd.	513,000	870
	Sankyo Seiko Co. Ltd.	207,600	858
^	Tosho Printing Co. Ltd.	96,000	858
	Gun-Ei Chemical Industry Co. Ltd.	27,100	857
	Kourakuen Holdings Corp.	55,900	853
	Godo Steel Ltd.	45,000	851
	Hokkaido Gas Co. Ltd.	299,000	850
	Maezawa Kasei Industries Co. Ltd.	75,000	840
	Wellnet Corp.	85,300	839
	Sanoh Industrial Co. Ltd.	131,300	836
	PC Depot Corp.	159,300	834
	Nippon Coke & Engineering Co. Ltd.	784,500	834
	Shibusawa Warehouse Co. Ltd.	53,200	829
	SWCC Showa Holdings Co. Ltd.	126,200	817
	Alpha Systems Inc.	39,300	815
*,^	Toyo Engineering Corp.	116,300	796
	Toli Corp.	263,100	787
	Toa Oil Co. Ltd.	383,000	781
^	Fields Corp.	82,600	779
	Artnature Inc.	125,800	777
	Chuetsu Pulp & Paper Co. Ltd.	50,500	777
	Tsutsumi Jewelry Co. Ltd.	46,400	769
	Fujitsu Frontech Ltd.	56,700	769
	Rhythm Watch Co. Ltd.	41,100	768
	Tokyo Tekko Co. Ltd.	52,600	754
	Daikoku Denki Co. Ltd.	43,700	735
	Cybozu Inc.	151,300	735
	AOI Electronics Co. Ltd.	22,600	730
	Srg Takamiya Co. Ltd.	109,500	728
	MTI Ltd.	130,000	726
	Kojima Co. Ltd.	150,700	725
	Honeys Holdings Co. Ltd.	83,700	719
	Mitsui Home Co. Ltd.	119,000	717
	Corona Corp. Class A	65,400	716
	Zuiko Corp.	24,400	716
*,^	Tokyo Base Co. Ltd.	93,500	714

41

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Fujikura Kasei Co. Ltd.	122,900	710
*	FDK Corp.	410,000	708
	Takihyo Co. Ltd.	32,300	707
	Nippon Chemiphar Co. Ltd.	16,300	688
	Chuo Spring Co. Ltd.	19,700	678
^	Toyo Denki Seizo KK	40,000	675
	Inaba Seisakusho Co. Ltd.	51,300	668
	NEC Capital Solutions Ltd.	37,300	649
	Nakayama Steel Works Ltd.	107,300	649
	Shimojima Co. Ltd.	63,800	642
	CAC Holdings Corp.	65,200	638
*	Senshukai Co. Ltd.	135,900	636
	Showa Aircraft Industry Co. Ltd.	56,400	625
	Right On Co. Ltd.	63,700	614
	Cleanup Corp.	77,600	609
	Fukui Computer Holdings Inc.	36,700	605
*	Aplus Financial Co. Ltd.	594,500	604
	Sumitomo Precision Products Co. Ltd.	180,000	594
	Dai-ichi Seiko Co. Ltd.	36,600	592
	Tokyo Rakutenchi Co. Ltd.	11,300	587
	Gecoss Corp.	61,000	586
	Airport Facilities Co. Ltd.	102,900	572
*	Shin Nippon Biomedical Laboratories Ltd.	123,900	557
	Paris Miki Holdings Inc.	120,400	544
	Mitsubishi Kakoki Kaisha Ltd.	30,100	541
^	Toda Kogyo Corp.	21,000	539
	Tokyo Electron Device Ltd.	28,100	513
*,^	Laox Co. Ltd.	137,100	505
*	Kinki Sharyo Co. Ltd.	22,100	480
*,^	Funai Electric Co. Ltd.	82,300	472
	Mitani Sekisan Co. Ltd.	12,900	304
			23,945,163
Mexico (0.0%)
	Elis SA	348,824	7,958

Netherlands (2.9%)
	Unilever NV	8,534,409	475,512
	ASML Holding NV	2,291,881	453,529
	ING Groep NV	21,961,334	315,245
	Koninklijke Philips NV	5,235,125	221,802
	Koninklijke Ahold Delhaize NV	6,897,654	164,700
	Heineken NV	1,328,431	133,094
*,^	Unibail-Rodamco-Westfield	562,068	123,761
	Akzo Nobel NV	1,423,962	121,453
	RELX NV	4,913,859	104,463
	ArcelorMittal	3,406,800	99,396
	Koninklijke DSM NV	986,910	98,730
	Wolters Kluwer NV	1,588,053	89,212
	NN Group NV	1,848,566	74,971
2	ABN AMRO Group NV	2,330,061	60,260
	Heineken Holding NV	595,189	56,922
	Aegon NV	9,532,475	56,915
	Koninklijke KPN NV	18,584,998	50,536
	Randstad NV	616,885	36,208
	ASR Nederland NV	779,898	31,758
*	Gemalto NV	465,932	27,076
	Aalberts Industries NV	540,290	25,810
*	Galapagos NV	246,839	22,733
	IMCD NV	297,841	19,917
	Koninklijke Vopak NV	372,335	17,162
2	Signify NV	622,637	16,109
	SBM Offshore NV	991,876	15,379
	TKH Group NV	236,472	14,972
*	OCI NV	539,993	14,501

42

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	ALTICE EUROPE NV	3,431,344	13,928
	ASM International NV	238,131	13,122
^	Boskalis Westminster	444,885	12,928
	APERAM SA	283,200	12,139
	Eurocommercial Properties NV	270,559	11,483
*	BE Semiconductor Industries NV	407,748	10,972
	Corbion NV	330,529	10,520
	AMG Advanced Metallurgical Group NV	169,733	9,492
	PostNL NV	2,516,217	9,429
	Wereldhave NV	226,825	8,901
*,2	Takeaway.com NV	116,027	7,746
	Rhi Magnesita NV	127,757	7,674
2	Intertrust NV	427,478	7,581
	Arcadis NV	395,647	7,110
*	Fugro NV	454,329	6,581
	Wessanen	308,042	6,462
*	TomTom NV	686,728	6,196
2	Flow Traders	158,004	6,146
2	GrandVision NV	270,560	6,067
^	Koninklijke BAM Groep NV	1,396,876	5,856
	Vastned Retail NV	102,348	4,822
*,2	Basic-Fit NV	139,417	4,692
	NSI NV	98,726	4,138
	Koninklijke Volkerwessels NV	139,809	3,594
	Accell Group	137,101	2,927
	ForFarmers NV	206,609	2,682
	Aegon NV (New York Shares)	348,532	2,063
	Brunel International NV	103,877	1,754
*	ALTICE EUROPE NV Class B	301,605	1,220
			3,150,351
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	3,182,005	32,065
*	a2 Milk Co. Ltd.	4,078,356	31,587
	Spark New Zealand Ltd.	10,311,897	26,025
	Auckland International Airport Ltd.	5,261,044	24,139
	Fletcher Building Ltd.	4,785,481	22,457
	Ryman Healthcare Ltd.	2,312,838	18,734
	Contact Energy Ltd.	4,062,102	16,081
	Meridian Energy Ltd.	6,916,182	14,609
	SKYCITY Entertainment Group Ltd.	3,868,109	10,575
	Z Energy Ltd.	2,015,018	10,326
	Mercury NZ Ltd.	3,886,152	8,862
	Mainfreight Ltd.	458,138	8,622
	Kiwi Property Group Ltd.	7,998,097	7,289
	Trade Me Group Ltd.	2,269,677	7,157
	Chorus Ltd.	2,472,534	6,997
	Summerset Group Holdings Ltd.	1,267,968	6,566
	Air New Zealand Ltd.	2,872,241	6,172
	EBOS Group Ltd.	487,580	5,925
^	Goodman Property Trust	6,008,705	5,903
	Infratil Ltd.	2,253,995	5,156
	Freightways Ltd.	860,475	4,554
	Genesis Energy Ltd.	2,722,206	4,498
	Precinct Properties New Zealand Ltd.	4,863,698	4,445
	Metlifecare Ltd.	971,138	4,116
	SKY Network Television Ltd.	2,136,938	3,759
	Argosy Property Ltd.	4,511,363	3,268
	Tourism Holdings Ltd.	671,958	3,025
^	Vital Healthcare Property Trust	1,967,043	2,679
	Heartland Bank Ltd.	2,196,206	2,526
	Kathmandu Holdings Ltd.	1,040,790	2,052
	New Zealand Refining Co. Ltd.	974,011	1,609

43

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	TOWER Ltd.	1,850,090	965
			312,743
Norway (0.8%)
	Equinor ASA	5,568,525	147,246
	DNB ASA	6,064,046	118,086
	Telenor ASA	3,832,767	78,497
	Marine Harvest ASA	2,277,370	45,281
	Norsk Hydro ASA	7,533,500	44,969
	Yara International ASA	981,049	40,588
	Orkla ASA	4,398,982	38,486
	Subsea 7 SA	1,448,505	23,027
	Aker BP ASA	607,216	22,335
	Storebrand ASA	2,634,722	21,206
	TGS NOPEC Geophysical Co. ASA	575,724	21,144
	Gjensidige Forsikring ASA	928,867	15,207
	Schibsted ASA Class A	497,845	15,097
	Schibsted ASA Class B	500,177	14,111
	Tomra Systems ASA	620,254	13,002
	Salmar ASA	294,823	12,366
	Bakkafrost P/F	222,026	12,305
	SpareBank 1 SR-Bank ASA	996,257	10,546
	Aker ASA	134,133	10,233
*	Borr Drilling Ltd.	2,108,953	10,059
*	Norwegian Finans Holding ASA	878,015	9,720
	Leroy Seafood Group ASA	1,434,648	9,664
2	Entra ASA	614,378	8,374
*	Petroleum Geo-Services ASA	1,699,410	7,939
	SpareBank 1 SMN	731,107	7,572
*	DNO ASA	3,526,377	6,492
	Atea ASA	448,304	6,456
	Veidekke ASA	621,085	6,234
	Austevoll Seafood ASA	504,840	6,056
	Kongsberg Gruppen ASA	283,710	6,032
	Borregaard ASA	554,750	5,981
*,2	Aker Solutions ASA	821,736	5,729
*	Nordic Semiconductor ASA	819,044	5,218
^,2	XXL ASA	559,067	4,519
2	Evry AS	992,536	3,591
	Grieg Seafood ASA	306,614	3,224
*	Wallenius Wilhelmsen Logistics	559,263	2,607
*	Norwegian Air Shuttle ASA	81,099	2,475
	Ocean Yield ASA	279,376	2,434
	Stolt-Nielsen Ltd.	144,415	2,245
*,^	Otello Corp. ASA	733,789	1,941
	Norway Royal Salmon ASA	83,292	1,859
*	Akastor ASA	813,798	1,784
	Sparebank 1 Oestlandet	154,250	1,644
*,^,2	BW LPG Ltd.	410,244	1,633
	Hoegh LNG Holdings Ltd.	236,888	1,309
*,^	REC Silicon ASA	11,646,038	1,306
			837,829
Portugal (0.2%)
	Galp Energia SGPS SA	2,898,378	55,138
	EDP - Energias de Portugal SA	12,782,576	50,664
	Jeronimo Martins SGPS SA	1,367,025	19,691
*	Banco Comercial Portugues SA	43,633,726	13,048
	EDP Renovaveis SA	844,057	8,797
	Navigator Co. SA	1,424,278	8,457
	NOS SGPS SA	1,275,814	6,979
	Sonae SGPS SA	5,326,195	6,391
	REN - Redes Energeticas Nacionais SGPS SA	2,166,230	6,060
	Altri SGPS SA	405,282	4,084
	Semapa-Sociedade de Investimento e Gestao	133,280	3,561
^	CTT-Correios de Portugal SA	872,933	3,058

44

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
^	Corticeira Amorim SGPS SA	185,723	2,432
*	Mota-Engil SGPS SA	523,244	1,746
*	Banco Espirito Santo SA	10,412,510	14
			190,120
Singapore (1.1%)
	DBS Group Holdings Ltd.	10,189,810	198,161
	Oversea-Chinese Banking Corp. Ltd.	18,416,465	156,867
	United Overseas Bank Ltd.	7,211,709	141,340
	Singapore Telecommunications Ltd.	41,862,522	94,517
	Keppel Corp. Ltd.	8,037,943	42,048
	CapitaLand Ltd.	14,125,629	32,694
*	Genting Singapore Ltd.	32,485,351	29,088
	Ascendas REIT	13,404,836	25,959
	Wilmar International Ltd.	10,909,872	24,464
	Singapore Exchange Ltd.	4,628,621	24,323
	Singapore Airlines Ltd.	2,856,539	22,371
	City Developments Ltd.	2,653,604	21,255
	Singapore Technologies Engineering Ltd.	8,646,039	20,841
	ComfortDelGro Corp. Ltd.	11,527,649	19,839
	CapitaLand Mall Trust	13,006,763	19,771
	Venture Corp. Ltd.	1,454,482	19,003
	Singapore Press Holdings Ltd.	8,979,386	17,112
	CapitaLand Commercial Trust	13,302,337	16,199
	UOL Group Ltd.	2,785,623	15,556
	Suntec REIT	10,952,268	13,887
	SATS Ltd.	3,587,713	13,142
	Jardine Cycle & Carriage Ltd.	555,045	12,967
	Mapletree Commercial Trust	10,726,244	12,360
	Mapletree Logistics Trust	11,618,945	10,472
	Sembcorp Industries Ltd.	5,183,206	10,441
	Mapletree Industrial Trust	7,377,321	10,440
	Mapletree North Asia Commercial Trust	11,729,387	9,818
	NetLink NBN Trust	16,633,458	9,034
	Keppel REIT	11,133,249	8,992
	Golden Agri-Resources Ltd.	36,218,616	8,087
^	Singapore Post Ltd.	8,618,228	7,958
	Hutchison Port Holdings Trust	28,411,426	7,929
^	Sembcorp Marine Ltd.	4,590,299	6,838
	Manulife US REIT	6,450,450	5,505
	United Engineers Ltd.	2,538,147	5,230
	CDL Hospitality Trusts	4,462,232	5,141
	Frasers Logistics & Industrial Trust	6,518,921	5,014
	Frasers Centrepoint Trust	3,046,643	4,937
	Ascott Residence Trust	6,182,238	4,857
^	Keppel DC REIT	4,562,609	4,546
	Parkway Life REIT	2,211,559	4,410
	Keppel Infrastructure Trust	11,254,207	4,294
^	Raffles Medical Group Ltd.	5,249,511	3,886
	StarHub Ltd.	3,165,643	3,851
	Starhill Global REIT	8,132,876	3,847
	Frasers Commercial Trust	3,552,300	3,599
	CapitaLand Retail China Trust	3,191,100	3,557
^	ESR-REIT	9,189,215	3,437
	Cache Logistics Trust	5,966,176	3,367
	OUE Hospitality Trust	5,680,900	3,316
	First Resources Ltd.	2,897,276	3,311
	Wing Tai Holdings Ltd.	2,228,875	3,251
	SIA Engineering Co. Ltd.	1,287,177	2,964
	First REIT	2,878,400	2,810
	Ascendas Hospitality Trust	4,635,000	2,651
^	GuocoLand Ltd.	1,722,000	2,566
	Far East Hospitality Trust	5,331,200	2,484
	Lippo Malls Indonesia Retail Trust	10,747,000	2,482
	Frasers Property Ltd.	1,938,100	2,348

45

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	SPH REIT	3,189,900	2,318
	M1 Ltd.	1,957,840	2,296
	Asian Pay Television Trust	7,638,000	2,270
	Soilbuild Business Space REIT	4,501,920	2,148
	Frasers Hospitality Trust	4,272,800	2,116
	Accordia Golf Trust	4,433,700	2,000
	Sheng Siong Group Ltd.	2,419,400	1,880
	OUE Ltd.	1,583,500	1,812
	RHT Health Trust	3,184,700	1,811
^	Yoma Strategic Holdings Ltd.	6,644,600	1,802
	Sabana Shari'ah Compliant Industrial REIT	5,546,100	1,794
	Silverlake Axis Ltd.	4,390,500	1,688
^	Boustead Singapore Ltd.	1,787,300	1,023
	Bumitama Agri Ltd.	1,814,600	826
*	Noble Group Ltd.	4,867,386	479
*,^,3	Hyflux Ltd.	2,806,700	433
^	Indofood Agri Resources Ltd.	2,461,500	388
*,^,3	Ezra Holdings Ltd.	10,329,900	83
*	Ezion Holdings Ltd. Warrants Exp. 04/15/2020	720,757	3
*,^	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	5,153,611	—
			1,208,604
South Korea (4.5%)
	Samsung Electronics Co. Ltd.	23,517,591	985,142
	SK Hynix Inc.	3,007,359	230,843
	Samsung Electronics Co. Ltd. GDR	141,156	146,402
	Samsung Electronics Co. Ltd. Preference Shares	4,251,550	143,570
*,^	Celltrion Inc.	438,053	119,012
	POSCO	382,767	112,939
	NAVER Corp.	150,577	103,041
	KB Financial Group Inc.	2,131,108	100,315
	Shinhan Financial Group Co. Ltd.	2,409,615	93,296
	Hyundai Motor Co.	776,580	87,283
	LG Chem Ltd.	246,635	73,820
	Hyundai Mobis Co. Ltd.	366,737	69,754
	Hana Financial Group Inc.	1,666,109	63,980
	SK Innovation Co. Ltd.	339,764	61,541
	LG Household & Health Care Ltd.	48,396	60,644
	KT&G Corp.	622,084	59,773
	Samsung SDI Co. Ltd.	295,126	56,608
	Amorepacific Corp.	170,403	49,327
	Samsung C&T Corp.	428,029	44,755
	SK Holdings Co. Ltd.	186,605	43,329
	Samsung Electro-Mechanics Co. Ltd.	312,667	41,628
	Woori Bank	2,837,091	41,381
	Samsung Fire & Marine Insurance Co. Ltd.	174,064	41,243
	LG Electronics Inc.	549,963	40,948
	Kia Motors Corp.	1,442,942	39,868
	Korea Electric Power Corp.	1,257,622	36,072
	LG Corp.	503,237	32,534
	NCSoft Corp.	96,695	32,179
	Samsung SDS Co. Ltd.	179,201	32,177
	Samsung Life Insurance Co. Ltd.	362,673	32,016
*,2	Samsung Biologics Co. Ltd.	75,369	28,210
	Kakao Corp.	260,313	26,733
*,^	Celltrion Healthcare Co. Ltd.	262,252	26,016
	Lotte Chemical Corp.	82,449	25,702
	E-MART Inc.	112,493	25,671
	Coway Co. Ltd.	295,311	22,968
	S-Oil Corp.	230,639	22,649
*	Hyundai Heavy Industries Co. Ltd.	235,594	21,545
	Hyundai Engineering & Construction Co. Ltd.	406,643	21,010
	LG Display Co. Ltd.	1,254,456	20,580
	Industrial Bank of Korea	1,487,756	20,519
	Hyundai Steel Co.	421,990	19,907

46

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Hotel Shilla Co. Ltd.	174,417	19,319
	Hyundai Motor Co. 2nd Preference Shares	235,681	19,183
	Korea Zinc Co. Ltd.	55,293	19,152
*,^	SillaJen Inc.	288,761	18,954
*	Hyundai Heavy Industries Holdings Co. Ltd.	58,363	18,501
	AMOREPACIFIC Group	163,147	18,085
	Lotte Corp.	323,194	16,590
	Mirae Asset Daewoo Co. Ltd.	2,154,762	16,466
	Orion Corp.	122,151	16,309
	Korea Investment Holdings Co. Ltd.	214,429	16,168
*,^	ViroMed Co. Ltd.	76,267	16,097
*,^	HLB Inc.	183,786	16,057
	Hankook Tire Co. Ltd.	421,042	15,909
*	Samsung Heavy Industries Co. Ltd.	2,444,255	15,652
3	Hyosung Corp.	50,877	15,572
	Medy-Tox Inc.	22,472	15,449
^	Hanmi Pharm Co. Ltd.	38,517	14,537
	DB Insurance Co. Ltd.	265,641	14,068
	GS Holdings Corp.	284,786	13,894
	Shinsegae Inc.	38,619	13,889
	Kangwon Land Inc.	591,394	13,878
	BNK Financial Group Inc.	1,640,897	13,749
	LG Uplus Corp.	1,089,878	13,689
	SK Telecom Co. Ltd. ADR	584,537	13,631
	CJ CheilJedang Corp.	42,893	13,579
^,2	Netmarble Corp.	99,200	13,572
	SK Telecom Co. Ltd.	64,568	13,495
*,^	Korea Aerospace Industries Ltd.	363,736	13,413
*,^	Samsung Engineering Co. Ltd.	886,304	12,436
	Lotte Shopping Co. Ltd.	62,106	11,710
	LG Chem Ltd. Preference Shares	61,161	11,052
	Samsung Securities Co. Ltd.	352,428	11,001
3	CJ E&M Corp.	105,887	10,907
	Hyundai Motor Co. Preference Shares	146,334	10,797
	Hyundai Glovis Co. Ltd.	102,986	10,671
^	GS Engineering & Construction Corp.	254,834	10,533
	Amorepacific Corp. Preference Shares	74,745	10,385
	Daelim Industrial Co. Ltd.	150,903	10,366
^	LG Innotek Co. Ltd.	79,747	10,342
	Kumho Petrochemical Co. Ltd.	98,583	10,300
	Hyundai Marine & Fire Insurance Co. Ltd.	336,784	10,198
	LG Household & Health Care Ltd. Preference Shares	14,538	9,525
	NH Investment & Securities Co. Ltd.	710,810	9,522
	OCI Co. Ltd.	101,343	9,376
	S-1 Corp.	106,299	9,237
	Hanwha Chemical Corp.	461,575	9,047
	KCC Corp.	30,634	9,017
	Yuhan Corp.	46,068	8,988
*	HDC Hyundai Development Co-Engineering & Construction	185,185	8,956
	CJ Corp.	69,758	8,888
	Fila Korea Ltd.	293,525	8,832
	Hyundai Department Store Co. Ltd.	85,118	8,824
	Hanon Systems	910,750	8,663
*	Korea Gas Corp.	149,270	8,580
^	Com2uSCorp	55,587	8,381
*	Celltrion Pharm Inc.	97,035	7,871
	DGB Financial Group Inc.	852,491	7,840
	LG Electronics Inc. Preference Shares	250,850	7,697
	Hanwha Life Insurance Co. Ltd.	1,537,201	7,307
	Cheil Worldwide Inc.	391,043	7,242
2	ING Life Insurance Korea Ltd.	186,135	6,988
*,^	Hyundai Merchant Marine Co. Ltd.	1,526,141	6,896
	Hanwha Corp.	241,536	6,833
*,^	Hyundai Rotem Co. Ltd.	270,467	6,821

47

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Korean Air Lines Co. Ltd.	268,494	6,802
*,^	Pearl Abyss Corp.	33,260	6,716
	LS Corp.	95,507	6,430
	Shinhan Financial Group Co. Ltd. ADR	166,024	6,389
	Mando Corp.	185,195	6,385
*,^	Doosan Infracore Co. Ltd.	733,708	6,355
^	KIWOOM Securities Co. Ltd.	65,252	6,347
	BGF retail Co. Ltd.	35,320	6,179
*,^	CJ Logistics Corp.	40,308	6,079
	Kolon Industries Inc.	98,681	5,984
	Koh Young Technology Inc.	65,077	5,949
	GS Retail Co. Ltd.	150,554	5,941
	Samsung Card Co. Ltd.	170,703	5,869
*,^	Genexine Co. Ltd.	69,211	5,763
	LOTTE Fine Chemical Co. Ltd.	98,713	5,753
	Douzone Bizon Co. Ltd.	103,222	5,736
^	Korea Kolmar Co. Ltd.	75,396	5,715
	Green Cross Corp.	30,550	5,662
*	Doosan Heavy Industries & Construction Co. Ltd.	398,845	5,605
	Meritz Fire & Marine Insurance Co. Ltd.	314,707	5,419
	LS Industrial Systems Co. Ltd.	85,111	5,389
	Cosmax Inc.	36,904	5,380
^	Korea Electric Power Corp. ADR	374,828	5,375
*,^	Hugel Inc.	12,385	5,356
	Posco Daewoo Corp.	278,424	5,347
^	SK Discovery Co. Ltd.	161,220	5,332
	Ottogi Corp.	6,903	5,324
	Korean Reinsurance Co.	496,313	5,271
*	Daewoo Engineering & Construction Co. Ltd.	994,033	5,239
	NongShim Co. Ltd.	17,802	5,192
	Youngone Corp.	170,262	5,119
*,^	Kumho Tire Co. Inc.	906,512	5,118
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	31,102	5,091
^	Hanssem Co. Ltd.	53,864	5,069
	Meritz Securities Co. Ltd.	1,592,682	5,067
	KB Financial Group Inc. ADR	104,259	4,846
*	Cafe24 Corp.	29,987	4,822
*	Pan Ocean Co. Ltd.	1,070,440	4,683
	POSCO Chemtech Co. Ltd.	117,690	4,637
	LOTTE Himart Co. Ltd.	65,285	4,620
*	Hanall Biopharma Co. Ltd.	205,710	4,599
	Green Cross Holdings Corp.	150,726	4,503
*,^	Hyundai Construction Equipment Co. Ltd.	35,493	4,497
*,^	Komipharm International Co. Ltd.	182,566	4,471
^	Hyundai Elevator Co. Ltd.	54,909	4,431
*,^	Hyundai Mipo Dockyard Co. Ltd.	57,540	4,424
^	CJ CGV Co. Ltd.	72,409	4,363
^	SK Materials Co. Ltd.	27,005	4,338
^	Daewoong Pharmaceutical Co. Ltd.	24,539	4,310
*,^	Hanwha Aerospace Co. Ltd.	204,422	4,291
	SKC Co. Ltd.	110,020	4,256
^	Paradise Co. Ltd.	258,730	4,187
	Hanmi Science Co. ltd	71,669	4,154
	CJ O Shopping Co. Ltd.	16,536	4,146
	Dongsuh Cos. Inc.	174,605	4,103
*,^	Pharmicell Co. Ltd.	286,614	4,068
	WONIK IPS Co. Ltd.	160,298	4,037
	Doosan Bobcat Inc.	136,714	3,926
	KEPCO Plant Service & Engineering Co. Ltd.	121,206	3,877
	L&F Co. Ltd.	84,064	3,822
	Taekwang Industrial Co. Ltd.	3,056	3,813
^	Hana Tour Service Inc.	47,669	3,734
*	Studio Dragon Corp.	35,407	3,670
	Hyundai Greenfood Co. Ltd.	281,691	3,596

48

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Korea Petrochemical Ind Co. Ltd.	15,868	3,563
	DB HiTek Co. Ltd.	198,859	3,493
^	Iljin Materials Co. Ltd.	91,411	3,468
	Samyang Holdings Corp.	32,300	3,456
	SKCKOLONPI Inc.	76,697	3,402
	HDC Holdings Co. Ltd.	132,534	3,401
*,^	G-treeBNT Co. Ltd.	107,112	3,347
^	SK Networks Co. Ltd.	825,579	3,334
^	Hyundai Wia Corp.	91,165	3,332
	Innocean Worldwide Inc.	61,680	3,287
*	Medipost Co. Ltd.	40,122	3,278
*	SM Entertainment Co. Ltd.	86,403	3,248
	Hite Jinro Co. Ltd.	182,389	3,216
	Poongsan Corp.	105,212	3,210
	Bukwang Pharmaceutical Co. Ltd.	151,886	3,207
*,^	Yungjin Pharmaceutical Co. Ltd.	478,591	3,189
	Hyundai Home Shopping Network Corp.	31,454	3,174
	Hansol Chemical Co. Ltd.	44,932	3,156
	Chong Kun Dang Pharmaceutical Corp.	34,960	3,153
*,^	Ecopro Co. Ltd.	104,357	3,151
	Huchems Fine Chemical Corp.	119,950	3,148
*,^	Telcon RF Pharmaceutical Inc.	353,928	3,121
*	NHN Entertainment Corp.	53,288	3,099
^	SFA Engineering Corp.	105,149	3,090
^	Seoul Semiconductor Co. Ltd.	204,236	3,040
	Dentium Co. Ltd.	37,915	3,033
*,^	BH Co. Ltd.	137,788	3,023
	LG International Corp.	138,531	3,001
*,^	Naturecell Co. Ltd.	218,162	2,998
	Eo Technics Co. Ltd.	46,836	2,928
	Doosan Corp.	31,168	2,911
^	Ssangyong Cement Industrial Co. Ltd.	113,037	2,881
	LEENO Industrial Inc.	50,877	2,872
*	SK Chemicals Co. Ltd.	33,983	2,830
*	CrystalGenomics Inc.	136,929	2,824
	JB Financial Group Co. Ltd.	566,219	2,824
	Kakao M Corp.	34,857	2,813
	GS Home Shopping Inc.	17,232	2,785
	Daou Technology Inc.	133,755	2,776
	Handsome Co. Ltd.	73,720	2,756
3	Hanil Cement Co. Ltd.	9,534	2,718
	Orion Holdings Corp.	109,505	2,703
	Soulbrain Co. Ltd.	48,504	2,693
	Taeyoung Engineering & Construction Co. Ltd.	215,624	2,681
*	Amicogen Inc.	95,216	2,678
	Lotte Chilsung Beverage Co. Ltd.	1,938	2,670
	Daesang Corp.	108,849	2,595
*	Osstem Implant Co. Ltd.	56,348	2,573
^	Kolon Life Science Inc.	39,980	2,570
	Hanwha General Insurance Co. Ltd.	428,803	2,511
	DoubleUGames Co. Ltd.	52,023	2,504
	Hanjin Kal Corp.	164,750	2,497
	LF Corp.	98,682	2,488
	Dongkuk Steel Mill Co. Ltd.	326,970	2,477
*,^	Foosung Co. Ltd.	267,420	2,470
	Grand Korea Leisure Co. Ltd.	103,007	2,405
*,^	Toptec Co. Ltd.	108,069	2,361
	Dongwon Industries Co. Ltd.	7,548	2,318
*	iNtRON Biotechnology Inc.	65,002	2,265
	Huons Co. Ltd.	26,906	2,207
	JW Pharmaceutical Corp.	70,177	2,184
^	LIG Nex1 Co. Ltd.	60,862	2,181
	Hankook Tire Worldwide Co. Ltd.	135,621	2,133
*	Seegene Inc.	85,211	2,132

49

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Mirae Asset Life Insurance Co. Ltd.	427,192	2,128
*,^	Hyundai Electric & Energy System Co. Ltd.	33,737	2,125
	Ilyang Pharmaceutical Co. Ltd.	73,204	2,122
	LG Hausys Ltd.	33,969	2,116
	AK Holdings Inc.	30,661	2,075
	Korea Real Estate Investment & Trust Co. Ltd.	851,307	2,072
	Young Poong Corp.	2,847	2,048
*,^	Webzen Inc.	93,486	2,027
	BGF Co. Ltd.	209,085	2,024
*	DIO Corp.	62,563	2,021
	WeMade Entertainment Co. Ltd.	47,176	2,008
	Dong-A ST Co. Ltd.	25,538	2,007
	NICE Information Service Co. Ltd.	201,633	1,988
	Modetour Network Inc.	81,357	1,984
^	Tongyang Inc.	1,123,121	1,970
^	YG Entertainment Inc.	60,018	1,952
*	Asiana Airlines Inc.	516,283	1,916
*,^	CMG Pharmaceutical Co. Ltd.	453,706	1,882
	Daewoong Co. Ltd.	117,513	1,877
^	SK Gas Ltd.	22,237	1,873
^	Lock&Lock Co. Ltd.	92,900	1,851
	Meritz Financial Group Inc.	153,691	1,848
	HS Industries Co. Ltd.	250,118	1,794
	Songwon Industrial Co. Ltd.	87,246	1,792
	IS Dongseo Co. Ltd.	70,935	1,768
	Posco ICT Co. Ltd.	289,358	1,768
	Nexen Tire Corp.	192,086	1,766
^	Dongwon F&B Co. Ltd.	6,635	1,759
*,^	GemVax & Kael Co. Ltd.	149,899	1,751
^	Dongjin Semichem Co. Ltd.	159,159	1,748
*	Ananti Inc.	230,705	1,710
	InBody Co. Ltd.	59,060	1,698
	Halla Holdings Corp.	42,686	1,690
	Daishin Securities Co. Ltd.	157,826	1,655
	SPC Samlip Co. Ltd.	13,957	1,646
*	Innox Advanced Materials Co. Ltd.	32,102	1,644
*,^	Peptron Inc.	35,474	1,640
	Silicon Works Co. Ltd.	50,528	1,635
	Caregen Co. Ltd.	22,308	1,609
	TES Co. Ltd.	76,230	1,602
*,^	Taihan Electric Wire Co. Ltd.	1,377,777	1,602
	ST Pharm Co. Ltd.	48,592	1,600
	NICE Holdings Co. Ltd.	106,715	1,594
^	Ahnlab Inc.	34,731	1,588
	Dong-A Socio Holdings Co. Ltd.	17,188	1,580
^	Namhae Chemical Corp.	113,780	1,577
^	KEPCO Engineering & Construction Co. Inc.	65,601	1,565
	Hanwha Corp. Preference Shares	113,652	1,559
	Lotte Food Co. Ltd.	2,032	1,555
	Korea Electric Terminal Co. Ltd.	39,395	1,553
	Jeil Pharmaceutical Co. Ltd.	46,799	1,541
	Kumho Industrial Co. Ltd.	163,764	1,536
*,^	ATGen Co. Ltd.	105,163	1,536
	Lotte Confectionery Co. Ltd.	9,448	1,533
	CJ Hello Co. Ltd.	155,972	1,511
*	Yuanta Securities Korea Co. Ltd.	456,726	1,508
*,^	Naturalendo Tech Co. Ltd.	73,316	1,492
^	JW Holdings Corp.	209,012	1,482
	DongKook Pharmaceutical Co. Ltd.	25,699	1,481
	Namyang Dairy Products Co. Ltd.	2,539	1,466
*,^	Aprogen pharmaceuticals Inc.	430,068	1,461
	Sebang Global Battery Co. Ltd.	51,267	1,456
	Korea Kolmar Holdings Co. Ltd.	36,092	1,453
^	Partron Co. Ltd.	226,435	1,443

50

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Hansol Paper Co. Ltd.	95,821	1,440
^	Lutronic Corp.	110,737	1,419
^	Able C&C Co. Ltd.	102,088	1,401
^	Binggrae Co. Ltd.	25,584	1,381
	Hyundai Corp.	42,262	1,379
	Youngone Holdings Co. Ltd.	27,927	1,377
	S&T Motiv Co. Ltd.	46,362	1,371
	Shinyoung Securities Co. Ltd.	26,792	1,365
^	Samyang Corp.	18,502	1,362
*,^	Cellumed Co. Ltd.	109,221	1,361
^	Hansae Co. Ltd.	92,161	1,352
^	Jusung Engineering Co. Ltd.	183,291	1,349
*,^	Binex Co. Ltd.	140,057	1,348
*	SK Securities Co. Ltd.	1,428,202	1,346
^	Dawonsys Co. Ltd.	108,004	1,345
	Hancom Inc.	84,391	1,340
	SL Corp.	81,978	1,336
	Huons Global Co. Ltd.	24,696	1,320
	NEPES Corp.	93,434	1,319
*,^	Korea Line Corp.	64,617	1,295
	Dae Hwa Pharmaceutical Co. Ltd.	66,304	1,291
	Hanjin Transportation Co. Ltd.	67,134	1,284
	CJ CheilJedang Corp. Preference Shares	10,573	1,282
	Daishin Securities Co. Ltd. Preference Shares	163,906	1,268
	Samchully Co. Ltd.	12,589	1,266
	Tongyang Life Insurance Co. Ltd.	186,940	1,239
*	Cuckoo Homesys Co. Ltd.	6,196	1,233
^	Kolon Corp.	32,091	1,212
	Maeil Dairies Co. Ltd.	15,115	1,209
*	Gamevil Inc.	24,787	1,201
^	Cuckoo Holdings Co. Ltd.	7,425	1,183
	Daeduck Electronics Co.	155,203	1,163
	KC Tech Co. Ltd.	56,458	1,163
*	Hanwha Investment & Securities Co. Ltd.	498,370	1,162
	KISWIRE Ltd.	44,257	1,159
^	Kwang Dong Pharmaceutical Co. Ltd.	168,119	1,157
^	Advanced Process Systems Corp.	60,947	1,147
	Seah Besteel Corp.	59,092	1,137
^	Vieworks Co. Ltd.	41,511	1,135
	Daekyo Co. Ltd.	161,636	1,125
	Kwangju Bank Co. Ltd.	117,255	1,124
^	Sung Kwang Bend Co. Ltd.	107,988	1,124
*,^	Neowiz	69,435	1,118
*,^	Vidente Co. Ltd.	115,267	1,114
	Daeduck GDS Co. Ltd.	92,757	1,111
	Hyundai Livart Furniture Co. Ltd.	53,890	1,102
	Korea Asset In Trust Co. Ltd.	244,090	1,090
	NS Shopping Co. Ltd.	91,209	1,080
*,^	Jenax Inc.	86,509	1,072
*,^	Homecast Co. Ltd.	154,109	1,066
*,^	Insun ENT Co. Ltd.	161,857	1,053
*,^	NUTRIBIOTECH Co. Ltd.	54,959	1,042
*,^	Seobu T&D	120,541	1,040
*,^	Leaders Cosmetics Co. Ltd.	66,350	1,035
	Hankook Shell Oil Co. Ltd.	3,259	1,034
	Cell Biotech Co. Ltd.	31,477	1,030
	Green Cross Cell Corp.	30,014	1,002
	It's Hanbul Co. Ltd.	20,953	1,001
	i-SENS Inc.	49,409	997
^	Sungwoo Hitech Co. Ltd.	256,964	995
*,^	COSON Co. Ltd.	85,102	979
*	APS Holdings Corp.	212,597	973
	Sindoh Co. Ltd.	20,162	960
*	KTB Investment & Securities Co. Ltd.	263,903	959

51

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Muhak Co. Ltd.	70,361	956
	KT Skylife Co. Ltd.	77,678	955
	Chongkundang Holdings Corp.	16,275	947
*,^	CUROCOM Co. Ltd.	479,509	934
^	SeAH Steel Corp.	13,474	919
^	E1 Corp.	14,871	911
*	Eugene Investment & Securities Co. Ltd.	337,863	910
	Dae Han Flour Mills Co. Ltd.	5,395	894
*,^	Interflex Co. Ltd.	57,472	893
*	Wonik Holdings Co. Ltd.	174,797	891
^	TK Corp.	82,760	880
	Youlchon Chemical Co. Ltd.	72,331	865
*,^	Duk San Neolux Co. Ltd.	62,066	858
	KISCO Corp.	126,920	829
*,^	Hanjin Heavy Industries & Construction Co. Ltd.	308,670	825
	Hansol Holdings Co. Ltd.	205,414	825
*,^	Agabang&Company	166,714	825
	CJ Freshway Corp.	28,241	821
	Humedix Co. Ltd.	30,141	819
*,^	Taewoong Co. Ltd.	56,050	815
^	Byucksan Corp.	263,447	805
*	Ssangyong Motor Co.	195,087	801
*	KONA I Co. Ltd.	69,825	739
*,^	KH Vatec Co. Ltd.	76,572	735
	Sam Young Electronics Co. Ltd.	51,402	724
*	Hansol Technics Co. Ltd.	82,677	707
	iMarketKorea Inc.	112,171	695
	Cosmax BTI Inc	24,252	685
*	GNCO Co. Ltd.	366,174	684
	Kyobo Securities Co. Ltd.	79,565	681
	KC Co. Ltd.	38,571	657
	GOLFZON Co. Ltd.	16,463	628
^	Coreana Cosmetics Co. Ltd.	115,233	621
*	Lumens Co. Ltd.	193,646	620
*,^	Samsung Pharmaceutical Co. Ltd.	243,462	615
	Woongjin Thinkbig Co. Ltd.	111,751	613
*	SFA Semicon Co. Ltd.	356,349	612
	DB Financial Investment Co. Ltd.	158,760	587
	SBS Media Holdings Co. Ltd.	270,712	573
	Interpark Holdings Corp.	226,106	573
*,^	G-SMATT GLOBAL Co. Ltd.	66,586	564
	Humax Co. Ltd.	74,623	557
	Maeil Holdings Co. Ltd.	40,509	520
	INTOPS Co. Ltd.	63,755	509
*	S&T Dynamics Co. Ltd.	79,767	495
^	ICD Co. Ltd.	59,955	484
^	LVMC Holdings	139,617	474
*	Eusu Holdings Co. Ltd.	83,934	459
	Seoyon E-Hwa Co. Ltd.	73,305	441
	DY Corp.	78,889	366
*,^	CrucialTec Co. Ltd.	171,026	354
*	Duksan Hi-Metal Co. Ltd.	57,995	345
*	HSD Engine Co. Ltd.	73,917	276
	Seoyon Co. Ltd.	13,782	63
*,3	Hyosung Chemical Corp.	11,765	—
*,3	Hyosung TNC Co. Ltd.	15,960	—
*,3	Hyosung Heavy Industries Corp.	34,388	—
*,3	Hyosung Advanced Materials Corp.	16,521	—
*,3	Hanil Cement Co. Ltd. New	11,620	—
			4,859,037
Spain (2.5%)
	Banco Santander SA	89,995,896	480,981
	Banco Bilbao Vizcaya Argentaria SA	37,544,202	264,783
	Iberdrola SA	33,861,774	261,134

52

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Telefonica SA	25,600,635	217,284
	Industria de Diseno Textil SA	5,924,265	201,746
	Amadeus IT Group SA	2,328,487	183,095
*	Repsol SA	6,625,686	129,327
	CaixaBank SA	20,267,572	87,237
2	Aena SME SA	360,988	65,356
	Grifols SA	2,019,803	60,539
*	Ferrovial SA	2,719,572	55,650
*	ACS Actividades de Construccion y Servicios SA	1,371,589	55,338
	Banco de Sabadell SA	31,690,150	52,917
	Red Electrica Corp. SA	2,451,104	49,797
	Gas Natural SDG SA	1,744,558	46,119
	Endesa SA	1,788,710	39,337
	Bankinter SA	3,850,127	37,358
	Enagas SA	1,277,489	37,260
	Merlin Properties Socimi SA	1,887,561	27,404
	Grifols SA Preference Shares	1,262,262	27,220
	Bankia SA	6,818,336	25,426
2	Cellnex Telecom SA	862,815	21,692
	Inmobiliaria Colonial Socimi SA	1,602,481	17,670
	Siemens Gamesa Renewable Energy SA	1,271,734	16,999
	Mapfre SA	5,586,619	16,792
	Viscofan SA	221,033	15,036
	Bolsas y Mercados Espanoles SHMSF SA	428,755	14,138
	Acerinox SA	970,607	12,825
	Grupo Catalana Occidente SA	248,687	11,057
	Applus Services SA	812,760	10,832
	Hispania Activos Inmobiliarios SOCIMI SA	503,692	10,697
	Ebro Foods SA	439,554	10,246
	Acciona SA	121,965	10,068
	Prosegur Cia de Seguridad SA	1,495,227	9,740
	Zardoya Otis SA	1,003,574	9,570
	CIE Automotive SA	304,922	8,973
	NH Hotel Group SA	1,175,952	8,678
	Mediaset Espana Comunicacion SA	1,004,086	8,440
	Melia Hotels International SA	616,427	8,432
*	Indra Sistemas SA	702,300	8,378
*	Masmovil Ibercom SA	71,983	8,344
*,2	Neinor Homes SA	432,956	8,092
2	Unicaja Banco SA	4,359,133	7,465
	Distribuidora Internacional de Alimentacion SA	2,568,519	7,461
	Cia de Distribucion Integral Logista Holdings SA	275,224	7,103
	Corp Financiera Alba SA	113,586	6,592
*,2	Gestamp Automocion SA	874,179	6,527
	Ence Energia y Celulosa SA	705,535	6,236
	Faes Farma SA	1,472,816	6,228
	Tecnicas Reunidas SA	177,563	5,706
2	Prosegur Cash SA	2,098,405	5,648
	Papeles y Cartones de Europa SA	282,623	5,587
*	Fomento de Construcciones y Contratas SA	405,720	5,101
2	Euskaltel SA	562,450	5,086
	Construcciones y Auxiliar de Ferrocarriles SA	103,235	4,941
*	Sacyr SA	1,795,287	4,894
	Fluidra SA	281,815	4,503
*	Almirall SA	335,838	4,489
*,2	Metrovacesa SA	254,095	4,444
*,2	Aedas Homes SAU	118,687	4,215
	Atresmedia Corp. de Medios de Comunicacion SA	464,224	3,894
*	Repsol SA Rights Exp. 07/06/2018	6,625,686	3,761
*	Liberbank SA	7,274,645	3,716
*	Codere SA	289,939	2,803
	Obrascon Huarte Lain SA	721,357	2,301
*	Pharma Mar SA	934,420	1,658
*	ACS Actividades de Construccion y Servicios SA Rights Exp. 07/06/2018	1,371,589	1,413

53

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Axiare Patrimonio SOCIMI SA	55,372	1,133
*,2	Global Dominion Access SA	200,361	1,082
*	Sacyr SA Right Exp. 07/09/2018	1,795,287	102
			2,776,096
Sweden (2.5%)
	Nordea Bank AB	17,933,324	172,027
	Volvo AB Class B	8,421,092	133,837
	Telefonaktiebolaget LM Ericsson Class B	16,711,818	128,751
	Swedbank AB Class A	5,634,859	120,058
	Assa Abloy AB Class B	5,168,053	109,623
	Sandvik AB	6,070,147	107,205
	Investor AB Class B	2,558,801	103,648
*	Atlas Copco AB Class A	3,556,874	103,009
	Svenska Handelsbanken AB Class A	8,034,718	88,988
	Essity AB Class B	3,430,169	84,388
	Hexagon AB Class B	1,411,554	78,436
	Skandinaviska Enskilda Banken AB Class A	7,973,337	75,463
^	Hennes & Mauritz AB Class B	4,940,847	73,545
	Telia Co. AB	15,311,438	69,788
*	Atlas Copco AB Class B	2,118,751	55,197
*	Boliden AB	1,549,079	49,994
	Swedish Match AB	991,629	49,008
	Kinnevik AB	1,313,410	44,757
	Alfa Laval AB	1,771,891	41,831
	SKF AB	2,083,271	38,566
*	Epiroc AB Class A	3,573,054	37,495
	Skanska AB Class B	2,020,821	36,578
	Svenska Cellulosa AB SCA Class B	3,356,686	36,339
	Lundin Petroleum AB	974,158	30,920
	Electrolux AB Class B	1,351,944	30,680
	Trelleborg AB Class B	1,370,998	29,153
	Securitas AB Class B	1,735,810	28,464
	Elekta AB Class B	2,014,975	26,484
	Castellum AB	1,524,269	24,652
^	Tele2 AB	1,957,967	22,932
	Industrivarden AB Class A	1,084,398	21,846
	Husqvarna AB	2,277,893	21,549
	Industrivarden AB	1,058,192	20,413
*	Swedish Orphan Biovitrum AB	908,302	19,781
*	Epiroc AB Class B	2,118,751	19,397
^	Nibe Industrier AB Class B	1,683,024	18,000
*	Fabege AB	1,490,844	17,732
	Saab AB Class B	416,984	17,268
2	Dometic Group AB	1,666,963	16,315
	Com Hem Holding AB	994,901	16,140
*	AAK AB	964,398	15,305
2	Thule Group AB	586,182	14,530
	Hexpol AB	1,403,902	14,521
*	Fastighets AB Balder Class B	546,498	14,221
	Loomis AB Class B	406,059	14,068
	BillerudKorsnas AB	990,886	13,968
^	ICA Gruppen AB	436,482	13,353
*	Holmen AB	573,148	12,982
	SSAB AB Class B	3,412,887	12,813
	L E Lundbergforetagen AB Class B	414,112	12,675
	Modern Times Group MTG AB Class B	297,267	12,405
	Indutrade AB	519,724	12,369
	Getinge AB	1,258,326	11,423
	Axfood AB	590,149	11,327
2	Ahlsell AB	1,811,075	10,660
^	Intrum AB	414,630	9,583
	Hemfosa Fastigheter AB	775,592	9,059
	Lifco AB Class B	252,960	8,986
	Sweco AB Class B	381,531	8,982

54

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
2	Bravida Holding AB	1,120,120	8,880
	NCC AB Class B	529,992	8,788
	Hufvudstaden AB Class A	611,151	8,733
*	Wihlborgs Fastigheter AB	750,284	8,661
2	Evolution Gaming Group AB	137,203	8,490
	AF AB	370,216	8,452
	Peab AB	1,105,479	8,313
	Wallenstam AB	919,065	8,245
	Nolato AB Class B	97,368	7,835
	Kungsleden AB	1,071,189	7,373
	Investment AB Latour Class B	675,051	7,270
	Pandox AB Class B	426,886	7,237
	JM AB	397,213	7,074
^	Avanza Bank Holding AB	134,667	6,893
	SSAB AB Class A	1,297,026	6,100
	Bonava AB Class B	483,195	5,660
*	NetEnt AB	1,015,488	5,394
*	Vitrolife AB	361,003	5,273
2	Attendo AB	594,828	5,252
	Nobia AB	629,284	4,832
	Arjo AB	1,228,550	4,374
	Oriflame Holding AG	134,856	4,330
	Svenska Handelsbanken AB Class B	373,529	4,274
^	Mycronic AB	382,064	4,258
*	Betsson AB	702,336	4,257
	Atrium Ljungberg AB	259,341	4,179
2	Resurs Holding AB	605,220	3,881
	Concentric AB	226,229	3,875
	Ratos AB	1,105,846	3,685
	Cloetta AB Class B	1,171,224	3,545
	Bilia AB	440,569	3,432
2	Scandic Hotels Group AB	392,909	3,381
	Klovern AB	2,962,927	3,278
	Bure Equity AB	280,100	3,153
	Klovern AB Preference Shares	84,466	3,079
	Lindab International AB	376,869	2,755
	SkiStar AB	113,173	2,354
*	Investment AB Oresund	167,165	2,348
	Skandinaviska Enskilda Banken AB	251,839	2,347
*,^	SAS AB	1,192,536	2,278
	Hemfosa Fastigheter AB Preference Shares	102,528	2,162
^	Mekonomen AB	154,207	2,123
2	Munters Group AB	392,442	1,981
^	Haldex AB	177,599	1,767
	Telefonaktiebolaget LM Ericsson Class A	225,492	1,717
^	Clas Ohlson AB	213,507	1,694
*,^	Collector AB	237,645	1,603
	Sagax AB	335,392	1,220
	SKF AB Class A	62,797	1,170
*,^	Fingerprint Cards AB Class B	1,356,279	1,036
*	Radisson Hospitality AB	281,381	901
	Sagax AB Preference Shares	166,656	665
	SAS AB Preference Shares	7,787	476
	NCC AB Class A	27,688	457
	Bonava AB Class A	22,761	275
			2,686,552
Switzerland (6.3%)
	Nestle SA	17,266,710	1,338,185
	Novartis AG	12,278,200	930,085
	Roche Holding AG	3,903,365	865,993
	UBS Group AG	19,867,632	304,578
	Zurich Insurance Group AG	847,465	250,621
	Cie Financiere Richemont SA	2,876,843	243,192
	ABB Ltd.	10,043,827	219,095

55

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Credit Suisse Group AG	14,345,168	214,504
	Swiss Re AG	1,771,446	154,663
	Givaudan SA	51,972	117,707
	Lonza Group AG	417,581	110,344
*	Sika AG	715,620	98,877
	LafargeHolcim Ltd. (Swiss Shares)	2,031,796	98,791
	Geberit AG	204,084	87,381
	Swatch Group AG (Bearer)	166,435	78,787
	SGS SA	29,028	77,133
	Julius Baer Group Ltd.	1,217,300	71,299
	Partners Group Holding AG	93,411	68,288
	Swiss Life Holding AG	192,732	66,830
	Swisscom AG	143,394	64,002
	Adecco Group AG	892,210	52,653
	Sonova Holding AG	285,146	51,008
	Temenos AG	329,569	49,563
	Schindler Holding AG	220,108	47,258
	Straumann Holding AG	56,393	42,768
	Chocoladefabriken Lindt & Spruengli AG Registered Shares	558	42,390
	Kuehne & Nagel International AG	282,259	42,373
	Chocoladefabriken Lindt & Spruengli AG Participation Certificates	6,138	39,784
	Vifor Pharma AG	249,260	39,760
	Baloise Holding AG	265,698	38,541
	Roche Holding AG (Bearer)	165,132	37,248
	Swiss Prime Site AG	399,276	36,685
	Logitech International SA	820,688	35,955
	ams AG	435,629	32,306
	LafargeHolcim Ltd. (Paris Shares)	635,227	30,722
	Georg Fischer AG	23,141	29,551
	Clariant AG	1,124,761	26,914
	EMS-Chemie Holding AG	39,800	25,464
	Schindler Holding AG (Registered)	115,842	24,334
	Dufry AG	175,789	22,357
	Flughafen Zurich AG	107,741	21,922
	Swatch Group AG (Registered)	249,188	21,517
	Helvetia Holding AG	36,851	21,023
^	BB Biotech AG	310,665	20,799
	PSP Swiss Property AG	221,707	20,554
2	VAT Group AG	145,326	19,351
	Barry Callebaut AG	10,754	19,270
	Pargesa Holding SA	211,579	17,908
	OC Oerlikon Corp. AG	1,090,966	16,621
	Tecan Group AG	65,478	15,891
2	Sunrise Communications Group AG	191,271	15,542
2	Galenica AG	269,126	14,267
*	Allreal Holding AG	79,038	12,879
	Cembra Money Bank AG	158,604	12,423
	Bucher Industries AG	36,822	12,283
	Banque Cantonale Vaudoise	15,829	12,167
	GAM Holding AG	879,201	12,090
	dormakaba Holding AG	17,296	12,083
*	Idorsia Ltd.	451,941	11,925
	Belimo Holding AG	2,594	11,278
	Vontobel Holding AG	153,325	11,120
	DKSH Holding AG	146,991	10,334
	SFS Group AG	97,001	10,230
	Valiant Holding AG	90,104	10,185
^	Panalpina Welttransport Holding AG	72,644	9,889
*,^	Landis&Gyr Group AG	140,553	9,751
	Forbo Holding AG	6,317	9,414
	Emmi AG	10,789	9,179
	Siegfried Holding AG	22,521	9,003
	Mobimo Holding AG	35,090	8,665
	Sulzer AG	69,241	8,387

56

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Conzzeta AG	7,288	8,382
	Daetwyler Holding AG	40,979	7,862
	u-blox Holding AG	37,313	7,394
*,^	Aryzta AG	475,825	7,117
	St. Galler Kantonalbank AG	12,556	6,526
	BKW AG	99,523	6,424
	Burckhardt Compression Holding AG	17,459	6,193
	Implenia AG	80,239	6,102
	Valora Holding AG	18,639	6,085
	Schweiter Technologies AG	5,276	5,492
	Inficon Holding AG	10,793	5,486
	Interroll Holding AG	3,104	5,445
	Komax Holding AG	20,330	5,354
	Huber & Suhner AG	82,582	5,022
	VZ Holding AG	14,821	4,658
	Comet Holding AG	42,694	4,599
*,^	COSMO Pharmaceuticals NV	39,926	4,502
	Bobst Group SA	42,431	4,338
*,^	Basilea Pharmaceutica AG	62,006	4,121
	Autoneum Holding AG	17,349	4,050
*,^	Arbonia AG	241,156	3,964
	Bachem Holding AG	29,872	3,938
	LEM Holding SA	2,595	3,866
	Ascom Holding AG	210,549	3,809
	Intershop Holding AG	6,545	3,334
*,^	Meyer Burger Technology AG	3,497,988	3,291
	EFG International AG	419,477	3,131
	Rieter Holding AG	17,922	3,088
*	Leonteq AG	51,412	2,950
	Bossard Holding AG	14,747	2,734
	Swissquote Group Holding SA	48,356	2,677
^	Ypsomed Holding AG	18,374	2,672
	APG SGA SA	6,190	2,318
	Vetropack Holding AG	1,098	2,217
	Bell Food Group AG	6,694	2,142
	Zehnder Group AG	51,472	2,131
*	Schmolz & Bickenbach AG	2,466,477	1,937
^	Kudelski SA	191,541	1,789
	ALSO Holding AG	14,814	1,769
*	Alpiq Holding AG	20,332	1,540
*	Aryzta AG (Dublin Shares)	3,631	52
			6,806,440
United Kingdom (15.7%)
	HSBC Holdings plc	113,409,785	1,059,754
	Royal Dutch Shell plc Class A (London Shares)	25,881,037	895,726
	BP plc	110,230,413	838,700
	Royal Dutch Shell plc Class B	21,160,731	757,838
	British American Tobacco plc	12,519,177	630,641
	GlaxoSmithKline plc	27,504,874	554,531
	AstraZeneca plc	7,153,946	494,824
	Diageo plc	13,620,803	489,346
	Vodafone Group plc	150,663,334	364,955
	Rio Tinto plc	6,497,772	358,152
	Unilever plc	6,472,898	357,570
	Lloyds Banking Group plc	405,389,207	336,363
	Prudential plc	14,619,765	333,281
	Glencore plc	65,875,594	312,767
	Reckitt Benckiser Group plc	3,533,131	290,303
	BHP Billiton plc	11,734,836	263,361
	Barclays plc	96,281,726	237,986
	Shire plc	3,880,529	218,627
	National Grid plc	18,934,491	209,249
	Imperial Brands plc	5,352,353	198,779
	Compass Group plc	8,930,907	190,370

57

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Tesco plc	54,523,561	184,488
	BAE Systems plc	18,016,901	153,277
	Aviva plc	22,606,236	149,996
	Standard Chartered plc	15,270,525	138,710
	BT Group plc	47,087,882	135,085
	Experian plc	5,158,953	127,266
	RELX plc	5,873,219	125,424
	CRH plc (London Shares)	3,535,828	124,029
	Anglo American plc	5,564,587	123,541
	Rolls-Royce Holdings plc	9,367,308	122,011
	Legal & General Group plc	33,370,791	116,727
	Sky plc	5,831,315	112,306
	WPP plc	6,919,943	108,725
*	Ferguson plc	1,329,155	107,540
	London Stock Exchange Group plc	1,756,965	103,433
	SSE plc	5,736,378	102,399
	Smith & Nephew plc	4,946,188	91,111
*	Royal Bank of Scotland Group plc	25,513,187	85,892
	Ashtead Group plc	2,754,813	82,038
	Informa plc	7,029,121	77,266
	Associated British Foods plc	1,964,098	70,823
	Melrose Industries plc	24,624,173	68,901
	Intertek Group plc	908,561	68,316
	InterContinental Hotels Group plc	1,082,999	67,326
	Burberry Group plc	2,346,495	66,689
	Shire plc ADR	394,371	66,570
	Centrica plc	31,777,889	65,984
	Standard Life Aberdeen plc	15,288,110	65,467
	3i Group plc	5,360,199	63,461
	Next plc	764,000	60,814
	Persimmon plc	1,746,543	58,177
	Bunzl plc	1,910,357	57,696
	Carnival plc	981,936	56,123
	Mondi plc	2,064,711	55,703
	Whitbread plc	1,038,081	54,113
	Smurfit Kappa Group plc	1,303,162	52,483
	RSA Insurance Group plc	5,785,328	51,741
	Paddy Power Betfair plc	468,583	51,209
	Pearson plc	4,392,377	51,153
	Johnson Matthey plc	1,069,310	50,917
	Land Securities Group plc	4,017,786	50,618
	International Consolidated Airlines Group SA (London Shares)	5,794,773	50,557
	Sage Group plc	6,120,845	50,554
	Segro plc	5,684,480	50,063
	Smiths Group plc	2,238,941	50,013
	British Land Co. plc	5,509,157	48,740
	ITV plc	21,042,583	48,109
	Rentokil Initial plc	10,379,918	47,859
	Kingfisher plc	12,139,179	47,472
	DCC plc	505,955	45,880
	Croda International plc	718,422	45,388
	St. James's Place plc	2,936,596	44,308
	Taylor Wimpey plc	18,408,793	43,335
	CRH plc (Dublin Shares)	1,223,164	43,024
	GVC Holdings plc	3,103,631	42,917
*	Ocado Group plc	3,103,913	41,948
	Wm Morrison Supermarkets plc	12,278,357	40,728
	Randgold Resources Ltd.	528,916	40,710
	TUI AG (London Shares)	1,831,150	40,051
	United Utilities Group plc	3,884,265	39,050
	Halma plc	2,149,727	38,709
	Barratt Developments plc	5,685,475	38,542
	J Sainsbury plc	9,095,715	38,491
	DS Smith plc	5,608,733	38,430

58

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Hargreaves Lansdown plc	1,477,587	38,302
	Coca-Cola HBC AG	1,112,794	37,039
*,2	Quilter plc	19,058,961	36,452
	Weir Group plc	1,359,460	35,703
	Marks & Spencer Group plc	9,157,844	35,574
	Spirax-Sarco Engineering plc	414,364	35,534
	Rightmove plc	505,548	35,339
	Berkeley Group Holdings plc	704,225	35,080
	Micro Focus International plc	2,017,850	35,013
	Severn Trent plc	1,342,195	34,996
	Direct Line Insurance Group plc	7,750,636	34,977
	Royal Mail plc	5,156,402	34,306
*	Just Eat plc	3,249,474	33,322
	Hiscox Ltd.	1,584,945	31,809
	Hammerson plc	4,481,388	30,798
	G4S plc	8,731,605	30,757
	John Wood Group plc	3,720,860	30,727
2	Auto Trader Group plc	5,207,987	29,188
	Admiral Group plc	1,151,058	28,929
	Meggitt plc	4,393,878	28,513
	Bellway plc	698,340	27,589
	easyJet plc	1,236,571	27,205
	Travis Perkins plc	1,416,934	26,552
	BBA Aviation plc	5,821,569	26,117
	Schroders plc	627,893	26,056
	B&M European Value Retail SA	4,783,580	25,412
	Investec plc	3,584,279	25,344
	Antofagasta plc	1,948,669	25,318
*	Tullow Oil plc	7,780,214	25,034
	Electrocomponents plc	2,493,140	24,855
	Pennon Group plc	2,372,060	24,807
	NEX Group plc	1,777,767	24,032
	Inchcape plc	2,321,232	23,864
	Howden Joinery Group plc	3,328,827	23,475
	Spectris plc	673,493	23,140
	Derwent London plc	564,351	23,089
	IG Group Holdings plc	2,034,725	23,072
2	ConvaTec Group plc	8,201,599	22,897
*	Cobham plc	13,509,948	22,845
	NMC Health plc	483,398	22,753
	Intermediate Capital Group plc	1,567,300	22,706
	Beazley plc	2,931,471	22,590
	IMI plc	1,506,728	22,422
	Tate & Lyle plc	2,624,691	22,337
	RPC Group plc	2,245,278	22,107
	SSP Group plc	2,592,855	21,634
	Rotork plc	4,881,503	21,499
	CYBG plc	5,014,027	21,006
	Man Group plc	8,840,456	20,493
*	Indivior plc	4,061,104	20,450
	Dechra Pharmaceuticals plc	556,018	20,349
2	Merlin Entertainments plc	3,972,550	20,255
	Cineworld Group plc	5,705,500	19,914
	Phoenix Group Holdings	2,226,688	19,829
*	Metro Bank plc	461,829	19,648
	Capita plc	9,285,520	19,517
	William Hill plc	4,818,046	19,243
	Evraz plc	2,846,953	19,002
	Inmarsat plc	2,582,704	18,676
	Hays plc	7,554,005	18,551
	British American Tobacco plc ADR	358,284	18,075
	HomeServe plc	1,527,992	18,073
	TP ICAP plc	3,193,171	17,717
	Victrex plc	460,777	17,641

59

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Tritax Big Box REIT plc	8,399,344	17,254
	Close Brothers Group plc	850,069	16,595
	UNITE Group plc	1,452,762	16,485
	Playtech plc	1,648,613	16,348
	Shaftesbury plc	1,304,879	16,093
	IWG plc	3,824,719	16,072
	Fresnillo plc	1,049,921	15,822
	Capital & Counties Properties plc	4,147,908	15,691
	WH Smith plc	592,263	15,590
	Hikma Pharmaceuticals plc	783,244	15,449
	UDG Healthcare plc	1,416,327	15,392
	Babcock International Group plc	1,428,931	15,353
	Mediclinic International plc	2,202,689	15,260
2	Sophos Group plc	1,813,864	15,252
	Britvic plc	1,476,969	15,145
	Great Portland Estates plc	1,593,679	15,016
*	BTG plc	2,162,317	14,675
	Daily Mail & General Trust plc	1,494,060	14,590
*	KAZ Minerals plc	1,302,444	14,396
	Balfour Beatty plc	3,841,813	14,339
	Dixons Carphone plc	5,618,733	13,789
	Jupiter Fund Management plc	2,331,700	13,671
	Bodycote plc	1,057,947	13,617
	Renishaw plc	192,790	13,440
	Ascential plc	2,199,022	13,091
	Greene King plc	1,718,541	13,018
	Pagegroup plc	1,752,787	12,997
	Grafton Group plc	1,228,762	12,875
	Cranswick plc	287,767	12,780
	National Express Group plc	2,414,218	12,747
	AVEVA Group plc	356,555	12,609
	BCA Marketplace plc	4,273,076	12,367
	Domino's Pizza Group plc	2,708,070	12,360
	Aggreko plc	1,371,446	12,204
	Moneysupermarket.com Group plc	2,923,284	12,135
	Genus plc	342,896	11,894
	Intu Properties plc	4,972,355	11,804
	JD Sports Fashion plc	2,019,340	11,701
	Jardine Lloyd Thompson Group plc	690,480	11,662
2	Countryside Properties plc	2,536,377	11,490
	Polymetal International plc	1,291,067	11,408
	Bovis Homes Group plc	756,294	11,403
	QinetiQ Group plc	3,158,580	11,210
*	Provident Financial plc	1,418,647	11,193
	Petrofac Ltd.	1,450,750	11,145
*	Sirius Minerals plc	25,292,791	11,028
	Thomas Cook Group plc	7,618,826	10,796
2	ZPG plc	1,676,525	10,780
	Fidessa Group plc	211,311	10,764
	Diploma plc	619,487	10,686
*	Cairn Energy plc	3,241,321	10,643
	Ashmore Group plc	2,160,405	10,592
	Synthomer plc	1,515,440	10,501
	Saga plc	6,331,580	10,475
	Big Yellow Group plc	826,764	10,364
	Assura plc	13,211,841	10,035
2	John Laing Group plc	2,767,252	10,032
	Drax Group plc	2,299,746	9,920
	Greencore Group plc	4,000,129	9,794
	Rathbone Brothers plc	286,822	9,787
	Centamin plc	6,153,298	9,648
	Entertainment One Ltd.	1,991,422	9,631
	Workspace Group plc	675,124	9,597
	Redrow plc	1,358,507	9,544

60

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*,2	Wizz Air Holdings plc	200,529	9,496
	Senior plc	2,355,508	9,418
	Grainger plc	2,314,263	9,384
	Vesuvius plc	1,190,699	9,360
	Essentra plc	1,461,979	9,256
	Just Group plc	5,204,144	9,255
	Paragon Banking Group plc	1,463,419	9,227
	Ultra Electronics Holdings plc	410,399	8,929
	LondonMetric Property plc	3,610,931	8,799
	Elementis plc	2,591,317	8,621
2	Ibstock plc	2,173,020	8,563
*	Cairn Homes plc	4,128,343	8,555
	Hill & Smith Holdings plc	439,688	8,553
	Lancashire Holdings Ltd.	1,144,525	8,553
	Savills plc	739,245	8,470
	Safestore Holdings plc	1,155,589	8,356
	Coats Group plc	7,948,344	8,120
*	Serco Group plc	6,187,464	8,066
*	Hunting plc	788,282	8,059
	Virgin Money Holdings UK plc	1,596,104	7,685
	Computacenter plc	399,921	7,619
	OneSavings Bank plc	1,383,444	7,466
*	Firstgroup plc	6,797,717	7,447
	Greggs plc	556,587	7,299
	Crest Nicholson Holdings plc	1,402,634	7,195
	Brewin Dolphin Holdings plc	1,534,177	7,171
	Morgan Advanced Materials plc	1,648,843	7,100
*	Premier Oil plc	4,172,740	7,056
	Micro Focus International plc ADR	406,093	7,013
	Galliford Try plc	605,735	6,954
	Kier Group plc	528,091	6,679
	Sanne Group plc	749,025	6,662
	J D Wetherspoon plc	391,171	6,494
	SIG plc	3,330,677	6,115
	F&C Commercial Property Trust Ltd.	3,055,022	6,069
2	Equiniti Group plc	1,861,708	6,043
	NewRiver REIT plc	1,677,753	5,965
	Marshalls plc	1,108,450	5,945
	Softcat plc	583,753	5,890
2	Hastings Group Holdings plc	1,713,450	5,742
*	Sports Direct International plc	1,083,699	5,702
	AA plc	3,412,297	5,583
	Polypipe Group plc	1,083,286	5,489
	St. Modwen Properties plc	987,567	5,466
	TalkTalk Telecom Group plc	3,866,895	5,338
2	Spire Healthcare Group plc	1,606,345	5,298
	Keller Group plc	396,866	5,294
	888 Holdings plc	1,459,541	5,192
	Stobart Group Ltd.	1,700,422	5,152
*	Bank of Georgia Group plc	207,578	5,148
	Go-Ahead Group plc	241,279	5,041
*	EI Group plc	2,625,585	5,041
	Halfords Group plc	1,100,227	5,025
	Dairy Crest Group plc	763,281	4,939
	Telecom Plus plc	320,026	4,744
	esure Group plc	1,651,000	4,721
	Card Factory plc	1,785,326	4,635
	Marston's plc	3,506,123	4,596
	Chemring Group plc	1,564,760	4,594
	Pets at Home Group plc	2,675,944	4,565
	Stagecoach Group plc	2,448,810	4,559
	Ted Baker plc	159,718	4,532
	TBC Bank Group plc	195,102	4,500
	UK Commercial Property Trust Ltd.	3,786,319	4,401

61

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	RPS Group plc	1,289,942	4,359
	Mitie Group plc	2,062,094	4,243
	De La Rue plc	575,908	4,229
	Superdry plc	282,315	4,173
	Mitchells & Butlers plc	1,216,742	4,165
	Northgate plc	774,478	4,147
	ITE Group plc	3,932,469	4,146
	Chesnara plc	860,373	4,103
	Restaurant Group plc	1,087,658	4,028
	NCC Group plc	1,487,950	4,004
	Vedanta Resources plc	468,747	3,978
	Ferrexpo plc	1,617,962	3,890
2	McCarthy & Stone plc	3,002,349	3,876
	Dignity plc	290,832	3,857
*	Vectura Group plc	3,710,632	3,814
	KCOM Group plc	2,936,994	3,760
	Picton Property Income Ltd.	2,994,419	3,600
	Dunelm Group plc	540,127	3,592
*	Petra Diamonds Ltd.	4,812,117	3,566
	Renewi plc	3,420,659	3,521
	Hochschild Mining plc	1,388,173	3,485
	Redefine International plc	7,435,216	3,432
	PZ Cussons plc	1,104,305	3,279
	International Personal Finance plc	1,218,090	3,272
	Gocompare.Com Group plc	1,794,576	3,094
*	AO World plc	1,540,801	3,030
	Hansteen Holdings plc	2,206,329	3,028
*	Georgia Capital plc	207,648	2,823
	Lookers plc	1,817,238	2,599
*	Ophir Energy plc	3,817,963	2,545
	Royal Dutch Shell plc Class A	72,780	2,526
	Helical plc	557,107	2,493
	Devro plc	939,809	2,470
	Schroder REIT Ltd.	2,895,599	2,361
	Rank Group plc	936,660	2,357
*	Phoenix Group Holdings Rights. Exp. 07/09/2018	1,039,121	2,264
*,2	Bakkavor Group plc	815,033	2,078
	Daejan Holdings plc	25,906	2,005
*	Premier Foods plc	3,906,931	1,947
	N Brown Group plc	858,112	1,916
*	Allied Minds plc	1,270,954	1,759
2	CMC Markets plc	661,320	1,734
*	Lamprell plc	1,335,997	1,663
	Smurfit Kappa Group plc (Dublin Shares)	40,073	1,618
	Soco International plc	1,184,766	1,507
*	Acacia Mining plc	829,685	1,371
*,2	Alfa Financial Software Holdings plc	525,966	1,217
*	Nostrum Oil & Gas plc	472,069	1,203
	Debenhams plc	4,847,794	952
	Rhi Magnesita NV (London Shares)	8,847	537
*	Countrywide plc	942,821	469
*,^,3	Carillion plc	2,500,529	469
*,3	GVC CVR	29,940	4
*,3	Sole Realisation Co. plc	135	—
			17,071,903
Total Common Stocks (Cost $93,517,122)			107,586,116

62

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2018

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (1.4%)[1]
Money Market Fund (1.3%)
4,5	Vanguard Market Liquidity Fund	2.122%		14,177,262	1,417,868

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	1.693%	7/12/18	10,800	10,795
	United States Treasury Bill	1.833%	8/2/18	600	599
	United States Treasury Bill	1.882%	8/9/18	3,000	2,994
	United States Treasury Bill	1.916%—1.919%	9/6/18	18,600	18,536
	United States Treasury Bill	1.941%	9/27/18	1,600	1,593
6	United States Treasury Bill	1.918%—1.946%	10/4/18	29,100	28,956
6	United States Treasury Bill	2.078%	11/15/18	19,100	18,956

					82,429
Total Temporary Cash Investments (Cost $1,500,075)					1,500,297
Total Investments (100.6%) (Cost $95,017,197)					109,086,413
Other Assets and Liabilities—Net (-0.6%)[5,7]					(694,526)
Net Assets (100%)					108,391,887

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,031,050,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate value of these securities was $1,311,113,000, representing 1.2% of net assets.
3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $1,141,242,000 of collateral received for securities on loan.
6 Securities with a value of $40,449,000 have been segregated as initial margin for open futures contracts.
7 Cash of $19,003,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

63

© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA1272 082018

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 20, 2018

VANGUARD TAX-MANAGED FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 20, 2018

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216,
Incorporated by Reference.